Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (59.8%)
Basic Materials (1.0%)
	Linde plc	260,907	129,347
	Newmont Corp.	612,341	66,286
	Freeport-McMoRan Inc.	809,043	47,556
	Ecolab Inc.	142,908	38,016
	Air Products and Chemicals Inc.	125,382	36,422
	Fastenal Co.	646,279	29,987
	Nucor Corp.	121,786	20,594
	Steel Dynamics Inc.	78,079	14,054
	Royal Gold Inc.	47,764	12,155
	Albemarle Corp.	66,271	11,898
	LyondellBasell Industries NV Class A	145,119	11,691
	CF Industries Holdings Inc.	86,552	11,238
	International Paper Co.	297,137	10,608
	Carpenter Technology Corp.	26,688	10,519
	International Flavors & Fragrances Inc.	137,100	9,947
	Alcoa Corp.	148,505	9,850
*	RBC Bearings Inc.	17,813	9,675
	Reliance Inc.	29,101	8,844
	Avery Dennison Corp.	43,267	7,471
	Mueller Industries Inc.	62,480	6,923
	Solstice Advanced Materials Inc.	89,098	6,786
	Hecla Mining Co.	358,630	6,681
*	Coeur Mining Inc.	325,386	6,107
	Eastman Chemical Co.	64,281	4,906
	Element Solutions Inc.	137,222	4,685
	Mosaic Co.	178,755	4,558
*	MP Materials Corp.	90,077	4,347
	Celanese Corp.	61,739	4,061
	Commercial Metals Co.	62,347	3,830
*	Uranium Energy Corp.	272,429	3,678
	Timken Co.	35,169	3,537
	Hexcel Corp.	42,668	3,453
	Balchem Corp.	18,108	3,069
	UFP Industries Inc.	31,894	2,938
	NewMarket Corp.	4,491	2,879
*	Cleveland-Cliffs Inc.	320,442	2,708
*	Energy Fuels Inc.	133,763	2,441
	Cabot Corp.	29,460	2,219
	Westlake Corp.	18,067	2,111
	Sensient Technologies Corp.	23,755	2,053
*	Perimeter Solutions Inc.	80,786	1,973
*	Century Aluminum Co.	33,436	1,962
	Avient Corp.	52,405	1,902
	Olin Corp.	63,170	1,878
	Chemours Co.	83,584	1,841
	Materion Corp.	11,705	1,693
*,1	USA Rare Earth Inc.	110,529	1,673
	Hawkins Inc.	10,390	1,596
	Scotts Miracle-Gro Co.	24,482	1,489
	Ashland Inc.	25,212	1,402
*	Ingevity Corp.	19,649	1,400
	Huntsman Corp.	94,966	1,264
	Minerals Technologies Inc.	17,088	1,212
	FMC Corp.	69,323	1,194
	Innospec Inc.	14,308	1,045
	Kaiser Aluminum Corp.	8,194	987
	Quaker Chemical Corp.	7,930	985
*	Hycroft Mining Holding Corp. Class A	25,765	907
*	Ecovyst Inc.	64,335	827
	Sylvamo Corp.	19,237	813
*	Ivanhoe Electric Inc.	67,098	793
	Worthington Steel Inc.	21,509	653

		Shares	Market Value ($000)
*	i-80 Gold Corp.	420,556	639
	Tronox Holdings plc	63,882	624
*,1	United States Antimony Corp.	69,732	609
	Stepan Co.	11,424	571
	Ryerson Holding Corp.	24,771	557
*	Compass Minerals International Inc.	23,142	540
*	NWPX Infrastructure Inc.	5,459	425
*	LSB Industries Inc.	27,907	416
	Koppers Holdings Inc.	10,519	407
*	Rayonier Advanced Materials Inc.	33,583	372
	AdvanSix Inc.	14,040	343
*	Metallus Inc.	20,124	329
*	Intrepid Potash Inc.	7,428	318
*	Dakota Gold Corp.	60,477	305
	Mativ Holdings Inc.	33,031	287
*	Idaho Strategic Resources Inc.	8,104	260
*,1	ASP Isotopes Inc.	58,813	260
*	Ur-Energy Inc.	173,529	259
*	Magnera Corp.	21,501	204
*,1	American Battery Technology Co.	70,961	198
*	Alto Ingredients Inc.	40,324	195
*	Contango Silver & Gold Inc.	8,281	155
*	Perma-Pipe International Holdings Inc.	4,541	135
*	US Gold Corp.	7,893	120
*	Clearwater Paper Corp.	8,076	116
*	Comstock Inc.	36,778	112
	Friedman Industries Inc.	5,097	90
*	Tredegar Corp.	10,966	87
*	GrafTech International Ltd.	11,486	78
*	Paramount Gold Nevada Corp.	42,735	71
	Omega Flex Inc.	2,198	68
*	Ascent Industries Co.	4,710	63
*	Gold Resource Corp.	45,087	54
*	CPS Technologies Corp.	13,812	52
*	Solitario Resources Corp.	61,319	50
*	Ampco-Pittsburgh Corp.	7,265	49
*	American Vanguard Corp.	19,365	48
	Northern Technologies International Corp.	5,764	48
*	Unifi Inc.	12,029	43
*	Westwater Resources Inc.	64,755	42
	Flexible Solutions International Inc.	7,700	42
*	Culp Inc.	7,359	20
*,2	American Infrastructure Corp.	4,696	—
*,2	ReElement Technologies Corp.	8,767	—
			619,278
Consumer Discretionary (8.1%)
*	Amazon.com Inc.	5,439,299	1,132,843
*	Tesla Inc.	1,584,592	589,072
	Walmart Inc.	2,467,965	306,719
	Costco Wholesale Corp.	249,887	248,995
*	Netflix Inc.	2,377,070	228,555
	Home Depot Inc.	560,492	184,340
	McDonald's Corp.	399,948	124,300
	TJX Cos. Inc.	625,217	99,847
	Walt Disney Co.	997,277	96,118
*	Uber Technologies Inc.	1,158,639	83,341
	Booking Holdings Inc.	17,831	75,074
	Lowe's Cos. Inc.	315,889	74,638
	Starbucks Corp.	641,397	57,463
*	O'Reilly Automotive Inc.	474,120	43,766
	Ross Stores Inc.	182,100	39,448
	Hilton Worldwide Holdings Inc.	129,044	39,240
	Marriott International Inc. Class A	119,335	39,031
	General Motors Co.	508,994	37,920
	Royal Caribbean Cruises Ltd.	137,073	37,720
*	Warner Bros Discovery Inc.	1,326,311	36,421
	NIKE Inc. Class B	670,452	35,413
*	AutoZone Inc.	9,324	31,494
	Target Corp.	254,919	30,896

		Shares	Market Value ($000)
	Electronic Arts Inc.	140,999	28,746
*	Airbnb Inc. Class A	214,513	27,089
	Ford Motor Co.	2,206,956	25,468
	Delta Air Lines Inc.	367,524	24,433
	Yum! Brands Inc.	155,622	24,196
*	Carvana Co.	76,342	24,000
*	Chipotle Mexican Grill Inc.	733,157	23,468
	eBay Inc.	252,152	22,951
	Garmin Ltd.	92,170	21,384
	DR Horton Inc.	146,928	20,162
*	ROBLOX Corp. Class A	353,948	20,019
*	Take-Two Interactive Software Inc.	99,175	19,587
*	United Airlines Holdings Inc.	184,824	17,017
*	Copart Inc.	490,494	16,284
	Carnival Corp.	626,505	16,214
	Tapestry Inc.	113,985	16,084
	Expedia Group Inc.	65,832	15,200
	Dollar General Corp.	123,972	14,719
*	Live Nation Entertainment Inc.	92,497	14,107
	Tractor Supply Co.	296,409	13,427
	Omnicom Group Inc.	174,718	13,158
*	Ulta Beauty Inc.	24,978	13,056
	PulteGroup Inc.	108,417	12,751
	Darden Restaurants Inc.	64,821	12,708
	Williams-Sonoma Inc.	67,225	12,257
*	Dollar Tree Inc.	106,372	11,649
*	Burlington Stores Inc.	35,380	11,512
	Southwest Airlines Co.	276,569	10,391
	Lennar Corp. Class A	116,799	10,143
*	Liberty Media Corp.-Liberty Formula One Class C	119,211	10,135
	RB Global Inc.	104,604	10,026
	Estee Lauder Cos. Inc. Class A	139,130	9,985
*	NVR Inc.	1,496	9,858
	Rollins Inc.	176,166	9,409
*	Lululemon Athletica Inc.	60,069	9,197
	Las Vegas Sands Corp.	170,200	9,170
*	Aptiv plc	119,924	8,328
	Somnigroup International Inc.	111,923	8,273
	Genuine Parts Co.	77,603	8,207
*	Flutter Entertainment plc	78,944	8,048
*	Deckers Outdoor Corp.	79,941	8,001
*	Rivian Automotive Inc. Class A	522,655	7,866
	Hasbro Inc.	79,122	7,406
	Toll Brothers Inc.	53,407	7,288
*	BJ's Wholesale Club Holdings Inc.	73,756	7,259
	New York Times Co. Class A	86,239	7,221
	Best Buy Co. Inc.	111,662	7,169
	Ralph Lauren Corp.	20,667	7,109
*	Five Below Inc.	31,048	7,094
	TKO Group Holdings Inc. Class A	35,109	7,080
	Dick's Sporting Goods Inc.	35,522	7,044
	BorgWarner Inc.	116,777	6,336
	Fox Corp. Class A	108,383	6,330
	Service Corp. International	74,962	6,185
	Texas Roadhouse Inc. Class A	37,379	6,173
	Domino's Pizza Inc.	17,059	6,121
	Aramark	147,667	5,986
*	DraftKings Inc. Class A	263,744	5,702
*	Trade Desk Inc. Class A	248,978	5,649
*	GameStop Corp. Class A	227,234	5,236
	News Corp. Class A	200,132	4,989
*	Norwegian Cruise Line Holdings Ltd.	257,448	4,814
	Murphy USA Inc.	9,399	4,643
*	Cava Group Inc.	55,696	4,506
	Wynn Resorts Ltd.	43,895	4,458
*	Wayfair Inc. Class A	58,170	4,375
	LKQ Corp.	143,937	4,227
*	American Airlines Group Inc.	371,571	3,991
	Pool Corp.	18,666	3,777
	VF Corp.	220,233	3,742

		Shares	Market Value ($000)
*	MGM Resorts International	100,767	3,729
*	AutoNation Inc.	18,595	3,631
*	Chewy Inc. Class A	134,391	3,629
*	Dutch Bros Inc. Class A	71,505	3,622
*	Brinker International Inc.	24,519	3,501
	Lear Corp.	28,656	3,470
	Wyndham Hotels & Resorts Inc.	42,283	3,435
*	Planet Fitness Inc. Class A	44,918	3,341
*	SiteOne Landscape Supply Inc.	25,037	3,333
*	CarMax Inc.	79,923	3,323
	Gap Inc.	136,194	3,296
	Lithia Motors Inc. Class A	13,172	3,289
	Fox Corp. Class B	61,894	3,287
*	Madison Square Garden Sports Corp.	9,904	3,183
*	Ollie's Bargain Outlet Holdings Inc.	34,508	3,176
	Hyatt Hotels Corp. Class A	22,084	3,175
*	Floor & Decor Holdings Inc. Class A	60,794	3,088
*	Taylor Morrison Home Corp. Class A	51,786	3,016
*	Versant Media Group Inc.	81,064	3,001
	Churchill Downs Inc.	33,376	2,998
	Nexstar Media Group Inc. Class A	16,219	2,933
*	Caesars Entertainment Inc.	108,893	2,878
*	Lyft Inc. Class A	212,708	2,829
*	Liberty Live Holdings Inc. Class C	29,017	2,731
	Gentex Corp.	121,856	2,663
*	Grand Canyon Education Inc.	15,458	2,628
	Atmus Filtration Technologies Inc.	45,823	2,601
	Vail Resorts Inc.	20,140	2,584
*	Bright Horizons Family Solutions Inc.	31,342	2,574
*	Etsy Inc.	51,457	2,572
	Macy's Inc.	141,769	2,565
	Rush Enterprises Inc. Class A	38,746	2,562
*	Boot Barn Holdings Inc.	17,143	2,509
*	Mattel Inc.	170,169	2,473
	Boyd Gaming Corp.	29,660	2,438
*	Laureate Education Inc.	69,025	2,405
*	Valvoline Inc.	71,035	2,393
	Wingstop Inc.	15,423	2,390
	Sirius XM Holdings Inc.	103,535	2,390
*	Alaska Air Group Inc.	64,535	2,374
*	Abercrombie & Fitch Co. Class A	25,838	2,361
*	Champion Homes Inc.	31,292	2,327
	Travel + Leisure Co.	33,325	2,306
	U-Haul Holding Co. (XNYS)	50,996	2,278
	H&R Block Inc.	70,732	2,245
	Thor Industries Inc.	28,051	2,241
*	Crocs Inc.	26,903	2,234
*	Urban Outfitters Inc.	35,167	2,228
	PriceSmart Inc.	14,751	2,220
	Meritage Homes Corp.	35,902	2,220
	Dana Inc.	65,271	2,196
	Kontoor Brands Inc.	31,118	2,187
*	Covista Inc.	18,636	2,148
	Bath & Body Works Inc.	114,769	2,143
*	Asbury Automotive Group Inc.	10,852	2,121
*	Tri Pointe Homes Inc.	45,327	2,118
	News Corp. Class B	74,285	2,118
*	Cavco Industries Inc.	4,374	2,118
*	Frontdoor Inc.	39,991	2,114
	Group 1 Automotive Inc.	6,382	2,110
	Academy Sports & Outdoors Inc.	37,136	2,096
*	Duolingo Inc. Class A	21,268	2,096
*	Victoria's Secret & Co.	44,950	2,084
*	SkyWest Inc.	22,465	2,063
*	Life Time Group Holdings Inc.	76,003	2,048
*	Stride Inc.	22,924	2,021
	Warner Music Group Corp. Class A	78,608	2,008
[1]	Whirlpool Corp.	35,848	1,933
*	elf Beauty Inc.	31,562	1,913
	Graham Holdings Co. Class B	1,797	1,900

		Shares	Market Value ($000)
*	Shake Shack Inc. Class A	21,247	1,880
	Signet Jewelers Ltd.	21,643	1,832
*	Sphere Entertainment Co.	15,564	1,827
	PVH Corp.	25,735	1,795
	Advance Auto Parts Inc.	33,393	1,762
*	OPENLANE Inc.	59,002	1,720
*	M/I Homes Inc.	13,895	1,701
	Polaris Inc.	30,728	1,675
	Paramount Skydance Corp. Class B	184,963	1,668
*	QuantumScape Corp. Class A	258,675	1,650
*	Liberty Media Corp.-Liberty Formula One Class A	21,021	1,641
	Cinemark Holdings Inc.	57,440	1,638
*	Dorman Products Inc.	15,363	1,603
	Red Rock Resorts Inc. Class A	30,030	1,602
*	YETI Holdings Inc.	43,149	1,579
	KB Home	30,406	1,574
	LCI Industries	12,726	1,565
[1]	Choice Hotels International Inc.	14,030	1,452
	Phinia Inc.	20,718	1,418
	Steven Madden Ltd.	41,748	1,416
	American Eagle Outfitters Inc.	84,159	1,405
	Cheesecake Factory Inc.	25,238	1,382
	Penske Automotive Group Inc.	9,198	1,375
	Acushnet Holdings Corp.	14,594	1,364
	Visteon Corp.	14,892	1,357
*	Hilton Grand Vacations Inc.	34,357	1,344
*,1	Avis Budget Group Inc.	9,205	1,343
	Perdoceo Education Corp.	35,508	1,321
*	Madison Square Garden Entertainment Corp. Class A	21,871	1,288
*	Lionsgate Studios Corp.	133,778	1,283
	HNI Corp.	38,365	1,281
	Harley-Davidson Inc.	62,961	1,273
*	Atlanta Braves Holdings Inc. Class C	29,041	1,240
*	Rush Street Interactive Inc.	56,524	1,229
*	National Vision Holdings Inc.	45,301	1,173
*	Penn Entertainment Inc.	77,057	1,158
*	RH	8,250	1,154
*	Knowles Corp.	44,278	1,137
	Marriott Vacations Worldwide Corp.	17,291	1,126
*	Green Brick Partners Inc.	17,301	1,115
*	Capri Holdings Ltd.	62,751	1,106
*	Callaway Golf Co.	79,499	1,103
*	Universal Technical Institute Inc.	28,929	1,044
	Levi Strauss & Co. Class A	55,552	1,027
*	Goodyear Tire & Rubber Co.	154,591	1,025
*	Peloton Interactive Inc. Class A	231,466	993
	Strategic Education Inc.	11,934	990
*	Liberty Live Holdings Inc. Class A	10,738	984
	Dillard's Inc. Class A	1,673	957
*	Six Flags Entertainment Corp.	52,141	926
*	Central Garden & Pet Co. Class A	28,348	919
	Worthington Enterprises Inc.	17,076	890
	Interparfums Inc.	9,774	888
*	Sonos Inc.	65,742	881
	Buckle Inc.	17,298	871
*	Arlo Technologies Inc.	58,072	826
	Newell Brands Inc.	240,002	823
	Century Communities Inc.	14,158	812
	John Wiley & Sons Inc. Class A	20,830	794
	Kohl's Corp.	61,014	787
*	Sally Beauty Holdings Inc.	56,006	776
	Interface Inc. Class A	31,102	775
	Winmark Corp.	1,813	775
	La-Z-Boy Inc.	23,584	758
*	JetBlue Airways Corp.	170,492	754
*	Dauch Corp.	126,711	751
	Columbia Sportswear Co.	13,661	749
	Wolverine World Wide Inc.	45,920	749
	Leggett & Platt Inc.	75,268	744
*	Red Cat Holdings Inc.	56,341	738

		Shares	Market Value ($000)
*	Figs Inc. Class A	49,114	725
*	TripAdvisor Inc.	67,398	719
*	Allegiant Travel Co.	8,735	708
*,1	Lucid Group Inc. Class A	74,223	707
	Carter's Inc.	19,468	696
	Monarch Casino & Resort Inc.	6,775	648
	PROG Holdings Inc.	22,176	636
*	Lincoln Educational Services Corp.	15,484	630
*	Under Armour Inc. Class A	104,401	617
	Wendy's Co.	87,913	611
	Papa John's International Inc.	18,329	594
*	XPEL Inc.	13,096	580
	MillerKnoll Inc.	38,479	556
	G-III Apparel Group Ltd.	19,894	551
*	RealReal Inc.	60,431	549
*	USA TODAY Co. Inc.	77,584	547
	Upbound Group Inc.	29,612	535
*	Revolve Group Inc. Class A	23,377	529
*	Global Business Travel Group I	90,938	507
	Sonic Automotive Inc. Class A	7,355	504
*	Lindblad Expeditions Holdings Inc.	27,608	478
*	American Public Education Inc.	8,387	477
*	Gentherm Inc.	17,099	475
*	Coursera Inc.	81,518	474
*	Sun Country Airlines Holdings Inc.	28,715	474
	Winnebago Industries Inc.	15,205	471
*	LGI Homes Inc.	11,625	460
*	Pursuit Attractions & Hospitality Inc.	12,558	460
*	United Parks & Resorts Inc.	13,862	453
*	Eastman Kodak Co.	49,952	452
	Gold.com Inc.	11,097	445
	Matthews International Corp. Class A	16,614	429
*	Driven Brands Holdings Inc.	33,841	427
*	Mister Car Wash Inc.	59,245	413
	Scholastic Corp.	10,485	410
*,1	U-Haul Holding Co.	8,569	409
*	BJ's Restaurants Inc.	11,609	408
	Standard Motor Products Inc.	11,610	403
*	ACV Auctions Inc. Class A	94,375	400
*	Coty Inc. Class A	197,805	398
	Carriage Services Inc. Class A	8,479	387
*	QuinStreet Inc.	31,413	377
[1]	Cracker Barrel Old Country Store Inc.	13,326	375
*	Clear Channel Outdoor Holdings Inc.	157,211	373
*	Accel Entertainment Inc. Class A	34,084	372
*	Under Armour Inc. Class C	63,996	371
*	Fox Factory Holding Corp.	21,727	358
*	First Watch Restaurant Group Inc.	33,663	353
*,1	Hertz Global Holdings Inc.	75,524	348
*	Liquidity Services Inc.	10,996	336
*	MarineMax Inc.	12,144	329
	Ethan Allen Interiors Inc.	14,752	328
*	Beazer Homes USA Inc.	16,992	327
*	Sabre Corp.	224,300	325
	Smith & Wesson Brands Inc.	22,002	315
*	Unusual Machines Inc.	24,179	300
*	Stagwell Inc. Class A	47,187	297
*	Sweetgreen Inc. Class A	57,147	297
	Sturm Ruger & Co. Inc.	7,305	293
	Sinclair Inc.	22,500	291
	Golden Entertainment Inc.	10,755	287
	Oxford Industries Inc.	7,369	284
*,1	AMC Entertainment Holdings Inc. Class A	285,416	280
*	Cooper-Standard Holdings Inc.	10,000	279
	Build-A-Bear Workshop Inc.	7,113	266
	Monro Inc.	16,572	266
*	Cars.com Inc.	32,633	265
*	Malibu Boats Inc. Class A	10,044	260
*	Hovnanian Enterprises Inc. Class A	2,344	260
	Camping World Holdings Inc. Class A	36,496	249

		Shares	Market Value ($000)
*	Daily Journal Corp.	511	247
*	Udemy Inc.	53,522	247
	Global Industrial Co.	7,547	238
*	McGraw Hill Inc.	17,050	234
*	Dream Finders Homes Inc. Class A	16,072	224
*	Clean Energy Fuels Corp.	88,725	220
	Marcus Corp.	12,657	217
*	Kura Sushi USA Inc. Class A	3,099	216
	Bloomin' Brands Inc.	39,002	211
*	Helen of Troy Ltd.	13,918	201
	Gray Media Inc.	46,283	201
	Movado Group Inc.	8,167	199
	Dine Brands Global Inc.	7,552	198
*	Stitch Fix Inc. Class A	59,923	198
*	MNTN Inc. Class A	22,499	198
	Arko Corp.	34,878	194
*	ThredUp Inc. Class A	57,808	190
	Arhaus Inc. Class A	27,735	188
*	Portillo's Inc. Class A	35,077	186
*	iHeartMedia Inc. Class A	63,404	185
*	Bed Bath & Beyond Inc.	39,742	184
*	Frontier Group Holdings Inc.	50,439	178
	Caleres Inc.	16,744	177
*	Savers Value Village Inc.	23,845	177
*	Dave & Buster's Entertainment Inc.	16,169	175
*	Strattec Security Corp.	2,222	174
*	MasterCraft Boat Holdings Inc.	8,423	173
*	Latham Group Inc.	31,422	169
	Haverty Furniture Cos. Inc.	7,887	167
*	El Pollo Loco Holdings Inc.	11,934	165
*	EW Scripps Co. Class A	44,261	165
	Shoe Carnival Inc.	10,530	164
*	Boston Omaha Corp. Class A	13,873	162
*	Corsair Gaming Inc.	29,267	162
	Rocky Brands Inc.	3,987	154
*	Zumiez Inc.	6,920	153
*,1	Atlanta Braves Holdings Inc. Class A	3,254	153
	Nathan's Famous Inc.	1,509	152
*	Petco Health & Wellness Co. Inc. Class A	53,983	150
*,1	Central Garden & Pet Co.	3,821	141
*	Holley Inc.	45,134	139
	Johnson Outdoors Inc. Class A	2,929	136
*	XMAX Inc.	18,352	133
	Krispy Kreme Inc.	39,009	132
*	Genesco Inc.	4,528	131
*	Biglari Holdings Inc. Class B	395	130
*	Bob's Discount Furniture Inc.	11,076	130
*,1	Virtuix Holdings Inc. Class A	18,518	125
	Designer Brands Inc. Class A	21,859	124
*	Fossil Group Inc.	28,568	123
*	Lovesac Co.	8,246	122
*	Outdoor Holding Co.	60,739	122
*	Citi Trends Inc.	2,647	115
	Entravision Communications Corp. Class A	38,303	114
*	SES AI Corp. Class A	116,427	112
*,1	Black Rock Coffee Bar Inc. Class A	8,531	110
*	AMC Networks Inc. Class A	15,881	108
	Weyco Group Inc.	3,363	108
	RCI Hospitality Holdings Inc.	4,425	101
*	Barnes & Noble Education Inc.	11,411	101
	JAKKS Pacific Inc.	4,967	99
	National CineMedia Inc.	32,552	99
*	Motorcar Parts of America Inc.	8,675	96
	Starz Entertainment Corp.	8,186	94
	Flexsteel Industries Inc.	2,066	93
	Hooker Furnishings Corp.	7,254	93
*	Xponential Fitness Inc. Class A	14,880	90
*	Jack in the Box Inc.	9,206	89
*	Stoneridge Inc.	18,241	88
	Cricut Inc. Class A	23,296	87

		Shares	Market Value ($000)
*,1	Vuzix Corp.	36,118	83
*,1	Venu Holding Corp.	24,966	83
*	Legacy Housing Corp.	3,989	82
	Superior Group of Cos. Inc.	8,001	81
*	Lands' End Inc.	7,022	79
*,1	Tron Inc.	34,884	79
*	Turtle Beach Corp.	7,698	78
*	European Wax Center Inc. Class A	13,396	77
*	Bally's Corp.	7,797	75
	Escalade Inc.	4,321	74
*	Legacy Education Inc.	5,834	73
[1]	Lucky Strike Entertainment Corp.	8,497	71
*	Thryv Holdings Inc.	25,658	70
	Hamilton Beach Brands Holding Co. Class A	3,665	69
	Lifetime Brands Inc.	11,905	68
*	Smith Douglas Homes Corp. Class A	5,167	66
*	RideNow Group Inc. Class B	9,089	64
*	OneWater Marine Inc. Class A	6,600	62
*	NN Inc.	42,017	61
*	American Outdoor Brands Inc.	6,497	61
	CuriosityStream Inc.	20,600	61
*	Envela Corp.	3,610	60
*	Vera Bradley Inc.	18,237	58
*	Lee Enterprises Inc.	6,593	57
*	Kewaunee Scientific Corp.	1,646	56
*	America's Car-Mart Inc.	4,309	55
*,1	Upexi Inc.	55,556	55
*	Nerdy Inc.	66,116	54
*	Full House Resorts Inc.	23,256	52
	Townsquare Media Inc. Class A	9,269	50
	Virco Manufacturing Corp.	8,208	50
*	Funko Inc. Class A	15,668	49
*	Surf Air Mobility Inc.	41,958	48
	Marine Products Corp.	6,508	47
*	Chegg Inc.	61,656	46
	J. Jill Inc.	4,000	46
*,1	Faraday Future Intelligent Electric Inc. Class A	167,973	46
*	GoPro Inc. Class A	57,744	45
*	Castellum Inc.	72,727	43
*	Regis Corp.	1,752	43
*	1-800-Flowers.com Inc. Class A	13,915	42
*	Rent the Runway Inc. Class A	8,881	42
	Bassett Furniture Industries Inc.	2,867	41
	Lakeland Industries Inc.	4,633	38
*	Grabagun Digital Holdings Inc.	12,479	38
*	Blink Charging Co.	65,568	37
*	LiveOne Inc.	7,322	37
*	Red Robin Gourmet Burgers Inc.	12,376	36
*	Sportsman's Warehouse Holdings Inc.	25,100	35
*	IZEA Worldwide Inc.	9,980	35
*	Gaia Inc. Class A	12,397	34
*,1	Wheels Up Experience Inc. Class A	63,915	33
*	KinderCare Learning Cos. Inc.	14,652	32
*	Travelzoo	5,176	31
*	Traeger Inc.	1,027	30
*	Purple Innovation Inc. Class A	44,393	29
	Clarus Corp.	10,341	28
*	ONE Group Hospitality Inc.	15,411	27
*	GameSquare Holdings Inc.	91,659	25
*	Sleep Number Corp.	13,537	24
*,1	Children's Place Inc.	6,693	23
*	Marchex Inc. Class B	15,105	23
*	Playstudios Inc.	47,646	22
*	Destination XL Group Inc.	34,900	18
*,1	NextNRG Inc.	34,753	14
*	flyExclusive Inc. Class A	5,236	12
*	QVC Group Inc.	5,332	12
*,1	Digital Brands Group Inc.	6,010	11
*,1	Allbirds Inc. Class A	2,396	7
*	BARK Inc.	6,134	3

		Shares	Market Value ($000)
*,2	Luby's Inc.	6,211	2
*,1,2	SRAX Inc.	7,476	1
*,2	Marriott International Lodging Ltd.	62,955	—
			4,774,561
Consumer Staples (2.2%)
	Procter & Gamble Co.	1,308,334	188,976
	Coca-Cola Co.	1,937,014	147,310
	Philip Morris International Inc.	876,543	144,928
	PepsiCo Inc.	769,422	119,484
	Altria Group Inc.	941,461	62,127
	McKesson Corp.	68,954	59,670
	CVS Health Corp.	716,345	51,448
	Mondelez International Inc. Class A	721,779	41,603
	Colgate-Palmolive Co.	451,088	38,446
	Cencora Inc.	104,018	32,676
	Corteva Inc.	384,883	32,219
*	Monster Beverage Corp.	384,923	27,892
	Kroger Co.	320,794	23,213
	Archer-Daniels-Midland Co.	271,270	19,719
	Sysco Corp.	269,372	19,214
	Keurig Dr Pepper Inc.	726,737	19,135
	Kenvue Inc.	1,080,620	18,630
	Kimberly-Clark Corp.	186,737	18,015
	Hershey Co.	83,294	17,316
	Casey's General Stores Inc.	20,896	15,209
	Church & Dwight Co. Inc.	133,281	12,438
	Constellation Brands Inc. Class A	78,079	11,712
*	US Foods Holding Corp.	124,124	11,445
	General Mills Inc.	300,509	11,185
	Bunge Global SA	87,276	11,102
	Kraft Heinz Co.	466,109	10,483
	Tyson Foods Inc. Class A	158,704	10,168
	McCormick & Co. Inc. (Non-Voting)	143,047	7,215
*	Performance Food Group Co.	84,128	7,206
	Clorox Co.	67,981	7,045
	Coca-Cola Consolidated Inc.	31,838	6,105
*	Darling Ingredients Inc.	89,077	5,509
	J M Smucker Co.	57,096	5,506
	Conagra Brands Inc.	269,420	4,235
*	Sprouts Farmers Market Inc.	53,267	4,108
	Ingredion Inc.	35,318	3,979
	Hormel Foods Corp.	170,588	3,864
*	Celsius Holdings Inc.	108,527	3,851
	Molson Coors Beverage Co. Class B	89,014	3,833
	Brown-Forman Corp. Class B	144,296	3,815
	Albertsons Cos. Inc. Class A	202,833	3,456
	Lamb Weston Holdings Inc.	78,263	3,307
	Campbell's Co.	117,656	2,620
	Primo Brands Corp. Class A	133,187	2,508
*	Post Holdings Inc.	22,962	2,270
	Cal-Maine Foods Inc.	22,967	1,818
*	Freshpet Inc.	27,536	1,624
	WD-40 Co.	7,689	1,568
	Marzetti Co.	10,666	1,475
*	United Natural Foods Inc.	31,845	1,435
	Andersons Inc.	18,028	1,294
*	Vita Coco Co. Inc.	26,851	1,286
*	Chefs' Warehouse Inc.	20,972	1,247
*	BellRing Brands Inc.	65,771	1,058
	Pilgrim's Pride Corp.	26,850	1,014
	Brown-Forman Corp. Class A	37,036	992
*	Boston Beer Co. Inc. Class A	4,190	965
	Spectrum Brands Holdings Inc.	12,766	941
	Turning Point Brands Inc.	10,428	905
	Flowers Foods Inc.	107,129	873
	Fresh Del Monte Produce Inc.	21,402	862
*	Herbalife Ltd.	55,065	811
	Ingles Markets Inc. Class A	8,508	765
	Seaboard Corp.	130	735

		Shares	Market Value ($000)
*	Simply Good Foods Co.	46,995	674
	Universal Corp.	12,785	674
	J & J Snack Foods Corp.	8,381	664
	Reynolds Consumer Products Inc.	30,671	650
	Energizer Holdings Inc.	38,628	634
*	Guardian Pharmacy Services Inc. Class A	16,334	615
	Edgewell Personal Care Co.	26,213	559
	Weis Markets Inc.	7,836	536
*	National Beverage Corp.	13,546	456
	Tootsie Roll Industries Inc.	9,940	425
	John B Sanfilippo & Son Inc.	5,217	414
*	Seneca Foods Corp. Class A	2,726	412
*	Grocery Outlet Holding Corp.	51,597	364
	Oil-Dri Corp. of America	5,062	329
*	Mission Produce Inc.	22,741	313
	Utz Brands Inc.	39,070	309
*	Mama's Creations Inc.	19,263	296
*	Vital Farms Inc.	20,623	291
	Calavo Growers Inc.	9,390	242
	B&G Foods Inc.	46,582	224
	Nu Skin Enterprises Inc. Class A	28,523	208
	Village Super Market Inc. Class A	4,926	208
	Natural Grocers by Vitamin Cottage Inc.	6,914	179
*,1	Beyond Meat Inc.	235,353	165
*	Nature's Sunshine Products Inc.	6,506	156
*	Honest Co. Inc.	52,806	155
*	Westrock Coffee Co.	36,270	154
	MGP Ingredients Inc.	8,024	148
	Alico Inc.	3,568	147
	ACCO Brands Corp.	46,002	138
	Limoneira Co.	9,259	124
*	Olaplex Holdings Inc.	56,943	116
*	Once Upon a Farm PBC	5,662	93
*	USANA Health Sciences Inc.	5,121	89
*	Lifeway Foods Inc.	4,098	79
*	Medifast Inc.	7,584	77
*	Playboy Inc.	46,584	71
*	Cibus Inc.	29,531	58
*	Zevia PBC Class A	47,244	55
*,1	BRC Inc. Class A	65,524	51
*	HF Foods Group Inc.	25,551	47
*	GrowGeneration Corp.	40,869	45
*	PetMed Express Inc.	16,779	38
*	Hain Celestial Group Inc.	51,181	36
*	FitLife Brands Inc.	2,464	35
*	Beauty Health Co.	37,215	33
[1]	Lifevantage Corp.	6,557	28
	United-Guardian Inc.	2,067	14
*,1	Wellgistics Health Inc.	50,000	5
			1,289,696
Energy (2.6%)
	Exxon Mobil Corp.	2,345,984	398,020
	Chevron Corp.	1,067,244	220,813
	ConocoPhillips	688,285	90,854
	Williams Cos. Inc.	687,776	50,056
	EOG Resources Inc.	302,106	43,675
	SLB Ltd.	842,606	43,302
	Valero Energy Corp.	168,358	41,598
	Phillips 66	225,615	41,103
	Marathon Petroleum Corp.	165,959	40,524
	Kinder Morgan Inc.	1,065,491	35,726
	Baker Hughes Co.	556,904	33,999
	ONEOK Inc.	354,478	32,041
	Cheniere Energy Inc.	112,450	31,909
	Targa Resources Corp.	121,139	30,373
	Occidental Petroleum Corp.	415,973	27,038
	EQT Corp.	351,537	22,372
	Diamondback Energy Inc.	111,012	21,957
	Devon Energy Corp.	349,101	17,567

		Shares	Market Value ($000)
	Halliburton Co.	425,191	16,578
	Texas Pacific Land Corp.	32,967	15,645
	TechnipFMC plc	224,867	15,545
	Expand Energy Corp.	135,387	14,863
	Coterra Energy Inc.	406,528	14,285
*	First Solar Inc.	57,406	11,324
*	Nextpower Inc. Class A	79,447	9,577
	Ovintiv Inc.	159,597	9,474
	Permian Resources Corp. Class A	434,633	9,266
	APA Corp.	198,946	8,443
	DT Midstream Inc.	57,149	7,696
*	Antero Resources Corp.	165,181	7,010
	Range Resources Corp.	132,744	5,997
	HF Sinclair Corp.	88,071	5,495
	Viper Energy Inc. Class A	109,453	5,143
	BitMine Immersion Technologies Inc.	256,108	5,066
	Chord Energy Corp.	32,024	4,553
	Antero Midstream Corp.	186,815	4,259
	SM Energy Co.	133,932	4,176
	Matador Resources Co.	63,072	3,985
	NOV Inc.	204,550	3,848
	Weatherford International plc	40,562	3,836
*	Transocean Ltd.	555,590	3,684
	Noble Corp. plc	71,868	3,527
	California Resources Corp.	47,816	3,310
	Archrock Inc.	93,450	3,252
	Murphy Oil Corp.	76,487	3,155
*	Valaris Ltd.	31,285	3,067
	Magnolia Oil & Gas Corp. Class A	96,780	3,055
*	CNX Resources Corp.	76,307	2,942
	Core Natural Resources Inc.	27,295	2,859
	Kodiak Gas Services Inc.	48,588	2,834
	Warrior Met Coal Inc.	29,344	2,733
*	Enphase Energy Inc.	70,198	2,654
	Liberty Energy Inc. Class A	86,558	2,493
	PBF Energy Inc. Class A	49,405	2,353
	Patterson-UTI Energy Inc.	214,527	2,323
	Peabody Energy Corp.	68,199	2,247
	Crescent Energy Co. Class A	147,551	1,992
*	Oceaneering International Inc.	55,499	1,969
*	Tidewater Inc.	23,473	1,961
*	Gulfport Energy Corp.	8,912	1,886
	Helmerich & Payne Inc.	51,069	1,840
	Cactus Inc. Class A	38,410	1,819
*	Centrus Energy Corp. Class A	10,141	1,760
*	Plug Power Inc.	774,514	1,750
*	Calumet Inc.	46,816	1,681
*	Par Pacific Holdings Inc.	26,285	1,646
	Northern Oil & Gas Inc.	55,568	1,624
*	Seadrill Ltd.	33,796	1,538
	Solaris Energy Infrastructure Inc. Class A	25,617	1,448
	Delek US Holdings Inc.	31,465	1,418
[1]	Kinetik Holdings Inc. Class A	27,786	1,345
*	DNOW Inc.	102,453	1,220
*	Alpha Metallurgical Resources Inc.	5,902	1,211
	Venture Global Inc. Class A	69,099	1,089
*	Talos Energy Inc.	68,158	1,074
*	Expro Group Holdings NV	57,121	994
	Select Water Solutions Inc. Class A	63,933	978
*	Comstock Resources Inc.	42,179	889
*	American Superconductor Corp.	25,234	854
*	ProPetro Holding Corp.	57,372	827
*	Helix Energy Solutions Group Inc.	81,002	801
*	REX American Resources Corp.	15,395	702
	Bristow Group Inc. Class A	13,913	652
*	Nabors Industries Ltd.	7,562	651
*	Array Technologies Inc.	90,007	651
*	Shoals Technologies Group Inc. Class A	95,853	631
*	Innovex International Inc.	25,889	631
	World Kinect Corp.	27,241	628

		Shares	Market Value ($000)
*	NPK International Inc.	43,054	624
*	TETRA Technologies Inc.	71,139	606
*	Green Plains Inc.	35,877	590
	Atlas Energy Solutions Inc.	44,783	588
*	NextDecade Corp.	73,801	565
*	CVR Energy Inc.	15,930	536
*	BKV Corp.	18,258	521
*	Fluence Energy Inc.	37,447	515
*	Ameresco Inc. Class A	17,677	451
*	Ramaco Resources Inc. Class A	27,873	431
*	T1 Energy Inc.	96,109	422
	RPC Inc.	58,323	413
*	Solv Energy Inc. Class A	12,726	382
	Flowco Holdings Inc. Class A	18,321	377
*	Oil States International Inc.	32,247	375
*	Gevo Inc.	133,876	365
*	Forum Energy Technologies Inc.	5,909	347
	Riley Exploration Permian Inc.	9,306	339
	VAALCO Energy Inc.	52,169	331
	SunCoke Energy Inc.	49,192	320
	Core Laboratories Inc.	18,882	317
	Vitesse Energy Inc.	16,829	306
*	Solid Power Inc.	96,615	290
	SandRidge Energy Inc.	17,044	278
	Natural Gas Services Group Inc.	6,383	241
*	Energy Vault Holdings Inc.	66,844	221
	Granite Ridge Resources Inc.	37,239	219
*	Matrix Service Co.	16,860	194
	W&T Offshore Inc.	55,846	190
*	Infinity Natural Resources Inc. Class A	10,310	182
*	FuelCell Energy Inc.	27,537	180
*	Ring Energy Inc.	115,639	177
*	Summit Midstream Corp.	5,559	168
	Ranger Energy Services Inc. Class A	9,716	167
*	EVgo Inc. Class A	80,821	139
*	Flotek Industries Inc.	7,800	132
*	American Resources Corp.	52,592	127
*	Aemetis Inc.	37,945	121
*	Amplify Energy Corp.	17,460	109
*	Tigo Energy Inc.	27,690	104
*	SEACOR Marine Holdings Inc.	13,717	98
	Evolution Petroleum Corp.	20,558	94
	NACCO Industries Inc. Class A	1,805	94
	Energy Services of America Corp.	6,464	85
	Epsilon Energy Ltd.	13,356	82
[1]	HighPeak Energy Inc.	10,741	74
*	SunPower Inc.	57,082	72
	Smart Sand Inc.	12,885	66
*	Geospace Technologies Corp.	5,246	64
*	New Era Energy & Digital Inc.	15,401	63
*	ChargePoint Holdings Inc.	12,933	63
*,1	New Fortress Energy Inc. Class A	94,249	56
*	MIND Technology Inc.	5,734	48
*	Montauk Renewables Inc.	40,536	47
*	Ocean Power Technologies Inc.	130,662	46
*,1	Empire Petroleum Corp.	15,576	46
	FutureFuel Corp.	11,745	45
*	DMC Global Inc.	7,271	38
*	Stem Inc.	4,280	38
*	OPAL Fuels Inc. Class A	14,600	37
*,1	EON Resources Inc.	44,776	37
*	Mammoth Energy Services Inc.	13,472	33
*	ARKO Petroleum Corp. Class A	1,618	29
*	FTC Solar Inc.	6,142	23
*,1	Battalion Oil Corp.	4,013	16
*,2	Novusterra Inc.	2,191	—
*,1,2	Next Bridge Hydrocarbons Inc.	47,692	—
			1,509,993

		Shares	Market Value ($000)
Financials (6.3%)
*	Berkshire Hathaway Inc. Class B	916,290	439,086
	JPMorgan Chase & Co.	1,431,811	421,182
	Bank of America Corp.	3,502,040	170,724
	Wells Fargo & Co.	1,737,161	138,295
	Goldman Sachs Group Inc.	158,420	134,022
	Morgan Stanley	670,549	110,352
	Citigroup Inc.	950,559	107,803
	Charles Schwab Corp.	937,243	88,082
	Blackrock Inc.	78,816	75,798
	S&P Global Inc.	163,669	69,615
	Progressive Corp.	329,951	65,409
	Chubb Ltd.	198,167	64,589
	CME Group Inc.	201,956	59,648
*	Berkshire Hathaway Inc. Class A	81	58,169
	Intercontinental Exchange Inc.	319,791	50,297
	Blackstone Inc.	415,781	47,811
	Marsh & McLennan Cos. Inc.	272,567	47,277
	PNC Financial Services Group Inc.	227,004	47,237
	Bank of New York Mellon Corp.	386,760	45,881
	US Bancorp	874,080	45,461
	Moody's Corp.	84,843	37,013
	Aon plc Class A	114,611	36,994
	Travelers Cos. Inc.	121,671	35,489
	KKR & Co. Inc.	376,299	34,808
	Truist Financial Corp.	702,334	32,286
	Arthur J Gallagher & Co.	144,762	31,353
*	Robinhood Markets Inc. Class A	444,796	30,824
	Allstate Corp.	146,105	30,293
	Aflac Inc.	261,584	28,698
	Apollo Global Management Inc.	227,869	25,389
	Nasdaq Inc.	287,860	24,436
	Fifth Third Bancorp	506,142	23,515
	Ameriprise Financial Inc.	51,338	22,815
	American International Group Inc.	302,020	22,727
	MetLife Inc.	311,849	22,054
	MSCI Inc.	39,306	21,186
	Hartford Insurance Group Inc.	155,150	20,981
*	Coinbase Global Inc. Class A	119,296	20,830
	Prudential Financial Inc.	195,767	19,124
	State Street Corp.	149,084	18,868
*	Arch Capital Group Ltd.	190,276	18,265
	Huntington Bancshares Inc.	1,141,868	17,870
	M&T Bank Corp.	83,755	17,314
	Cboe Global Markets Inc.	58,827	16,535
	Interactive Brokers Group Inc. Class A	238,088	15,969
	Willis Towers Watson plc	53,229	15,474
	Raymond James Financial Inc.	98,931	14,324
	Northern Trust Corp.	99,409	13,875
	Cincinnati Financial Corp.	87,553	13,776
	Citizens Financial Group Inc.	226,622	13,591
	LPL Financial Holdings Inc.	45,109	13,570
	Ares Management Corp. Class A	118,159	12,891
*	Markel Group Inc.	6,713	12,849
	Regions Financial Corp.	485,981	12,694
	KeyCorp	611,298	12,257
*	SoFi Technologies Inc.	718,187	11,405
	T. Rowe Price Group Inc.	122,948	11,083
	Principal Financial Group Inc.	121,966	10,990
	Broadridge Financial Solutions Inc.	65,801	10,691
	W R Berkley Corp.	160,547	10,641
	Brown & Brown Inc.	162,861	10,620
	Loews Corp.	92,695	9,894
	First Citizens BancShares Inc. Class A	4,613	8,694
	Annaly Capital Management Inc.	403,291	8,530
	East West Bancorp Inc.	77,713	8,297
	Tradeweb Markets Inc. Class A	64,995	7,647
	Reinsurance Group of America Inc.	37,002	7,554
	Everest Group Ltd.	22,728	7,429
*	Rocket Cos. Inc. Class A	516,090	7,354

		Shares	Market Value ($000)
	Pinnacle Financial Partners Inc.	85,124	7,333
	RenaissanceRe Holdings Ltd.	24,501	7,282
	Carlyle Group Inc.	142,168	6,880
	Fidelity National Financial Inc.	145,554	6,751
*	Circle Internet Group Inc. Class A	67,046	6,397
	Unum Group	87,345	6,379
	Evercore Inc. Class A	21,166	6,318
	Webster Financial Corp.	90,487	6,282
[1]	AGNC Investment Corp.	621,806	6,237
	First Horizon Corp.	271,564	6,181
	Globe Life Inc.	44,251	6,158
	Ally Financial Inc.	156,606	6,144
	Stifel Financial Corp.	82,838	6,123
	Assurant Inc.	27,998	6,098
	Equitable Holdings Inc.	157,956	5,862
	Invesco Ltd.	237,134	5,760
	American Financial Group Inc.	42,180	5,387
	Wintrust Financial Corp.	37,870	5,262
	SouthState Bank Corp.	55,105	5,098
	Popular Inc.	37,184	4,989
	Old Republic International Corp.	124,733	4,977
	SEI Investments Co.	61,952	4,861
	Zions Bancorp NA	83,133	4,790
	Cullen/Frost Bankers Inc.	33,739	4,625
	Columbia Banking System Inc.	166,165	4,558
	FactSet Research Systems Inc.	20,907	4,537
	Primerica Inc.	17,961	4,499
	Houlihan Lokey Inc. Class A	30,602	4,395
	Old National Bancorp	197,258	4,359
	UMB Financial Corp.	38,520	4,345
	Kinsale Capital Group Inc.	12,400	4,237
	Jackson Financial Inc. Class A	39,701	4,197
	Axis Capital Holdings Ltd.	41,204	4,179
	Western Alliance Bancorp	58,776	4,164
	Franklin Resources Inc.	175,911	4,155
	FirstCash Holdings Inc.	21,113	3,969
	Affiliated Managers Group Inc.	14,287	3,953
*	Clearwater Analytics Holdings Inc. Class A	165,694	3,919
	Commerce Bancshares Inc.	78,575	3,866
	Lincoln National Corp.	106,905	3,795
	Corebridge Financial Inc.	153,655	3,666
	Prosperity Bancshares Inc.	54,270	3,646
	Erie Indemnity Co. Class A	14,332	3,602
	OneMain Holdings Inc.	67,118	3,590
	Voya Financial Inc.	52,156	3,563
	Janus Henderson Group plc	69,154	3,552
	Blue Owl Capital Inc. Class A	374,282	3,417
	Starwood Property Trust Inc.	196,584	3,385
	Jefferies Financial Group Inc.	81,375	3,358
	FNB Corp.	198,991	3,327
	MarketAxess Holdings Inc.	19,974	3,295
	First American Financial Corp.	54,445	3,282
	Glacier Bancorp Inc.	73,298	3,274
	United Bankshares Inc.	79,035	3,274
	Valley National Bancorp	265,738	3,263
	MGIC Investment Corp.	120,935	3,175
	TPG Inc. Class A	77,864	3,154
	Hanover Insurance Group Inc.	17,757	3,078
*	StoneX Group Inc.	37,380	3,015
	White Mountains Insurance Group Ltd.	1,366	3,001
	Hancock Whitney Corp.	46,896	2,982
	RLI Corp.	51,927	2,962
	Essent Group Ltd.	50,547	2,954
	Rithm Capital Corp.	310,957	2,948
*	Chime Financial Inc. Class A	156,858	2,938
	Piper Sandler Cos.	37,552	2,875
	Atlantic Union Bankshares Corp.	79,880	2,855
	Ameris Bancorp	36,258	2,828
	Home BancShares Inc.	104,992	2,827
	Bank OZK	59,591	2,735

		Shares	Market Value ($000)
	Lazard Inc.	62,851	2,670
*	Axos Financial Inc.	30,379	2,585
	Selective Insurance Group Inc.	33,828	2,550
	Radian Group Inc.	76,052	2,516
	Flagstar Bank NA	186,464	2,456
*	Lemonade Inc.	38,673	2,424
*	Texas Capital Bancshares Inc.	24,827	2,356
	Moelis & Co. Class A	41,303	2,354
	Federated Hermes Inc. Class B	41,244	2,339
	Eastern Bankshares Inc.	119,285	2,333
*	Riot Platforms Inc.	188,590	2,331
	SLM Corp.	106,304	2,276
	Associated Banc-Corp	87,630	2,266
	Ryan Specialty Holdings Inc. Class A	65,939	2,225
	Hamilton Lane Inc. Class A	22,142	2,201
	StepStone Group Inc. Class A	45,600	2,176
	ServisFirst Bancshares Inc.	29,566	2,153
	International Bancshares Corp.	31,605	2,127
	United Community Banks Inc.	67,054	2,112
	Independent Bank Corp.	27,851	2,095
	Fulton Financial Corp.	102,321	2,081
	Morningstar Inc.	12,272	2,075
	CNO Financial Group Inc.	50,282	2,065
	Virtu Financial Inc. Class A	46,573	2,048
	First Financial Bankshares Inc.	69,174	2,037
	Assured Guaranty Ltd.	24,498	1,996
	BGC Group Inc. Class A	201,558	1,971
	WSFS Financial Corp.	30,043	1,967
*	Brighthouse Financial Inc.	31,732	1,900
	Renasant Corp.	52,515	1,897
	Victory Capital Holdings Inc. Class A	28,870	1,890
*	Galaxy Digital Inc. Class A	101,977	1,881
	BankUnited Inc.	41,317	1,866
	First Bancorp	87,166	1,862
	WesBanco Inc.	53,632	1,850
*	Enova International Inc.	13,420	1,823
	PJT Partners Inc. Class A	12,940	1,808
*	Genworth Financial Inc. Class A	221,365	1,797
	Cathay General Bancorp	35,912	1,791
*	Palomar Holdings Inc.	14,832	1,772
	Blackstone Mortgage Trust Inc. Class A	91,334	1,749
	Bread Financial Holdings Inc.	23,115	1,731
	Community Financial System Inc.	29,320	1,720
	First Hawaiian Inc.	68,603	1,690
	Towne Bank	49,193	1,656
*	MARA Holdings Inc.	202,362	1,651
	Seacoast Banking Corp. of Florida	54,405	1,648
	Bank of Hawaii Corp.	22,107	1,641
*	Oscar Health Inc. Class A	140,298	1,609
	First Interstate BancSystem Inc. Class A	48,082	1,606
*	NMI Holdings Inc. Class A	42,660	1,600
	Simmons First National Corp. Class A	80,495	1,566
	BancFirst Corp.	14,306	1,552
	First Financial Bancorp	55,484	1,547
	Nicolet Bankshares Inc.	10,283	1,528
	Park National Corp.	9,278	1,516
	Provident Financial Services Inc.	68,334	1,446
	PennyMac Financial Services Inc.	16,413	1,434
	Beacon Financial Corp.	47,499	1,425
	Banc of California Inc.	80,160	1,409
	Artisan Partners Asset Management Inc. Class A	38,406	1,398
	Mercury General Corp.	15,801	1,393
	CVB Financial Corp.	71,668	1,390
	Dynex Capital Inc.	105,832	1,350
	First Merchants Corp.	34,659	1,342
	WaFd Inc.	42,639	1,339
	BOK Financial Corp.	10,250	1,313
	Trustmark Corp.	31,081	1,310
	FB Financial Corp.	24,825	1,289
	First Bancorp (XNGS)	22,726	1,281

		Shares	Market Value ($000)
*	SiriusPoint Ltd.	58,169	1,253
*	Upstart Holdings Inc.	47,504	1,218
*	Bancorp Inc.	22,537	1,211
	Banner Corp.	19,632	1,191
*	Customers Bancorp Inc.	16,946	1,176
*	Sable Offshore Corp.	71,029	1,173
	First Busey Corp.	45,951	1,161
	NBT Bancorp Inc.	27,270	1,161
	ARMOUR Residential REIT Inc.	68,902	1,149
*	Dave Inc.	6,547	1,140
	Enterprise Financial Services Corp.	20,288	1,098
	Northwest Bancshares Inc.	84,080	1,067
	WisdomTree Inc.	73,131	1,065
	Stewart Information Services Corp.	17,251	1,062
*	Credit Acceptance Corp.	2,429	1,029
	Kemper Corp.	33,452	1,022
	Horace Mann Educators Corp.	23,395	999
	OFG Bancorp	24,245	981
*	Baldwin Insurance Group Inc. Class A	44,453	975
	Cohen & Steers Inc.	15,496	969
	HCI Group Inc.	6,265	969
	Stellar Bancorp Inc.	26,066	954
	Stock Yards Bancorp Inc.	14,234	944
	First Commonwealth Financial Corp.	53,341	938
*	Skyward Specialty Insurance Group Inc.	21,009	918
	National Bank Holdings Corp. Class A	23,393	916
	City Holding Co.	7,428	888
	Nelnet Inc. Class A	6,884	888
	S&T Bancorp Inc.	20,567	860
*	LendingClub Corp.	59,722	855
	Apollo Commercial Real Estate Finance Inc.	79,526	840
	Lakeland Financial Corp.	14,363	824
	Bank First Corp.	6,077	821
	Acadian Asset Management Inc.	15,075	820
	Walker & Dunlop Inc.	18,369	815
	German American Bancorp Inc.	19,190	802
	Hilltop Holdings Inc.	21,959	787
*	Encore Capital Group Inc.	11,220	787
	Hope Bancorp Inc.	69,865	780
*	EZCORP Inc. Class A	30,539	775
	Federal Agricultural Mortgage Corp. Class C	5,175	768
	QCR Holdings Inc.	8,979	767
	Dime Community Bancshares Inc.	22,610	765
*	Triumph Financial Inc.	12,791	763
	TriCo Bancshares	15,996	760
	Ellington Financial Inc.	63,641	754
	Westamerica Bancorp	14,416	752
	Pathward Financial Inc.	8,390	749
[1]	Arbor Realty Trust Inc.	96,452	744
	Orchid Island Capital Inc.	105,227	740
	ConnectOne Bancorp Inc.	27,573	738
*	ProAssurance Corp.	29,558	731
*	Miami International Holdings Inc.	18,476	719
	Origin Bancorp Inc.	17,024	706
*	TIC Solutions Inc.	105,726	696
*	Slide Insurance Holdings Inc.	38,454	692
	Two Harbors Investment Corp.	60,364	689
	1st Source Corp.	9,677	670
	Enact Holdings Inc.	16,339	667
	Live Oak Bancshares Inc.	19,880	657
	Peoples Bancorp Inc.	19,585	644
	Safety Insurance Group Inc.	8,465	615
	Preferred Bank	6,711	609
	Heritage Financial Corp.	23,325	606
	Tompkins Financial Corp.	7,531	594
*	Goosehead Insurance Inc. Class A	13,757	587
	Old Second Bancorp Inc.	29,120	587
	Ladder Capital Corp.	60,029	586
	PennyMac Mortgage Investment Trust	49,901	582
*	Coastal Financial Corp.	7,483	569

		Shares	Market Value ($000)
	OceanFirst Financial Corp.	31,313	565
	Chimera Investment Corp.	44,884	563
	MFA Financial Inc.	57,565	551
	Metropolitan Bank Holding Corp.	6,562	547
	F&G Annuities & Life Inc.	21,570	546
	Community Trust Bancorp Inc.	8,962	544
	Amerant Bancorp Inc. Class A	24,085	531
	Univest Financial Corp.	15,295	524
	Merchants Bancorp	12,134	521
	Southside Bancshares Inc.	16,585	516
	UWM Holdings Corp. Class A	142,250	515
	Byline Bancorp Inc.	16,022	506
	Universal Insurance Holdings Inc.	14,500	495
	First Mid Bancshares Inc.	11,886	490
	NB Bancorp Inc.	22,881	482
	Virtus Investment Partners Inc.	3,555	478
*	Trupanion Inc.	18,605	476
	CNB Financial Corp.	16,310	472
	Capitol Federal Financial Inc.	65,922	470
	Oppenheimer Holdings Inc. Class A	5,256	469
	Hanmi Financial Corp.	17,637	465
	Camden National Corp.	9,779	464
	Burke & Herbert Financial Services Corp.	7,432	463
	Northeast Bank	4,108	462
	Employers Holdings Inc.	11,205	461
	Business First Bancshares Inc.	17,003	460
	Horizon Bancorp Inc.	27,654	458
	United Fire Group Inc.	12,354	458
	TFS Financial Corp.	32,540	457
	Esquire Financial Holdings Inc.	4,219	454
	Mercantile Bank Corp.	8,954	452
	Central Pacific Financial Corp.	14,095	450
	TrustCo Bank Corp.	10,018	439
*	Accelerant Holdings Class A	32,785	438
	First Community Bankshares Inc.	10,219	424
	Equity Bancshares Inc. Class A	9,512	422
	BrightSpire Capital Inc. Class A	74,965	420
*	Porch Group Inc.	58,066	416
	Heritage Commerce Corp.	32,673	408
	Safehold Inc.	30,140	408
	Redwood Trust Inc.	71,795	403
	Franklin BSP Realty Trust Inc.	46,855	398
	Farmers National Banc Corp.	30,176	397
	Eagle Bancorp Inc.	15,819	393
	First Financial Corp.	6,180	391
	Mechanics Bancorp Class A	25,519	376
	AMERISAFE Inc.	11,182	373
	Washington Trust Bancorp Inc.	11,103	372
	Mid Penn Bancorp Inc.	11,511	370
	HomeTrust Bancshares Inc.	8,658	369
*	PRA Group Inc.	21,064	369
	Independent Bank Corp. (Michigan)	11,027	367
	Amalgamated Financial Corp.	9,406	366
	Orrstown Financial Services Inc.	10,122	365
	Invesco Mortgage Capital Inc.	45,048	364
	Financial Institutions Inc.	11,078	351
	Capital City Bank Group Inc.	8,001	348
	GCM Grosvenor Inc. Class A	35,190	345
	Adamas Trust Inc.	46,525	342
	SmartFinancial Inc.	8,512	333
	Great Southern Bancorp Inc.	5,233	330
	Republic Bancorp Inc. Class A	4,656	328
	Southern Missouri Bancorp Inc.	5,076	325
	Shore Bancshares Inc.	17,310	323
*	Heritage Insurance Holdings Inc.	12,082	317
	Peapack-Gladstone Financial Corp.	8,894	313
	Five Star Bancorp	8,208	310
	Compass Diversified Holdings	38,401	302
*	Firstsun Capital Bancorp	8,279	302
	Bar Harbor Bankshares	9,257	300

		Shares	Market Value ($000)
	TPG RE Finance Trust Inc.	37,900	296
	Jefferson Capital Inc.	15,273	294
	Northrim Bancorp Inc.	12,760	292
	Navient Corp.	35,530	291
	Northfield Bancorp Inc.	21,434	290
*	Root Inc. Class A	6,478	286
*	Hippo Holdings Inc.	10,976	286
	Peoples Financial Services Corp.	5,170	276
	Ridgepost Capital Inc. Class A	37,913	275
*	Columbia Financial Inc.	15,579	273
*	Carter Bankshares Inc.	11,673	272
	ACNB Corp.	5,644	270
	Cannae Holdings Inc.	23,786	270
*	Neptune Insurance Holdings Inc. Class A	11,103	269
	Midland States Bancorp Inc.	12,034	268
	Flushing Financial Corp.	17,203	264
	Alerus Financial Corp.	11,041	262
	Arrow Financial Corp.	7,799	262
*	Hagerty Inc. Class A	24,812	261
*	Strive Inc. Class A	26,085	261
	South Plains Financial Inc.	6,146	258
	Donegal Group Inc. Class B	14,452	256
*	LendingTree Inc.	5,940	255
	Red River Bancshares Inc.	2,787	252
	ChoiceOne Financial Services Inc.	8,880	250
*	Third Coast Bancshares Inc.	6,605	250
	Diamond Hill Investment Group Inc.	1,430	246
	Hingham Institution For Savings	862	246
*	Southern First Bancshares Inc.	4,512	246
	Sierra Bancorp	7,225	245
	Northpointe Bancshares Inc.	14,133	244
*	Bowhead Specialty Holdings Inc.	10,817	243
	Civista Bancshares Inc.	10,435	238
	First Business Financial Services Inc.	4,314	233
	Colony Bankcorp Inc.	11,658	233
	California Bancorp	13,121	233
*	First Foundation Inc.	39,190	231
	Home Bancorp Inc.	3,816	231
	Avidia Bancorp Inc.	11,681	230
	Citizens & Northern Corp.	10,205	228
	Kearny Financial Corp.	29,132	220
	Community West Bancshares	9,286	216
	Abacus Global Management Inc.	27,263	215
*	World Acceptance Corp.	1,585	214
	Bank of Marin Bancorp	8,296	213
	Tiptree Inc. Class A	12,617	213
	First Bank	13,189	211
*,1	Better Home & Finance Holding Co. Class A	5,808	207
*	Bridgewater Bancshares Inc.	11,567	205
	Farmers & Merchants Bancorp Inc.	7,584	195
	Investar Holding Corp.	7,096	194
*	Wealthfront Corp.	20,897	193
	Orange County Bancorp Inc.	6,014	192
	Unity Bancorp Inc.	3,675	190
	Bankwell Financial Group Inc.	3,798	184
	West Bancorp Inc.	7,716	184
	Crawford & Co. Class B	18,096	183
	MVB Financial Corp.	7,307	181
	AmeriServ Financial Inc.	49,068	178
	Primis Financial Corp.	13,308	177
	BayCom Corp.	5,936	176
	KKR Real Estate Finance Trust Inc.	28,680	176
	Blue Ridge Bankshares Inc.	41,854	176
	Capital Bancorp Inc.	5,836	174
	RBB Bancorp	8,138	174
	Waterstone Financial Inc.	9,456	170
	Investors Title Co.	760	165
	Parke Bancorp Inc.	5,702	162
	Northeast Community Bancorp Inc.	6,800	162
*	Ponce Financial Group Inc.	9,560	160

		Shares	Market Value ($000)
	HBT Financial Inc.	5,943	159
	Norwood Financial Corp.	5,380	158
	Plumas Bancorp	3,231	158
*	Onity Group Inc.	4,011	158
*	Claros Mortgage Trust Inc.	65,555	156
	First Bancorp Inc.	5,513	155
	FS Bancorp Inc.	3,965	153
	National Bankshares Inc.	4,164	152
*	GBank Financial Holdings Inc.	5,651	151
	Metrocity Bankshares Inc.	5,248	150
	First United Corp.	4,065	149
	USCB Financial Holdings Inc.	7,899	146
*	FB Bancorp Inc.	10,631	146
	Ares Commercial Real Estate Corp.	29,984	144
*	MBIA Inc.	24,110	142
	First Community Corp.	4,821	141
	Ready Capital Corp.	86,796	141
	American Coastal Insurance Corp.	12,533	141
	Isabella Bank Corp.	3,078	141
	James River Group Holdings Inc.	22,386	141
	LINKBANCORP Inc.	16,648	139
	Citizens Financial Services Inc.	2,261	138
	NewtekOne Inc.	12,637	138
	Chemung Financial Corp.	2,549	137
	Timberland Bancorp Inc.	3,466	137
	PCB Bancorp	6,062	136
*,1	Innventure Inc.	34,886	136
*	Blue Foundry Bancorp	10,190	135
	CoastalSouth Bancshares Inc.	5,390	133
	American Integrity Insurance Group Inc.	6,812	131
	Regional Management Corp.	3,943	127
	John Marshall Bancorp Inc.	6,265	127
*	TWFG Inc. Class A	6,919	127
	Oak Valley Bancorp	3,872	126
	Western New England Bancorp Inc.	9,618	124
	Ames National Corp.	4,393	124
	C&F Financial Corp.	1,671	122
*	First Western Financial Inc.	4,891	120
	First National Corp.	4,461	120
*	Velocity Financial Inc.	6,651	120
	FVCBankcorp Inc.	7,802	119
	Fidelity D&D Bancorp Inc.	2,713	117
*	Avidbank Holdings Inc.	4,070	116
	Commercial Bancgroup Inc.	4,389	114
	Angel Oak Mortgage REIT Inc.	13,600	112
	OP Bancorp	8,347	111
*	Citizens Inc. Class A	21,901	110
	Citizens Community Bancorp Inc.	5,554	110
	Chicago Atlantic Real Estate Finance Inc.	9,704	110
	Virginia National Bankshares Corp.	2,852	109
	TPG Mortgage Investment Trust Inc.	14,938	109
*	Pioneer Bancorp Inc.	7,724	108
*	Octave Specialty Group Inc.	22,903	107
	LCNB Corp.	6,817	106
	Meridian Corp.	5,475	104
	Eagle Bancorp Montana Inc.	5,063	104
	Eagle Financial Services Inc.	2,970	104
	Franklin Financial Services Corp.	2,017	103
*	Kingsway Financial Services Inc.	9,900	103
	Bank7 Corp.	2,534	101
	OppFi Inc.	13,053	101
	CF Bankshares Inc.	3,592	100
	United Security Bancshares	9,243	97
	First Internet Bancorp	4,704	96
	Ohio Valley Banc Corp.	2,199	96
	Community Bancorp	3,093	96
*	Finwise Bancorp	5,992	95
	Kingstone Cos. Inc.	6,427	94
*	Ategrity Specialty Holdings LLC	4,703	93
	Hawthorn Bancshares Inc.	2,737	92

		Shares	Market Value ($000)
	Seven Hills Realty Trust	11,024	91
	First Capital Inc.	1,763	88
*	Security National Financial Corp. Class A	9,032	86
*	AlTi Global Inc.	23,697	86
*	Open Lending Corp.	67,137	84
	Hanover Bancorp Inc.	3,902	84
*	BRC Group Holdings Inc.	11,394	83
*	Oportun Financial Corp.	18,084	83
*	Chain Bridge Bancorp Inc. Class A	2,389	83
	MainStreet Bancshares Inc.	3,688	82
	BCB Bancorp Inc.	9,032	81
*	loanDepot Inc. Class A	57,100	81
*	Finance of America Cos. Inc. Class A	4,889	81
	SR Bancorp Inc.	4,698	79
*	Patriot National Bancorp Inc.	59,877	77
*	Affinity Bancshares Inc.	3,446	77
	Richmond Mutual Bancorp Inc.	5,605	76
	Landmark Bancorp Inc.	3,076	76
	CB Financial Services Inc.	2,171	74
	Cherry Hill Mortgage Investment Corp.	29,631	74
*	ECB Bancorp Inc.	4,444	74
*	BV Financial Inc.	3,801	73
	Union Bankshares Inc.	2,941	72
	Bank of the James Financial Group Inc.	3,383	70
	Finward Bancorp	1,917	70
	Peoples Bancorp of North Carolina Inc.	1,732	68
	Greene County Bancorp Inc.	2,989	67
*	NI Holdings Inc.	5,165	67
*	Ethos Technologies Inc. Class A	6,040	67
	Medallion Financial Corp.	7,764	66
*	Hoyne Bancorp Inc.	4,559	66
	NexPoint Diversified Real Estate Trust	13,956	65
	Riverview Bancorp Inc.	11,651	64
	Crawford & Co. Class A	6,289	63
	Sound Financial Bancorp Inc.	1,421	62
	Westwood Holdings Group Inc.	3,791	62
*	ACRES Commercial Realty Corp.	3,155	61
*	Winchester Bancorp Inc.	4,699	60
	Silvercrest Asset Management Group Inc. Class A	4,379	59
	Princeton Bancorp Inc.	1,753	59
	Granite Point Mortgage Trust Inc.	39,776	58
*	Prairie Operating Co.	28,409	58
*,1	DeFi Development Corp.	17,565	58
	Rithm Property Trust Inc.	4,348	58
*	Sui Group Holdings Ltd.	46,615	56
	Nexpoint Real Estate Finance Inc.	4,115	55
*	Selectquote Inc.	83,731	53
	Provident Financial Holdings Inc.	3,235	52
	SB Financial Group Inc.	2,464	52
*,1	Bakkt Inc. Class A	7,131	52
*	Fifth District Bancorp Inc.	3,534	52
	Sunrise Realty Trust Inc.	6,648	51
	SWK Holdings Corp.	2,884	49
	Kestrel Group Ltd.	4,521	49
	First Northwest Bancorp	5,015	44
	Pathfinder Bancorp Inc.	3,365	43
*	Consumer Portfolio Services Inc.	5,489	42
	First US Bancshares Inc.	2,678	41
	First Guaranty Bancshares Inc.	4,784	39
	Lument Finance Trust Inc.	30,449	38
*	GCT Semiconductor Holding Inc.	33,557	38
*	Gemini Space Station Inc. Class A	8,663	38
	Mount Logan Capital Inc.	10,619	38
*,1	Realloys Inc.	3,373	33
	Sachem Capital Corp.	30,000	30
*	Central Plains Bancshares Inc.	1,731	30
*	Fold Holdings Inc.	22,797	30
*,1	AtlasClear Holdings Inc.	139,159	28
	Hennessy Advisors Inc.	2,785	27
	US Global Investors Inc. Class A	9,831	24

		Shares	Market Value ($000)
*	Hyperscale Data Inc.	159,528	24
*	Exodus Movement Inc. Class A	3,519	23
*	FG Nexus Inc.	4,582	23
	United Bancorp Inc.	1,421	22
*	Rhinebeck Bancorp Inc.	1,343	21
*	Summit State Bank	1,135	15
*	First Seacoast Bancorp	818	10
*	Catalyst Bancorp Inc.	519	9
*	Bitcoin Depot Inc.	2,726	6
*	Bitgo Holdings Inc. Class A	590	5
	Auburn National Bancorp Inc.	81	2
*	Eva Live Inc.	507	2
*,2	Sterling Bancorp Inc.	12,013	—
			3,732,307
Health Care (5.8%)
	Eli Lilly & Co.	478,000	439,650
	Johnson & Johnson	1,356,732	331,640
	AbbVie Inc.	995,584	216,530
	Merck & Co. Inc.	1,391,918	167,434
	UnitedHealth Group Inc.	509,977	137,995
	Amgen Inc.	303,448	106,768
	Thermo Fisher Scientific Inc.	209,112	102,785
	Abbott Laboratories	978,333	100,445
	Gilead Sciences Inc.	698,897	97,405
*	Intuitive Surgical Inc.	199,933	92,167
	Pfizer Inc.	3,200,682	89,875
	Bristol-Myers Squibb Co.	1,146,170	69,515
	Danaher Corp.	358,244	67,923
*	Vertex Pharmaceuticals Inc.	142,988	63,850
	Stryker Corp.	193,854	63,698
	Medtronic plc	722,725	62,624
*	Boston Scientific Corp.	835,155	52,406
	Regeneron Pharmaceuticals Inc.	58,478	45,182
	HCA Healthcare Inc.	88,131	41,707
	Cigna Group	148,356	39,574
	Elevance Health Inc.	124,257	36,376
	Cardinal Health Inc.	132,435	27,985
*	Edwards Lifesciences Corp.	326,769	26,168
	Zoetis Inc.	213,770	25,270
	Becton Dickinson & Co.	160,273	25,200
*	IDEXX Laboratories Inc.	44,818	25,183
*	Alnylam Pharmaceuticals Inc.	74,621	24,690
*	Insmed Inc.	121,360	19,845
	ResMed Inc.	82,002	18,408
	Agilent Technologies Inc.	159,109	18,135
	GE HealthCare Technologies Inc.	243,918	17,362
*	Waters Corp.	55,213	16,442
*	IQVIA Holdings Inc.	95,508	16,288
*	Biogen Inc.	82,533	15,131
*	Natera Inc.	74,540	14,907
*	Veeva Systems Inc. Class A	83,273	14,628
*	United Therapeutics Corp.	24,656	14,621
*	Dexcom Inc.	216,653	13,606
	Labcorp Holdings Inc.	46,331	12,362
	STERIS plc	55,268	12,221
	Quest Diagnostics Inc.	61,853	12,122
	Humana Inc.	67,887	11,771
*	Revolution Medicines Inc.	105,988	10,307
*	Moderna Inc.	200,098	10,165
	West Pharmaceutical Services Inc.	40,552	10,164
*	Illumina Inc.	81,578	10,055
	Zimmer Biomet Holdings Inc.	110,122	9,957
*	Hologic Inc.	125,377	9,477
*	Tenet Healthcare Corp.	48,956	9,238
*	Centene Corp.	277,276	9,078
*	Incyte Corp.	95,106	8,951
	Viatris Inc.	647,868	8,753
*	Medline Inc. Class A	189,399	8,428
*	Insulet Corp.	39,614	8,313

		Shares	Market Value ($000)
*	Cooper Cos. Inc.	109,814	7,852
*	Neurocrine Biosciences Inc.	56,684	7,468
*	Bridgebio Pharma Inc.	98,201	7,292
*	Roivant Sciences Ltd.	261,726	7,250
*	Penumbra Inc.	20,985	6,891
*	Elanco Animal Health Inc.	279,781	6,695
*	Ionis Pharmaceuticals Inc.	88,570	6,651
	Ensign Group Inc.	32,716	6,592
*	Align Technology Inc.	38,361	6,576
*	Guardant Health Inc.	70,181	6,483
*	Jazz Pharmaceuticals plc	32,880	6,216
*	Medpace Holdings Inc.	12,773	6,133
*	BioMarin Pharmaceutical Inc.	107,963	6,099
*	Exelixis Inc.	138,644	5,946
	Revvity Inc.	62,872	5,508
*	Globus Medical Inc. Class A	63,384	5,461
*	Solventum Corp.	83,195	5,433
	Encompass Health Corp.	56,127	5,429
*	Madrigal Pharmaceuticals Inc.	10,307	5,395
	Universal Health Services Inc. Class B	28,770	5,149
*	Praxis Precision Medicines Inc.	15,687	5,054
	Baxter International Inc.	289,689	4,867
*	Charles River Laboratories International Inc.	27,718	4,781
*	Vaxcyte Inc.	81,507	4,736
*	Arrowhead Pharmaceuticals Inc.	74,886	4,695
	Bio-Techne Corp.	88,037	4,601
*	Masimo Corp.	25,707	4,573
*	Cytokinetics Inc.	69,239	4,564
*	Halozyme Therapeutics Inc.	66,320	4,286
*	Axsome Therapeutics Inc.	24,660	4,168
*	Henry Schein Inc.	54,862	4,043
*	HealthEquity Inc.	48,224	4,030
*	Molina Healthcare Inc.	29,009	3,867
*	Krystal Biotech Inc.	14,753	3,811
*	Arcellx Inc.	32,961	3,785
*	Protagonist Therapeutics Inc.	35,897	3,784
*	Repligen Corp.	30,077	3,544
*	BrightSpring Health Services Inc.	80,999	3,451
*	Cogent Biosciences Inc.	86,835	3,342
*	Rhythm Pharmaceuticals Inc.	38,356	3,336
*	Glaukos Corp.	30,800	3,316
*	Alkermes plc	92,637	3,276
*	PTC Therapeutics Inc.	47,016	3,203
*	Nuvalent Inc. Class A	30,928	3,169
*	Terns Pharmaceuticals Inc.	58,231	3,070
*	Kymera Therapeutics Inc.	36,779	3,063
	Chemed Corp.	7,967	3,009
*	Avantor Inc.	383,487	3,007
*	Mirum Pharmaceuticals Inc.	32,227	2,977
	Teleflex Inc.	24,870	2,975
*	Bio-Rad Laboratories Inc. Class A	10,472	2,919
*	DaVita Inc.	18,819	2,892
*	Tempus AI Inc. Class A	63,419	2,868
*	TG Therapeutics Inc.	84,572	2,809
*	Lantheus Holdings Inc.	36,390	2,760
*	Apogee Therapeutics Inc.	32,625	2,746
*	Celcuity Inc.	23,410	2,672
*	CG oncology Inc.	38,482	2,604
*	Amicus Therapeutics Inc.	177,197	2,562
*	Apellis Pharmaceuticals Inc.	62,296	2,506
*	Hims & Hers Health Inc.	117,358	2,436
*	Erasca Inc.	147,655	2,389
*	Scholar Rock Holding Corp.	48,431	2,381
*	Option Care Health Inc.	88,060	2,371
*	Envista Holdings Corp.	92,101	2,337
*	Dianthus Therapeutics Inc.	27,741	2,328
*	Merit Medical Systems Inc.	33,258	2,292
*	RadNet Inc.	39,004	2,180
*	Indivior Pharmaceuticals Inc.	70,379	2,145
	Bruker Corp.	59,316	2,142

		Shares	Market Value ($000)
*	IRhythm Holdings Inc.	18,017	2,126
*	Crinetics Pharmaceuticals Inc.	58,306	2,118
*	Ligand Pharmaceuticals Inc.	10,463	2,089
*	Corcept Therapeutics Inc.	51,408	2,072
*	Viking Therapeutics Inc.	61,999	2,017
*	Spyre Therapeutics Inc.	39,646	2,000
*	Sotera Health Co.	136,300	1,955
*	Alignment Healthcare Inc.	103,672	1,827
*	TransMedics Group Inc.	18,237	1,813
*	ICU Medical Inc.	13,750	1,776
*	Brookdale Senior Living Inc.	128,911	1,764
*	Integer Holdings Corp.	19,223	1,692
*	Doximity Inc. Class A	71,565	1,667
*	Edgewise Therapeutics Inc.	51,805	1,632
*	ACADIA Pharmaceuticals Inc.	72,620	1,617
*	Catalyst Pharmaceuticals Inc.	64,340	1,593
*	Waystar Holding Corp.	65,442	1,578
*	Supernus Pharmaceuticals Inc.	30,503	1,577
*	Prestige Consumer Healthcare Inc.	26,570	1,575
*	Twist Bioscience Corp.	33,130	1,574
*	Tarsus Pharmaceuticals Inc.	22,338	1,567
*	Ideaya Biosciences Inc.	46,119	1,537
*	Travere Therapeutics Inc.	51,413	1,527
*,1	ImmunityBio Inc.	198,975	1,526
*	Dyne Therapeutics Inc.	83,946	1,522
*	Denali Therapeutics Inc.	76,344	1,466
*	Haemonetics Corp.	25,967	1,464
*	Veracyte Inc.	45,414	1,463
*	Tango Therapeutics Inc.	69,634	1,457
*	Arcutis Biotherapeutics Inc.	61,469	1,448
*	10X Genomics Inc. Class A	67,937	1,442
*	Liquidia Corp.	37,527	1,416
*	Vera Therapeutics Inc. Class A	34,332	1,381
	Concentra Group Holdings Parent Inc.	63,992	1,373
*	BioCryst Pharmaceuticals Inc.	140,646	1,339
	DENTSPLY SIRONA Inc.	113,170	1,313
*	Beam Therapeutics Inc.	54,890	1,308
	LeMaitre Vascular Inc.	11,643	1,271
*	Summit Therapeutics Inc.	67,001	1,270
*	Sarepta Therapeutics Inc.	57,849	1,259
*	Privia Health Group Inc.	60,933	1,253
*	Immunome Inc.	57,119	1,249
*	Amneal Pharmaceuticals Inc.	99,739	1,240
*	Oruka Therapeutics Inc.	25,028	1,228
*	Warby Parker Inc. Class A	57,673	1,215
*	Celldex Therapeutics Inc.	38,224	1,212
*	Acadia Healthcare Co. Inc.	50,666	1,185
*	Syndax Pharmaceuticals Inc.	49,997	1,168
*	Neogen Corp.	125,398	1,165
*	Immunovant Inc.	46,662	1,159
*	Alumis Inc.	52,263	1,151
*	Adaptive Biotechnologies Corp.	82,755	1,149
*	Enliven Therapeutics Inc.	29,088	1,140
*	ADMA Biologics Inc.	126,106	1,136
*	Kiniksa Pharmaceuticals International plc Class A	23,392	1,126
*	Agios Pharmaceuticals Inc.	33,010	1,117
*	Ultragenyx Pharmaceutical Inc.	52,770	1,106
	National HealthCare Corp.	6,907	1,103
*	Disc Medicine Inc.	17,237	1,102
*	Nektar Therapeutics	15,256	1,098
*	Viridian Therapeutics Inc.	54,871	1,073
*	Arcus Biosciences Inc.	49,471	1,069
*	GRAIL Inc.	20,408	1,055
*	Stoke Therapeutics Inc.	31,019	1,010
*	Relay Therapeutics Inc.	100,703	1,002
*	Caris Life Sciences Inc.	55,475	992
*	Ocular Therapeutix Inc.	116,488	987
	Select Medical Holdings Corp.	60,220	981
*	Pediatrix Medical Group Inc.	45,499	973
*	Innoviva Inc.	40,862	952

		Shares	Market Value ($000)
*	Axogen Inc.	28,434	942
*	Day One Biopharmaceuticals Inc.	43,572	934
*	Artivion Inc.	25,476	933
*	Vericel Corp.	28,908	930
*	Soleno Therapeutics Inc.	27,617	925
*	Addus HomeCare Corp.	9,826	920
*	Nurix Therapeutics Inc.	58,318	904
	Organon & Co.	149,390	895
*	Intellia Therapeutics Inc.	67,979	871
*	CorVel Corp.	15,914	870
*,1	Recursion Pharmaceuticals Inc. Class A	281,505	864
*	Mineralys Therapeutics Inc.	31,587	856
*	Kodiak Sciences Inc.	22,434	855
*	ANI Pharmaceuticals Inc.	10,950	842
	Perrigo Co. plc	77,506	832
*	Omnicell Inc.	24,590	821
*	Capricor Therapeutics Inc.	26,939	819
*	UFP Technologies Inc.	4,189	811
*	Inspire Medical Systems Inc.	15,702	810
*	Palvella Therapeutics Inc.	6,457	805
*	Harmony Biosciences Holdings Inc.	28,416	796
*	Amylyx Pharmaceuticals Inc.	56,778	789
*	Iovance Biotherapeutics Inc.	220,302	773
*	Ardelyx Inc.	128,691	771
*	Trevi Therapeutics Inc.	64,126	765
*	AtriCure Inc.	26,610	759
*	PROCEPT BioRobotics Corp.	30,176	755
*,1	Novavax Inc.	92,583	754
*	Progyny Inc.	44,370	753
*	Healthcare Services Group Inc.	40,557	752
*	Tandem Diabetes Care Inc.	38,567	739
*	Zymeworks Inc.	29,513	739
*	Enovis Corp.	32,288	735
*	Hinge Health Inc. Class A	18,579	716
*	PACS Group Inc.	22,102	710
*	HeartFlow Inc.	28,924	704
*	Alphatec Holdings Inc.	63,571	692
*	GeneDx Holdings Corp. Class A	10,729	689
*	AdaptHealth Corp. Class A	57,192	681
*	Nuvation Bio Inc. Class A	157,779	677
*	Novocure Ltd.	61,439	670
	US Physical Therapy Inc.	8,665	650
*	Harrow Inc.	18,403	649
*	QuidelOrtho Corp.	39,169	644
*	Monte Rosa Therapeutics Inc.	39,029	642
	CONMED Corp.	17,711	626
*	ORIC Pharmaceuticals Inc.	49,356	625
*	Vir Biotechnology Inc.	69,240	620
*	Maze Therapeutics Inc.	20,760	620
*	AnaptysBio Inc.	11,137	618
	Phibro Animal Health Corp. Class A	11,182	618
*	Savara Inc.	112,991	617
*	EyePoint Inc.	47,684	615
*	Olema Pharmaceuticals Inc.	41,059	612
*	LifeStance Health Group Inc.	95,643	609
*	Sionna Therapeutics Inc.	14,944	599
*	AtaiBeckley Inc.	164,377	582
*	Taysha Gene Therapies Inc.	128,966	576
*	MBX Biosciences Inc.	19,276	575
*	Collegium Pharmaceutical Inc.	17,118	566
*	Tyra Biosciences Inc.	14,697	563
*	Corvus Pharmaceuticals Inc.	38,347	561
*,1	VeraDermics Inc.	8,888	561
*	Rapport Therapeutics Inc.	17,727	555
*	Teladoc Health Inc.	101,690	554
*	NeoGenomics Inc.	73,449	545
*	CytomX Therapeutics Inc.	115,646	544
*	Surgery Partners Inc.	45,373	541
*	Pennant Group Inc.	17,721	540
*	Geron Corp.	359,553	536

		Shares	Market Value ($000)
*	Astrana Health Inc.	21,705	532
*	Xeris Biopharma Holdings Inc.	91,532	531
*	BioLife Solutions Inc.	27,116	517
*	Fortrea Holdings Inc.	53,447	503
*	Azenta Inc.	23,745	502
*	Bicara Therapeutics Inc.	24,800	493
*	Xencor Inc.	40,742	491
*	CareDx Inc.	28,035	487
*	KalVista Pharmaceuticals Inc.	23,556	474
*	Pacira BioSciences Inc.	20,897	472
*	Cullinan Therapeutics Inc.	32,552	463
*	ArriVent Biopharma Inc.	19,874	458
*	Inhibrx Biosciences Inc.	6,746	454
	iRadimed Corp.	4,576	440
*	MannKind Corp.	172,137	422
*	AMN Healthcare Services Inc.	21,806	400
*	Butterfly Network Inc. Class A	96,873	391
*,1	SELLAS Life Sciences Group Inc.	92,309	390
*	Certara Inc.	68,387	390
*	Enhabit Inc.	27,672	390
*	Amphastar Pharmaceuticals Inc.	19,833	389
*	Arbutus Biopharma Corp.	86,482	389
*	Theravance Biopharma Inc.	23,933	388
*	STAAR Surgical Co.	20,600	385
*	Annexon Inc.	69,252	384
*	Phathom Pharmaceuticals Inc.	34,419	382
*	Septerna Inc.	15,893	382
*	Castle Biosciences Inc.	15,383	378
*	Clover Health Investments Corp. Class A	212,418	374
*,1	Omeros Corp.	35,318	373
*	Esperion Therapeutics Inc.	135,563	371
*	Kura Oncology Inc.	45,570	370
*	Omada Health Inc.	29,423	370
*	Compass Therapeutics Inc.	69,505	368
*	Aveanna Healthcare Holdings Inc.	56,909	367
*	Precigen Inc.	93,207	361
*	Alto Neuroscience Inc.	15,874	357
*	Avanos Medical Inc.	25,017	350
*	Integra LifeSciences Holdings Corp.	36,894	348
*	Ocugen Inc.	187,541	339
*	Talkspace Inc.	65,383	338
*	Arvinas Inc.	31,766	337
	Jade Biosciences Inc.	23,832	335
*,1	Vor BioPharma Inc.	18,770	335
*	Janux Therapeutics Inc.	23,432	326
*	Tactile Systems Technology Inc.	12,322	322
*	BioAge Labs Inc.	17,764	311
*,1	Zenas Biopharma Inc.	15,802	309
	Embecta Corp.	34,719	307
*	Sana Biotechnology Inc.	103,782	299
*	Kestra Medical Technologies Ltd.	14,982	299
*	SI-BONE Inc.	23,538	297
*	Ceribell Inc.	16,178	297
*	Zevra Therapeutics Inc.	31,625	295
*	Fulcrum Therapeutics Inc.	38,030	292
*	Cytek Biosciences Inc.	66,734	292
*	MiMedx Group Inc.	71,096	281
*	Ironwood Pharmaceuticals Inc. Class A	77,833	273
*	LB Pharmaceuticals Inc.	11,076	273
	HealthStream Inc.	13,147	272
*,1	Nutex Health Inc.	2,846	270
*	Relmada Therapeutics Inc.	38,589	269
*	Rigel Pharmaceuticals Inc.	9,958	269
*	Phreesia Inc.	31,986	268
*,1	CorMedix Inc.	39,264	267
*	Solid Biosciences Inc.	36,980	266
*	Eton Pharmaceuticals Inc.	10,744	265
*	Personalis Inc.	41,144	262
*	Aquestive Therapeutics Inc.	62,873	261
*	Replimune Group Inc.	33,883	259

		Shares	Market Value ($000)
*	Emergent BioSolutions Inc.	30,360	252
*	AngioDynamics Inc.	22,092	251
*	Orthofix Medical Inc.	21,491	247
*	Varex Imaging Corp.	23,210	246
*,1	ARS Pharmaceuticals Inc.	30,213	243
*	Perspective Therapeutics Inc.	57,911	241
*	Entrada Therapeutics Inc.	18,897	238
*	Upstream Bio Inc.	26,407	238
*	Altimmune Inc.	76,727	236
*,1	Pulse Biosciences Inc.	10,929	236
*	XOMA Royalty Corp.	7,501	235
*	Beta Bionics Inc.	23,385	234
*	Sutro Biopharma Inc.	9,336	233
*	Myriad Genetics Inc.	51,531	232
*,1	Absci Corp.	77,245	232
*	Verastem Inc.	43,684	232
*	Crescent Biopharma Inc.	12,607	232
*	4D Molecular Therapeutics Inc.	24,789	231
*	Lexeo Therapeutics Inc.	39,881	229
*	Aclaris Therapeutics Inc.	60,100	225
*	Vanda Pharmaceuticals Inc.	32,291	223
*	OPKO Health Inc.	191,393	218
*	Allogene Therapeutics Inc.	89,181	218
*	Contineum Therapeutics Inc. Class A	16,648	217
*	Bioventus Inc. Class A	23,179	212
*	Akebia Therapeutics Inc.	151,441	211
*	REGENXBIO Inc.	25,100	210
*	Immix Biopharma Inc.	22,585	206
*	Pacific Biosciences of California Inc.	155,563	205
*	Tectonic Therapeutic Inc.	6,494	201
*	X4 Pharmaceuticals Inc.	48,782	201
*	NeuroPace Inc.	15,234	200
*	Cerus Corp.	109,208	199
*	Aura Biosciences Inc.	29,683	199
*	Prime Medicine Inc.	56,458	196
*,1	Polaryx Therapeutics Inc.	25,969	196
*	Kyverna Therapeutics Inc.	22,459	194
*	Atea Pharmaceuticals Inc.	35,845	193
*	Community Health Systems Inc.	64,983	191
*	Lexicon Pharmaceuticals Inc.	122,411	191
*	Fulgent Genetics Inc.	11,898	189
*	Lyell Immunopharma Inc.	9,320	187
*	Enanta Pharmaceuticals Inc.	14,637	185
*,1	Billiontoone Inc. Class A	2,332	184
*	Aktis Oncology Inc.	10,238	183
*	Design Therapeutics Inc.	17,141	182
*	Forte Biosciences Inc.	6,989	181
*	Puma Biotechnology Inc.	28,100	180
*	Invivyd Inc.	136,616	178
*	Larimar Therapeutics Inc.	39,310	177
*	Maravai LifeSciences Holdings Inc. Class A	62,539	177
*	Assembly Biosciences Inc.	6,351	176
*	Opus Genetics Inc.	38,271	174
*	Century Therapeutics Inc.	76,004	172
*	MapLight Therapeutics Inc.	8,330	169
*	Monopar Therapeutics Inc.	3,065	168
*	Rocket Pharmaceuticals Inc.	46,585	167
*	Delcath Systems Inc.	17,716	164
*	Avalo Therapeutics Inc.	10,852	162
*	Ginkgo Bioworks Holdings Inc. Class A	26,211	161
*	Shattuck Labs Inc.	24,751	159
*	ClearPoint Neuro Inc.	17,134	156
*	Immuneering Corp. Class A	29,577	156
*	Standard BioTools Inc.	168,508	155
*	OrthoPediatrics Corp.	9,694	154
*	Candel Therapeutics Inc.	31,439	154
*	Oncology Institute Inc.	49,126	151
*,1	Anavex Life Sciences Corp.	48,976	150
*	Ovid therapeutics Inc.	66,483	148
*	Protara Therapeutics Inc.	28,387	148

		Shares	Market Value ($000)
*	Sonida Senior Living Inc.	4,592	148
*	Orchestra BioMed Holdings Inc.	34,541	147
*	Neurogene Inc.	7,268	147
*	Lineage Cell Therapeutics Inc.	92,474	146
	National Research Corp.	8,513	145
*,1	SAB Biotherapeutics Inc.	37,595	144
*	RxSight Inc.	23,261	143
*	Nautilus Biotechnology Inc.	36,763	143
*	Benitec Biopharma Inc.	13,314	142
*	SpyGlass Pharma Inc.	5,404	140
*	Minerva Neurosciences Inc.	23,025	139
*	Anika Therapeutics Inc.	9,542	138
*	TruBridge Inc.	9,434	138
*	Editas Medicine Inc.	55,877	138
*	OraSure Technologies Inc.	45,774	137
*	Voyager Therapeutics Inc.	35,606	137
*	Evolus Inc.	32,737	135
*	Eledon Pharmaceuticals Inc.	43,564	134
*	Cabaletta Bio Inc.	49,170	132
*	Senseonics Holdings Inc.	19,830	132
	Utah Medical Products Inc.	2,090	130
*	CVRx Inc.	13,772	130
*	Viemed Healthcare Inc.	14,040	129
*,1	LENZ Therapeutics Inc.	14,079	129
*	ALX Oncology Holdings Inc.	63,652	128
*,1	Eikon Therapeutics Inc.	11,999	127
*	Rezolute Inc.	40,879	125
*,1	Abeona Therapeutics Inc.	27,928	125
*	Niagen Bioscience Inc.	27,560	122
*	Keros Therapeutics Inc.	11,006	122
*	C4 Therapeutics Inc.	45,085	119
*,1	CapsoVision Inc.	16,307	119
*,1	Evommune Inc.	5,179	119
*	Ardent Health Inc.	13,686	117
*	Climb Bio Inc.	16,894	116
*	Lumexa Imaging Holdings Inc.	13,408	115
*	Evolent Health Inc. Class A	49,673	113
*	Alector Inc.	52,271	112
*	Inogen Inc.	17,882	111
*	InfuSystem Holdings Inc.	12,079	111
*	Accendra Health Inc.	48,573	111
*	Context Therapeutics Inc.	42,444	111
*	Coherus Oncology Inc.	65,031	110
*	MacroGenics Inc.	38,094	110
*	GoodRx Holdings Inc. Class A	56,002	110
*,1	Greenwich Lifesciences Inc.	4,437	107
*,1	Tonix Pharmaceuticals Holding Corp.	7,807	107
*	Atrium Therapeutics Inc.	7,971	107
	SIGA Technologies Inc.	19,821	106
*	Inhibikase Therapeutics Inc.	63,298	106
*	Shoulder Innovations Inc.	7,274	106
*	KORU Medical Systems Inc.	24,374	105
*	Arcturus Therapeutics Holdings Inc.	13,374	103
*	Surrozen Inc.	3,495	102
*	Corbus Pharmaceuticals Holdings Inc.	10,688	100
*	Claritev Corp. Class A	6,051	99
*	908 Devices Inc.	15,777	97
*	Assertio Holdings Inc.	5,098	97
*	Caribou Biosciences Inc.	50,567	96
*	Foghorn Therapeutics Inc.	19,962	95
*	Innovage Holding Corp.	11,876	95
*	Heron Therapeutics Inc.	115,110	92
*	Electromed Inc.	3,905	91
*	Fennec Pharmaceuticals Inc.	14,096	87
*	Quanterix Corp.	24,560	86
*	LifeMD Inc.	23,838	86
*	CAMP4 Therapeutics Corp.	19,471	86
*	Achieve Life Sciences Inc.	28,576	84
*	TriSalus Life Sciences Inc.	21,096	84
*	Tenaya Therapeutics Inc.	118,382	82

		Shares	Market Value ($000)
*	Neumora Therapeutics Inc.	41,991	82
*	Zentalis Pharmaceuticals Inc.	34,483	81
*	Sagimet Biosciences Inc. Class A	15,559	81
*	Tenax Therapeutics Inc.	5,076	81
*	SANUWAVE Health Inc.	4,706	81
*	Nkarta Inc.	38,071	80
*	Apyx Medical Corp.	21,359	79
*	CareCloud Inc.	21,768	79
*	Microbot Medical Inc.	32,414	78
*	Organogenesis Holdings Inc. Class A	32,911	78
*	Fate Therapeutics Inc.	63,965	77
*	OmniAb Inc.	48,809	77
*	Gyre Therapeutics Inc.	10,904	76
*	Codexis Inc.	46,017	75
*,1	Galectin Therapeutics Inc.	26,902	75
*	Stereotaxis Inc.	40,691	75
*	Unicycive Therapeutics Inc.	11,337	75
*	Armata Pharmaceuticals Inc.	7,181	74
	Acme United Corp.	1,623	73
*	LeonaBio Inc.	7,126	73
*	Elicio Therapeutics Inc.	6,575	70
*,1	Avita Medical Inc.	18,756	69
*	Whitehawk Therapeutics Inc.	20,000	69
*	Agenus Inc.	20,381	68
*	Sight Sciences Inc.	17,683	67
*	Inovio Pharmaceuticals Inc.	38,739	67
*	Precision BioSciences Inc.	12,004	66
*	Quantum-Si Inc.	83,559	65
*,1	Humacyte Inc.	104,939	64
*	Lucid Diagnostics Inc.	55,260	64
*	Nuvectis Pharma Inc.	8,235	64
*	Health Catalyst Inc.	49,383	63
*	Joint Corp.	7,059	62
*	Acumen Pharmaceuticals Inc.	26,300	62
*,1	Cardiff Oncology Inc.	37,450	61
*	Seer Inc. Class A	36,017	61
*	vTv Therapeutics Inc. Class A	1,538	61
*	NRX Therapeutics Inc.	28,846	61
*	agilon health Inc.	7,672	61
*	FONAR Corp.	3,257	60
*	Aldeyra Therapeutics Inc.	34,700	59
*	RCM Technologies Inc.	3,063	59
*	Streamex Corp.	51,930	59
*	Black Diamond Therapeutics Inc.	27,000	58
*	Lifecore Biomedical Inc.	15,366	57
*	Spero Therapeutics Inc.	24,176	57
*	Biomea Fusion Inc.	37,201	57
*	Pro-Dex Inc.	1,148	56
*	American Well Corp. Class A	10,657	56
*,1	Karyopharm Therapeutics Inc.	10,021	56
*	Owlet Inc. Class A	10,791	55
*	Korro Bio Inc.	4,762	54
*,1	Fortress Biotech Inc.	19,280	54
*	Hyperfine Inc. Class A	49,514	53
*	Coya Therapeutics Inc.	13,333	53
*	Sanara Medtech Inc.	3,055	52
*	MaxCyte Inc.	73,983	52
*	Turn Therapeutics Inc.	15,576	50
*	OptimizeRx Corp.	7,875	49
*	Journey Medical Corp.	10,549	49
*	Immunic Inc.	42,699	47
*	TScan Therapeutics Inc.	46,729	47
*	PepGen Inc.	26,673	47
*	Scilex Holding Co.	7,117	47
*	Anixa Biosciences Inc.	17,968	46
*	Sangamo Therapeutics Inc.	186,285	46
*	Sensus Healthcare Inc.	11,601	46
*	Filana Therapeutics Inc.	27,129	46
*	Pliant Therapeutics Inc.	36,322	46
*	Outset Medical Inc.	12,023	46

		Shares	Market Value ($000)
*	Genelux Corp.	18,629	45
*,1	aTyr Pharma Inc.	56,846	44
*	Prelude Therapeutics Inc.	12,818	44
*	AN2 Therapeutics Inc.	12,793	44
*	Cartesian Therapeutics Inc.	7,206	44
*	Pelthos Therapeutics Inc.	2,089	44
*	LENSAR Inc.	7,146	43
*	MAIA Biotechnology Inc.	30,488	43
*	PMV Pharmaceuticals Inc.	33,779	42
*	Gossamer Bio Inc.	124,657	41
*	Adicet Bio Inc.	6,046	41
*	Biodesix Inc.	2,764	40
*	Pyxis Oncology Inc.	26,866	39
*	iBio Inc.	20,661	39
*	TuHURA Biosciences Inc.	21,521	39
*	ImageneBio Inc.	7,728	39
*	Neuronetics Inc.	26,296	38
*,1	Rani Therapeutics Holdings Inc. Class A	49,891	37
*	NextCure Inc.	3,512	37
*	Neonc Technologies Holdings Inc.	5,336	37
*	Vivani Medical Inc.	35,971	36
*	Clene Inc.	7,267	36
*	Carlsmed Inc.	3,964	36
*	Cingulate Inc.	5,597	35
*	Kalaris Therapeutics Inc.	6,002	35
*	Atossa Therapeutics Inc.	6,539	34
*	Fractyl Health Inc.	71,631	33
*	Aardvark Therapeutics Inc.	8,867	33
*	Rapid Micro Biosystems Inc. Class A	13,893	32
*	RenovoRx Inc.	31,774	32
*	Lite Strategy Inc.	27,624	32
*	Aligos Therapeutics Inc.	4,344	32
*	Coeptis Therapeutics Holdings Inc.	2,783	31
*	Seres Therapeutics Inc.	3,498	31
*	PDS Biotechnology Corp.	49,505	30
*	Sharps Technology Inc.	18,116	30
*	Actinium Pharmaceuticals Inc.	29,129	29
*	Annovis Bio Inc.	13,193	29
*	Cognition Therapeutics Inc.	38,785	29
*	HeartBeam Inc.	23,585	29
*	Biote Corp. Class A	21,603	29
*	Equillium Inc.	14,245	28
*	Pulmonx Corp.	21,458	28
*	Exagen Inc.	8,667	26
*	Insight Molecular Diagnostics Inc.	7,927	26
*	Femasys Inc.	58,473	25
*	Cypherpunk Technologies Inc.	31,646	25
*	Accuray Inc.	61,258	24
*	Sera Prognostics Inc. Class A	11,848	24
*	Jasper Therapeutics Inc.	27,174	24
*	Rafael Holdings Inc. Class B	18,676	23
*	CEL-SCI Corp.	7,317	23
*	Generate Biomedicines Inc.	1,747	22
*	CytoSorbents Corp.	35,641	20
*	Actuate Therapeutics Inc.	6,739	18
*	Skye Bioscience Inc.	17,647	11
*	Spruce Biosciences Inc.	120	8
*	Grace Therapeutics Inc.	1,306	6
*	Atlantic International Corp.	1,750	5
			3,413,526
Industrials (7.6%)
	Visa Inc. Class A	946,421	286,046
	Mastercard Inc. Class A	448,506	224,101
	Caterpillar Inc.	261,959	185,587
	GE Aerospace	560,938	159,177
	RTX Corp.	755,665	145,768
	GE Vernova Inc.	151,752	132,464
*	Boeing Co.	442,127	87,997
	American Express Co.	270,638	81,863

		Shares	Market Value ($000)
	Deere & Co.	144,431	81,358
	Union Pacific Corp.	334,030	81,042
	Honeywell International Inc.	357,873	80,890
	Lockheed Martin Corp.	129,531	78,287
	Eaton Corp. plc	218,685	78,217
	Accenture plc Class A	346,364	68,681
	Capital One Financial Corp.	350,136	63,875
	Parker-Hannifin Corp.	71,084	63,637
	Northrop Grumman Corp.	79,906	54,515
	Howmet Aerospace Inc.	225,694	52,013
	Trane Technologies plc	124,600	51,926
	General Dynamics Corp.	137,080	47,049
	Quanta Services Inc.	84,242	46,251
	Automatic Data Processing Inc.	226,589	46,038
	Johnson Controls International plc	344,602	45,126
	3M Co.	296,501	43,061
	CSX Corp.	1,046,775	42,970
	Sherwin-Williams Co.	132,531	42,483
	FedEx Corp.	119,056	42,405
	Cummins Inc.	77,828	41,873
	Emerson Electric Co.	316,370	41,451
	United Parcel Service Inc. Class B	418,867	41,208
	Illinois Tool Works Inc.	154,078	40,105
	CRH plc	376,469	39,574
	TransDigm Group Inc.	31,791	36,845
	L3Harris Technologies Inc.	105,206	36,312
	Norfolk Southern Corp.	126,410	36,280
	PACCAR Inc.	296,003	34,188
	Cintas Corp.	191,352	32,365
	AMETEK Inc.	128,939	27,639
	WW Grainger Inc.	25,330	27,630
	Comfort Systems USA Inc.	19,802	27,307
*	Keysight Technologies Inc.	96,697	27,304
	United Rentals Inc.	35,464	25,838
	Ferguson Enterprises Inc.	110,034	25,667
	Carrier Global Corp.	447,017	25,172
	Westinghouse Air Brake Technologies Corp.	95,972	23,984
	Rockwell Automation Inc.	63,187	22,677
	PayPal Holdings Inc.	484,830	21,929
	Old Dominion Freight Line Inc.	105,603	20,635
*	Rocket Lab Corp.	319,487	20,517
*	Bloom Energy Corp. Class A	150,067	20,333
	Vulcan Materials Co.	73,516	20,018
	Martin Marietta Materials Inc.	33,956	19,989
*	Block Inc. Class A	308,336	18,556
	EMCOR Group Inc.	25,067	18,507
*	Axon Enterprise Inc.	42,999	18,261
	Ingersoll Rand Inc.	220,435	17,661
	Otis Worldwide Corp.	219,037	16,883
	Paychex Inc.	181,766	16,744
	Dow Inc.	397,460	16,554
	Xylem Inc.	137,014	16,373
	Dover Corp.	75,840	15,809
*	Teledyne Technologies Inc.	26,062	15,768
[1]	Sunbelt Rentals Holdings Inc.	234,251	15,247
*	Fiserv Inc.	270,969	15,120
	Verisk Analytics Inc.	77,653	14,735
	Hubbell Inc. Class B	29,938	14,692
*	Mettler-Toledo International Inc.	11,429	14,414
	FTAI Aviation Ltd.	57,703	14,137
	Curtiss-Wright Corp.	20,751	14,134
*	Fair Isaac Corp.	12,714	13,573
	Fidelity National Information Services Inc.	289,022	13,558
	PPG Industries Inc.	125,833	13,449
	Synchrony Financial	195,684	13,310
*	XPO Inc.	62,657	12,190
	Equifax Inc.	67,683	12,188
	Woodward Inc.	33,554	12,010
	Veralto Corp.	132,629	11,727
	Smurfit Westrock plc	293,915	11,713

		Shares	Market Value ($000)
*	MasTec Inc.	35,604	11,455
*	ATI Inc.	77,059	11,209
	CH Robinson Worldwide Inc.	66,646	11,068
	HEICO Corp. Class A	52,287	11,037
*	Corpay Inc.	37,368	10,874
	nVent Electric plc	91,108	10,776
	Expeditors International of Washington Inc.	75,161	10,765
	Packaging Corp. of America	50,206	10,655
	Snap-on Inc.	29,206	10,608
	DuPont de Nemours Inc.	230,174	10,542
	BWX Technologies Inc.	51,521	10,536
	Fortive Corp.	173,286	9,579
	ITT Inc.	48,391	9,220
	JB Hunt Transport Services Inc.	42,624	9,032
	Ball Corp.	149,901	8,861
	MKS Inc.	37,886	8,707
	Global Payments Inc.	128,082	8,620
*	Trimble Inc.	131,728	8,593
	Textron Inc.	97,940	8,576
	Jacobs Solutions Inc.	66,066	8,409
	Huntington Ingalls Industries Inc.	22,032	8,370
*	API Group Corp.	206,518	8,368
	Lennox International Inc.	17,619	8,178
	Pentair plc	91,882	8,004
	IDEX Corp.	42,009	7,963
	Nordson Corp.	29,926	7,962
	Graco Inc.	92,942	7,868
	Carlisle Cos. Inc.	23,019	7,680
	Lincoln Electric Holdings Inc.	30,756	7,661
	WESCO International Inc.	27,403	7,498
	TransUnion	108,281	7,492
*	QXO Inc.	377,827	7,337
*	Kratos Defense & Security Solutions Inc.	103,712	7,313
	RPM International Inc.	72,194	7,176
	Watsco Inc.	19,671	7,156
	Allegion plc	48,536	7,052
	Regal Rexnord Corp.	37,455	7,014
	Masco Corp.	114,619	6,920
*	Affirm Holdings Inc. Class A	148,196	6,790
*	Sterling Infrastructure Inc.	16,398	6,678
*	Generac Holdings Inc.	33,136	6,472
*	Modine Manufacturing Co.	29,693	6,435
	Jack Henry & Associates Inc.	40,635	6,422
	Crown Holdings Inc.	63,877	6,404
	Stanley Black & Decker Inc.	87,166	6,194
	AECOM	72,788	6,174
	Advanced Drainage Systems Inc.	43,849	6,013
*	Zebra Technologies Corp. Class A	27,679	5,787
*	SPX Technologies Inc.	28,100	5,618
	Applied Industrial Technologies Inc.	21,013	5,575
*	TopBuild Corp.	15,869	5,575
	Donaldson Co. Inc.	65,175	5,531
	Allison Transmission Holdings Inc.	46,490	5,442
*	Dycom Industries Inc.	16,043	5,436
	Booz Allen Hamilton Holding Corp.	67,926	5,300
	Flowserve Corp.	71,861	5,283
*	Saia Inc.	15,015	5,274
*	Chart Industries Inc.	25,433	5,258
*	Core & Main Inc. Class A	106,357	5,254
	Oshkosh Corp.	35,220	5,185
	Toro Co.	54,726	5,114
*	Karman Holdings Inc.	63,330	5,070
	CNH Industrial NV	454,464	4,999
	Knight-Swift Transportation Holdings Inc. Class A	86,760	4,996
	Owens Corning	45,467	4,920
*	Builders FirstSource Inc.	59,167	4,871
	Acuity Inc.	17,264	4,838
	Littelfuse Inc.	14,098	4,784
	Crane Co.	27,599	4,719
	Moog Inc. Class A	16,004	4,683

		Shares	Market Value ($000)
	Cognex Corp.	93,296	4,571
	AptarGroup Inc.	36,228	4,565
	Watts Water Technologies Inc. Class A	15,433	4,480
	Tetra Tech Inc.	147,041	4,429
	HEICO Corp.	15,991	4,385
*	Planet Labs PBC	152,063	4,250
	A O Smith Corp.	63,738	4,203
	Valmont Industries Inc.	10,446	4,174
	Primoris Services Corp.	28,917	4,136
	ESCO Technologies Inc.	14,597	4,107
	Ryder System Inc.	19,965	4,087
	Argan Inc.	7,390	4,025
	Zurn Elkay Water Solutions Corp.	89,742	4,024
*	Kirby Corp.	30,225	4,016
	Simpson Manufacturing Co. Inc.	23,379	4,012
	Armstrong World Industries Inc.	24,049	3,963
*	AeroVironment Inc.	21,195	3,880
*	Fluor Corp.	82,512	3,849
*	Aurora Innovation Inc. Class A	918,606	3,785
	Terex Corp.	64,012	3,783
	AGCO Corp.	32,562	3,773
	JBT Marel Corp.	29,392	3,758
	UL Solutions Inc. Class A	43,547	3,732
	Federal Signal Corp.	34,293	3,708
	Air Lease Corp. Class A	56,411	3,663
	EnerSys	20,774	3,609
	MSA Safety Inc.	21,775	3,570
	Genpact Ltd.	95,569	3,560
	Sealed Air Corp.	82,709	3,478
	Installed Building Products Inc.	12,933	3,429
	GATX Corp.	20,031	3,420
*	Everus Construction Group Inc.	28,735	3,392
*	Middleby Corp.	25,509	3,382
	Eagle Materials Inc.	17,695	3,352
*	GXO Logistics Inc.	64,634	3,351
*	Axalta Coating Systems Ltd.	120,239	3,331
	AAON Inc.	39,053	3,232
*	Gates Industrial Corp. plc	141,730	3,205
	Esab Corp.	32,505	3,142
	Landstar System Inc.	19,128	3,066
*	FTI Consulting Inc.	17,221	3,044
	Sonoco Products Co.	55,458	3,000
	Enpro Inc.	11,870	2,975
*	WEX Inc.	19,313	2,956
	Powell Industries Inc.	5,448	2,948
	Granite Construction Inc.	24,505	2,938
	Arcosa Inc.	27,632	2,933
*	Mohawk Industries Inc.	29,415	2,896
	Sensata Technologies Holding plc	81,869	2,883
	Vontier Corp.	79,579	2,823
	Matson Inc.	16,701	2,738
	VSE Corp.	14,743	2,719
*	Construction Partners Inc. Class A	24,310	2,701
*	Joby Aviation Inc.	326,206	2,694
	Brunswick Corp.	36,426	2,650
	Fortune Brands Innovations Inc.	67,559	2,633
*	Paylocity Holding Corp.	24,273	2,622
	Ralliant Corp.	62,936	2,618
*	Knife River Corp.	31,843	2,600
	Louisiana-Pacific Corp.	35,202	2,561
*	ExlService Holdings Inc.	83,437	2,541
	Badger Meter Inc.	16,430	2,503
	Belden Inc.	21,786	2,502
*	MYR Group Inc.	8,750	2,470
*	Resideo Technologies Inc.	72,472	2,443
*	StandardAero Inc.	94,436	2,439
*	Mirion Technologies Inc. Class A	130,947	2,434
	CSW Industrials Inc.	9,281	2,418
	Mueller Water Products Inc. Class A	87,756	2,412
	Brink's Co.	23,233	2,408

		Shares	Market Value ($000)
*	IES Holdings Inc.	5,000	2,382
*	ACI Worldwide Inc.	57,347	2,352
*	OSI Systems Inc.	8,813	2,340
	MSC Industrial Direct Co. Inc. Class A	25,091	2,315
*	AAR Corp.	20,977	2,296
*	Itron Inc.	25,265	2,265
*	Mercury Systems Inc.	30,344	2,212
*	Trex Co. Inc.	59,416	2,164
*	Amentum Holdings Inc.	81,856	2,135
	AZZ Inc.	16,798	2,102
*	Vicor Corp.	12,933	2,082
*,1	Ondas Inc.	227,941	2,061
	UniFirst Corp.	8,189	2,060
	Otter Tail Corp.	23,334	2,048
	International Seaways Inc.	27,689	2,018
	Leonardo DRS Inc.	44,554	1,984
*	Symbotic Inc. Class A	37,057	1,971
	Patrick Industries Inc.	17,655	1,961
	Silgan Holdings Inc.	50,404	1,956
	Maximus Inc.	30,476	1,954
	Tutor Perini Corp.	25,233	1,948
	Franklin Electric Co. Inc.	21,118	1,946
	Kadant Inc.	6,576	1,923
*	BILL Holdings Inc.	50,147	1,921
	Herc Holdings Inc.	19,040	1,895
	Brady Corp. Class A	23,185	1,884
	ADT Inc.	282,794	1,858
	HB Fuller Co.	30,059	1,854
	Korn Ferry	29,053	1,829
	Exponent Inc.	27,849	1,817
	Griffon Corp.	24,945	1,813
*	NCR Atleos Corp.	41,393	1,804
	Standex International Corp.	6,709	1,710
	Graphic Packaging Holding Co.	169,665	1,686
	GPGI Inc. Class A	98,093	1,677
	WillScot Holdings Corp.	96,046	1,667
*	Centuri Holdings Inc.	56,698	1,656
	McGrath RentCorp	14,037	1,548
	Western Union Co.	175,456	1,532
*	Hayward Holdings Inc.	114,514	1,532
	Boise Cascade Co.	20,113	1,526
	Kennametal Inc.	42,137	1,522
*	Archer Aviation Inc. Class A	293,790	1,519
*	Remitly Global Inc.	94,637	1,483
	Trinity Industries Inc.	44,030	1,417
	Robert Half Inc.	55,256	1,404
*	Forgent Power Solutions Inc. Class A	47,814	1,400
*	Euronet Worldwide Inc.	20,984	1,393
*	RXO Inc.	92,706	1,355
*	Loar Holdings Inc.	23,337	1,337
	ABM Industries Inc.	32,982	1,270
*,1	Intuitive Machines Inc. Class A	68,188	1,266
	ArcBest Corp.	12,744	1,254
	Helios Technologies Inc.	19,056	1,233
*	GEO Group Inc.	72,109	1,212
*	Huron Consulting Group Inc.	9,452	1,205
*	V2X Inc.	17,480	1,197
*	Astronics Corp.	17,689	1,180
	Bel Fuse Inc. Class B	5,854	1,159
*	Verra Mobility Corp. Class A	80,984	1,157
	Crane NXT Co.	27,983	1,136
	Atkore Inc.	19,166	1,129
*	Legence Corp. Class A	19,884	1,123
	Hub Group Inc. Class A	30,770	1,109
*,1	Shift4 Payments Inc. Class A	25,202	1,102
	Enerpac Tool Group Corp. Class A	28,862	1,053
*	CECO Environmental Corp.	17,471	1,041
*	Blue Bird Corp.	18,230	1,035
*,1	Firefly Aerospace Inc.	35,961	1,024
	EVERTEC Inc.	35,984	1,015

		Shares	Market Value ($000)
*	Amprius Technologies Inc.	59,596	1,005
*	CoreCivic Inc.	52,519	993
*	Ducommun Inc.	7,915	966
	Greif Inc. Class A	14,321	961
*	DXP Enterprises Inc.	6,829	954
	Werner Enterprises Inc.	32,193	947
*	Hillman Solutions Corp.	112,954	940
	Alamo Group Inc.	5,648	932
*	Eos Energy Enterprises Inc.	186,392	925
*	O-I Glass Inc.	87,287	917
*	Thermon Group Holdings Inc.	18,022	908
	Greenbrier Cos. Inc.	16,984	894
*	Marqeta Inc. Class A	208,026	849
*	Babcock & Wilcox Enterprises Inc.	57,514	845
	Pitney Bowes Inc.	76,345	844
*	ASGN Inc.	21,560	835
	Schneider National Inc. Class B	30,991	817
*	Paymentus Holdings Inc. Class A	31,872	810
	Albany International Corp. Class A	15,442	806
	ManpowerGroup Inc.	26,875	792
*	Upwork Inc.	71,252	781
*	Proto Labs Inc.	13,663	779
	Napco Security Technologies Inc.	19,520	769
*	Flywire Corp.	65,736	765
*	Payoneer Global Inc.	155,307	750
	United States Lime & Minerals Inc.	5,670	741
	TriMas Corp.	20,501	737
	Lindsay Corp.	6,104	727
*	CBIZ Inc.	26,827	720
	Astec Industries Inc.	13,283	715
	Gorman-Rupp Co.	11,415	709
*	Cimpress plc	9,673	706
	ICF International Inc.	10,701	699
	Tennant Co.	10,460	695
*	Redwire Corp.	81,109	689
*	Gibraltar Industries Inc.	16,686	665
	Perella Weinberg Partners Class A	36,304	659
	Deluxe Corp.	23,672	652
*	Great Lakes Dredge & Dock Corp.	37,383	636
*	Donnelley Financial Solutions Inc.	13,314	628
*	Willdan Group Inc.	8,078	618
*	Masterbrand Inc.	72,532	603
	TriNet Group Inc.	16,265	593
	CRA International Inc.	3,597	582
*	Evolv Technologies Holdings Inc.	95,582	578
*	Sezzle Inc.	9,048	573
*	Enovix Corp.	106,880	554
	Insperity Inc.	19,829	536
*	First Advantage Corp.	44,825	527
	Douglas Dynamics Inc.	12,397	522
	Allient Inc.	8,564	506
*	Vestis Corp.	63,797	501
*	Legalzoom.com Inc.	88,007	499
	Cadre Holdings Inc.	16,030	492
*	Alliance Laundry Holdings Inc.	23,482	487
*	Graham Corp.	6,141	485
*,1	PureCycle Technologies Inc.	93,329	484
*	BrightView Holdings Inc.	39,879	470
	Myers Industries Inc.	21,544	456
	Quanex Building Products Corp.	25,058	450
*	Limbach Holdings Inc.	5,583	436
	Marten Transport Ltd.	32,962	433
*	BlackSky Technology Inc. Class A	16,466	414
	National Presto Industries Inc.	2,981	409
	Apogee Enterprises Inc.	11,862	398
*	Resolute Holdings Management Inc.	2,451	398
*	Montrose Environmental Group Inc.	18,091	396
	Barrett Business Services Inc.	13,490	394
*	Cantaloupe Inc.	36,293	392
*	Janus International Group Inc.	72,876	375

		Shares	Market Value ($000)
*,1	EquipmentShare.com Inc. Class A	18,186	370
	Insteel Industries Inc.	10,851	365
*	Transcat Inc.	4,934	362
	Preformed Line Products Co.	1,334	361
	LSI Industries Inc.	19,194	357
*	Green Dot Corp. Class A	29,098	326
*	Voyager Technologies Inc. Class A	13,716	321
*	American Woodmark Corp.	7,867	313
	Cass Information Systems Inc.	7,090	312
*	Vishay Precision Group Inc.	7,142	310
	Miller Industries Inc.	6,700	305
*	LightPath Technologies Inc. Class A	30,132	302
	Heartland Express Inc.	28,887	300
	Ennis Inc.	13,575	291
	Kforce Inc.	9,962	291
*	Power Solutions International Inc.	4,782	291
	FTAI Infrastructure Inc.	58,749	290
*	I3 Verticals Inc. Class A	12,808	286
*	Energy Recovery Inc.	28,018	282
*	Beta Technologies Inc. Class A	18,745	276
*	Satellogic Inc. Class A	50,194	273
*	BlueLinx Holdings Inc.	4,788	259
	Park Aerospace Corp.	9,391	257
	Mesa Laboratories Inc.	2,882	255
*	Cardinal Infrastructure Group Inc. Class A	6,350	252
	Columbus McKinnon Corp.	17,002	247
*	York Space Systems Inc.	10,839	240
*	CryoPort Inc.	28,888	239
	Willis Lease Finance Corp.	1,364	232
*	Manitowoc Co. Inc.	19,712	230
*	Forward Air Corp.	13,706	229
	Covenant Logistics Group Inc. Class A	8,252	224
*	Orion Group Holdings Inc.	20,493	223
	Hyster-Yale Inc.	6,785	221
*	Bowman Consulting Group Ltd.	7,408	211
*	International Money Express Inc.	13,238	209
*,1	Richtech Robotics Inc. Class B	94,301	197
*	Lightbridge Corp.	18,394	196
*	Custom Truck One Source Inc.	29,740	195
	Luxfer Holdings plc	15,807	193
	Bel Fuse Inc. Class A	1,054	190
*	Spire Global Inc.	14,787	186
*	Titan Machinery Inc.	10,970	183
	Wabash National Corp.	21,024	181
*	Cross Country Healthcare Inc.	19,178	180
	Greif Inc. Class B	2,050	179
*	Aspen Aerogels Inc.	52,096	178
*	Innovative Solutions & Support Inc.	8,643	177
*	Mistras Group Inc.	11,875	176
*	Titan International Inc.	24,716	171
*	Andersen Group Inc. Class A	6,289	171
*	Microvast Holdings Inc.	113,252	170
*	Pattern Group Inc. Class A	12,740	158
*	Frequency Electronics Inc.	3,546	157
	Kelly Services Inc. Class A	17,501	155
*	Target Hospitality Corp.	16,505	153
*	Mayville Engineering Co. Inc.	8,494	152
*	3D Systems Corp.	80,934	152
*	Atlanticus Holdings Corp.	2,887	152
*	Hyliion Holdings Corp.	83,600	147
*	Paysign Inc.	24,496	145
*	Hudson Technologies Inc.	24,429	144
*	Distribution Solutions Group Inc.	5,412	142
*	Radiant Logistics Inc.	20,210	142
	Alight Inc. Class A	243,694	142
*,1	TSS Inc.	10,875	142
*	Strata Critical Medical Inc.	32,828	137
	Karat Packaging Inc.	4,874	136
*	Eve Holding Inc.	54,216	134
*	L B Foster Co. Class A	4,583	128

		Shares	Market Value ($000)
	Twin Disc Inc.	8,259	124
*,1	Velo3D Inc.	13,234	124
*	AerSale Corp.	19,557	122
*	Repay Holdings Corp. Class A	45,790	119
	Park-Ohio Holdings Corp.	4,894	118
*	Franklin Covey Co.	6,945	110
*	Conduent Inc.	85,066	109
*	Ranpak Holdings Corp. Class A	30,279	108
*	M-Tron Industries Inc.	1,581	106
*	Sky Harbour Group Corp. Class A	10,867	105
	Quad/Graphics Inc.	15,325	101
*,1	Palladyne AI Corp.	16,506	100
*	Acacia Research Corp.	20,392	98
	Kronos Worldwide Inc.	14,315	94
*	AIRO Group Holdings Inc.	12,253	93
*	Proficient Auto Logistics Inc.	13,115	89
*,1	Sidus Space Inc. Class A	37,964	88
*,1	Virgin Galactic Holdings Inc.	35,890	87
*	Byrna Technologies Inc.	9,277	85
*	Core Molding Technologies Inc.	3,736	84
	Universal Logistics Holdings Inc.	3,995	84
*	Concrete Pumping Holdings Inc.	11,630	83
	Information Services Group Inc.	21,352	82
*	FreightCar America Inc.	10,256	82
	EVI Industries Inc.	3,846	79
	Alta Equipment Group Inc.	14,800	79
*	Gencor Industries Inc.	5,230	78
*	TrueBlue Inc.	19,732	77
*	Taylor Devices Inc.	1,308	75
*	CEA Industries Inc.	25,381	74
*	Terrestrial Energy Inc.	12,134	73
*	DHI Group Inc.	25,512	72
	Espey Manufacturing & Electronics Corp.	1,305	72
*,1	NeoVolta Inc.	22,341	69
*	ZipRecruiter Inc. Class A	36,708	68
*	JELD-WEN Holding Inc.	53,779	67
*	Smith-Midland Corp.	2,056	67
	TaskUS Inc. Class A	9,989	67
*	Advantage Solutions Inc.	3,079	65
*	Priority Technology Holdings Inc.	13,539	64
	BGSF Inc.	9,700	63
	Resources Connection Inc.	16,575	62
*	Cleancore Solutions Inc. Class B	169,972	61
*	Research Solutions Inc.	26,087	59
*	Hurco Cos. Inc.	3,968	58
*	Wrap Technologies Inc.	37,736	58
*	SIFCO Industries Inc.	4,213	56
	HireQuest Inc.	5,561	56
*	Forrester Research Inc.	9,600	54
*	CPI Card Group Inc.	3,680	53
	Eastern Co.	2,595	53
*,1	Starfighters Space Inc.	8,299	49
*	AEye Inc.	26,152	47
*	AirJoule Technologies Corp. Class A	18,127	46
*	Safe Pro Group Inc.	12,048	46
*	CitroTech Inc.	5,255	45
*	Ultralife Corp.	6,533	43
*	SKYX Platforms Corp.	38,448	43
*	Optex Systems Holdings Inc.	3,264	43
*,1	Knightscope Inc. Class A	10,000	42
*	AmpliTech Group Inc.	21,429	41
*	SoundThinking Inc.	6,113	40
*	AgEagle Aerial Systems Inc.	43,103	39
*	Commercial Vehicle Group Inc.	10,125	35
*	TTEC Holdings Inc.	13,047	33
*	VirTra Inc.	8,836	33
*	Odyssey Marine Exploration Inc. Class B	35,282	29
*	RF Industries Ltd.	2,804	29
*	Tecogen Inc.	11,037	28
*	Team Inc.	1,709	27

		Shares	Market Value ($000)
*	Orion Energy Systems Inc.	2,841	25
	Public Policy Holding Co. Inc.	1,271	17
*	Coda Octopus Group Inc.	1,151	13
			4,465,344
Real Estate (1.4%)
	Welltower Inc.	392,923	77,685
	Prologis Inc.	521,482	68,930
	Equinix Inc.	55,296	54,203
	American Tower Corp.	262,526	45,307
	Digital Realty Trust Inc.	193,383	34,850
	Simon Property Group Inc.	173,780	32,415
	Realty Income Corp.	525,105	32,126
	Public Storage	88,998	24,108
*	CBRE Group Inc. Class A	166,030	22,490
	Ventas Inc.	267,457	21,873
	Crown Castle Inc.	245,707	19,978
	Iron Mountain Inc.	158,055	16,144
	Extra Space Storage Inc.	118,656	15,559
	VICI Properties Inc. Class A	553,455	15,120
	AvalonBay Communities Inc.	79,719	13,022
	Equity Residential	201,978	11,947
	SBA Communications Corp.	60,128	10,349
	Weyerhaeuser Co.	405,881	9,916
*	CoStar Group Inc.	236,264	9,531
	Essex Property Trust Inc.	36,245	8,771
	Sun Communities Inc.	69,331	8,733
	WP Carey Inc.	127,018	8,632
	Kimco Realty Corp.	382,827	8,602
	Invitation Homes Inc.	326,262	8,108
	Mid-America Apartment Communities Inc.	66,050	8,066
*	Jones Lang LaSalle Inc.	26,300	8,004
	Regency Centers Corp.	103,183	7,807
	Host Hotels & Resorts Inc.	386,468	7,405
	Omega Healthcare Investors Inc.	166,721	7,306
	Gaming & Leisure Properties Inc.	150,855	6,693
	Equity LifeStyle Properties Inc.	103,679	6,472
	Healthpeak Properties Inc.	391,476	6,432
	Lamar Advertising Co. Class A	49,146	6,225
	UDR Inc.	184,292	6,225
	Camden Property Trust	58,256	5,689
	EastGroup Properties Inc.	30,079	5,567
	Federal Realty Investment Trust	48,608	5,163
	American Homes 4 Rent Class A	184,333	5,147
	Agree Realty Corp.	67,732	5,106
	Brixmor Property Group Inc.	172,895	4,979
	American Healthcare REIT Inc.	104,808	4,943
	CubeSmart	128,669	4,716
	BXP Inc.	89,562	4,648
	CareTrust REIT Inc.	126,121	4,622
	Alexandria Real Estate Equities Inc.	97,660	4,533
	NNN REIT Inc.	107,296	4,510
	First Industrial Realty Trust Inc.	74,689	4,321
	Rexford Industrial Realty Inc.	130,483	4,271
*	Zillow Group Inc. Class C	99,229	4,106
	STAG Industrial Inc.	107,302	3,869
	Terreno Realty Corp.	58,726	3,607
	Essential Properties Realty Trust Inc.	118,544	3,599
	Rayonier Inc.	171,282	3,532
	Healthcare Realty Trust Inc. Class A	197,070	3,348
	Ryman Hospitality Properties Inc.	33,791	3,118
*	Compass Inc. Class A	401,753	2,937
	Kite Realty Group Trust	115,701	2,840
	Sabra Health Care REIT Inc.	141,099	2,713
	Macerich Co.	143,403	2,710
	HA Sustainable Infrastructure Capital Inc.	72,957	2,681
	Phillips Edison & Co. Inc.	70,855	2,651
	Vornado Realty Trust	96,703	2,513
	Millrose Properties Inc.	86,485	2,422
	Outfront Media Inc.	89,415	2,370

		Shares	Market Value ($000)
	Tanger Inc.	64,604	2,195
*	Opendoor Technologies Inc.	454,536	2,127
	Cousins Properties Inc.	93,788	2,117
	National Health Investors Inc.	25,967	2,100
	EPR Properties	41,002	2,048
	Independence Realty Trust Inc.	133,281	1,985
	Broadstone Net Lease Inc.	108,059	1,974
	COPT Defense Properties	63,242	1,935
	Kilroy Realty Corp.	65,800	1,856
	Americold Realty Trust Inc.	158,567	1,817
*	Cushman & Wakefield Ltd.	132,046	1,619
	DigitalBridge Group Inc.	102,605	1,582
	Four Corners Property Trust Inc.	62,146	1,470
	National Storage Affiliates Trust	38,460	1,452
	SL Green Realty Corp.	39,212	1,449
	LXP Industrial Trust	31,003	1,434
	Acadia Realty Trust	74,802	1,430
	St. Joe Co.	22,721	1,427
	Urban Edge Properties	69,765	1,394
*	Howard Hughes Holdings Inc.	21,755	1,376
	Curbline Properties Corp.	52,416	1,352
	Apple Hospitality REIT Inc.	116,999	1,347
	Highwoods Properties Inc.	62,466	1,337
	InvenTrust Properties Corp.	43,826	1,335
	Lineage Inc.	37,759	1,237
	Medical Properties Trust Inc.	246,810	1,143
	Global Net Lease Inc.	120,960	1,132
	Newmark Group Inc. Class A	74,214	1,112
	Park Hotels & Resorts Inc.	103,178	1,086
	Getty Realty Corp.	33,320	1,060
*,1	Zillow Group Inc. Class A	25,473	1,054
	DiamondRock Hospitality Co.	111,290	1,043
	LTC Properties Inc.	27,441	1,020
	NETSTREIT Corp.	53,906	1,015
	Sunstone Hotel Investors Inc.	109,501	987
	Douglas Emmett Inc.	91,606	863
	Pebblebrook Hotel Trust	65,512	827
	Diversified Healthcare Trust	124,501	827
	Smartstop Self Storage REIT Inc.	26,769	811
	Veris Residential Inc.	42,758	807
	Innovative Industrial Properties Inc.	15,306	768
	Xenia Hotels & Resorts Inc.	51,463	763
	Sila Realty Trust Inc.	31,370	743
	Kennedy-Wilson Holdings Inc.	60,126	651
	UMH Properties Inc.	44,503	642
*	Janus Living Inc. Class A	25,466	600
	RLJ Lodging Trust	74,523	553
	Centerspace	9,621	553
	Easterly Government Properties Inc. Class A	25,217	540
*	Piedmont Realty Trust Inc.	71,907	472
	American Assets Trust Inc.	25,463	469
	Whitestone REIT	28,407	459
	JBG SMITH Properties	29,937	437
	Peakstone Realty Trust	20,121	420
	Empire State Realty Trust Inc. Class A	77,006	400
	CTO Realty Growth Inc.	18,608	344
	Marcus & Millichap Inc.	12,808	341
	CBL & Associates Properties Inc.	8,827	339
	eXp World Holdings Inc.	55,964	335
	Gladstone Commercial Corp.	28,553	326
	Apartment Investment & Management Co. Class A	77,090	314
	NexPoint Residential Trust Inc.	11,961	299
*	Forestar Group Inc.	12,202	298
	Postal Realty Trust Inc. Class A	15,852	294
	Alexander's Inc.	1,180	279
	Summit Hotel Properties Inc.	63,207	279
	Universal Health Realty Income Trust	6,652	269
	AH Realty Trust Inc.	48,374	266
	Brandywine Realty Trust	93,178	253
	Community Healthcare Trust Inc.	15,461	246

		Shares	Market Value ($000)
	Chiron Real Estate Inc.	6,905	228
	Farmland Partners Inc.	19,527	219
*	Tejon Ranch Co.	11,635	219
	Chatham Lodging Trust	27,755	218
	Saul Centers Inc.	6,667	217
	Gladstone Land Corp.	21,191	216
	One Liberty Properties Inc.	9,388	201
	FrontView REIT Inc.	12,620	195
*	Hudson Pacific Properties Inc.	29,366	174
	Industrial Logistics Properties Trust	29,643	168
*	FRP Holdings Inc.	6,856	150
	SITE Centers Corp.	27,667	149
	Alpine Income Property Trust Inc.	7,700	139
*	Stratus Properties Inc.	3,856	118
	RMR Group Inc. Class A	7,246	112
	Service Properties Trust	82,561	112
	Elme Communities	49,939	100
	Braemar Hotels & Resorts Inc.	41,700	98
	NET Lease Office Properties	8,306	96
*	Seaport Entertainment Group Inc.	4,483	96
	BRT Apartments Corp.	6,605	88
*	Star Holdings	8,489	64
*	Comstock Holding Cos. Inc. Class A	3,260	62
	Modiv Industrial Inc. Class C	4,247	61
*	RE/MAX Holdings Inc. Class A	10,490	60
*	Seritage Growth Properties Class A	21,357	60
*	Douglas Elliman Inc.	35,792	59
	Strawberry Fields REIT Inc.	4,938	59
*	AMREP Corp.	2,060	58
*	Maui Land & Pineapple Co. Inc.	3,612	56
	Orion Properties Inc.	17,008	37
*	Altisource Portfolio Solutions SA	2,664	17
*	reAlpha Tech Corp.	51,724	13
			839,318
Technology (21.8%)
	NVIDIA Corp.	12,996,858	2,266,652
	Apple Inc.	8,265,441	2,097,686
	Microsoft Corp.	4,180,625	1,547,542
	Alphabet Inc. Class A	3,278,992	942,907
	Broadcom Inc.	2,669,353	826,191
	Alphabet Inc. Class C	2,601,128	746,160
	Meta Platforms Inc. Class A	1,231,375	704,507
	Micron Technology Inc.	633,670	214,079
*	Advanced Micro Devices Inc.	917,932	186,735
*	Palantir Technologies Inc. Class A	1,225,576	179,277
	Applied Materials Inc.	446,837	152,724
	Lam Research Corp.	703,094	150,223
	Oracle Corp.	970,565	142,780
	International Business Machines Corp.	528,096	128,005
	KLA Corp.	73,802	108,667
*	Intel Corp.	2,249,860	99,286
	Texas Instruments Inc.	510,992	99,204
	Salesforce Inc.	501,164	93,552
	Analog Devices Inc.	274,889	87,453
	Amphenol Corp. Class A	692,025	87,437
	QUALCOMM Inc.	600,754	77,365
*	Palo Alto Networks Inc.	459,397	73,651
	Intuit Inc.	156,721	67,763
*	ServiceNow Inc.	588,879	61,567
	Corning Inc.	434,733	59,111
*	Adobe Inc.	231,100	56,176
*	AppLovin Corp. Class A	138,302	55,044
	Vertiv Holdings Co. Class A	215,412	53,978
*	Crowdstrike Holdings Inc. Class A	134,837	52,642
*	Sandisk Corp.	82,041	52,124
	Western Digital Corp.	190,883	51,632
	Marvell Technology Inc.	491,377	48,671
	Seagate Technology Holdings plc	122,781	48,101
*	Cadence Design Systems Inc.	155,322	43,159

		Shares	Market Value ($000)
*	Synopsys Inc.	107,853	42,762
*	Cloudflare Inc. Class A	169,842	35,045
	TE Connectivity plc	165,163	34,522
*	DoorDash Inc. Class A	196,175	29,456
*	Autodesk Inc.	119,364	28,576
	Monolithic Power Systems Inc.	26,060	28,493
	Dell Technologies Inc. Class C	169,188	27,769
*	Snowflake Inc. Class A	183,009	27,601
*	Fortinet Inc.	333,239	27,232
	Teradyne Inc.	88,175	26,140
*	Coherent Corp.	105,551	25,143
*	Strategy Inc.	176,857	22,072
*	Datadog Inc. Class A	184,829	21,819
	Roper Technologies Inc.	57,949	20,506
	Microchip Technology Inc.	304,429	19,669
	Hewlett Packard Enterprise Co.	747,924	17,808
	Cognizant Technology Solutions Corp. Class A	268,958	16,501
*	Workday Inc. Class A	119,931	15,581
	Jabil Inc.	56,505	15,009
*	ON Semiconductor Corp.	221,945	13,743
	Qnity Electronics Inc.	118,102	13,627
*	Flex Ltd.	206,968	13,548
*	CoreWeave Inc. Class A	163,160	12,640
	VeriSign Inc.	46,420	11,529
*	Zoom Communications Inc.	142,058	11,420
	Leidos Holdings Inc.	71,108	11,059
	NetApp Inc.	107,942	11,052
*	Twilio Inc. Class A	85,280	10,730
*	MongoDB Inc.	43,519	10,652
*	Fabrinet	20,217	10,544
*	Everpure Inc. Class A	176,573	10,425
*	Reddit Inc. Class A	74,681	10,056
	Entegris Inc.	85,627	10,039
	HP Inc.	514,573	9,885
*	PTC Inc.	67,181	9,573
*	Akamai Technologies Inc.	81,525	9,363
*	F5 Inc.	31,787	9,197
*	Astera Labs Inc.	81,469	8,929
	CDW Corp.	72,595	8,785
*	Credo Technology Group Holding Ltd.	91,540	8,593
*	MACOM Technology Solutions Holdings Inc.	37,936	8,424
*	Tyler Technologies Inc.	24,212	8,290
*	Zscaler Inc.	58,807	8,250
	SS&C Technologies Holdings Inc.	115,447	7,801
*	Okta Inc.	95,267	7,498
*	Toast Inc. Class A	280,210	7,428
*	Guidewire Software Inc.	47,798	7,149
*	Lattice Semiconductor Corp.	76,849	7,129
*	HubSpot Inc.	28,207	6,885
	TD SYNNEX Corp.	40,746	6,874
	Advanced Energy Industries Inc.	21,250	6,858
*	CACI International Inc. Class A	12,437	6,764
*	Super Micro Computer Inc.	286,900	6,533
*	Atlassian Corp. Class A	95,640	6,527
*	GoDaddy Inc. Class A	74,990	6,199
*	Dynatrace Inc.	167,643	6,199
*	Gartner Inc.	37,661	5,963
	Gen Digital Inc.	307,034	5,781
*	Nutanix Inc. Class A	151,602	5,762
*	Samsara Inc. Class A	181,597	5,755
*	Onto Innovation Inc.	28,018	5,746
*	Pinterest Inc. Class A	313,043	5,741
*	TTM Technologies Inc.	55,317	5,389
*	IonQ Inc.	185,880	5,359
*	Docusign Inc.	112,297	5,324
*	Rambus Inc.	60,737	5,225
	Skyworks Solutions Inc.	84,719	4,537
*	Manhattan Associates Inc.	33,767	4,495
*	SiTime Corp.	12,600	4,351
*	Unity Software Inc.	195,790	4,296

		Shares	Market Value ($000)
*	FormFactor Inc.	43,935	4,261
*	Cirrus Logic Inc.	28,785	4,163
*	Arrow Electronics Inc.	28,704	4,116
	Match Group Inc.	130,972	4,022
*	Semtech Corp.	52,152	4,010
*	Rubrik Inc. Class A	81,310	3,982
*	EPAM Systems Inc.	28,902	3,913
*	Silicon Laboratories Inc.	18,581	3,868
*,1	Procore Technologies Inc.	67,645	3,856
*	Sanmina Corp.	29,231	3,790
*	DigitalOcean Holdings Inc.	43,233	3,709
*	Qorvo Inc.	47,041	3,641
*	Maplebear Inc.	94,902	3,555
*	Applied Digital Corp.	133,817	3,177
	Paycom Software Inc.	25,951	3,154
*	Figma Inc. Class A	149,133	3,153
	Amkor Technology Inc.	69,726	3,140
*	Plexus Corp.	15,083	3,055
*	Terawulf Inc.	200,513	2,893
	Bentley Systems Inc. Class B	82,148	2,885
*	D-Wave Quantum Inc.	196,285	2,832
	Avnet Inc.	45,703	2,816
*	Snap Inc. Class A	606,238	2,789
*	Cipher Digital Inc.	215,791	2,777
*	JFrog Ltd.	57,827	2,714
*	Hut 8 Corp.	56,232	2,638
	KBR Inc.	71,176	2,624
*	UiPath Inc. Class A	234,748	2,606
*	Elastic NV	50,366	2,518
*	Core Scientific Inc.	165,898	2,482
*	Rigetti Computing Inc.	175,643	2,466
	Clear Secure Inc. Class A	50,446	2,442
*	SentinelOne Inc. Class A	187,921	2,420
	Science Applications International Corp.	25,422	2,413
*	Novanta Inc.	20,083	2,372
	Universal Display Corp.	25,250	2,314
*	Fastly Inc. Class A	77,595	2,255
	Pegasystems Inc.	52,295	2,226
*	Allegro MicroSystems Inc.	68,784	2,169
*	ServiceTitan Inc. Class A	34,148	2,167
*	Appfolio Inc. Class A	13,032	2,057
	Dolby Laboratories Inc. Class A	34,076	2,047
*	CCC Intelligent Solutions Holdings Inc.	324,633	1,948
*	Commvault Systems Inc.	24,719	1,925
*	Dropbox Inc. Class A	84,176	1,912
*	Box Inc. Class A	76,782	1,815
*	Zeta Global Holdings Corp. Class A	111,715	1,779
*	Qualys Inc.	20,014	1,758
*	Workiva Inc. Class A	28,668	1,709
*	Life360 Inc.	41,375	1,689
*	AXT Inc.	29,598	1,687
*	Diodes Inc.	24,681	1,685
*	nLight Inc.	29,486	1,681
*	Impinj Inc.	16,191	1,663
*	Kyndryl Holdings Inc.	126,604	1,661
*	Gitlab Inc. Class A	76,222	1,649
*	IPG Photonics Corp.	14,262	1,634
*	Axcelis Technologies Inc.	17,168	1,598
*	Parsons Corp.	29,487	1,597
	RingCentral Inc. Class A	42,692	1,588
	Power Integrations Inc.	30,669	1,570
*	Q2 Holdings Inc.	32,995	1,561
*	Klaviyo Inc. Class A	79,332	1,544
*	Ultra Clean Holdings Inc.	24,394	1,517
*,1	SoundHound AI Inc. Class A	214,950	1,477
*	Cargurus Inc. Class A	42,602	1,451
*	Synaptics Inc.	20,422	1,430
*	IAC Inc.	35,644	1,427
	Adeia Inc.	57,331	1,378
*	Varonis Systems Inc.	62,070	1,333

		Shares	Market Value ($000)
	Vishay Intertechnology Inc.	71,076	1,279
*	Teradata Corp.	48,999	1,256
*	Photronics Inc.	31,005	1,253
*	NetScout Systems Inc.	39,197	1,246
*	Onestream Inc. Class A	50,608	1,215
	CSG Systems International Inc.	15,090	1,206
*	DXC Technology Co.	94,747	1,191
*	Ambarella Inc.	23,095	1,189
*	Cleanspark Inc.	139,623	1,188
*	SPS Commerce Inc.	20,728	1,154
*	Insight Enterprises Inc.	17,102	1,146
*	Braze Inc. Class A	48,510	1,145
*	BlackLine Inc.	30,887	1,143
*	ACM Research Inc. Class A	28,895	1,137
	ePlus Inc.	14,977	1,127
*	Alarm.com Holdings Inc.	26,082	1,126
*	Veeco Instruments Inc.	33,127	1,122
*	Tenable Holdings Inc.	66,059	1,117
	Benchmark Electronics Inc.	19,522	1,094
*	Rogers Corp.	10,126	1,087
*	Freshworks Inc. Class A	134,065	1,077
*	Xometry Inc. Class A	25,955	1,060
*	Agilysys Inc.	14,397	1,024
*	Blackbaud Inc.	26,044	1,006
*	Navitas Semiconductor Corp. Class A	112,694	988
	A10 Networks Inc.	41,592	962
*	Diebold Nixdorf Inc.	12,611	951
*	Magnite Inc.	76,432	908
*	Trump Media & Technology Group Corp.	96,973	900
*	Ziff Davis Inc.	21,070	884
*,1	BigBear.ai Holdings Inc.	251,077	884
*	AvePoint Inc.	92,603	881
*	LiveRamp Holdings Inc.	32,700	867
*	Ichor Holdings Ltd.	18,243	850
*	nCino Inc.	56,276	843
*	NextNav Inc.	50,494	809
*,1	Quantum Computing Inc.	116,001	795
*	Intapp Inc.	30,756	790
*	Yelp Inc. Class A	31,629	783
*	MaxLinear Inc. Class A	44,793	779
	Concentrix Corp.	28,489	779
*	Cohu Inc.	25,295	775
*	ZoomInfo Technologies Inc. Class A	128,314	767
*	DoubleVerify Holdings Inc.	79,628	756
	CTS Corp.	15,335	732
*	Innodata Inc.	17,382	671
*	C3.ai Inc. Class A	76,030	640
*,1	Figure Technology Solutions Inc. Class A	18,822	639
*	Alkami Technology Inc.	39,437	618
*	Ouster Inc.	32,831	603
*	Aehr Test Systems	16,243	602
*	Five9 Inc.	38,975	591
*	Progress Software Corp.	23,000	590
*	NIQ Global Intelligence plc	50,164	570
*	PDF Solutions Inc.	17,171	562
*	SkyWater Technology Inc.	19,791	542
*	NCR Voyix Corp.	79,101	501
*	Appian Corp. Class A	20,609	497
*	Penguin Solutions Inc.	27,933	492
*	Vertex Inc. Class A	38,913	463
	Ingram Micro Holding Corp.	19,840	462
*	SEMrush Holdings Inc. Class A	37,106	443
*	Daktronics Inc.	22,387	438
*	ScanSource Inc.	12,015	436
*	SailPoint Inc.	31,687	420
*,1	Wolfspeed Inc.	25,600	418
*	Sprinklr Inc. Class A	67,211	403
	PC Connection Inc.	6,795	397
*	Schrodinger Inc.	34,565	393
*	Amplitude Inc. Class A	54,619	373

		Shares	Market Value ($000)
*	Kimball Electronics Inc.	13,929	330
*	Asana Inc. Class A	48,847	313
*,1	indie Semiconductor Inc. Class A	96,702	311
*	PAR Technology Corp.	23,264	310
*	Alpha & Omega Semiconductor Ltd.	13,911	308
*,1	Serve Robotics Inc.	36,496	308
*	PagerDuty Inc.	48,947	304
*	Mitek Systems Inc.	22,355	302
*	Arteris Inc.	17,650	290
*	Ambiq Micro Inc.	10,750	273
*	Bandwidth Inc. Class A	15,236	272
*	CEVA Inc.	14,536	272
*	Navan Inc. Class A	20,286	269
*,1	Rumble Inc.	47,708	243
*	EverQuote Inc. Class A	15,668	242
*,1	Netskope Inc. Class A	28,107	239
	Shutterstock Inc.	13,995	232
*	Red Violet Inc.	6,626	229
*	Grid Dynamics Holdings Inc.	39,107	223
*	Blend Labs Inc. Class A	130,700	222
*	Consensus Cloud Solutions Inc.	9,079	216
*	N-able Inc.	45,816	214
*	Kopin Corp.	94,090	212
*	Rapid7 Inc.	36,950	204
	Climb Global Solutions Inc.	10,248	203
	OneSpan Inc.	18,943	199
*	PubMatic Inc. Class A	23,701	194
*	Powerfleet Inc.	61,378	189
*	NerdWallet Inc. Class A	17,911	186
*,1	Aeva Technologies Inc.	14,126	186
*	Nextdoor Holdings Inc.	127,537	179
*	Grindr Inc.	14,792	179
*	Ibotta Inc. Class A	5,947	178
*	Weave Communications Inc.	37,966	175
*	Sprout Social Inc. Class A	30,332	173
*	Digital Turbine Inc.	59,344	171
*	Yext Inc.	44,463	171
	Hackett Group Inc.	13,064	170
*	MediaAlpha Inc. Class A	18,225	169
	NVE Corp.	2,507	164
*	Groupon Inc.	13,144	156
*	SmartRent Inc. Class A	98,886	148
*	Bumble Inc. Class A	44,421	145
*	ON24 Inc.	16,973	137
*,1	Datavault AI Inc. (XNCM)	218,012	135
*	Cerence Inc.	21,274	134
*	Angi Inc. Class A	18,782	129
*,1	MicroVision Inc.	194,388	125
	Methode Electronics Inc.	22,539	124
*	Simulations Plus Inc.	10,335	122
*	Asure Software Inc.	13,700	118
*	Backblaze Inc. Class A	33,896	117
*	Telos Corp.	26,951	113
*	Commerce.com Inc.	42,020	112
*	Viant Technology Inc. Class A	9,217	103
*	One Stop Systems Inc.	13,489	102
*	Veritone Inc.	50,234	99
*	Amtech Systems Inc.	8,117	95
*	Aeluma Inc.	7,245	95
*	Intellicheck Inc.	13,322	93
*	Rimini Street Inc.	27,624	91
	Immersion Corp.	16,482	90
*	GSI Technology Inc.	17,348	89
*	QuickLogic Corp.	9,333	88
*	Via Transportation Inc. Class A	5,826	87
	Xerox Holdings Corp.	66,559	86
*	inTEST Corp.	6,257	85
*	1stdibs.com Inc.	15,340	84
*	Unisys Corp.	39,166	81
*	Tucows Inc. Class A	4,602	79

		Shares	Market Value ($000)
*	Duos Technologies Group Inc.	11,549	79
*	Blaize Holdings Inc.	42,988	78
	Richardson Electronics Ltd.	7,000	77
*	TON Strategy Co.	30,233	75
*	Everspin Technologies Inc.	8,413	74
*	Kaltura Inc.	61,000	74
*	eGain Corp.	8,747	69
*	TechTarget Inc.	17,240	67
*	Arena Group Holdings Inc.	29,651	64
*,1	KULR Technology Group Inc.	26,683	63
*	Atomera Inc.	16,254	62
*	KORE Group Holdings Inc.	6,689	60
*,1	Brand Engagement Network Inc.	1,572	60
*	Identiv Inc.	15,552	58
	ReposiTrak Inc.	7,581	58
*	CS Disco Inc.	15,079	58
*,1	Getty Images Holdings Inc.	73,000	58
*	Rekor Systems Inc.	69,675	57
*	Digimarc Corp.	11,500	56
*,1	XTI Aerospace Inc.	26,667	55
*	Domo Inc. Class B	17,082	52
*,1	Airship AI Holdings Inc.	22,556	51
*	Datacentrex Inc.	23,000	49
*,1	Rackspace Technology Inc.	48,901	48
*	DLH Holdings Corp.	7,589	44
*	WM Technology Inc.	66,659	44
*	WidePoint Corp.	7,949	40
*	VirnetX Holding Corp.	2,607	36
	BTCS Inc.	24,946	35
	CSP Inc.	3,721	32
*	AudioEye Inc.	4,937	31
*	Quantum Corp.	5,062	24
*	comScore Inc.	2,920	20
*,1	Laser Photonics Corp.	16,779	17
*	Gloo Holdings Inc. Class A	2,144	10
*	Research Frontiers Inc.	9,423	9
*,2	Pivotal Software Inc.	71,705	—
*,1,2	Datavault AI Inc.	2,190	—
			12,802,194
Telecommunications (1.3%)
	Cisco Systems Inc.	2,001,440	155,292
	AT&T Inc.	3,941,174	114,255
	Verizon Communications Inc.	2,136,812	107,268
*	Arista Networks Inc.	601,263	73,823
	Comcast Corp. Class A	2,020,034	57,995
	T-Mobile US Inc.	248,094	52,107
	Motorola Solutions Inc.	93,229	40,459
*	Ciena Corp.	79,628	30,914
*	Lumentum Holdings Inc.	40,198	28,249
*	AST SpaceMobile Inc. Class A	146,185	12,114
*,1	Charter Communications Inc. Class A	46,339	10,004
*,1	EchoStar Corp. Class A	75,167	8,800
*	Roku Inc.	73,417	6,947
	InterDigital Inc.	14,474	4,371
*	Viavi Solutions Inc.	130,071	4,329
*	Lumen Technologies Inc.	519,217	3,608
*	Liberty Broadband Corp. Class C	68,487	3,445
*	Applied Optoelectronics Inc.	40,216	3,402
*	Viasat Inc.	72,585	3,324
	Telephone & Data Systems Inc.	53,484	2,252
*	Vistance Networks Inc.	120,932	2,201
*	Globalstar Inc.	28,164	1,871
*	Calix Inc.	33,126	1,623
	Iridium Communications Inc.	48,994	1,359
	Uniti Group Inc.	137,545	1,290
*	Extreme Networks Inc.	71,687	1,081
*	Digi International Inc.	20,272	977
*	GCI Liberty Inc. Class C	20,038	746
*	Lightwave Logic Inc.	81,440	572

		Shares	Market Value ($000)
	IDT Corp. Class B	11,264	553
*	Harmonic Inc.	61,174	549
*	ADTRAN Holdings Inc.	43,052	542
	Cogent Communications Holdings Inc.	25,951	489
	Array Digital Infrastructure Inc.	9,202	425
	Shenandoah Telecommunications Co.	27,511	424
*	Liberty Broadband Corp. Class A	7,603	382
*	NETGEAR Inc.	14,998	327
*	Anterix Inc.	6,072	232
*	Cable One Inc.	2,492	227
*	Optimum Communications Inc. Class A	162,318	211
*	Ooma Inc.	13,024	189
*	Gogo Inc.	44,433	179
*	Clearfield Inc.	6,525	173
*	Aviat Networks Inc.	7,168	162
	ATN International Inc.	5,858	159
*	Xperi Inc.	27,800	156
*	fuboTV Inc. Class A	15,358	145
*	8x8 Inc.	81,172	135
*	BK Technologies Corp.	1,662	124
*	Lantronix Inc.	22,510	118
	Spok Holdings Inc.	10,835	118
*	GCI Liberty Inc. Class A	3,182	117
*	Ribbon Communications Inc.	53,300	113
*	Inseego Corp.	7,621	85
*	KVH Industries Inc.	9,132	82
*	Crexendo Inc.	11,079	68
*	Comtech Telecommunications Corp.	17,549	58
*	Genasys Inc.	27,790	51
*	Airgain Inc.	8,585	47
*	Optical Cable Corp.	5,165	43
			741,361
Utilities (1.7%)
	NextEra Energy Inc.	1,172,971	108,946
	Southern Co.	619,654	59,809
	Duke Energy Corp.	438,080	57,362
	Waste Management Inc.	227,174	52,202
	Constellation Energy Corp.	173,413	48,426
	American Electric Power Co. Inc.	304,521	39,917
	Sempra	367,237	35,684
	Dominion Energy Inc.	494,715	30,583
	Vistra Corp.	190,705	28,669
	Entergy Corp.	254,994	28,651
	Xcel Energy Inc.	351,191	27,899
	Exelon Corp.	568,510	27,868
	Republic Services Inc.	113,105	24,772
	Waste Connections Inc.	144,039	23,398
	Consolidated Edison Inc.	203,583	23,042
	Public Service Enterprise Group Inc.	281,093	22,754
	WEC Energy Group Inc.	183,446	21,238
	PG&E Corp.	1,205,217	21,176
	NRG Energy Inc.	119,756	17,501
	Atmos Energy Corp.	93,057	17,189
	Ameren Corp.	155,513	17,094
	CenterPoint Energy Inc.	367,708	15,870
	Edison International	216,394	15,836
	FirstEnergy Corp.	308,967	15,652
	PPL Corp.	401,592	15,341
	American Water Works Co. Inc.	109,910	14,958
	Eversource Energy	211,378	14,644
	DTE Energy Co.	99,320	14,523
	CMS Energy Corp.	172,142	13,355
	NiSource Inc.	269,361	12,568
	Alliant Energy Corp.	144,631	10,379
	Evergy Inc.	122,790	10,059
*	Talen Energy Corp.	25,811	8,240
*	Clean Harbors Inc.	26,852	7,699
	Pinnacle West Capital Corp.	68,049	6,856
	Essential Utilities Inc.	159,398	6,419

		Shares	Market Value ($000)
	AES Corp.	400,954	5,649
	OGE Energy Corp.	116,047	5,566
	National Fuel Gas Co.	53,522	5,029
	IDACORP Inc.	31,089	4,445
	UGI Corp.	120,831	4,401
*	Oklo Inc. Class A	74,799	3,709
	Ormat Technologies Inc.	32,513	3,639
	TXNM Energy Inc.	61,154	3,575
	Portland General Electric Co.	64,679	3,413
	Southwest Gas Holdings Inc.	38,469	3,343
	New Jersey Resources Corp.	56,470	3,101
	ONE Gas Inc.	35,332	3,043
	Black Hills Corp.	42,478	2,948
	Spire Inc.	31,608	2,862
*	Casella Waste Systems Inc. Class A	35,242	2,796
	MDU Resources Group Inc.	114,983	2,382
	Northwestern Energy Group Inc.	34,624	2,283
	Avista Corp.	45,546	1,828
	Chesapeake Utilities Corp.	13,668	1,727
*	Sunrun Inc.	126,777	1,719
	American States Water Co.	22,352	1,690
*	NuScale Power Corp. Class A	152,698	1,655
	MGE Energy Inc.	20,352	1,573
	California Water Service Group	33,574	1,522
	Clearway Energy Inc. Class A	35,251	1,381
*	Hawaiian Electric Industries Inc.	92,564	1,374
	H2O America	21,480	1,260
	Clearway Energy Inc. Class C	31,889	1,253
	Northwest Natural Holding Co.	22,752	1,211
*	Enviri Corp.	41,087	806
	Middlesex Water Co.	10,559	550
	Unitil Corp.	9,983	522
*,1	NANO Nuclear Energy Inc.	21,633	443
	Excelerate Energy Inc. Class A	13,156	440
*	Hallador Energy Co.	18,555	302
	York Water Co.	8,526	260
	Consolidated Water Co. Ltd.	7,622	252
	Genie Energy Ltd. Class B	13,020	184
*	Cadiz Inc.	31,280	154
	Artesian Resources Corp. Class A	4,645	148
	RGC Resources Inc.	5,719	126
*	Pure Cycle Corp.	12,111	122
*	Perma-Fix Environmental Services Inc.	10,678	114
*	ALT5 Sigma Corp.	73,068	81
	Global Water Resources Inc.	7,984	61
*	Arq Inc.	17,280	44
*	Spruce Power Holding Corp.	9,634	39
*	Net Power Inc.	21,689	34
			1,001,638
Total Common Stocks (Cost $6,077,896)			35,189,216
Rights (0.0%)
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	9,469	43
*,2	Sanofi Aatd Inc. CVR	26,986	18
*,2	Enliven Therapeutics Inc. CVR	11,325	10
*,2	Spectrum Pharmaceuticals Inc. CVR	118,300	10
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*,2	Gyre Therapeutics Inc. CVR	23,975	3
*	M-Tron Industries Inc. Exp. 4/15/2026	1,581	3
*,2	Coherus BioSciences Inc. CVR	24,474	2
*,2	Chinook Therapeutics Inc. CVR	6,844	1
*,2	Ambit Biosciences Corp. CVR	1,900	—
*,2	F-star Therapeutics Inc. CVR	5,459	—
*,2	OmniAb Inc. 12.5 Earnout	4,987	—
*,2	OmniAb Inc. 15 Earnout	4,987	—
*,1,2	Carisma Therapeutics Inc. CVR	128,046	—
*,2	Dianthus Therapeutics Inc. CVR	4,251	—
Total Rights (Cost $176)			93

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (27.3%)
U.S. Government Securities (19.4%)
United States Treasury Note/Bond	4.500%	4/15/2027	35,761	36,036
United States Treasury Note/Bond	0.500%	4/30/2027	22,163	21,401
United States Treasury Note/Bond	2.750%	4/30/2027	40,528	40,093
United States Treasury Note/Bond	3.750%	4/30/2027	44,822	44,812
United States Treasury Note/Bond	2.375%	5/15/2027	47,762	47,007
United States Treasury Note/Bond	4.500%	5/15/2027	50,543	50,916
United States Treasury Note/Bond	0.500%	5/31/2027	27,015	26,004
United States Treasury Note/Bond	2.625%	5/31/2027	39,701	39,166
United States Treasury Note/Bond	3.875%	5/31/2027	40,521	40,550
United States Treasury Note/Bond	4.625%	6/15/2027	26,845	27,096
United States Treasury Note/Bond	0.500%	6/30/2027	30,694	29,460
United States Treasury Note/Bond	3.250%	6/30/2027	19,640	19,502
United States Treasury Note/Bond	3.750%	6/30/2027	44,596	44,561
United States Treasury Note/Bond	4.375%	7/15/2027	28,901	29,099
United States Treasury Note/Bond	0.375%	7/31/2027	22,977	21,949
United States Treasury Note/Bond	2.750%	7/31/2027	34,254	33,774
United States Treasury Note/Bond	3.875%	7/31/2027	32,546	32,559
United States Treasury Note/Bond	2.250%	8/15/2027	34,635	33,903
United States Treasury Note/Bond	3.750%	8/15/2027	30,301	30,266
United States Treasury Note/Bond	0.500%	8/31/2027	31,645	30,196
United States Treasury Note/Bond	3.125%	8/31/2027	30,264	29,968
United States Treasury Note/Bond	3.625%	8/31/2027	58,116	57,945
United States Treasury Note/Bond	3.375%	9/15/2027	41,329	41,058
United States Treasury Note/Bond	0.375%	9/30/2027	45,460	43,185
United States Treasury Note/Bond	3.500%	9/30/2027	56,267	55,997
United States Treasury Note/Bond	4.125%	9/30/2027	25,600	25,708
United States Treasury Note/Bond	3.875%	10/15/2027	45,154	45,182
United States Treasury Note/Bond	0.500%	10/31/2027	46,885	44,500
United States Treasury Note/Bond	3.500%	10/31/2027	55,593	55,302
United States Treasury Note/Bond	4.125%	10/31/2027	33,084	33,225
United States Treasury Note/Bond	2.250%	11/15/2027	24,138	23,538
United States Treasury Note/Bond	4.125%	11/15/2027	35,824	35,982
United States Treasury Note/Bond	0.625%	11/30/2027	51,305	48,668
United States Treasury Note/Bond	3.375%	11/30/2027	56,310	55,901
United States Treasury Note/Bond	3.875%	11/30/2027	36,467	36,490
United States Treasury Note/Bond	4.000%	12/15/2027	24,550	24,619
United States Treasury Note/Bond	0.625%	12/31/2027	32,417	30,672
United States Treasury Note/Bond	3.375%	12/31/2027	55,915	55,489
United States Treasury Note/Bond	3.875%	12/31/2027	13,578	13,587
United States Treasury Note/Bond	4.250%	1/15/2028	45,106	45,427
United States Treasury Note/Bond	0.750%	1/31/2028	46,625	44,103
United States Treasury Note/Bond	3.500%	1/31/2028	90,337	89,829
United States Treasury Note/Bond	2.750%	2/15/2028	34,988	34,316
United States Treasury Note/Bond	4.250%	2/15/2028	37,058	37,346
United States Treasury Note/Bond	1.125%	2/29/2028	52,457	49,871
United States Treasury Note/Bond	3.375%	2/29/2028	47,945	47,570
United States Treasury Note/Bond	4.000%	2/29/2028	14,313	14,361
United States Treasury Note/Bond	3.875%	3/15/2028	56,354	56,422
United States Treasury Note/Bond	1.250%	3/31/2028	48,906	46,510
United States Treasury Note/Bond	3.625%	3/31/2028	21,668	21,592
United States Treasury Note/Bond	3.875%	3/31/2028	398,877	399,500
United States Treasury Note/Bond	3.750%	4/15/2028	37,011	36,963
United States Treasury Note/Bond	1.250%	4/30/2028	37,525	35,614
United States Treasury Note/Bond	3.500%	4/30/2028	20,226	20,098
United States Treasury Note/Bond	2.875%	5/15/2028	30,665	30,080
United States Treasury Note/Bond	3.750%	5/15/2028	36,223	36,179
United States Treasury Note/Bond	1.250%	5/31/2028	63,460	60,099
United States Treasury Note/Bond	3.625%	5/31/2028	29,100	28,986
United States Treasury Note/Bond	3.875%	6/15/2028	36,084	36,139
United States Treasury Note/Bond	1.250%	6/30/2028	33,939	32,076
United States Treasury Note/Bond	4.000%	6/30/2028	33,016	33,155
United States Treasury Note/Bond	3.875%	7/15/2028	35,823	35,869
United States Treasury Note/Bond	1.000%	7/31/2028	37,107	34,798
United States Treasury Note/Bond	4.125%	7/31/2028	22,554	22,708
United States Treasury Note/Bond	2.875%	8/15/2028	46,840	45,846
United States Treasury Note/Bond	3.625%	8/15/2028	26,992	26,879
United States Treasury Note/Bond	5.500%	8/15/2028	4,895	5,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.125%	8/31/2028	53,461	50,161
	United States Treasury Note/Bond	4.375%	8/31/2028	17,517	17,737
	United States Treasury Note/Bond	3.375%	9/15/2028	48,199	47,704
	United States Treasury Note/Bond	1.250%	9/30/2028	37,144	34,885
	United States Treasury Note/Bond	4.625%	9/30/2028	34,957	35,625
	United States Treasury Note/Bond	3.500%	10/15/2028	44,937	44,591
	United States Treasury Note/Bond	1.375%	10/31/2028	54,550	51,292
	United States Treasury Note/Bond	4.875%	10/31/2028	30,645	31,428
	United States Treasury Note/Bond	3.125%	11/15/2028	38,279	37,611
	United States Treasury Note/Bond	3.500%	11/15/2028	47,493	47,114
	United States Treasury Note/Bond	5.250%	11/15/2028	14,810	15,290
	United States Treasury Note/Bond	1.500%	11/30/2028	49,393	46,510
	United States Treasury Note/Bond	4.375%	11/30/2028	40,781	41,345
	United States Treasury Note/Bond	3.500%	12/15/2028	44,617	44,253
	United States Treasury Note/Bond	1.375%	12/31/2028	43,490	40,738
	United States Treasury Note/Bond	3.750%	12/31/2028	49,190	49,094
	United States Treasury Note/Bond	3.500%	1/15/2029	46,712	46,320
	United States Treasury Note/Bond	1.750%	1/31/2029	43,405	41,006
	United States Treasury Note/Bond	4.000%	1/31/2029	52,413	52,651
	United States Treasury Note/Bond	2.625%	2/15/2029	27,100	26,219
	United States Treasury Note/Bond	3.500%	2/15/2029	36,309	35,997
	United States Treasury Note/Bond	1.875%	2/28/2029	39,895	37,766
	United States Treasury Note/Bond	4.250%	2/28/2029	48,732	49,293
	United States Treasury Note/Bond	3.500%	3/15/2029	377,610	374,321
	United States Treasury Note/Bond	2.375%	3/31/2029	26,231	25,156
	United States Treasury Note/Bond	4.125%	3/31/2029	42,410	42,766
	United States Treasury Note/Bond	2.875%	4/30/2029	36,814	35,786
	United States Treasury Note/Bond	4.625%	4/30/2029	59,369	60,712
	United States Treasury Note/Bond	2.375%	5/15/2029	33,946	32,498
	United States Treasury Note/Bond	2.750%	5/31/2029	34,370	33,258
	United States Treasury Note/Bond	4.500%	5/31/2029	40,101	40,881
	United States Treasury Note/Bond	3.250%	6/30/2029	32,740	32,144
	United States Treasury Note/Bond	4.250%	6/30/2029	59,106	59,838
	United States Treasury Note/Bond	2.625%	7/31/2029	31,430	30,229
	United States Treasury Note/Bond	4.000%	7/31/2029	47,659	47,877
[3]	United States Treasury Note/Bond	1.625%	8/15/2029	20,042	18,649
	United States Treasury Note/Bond	6.125%	8/15/2029	3,462	3,698
	United States Treasury Note/Bond	3.125%	8/31/2029	17,983	17,562
	United States Treasury Note/Bond	3.625%	8/31/2029	50,621	50,231
	United States Treasury Note/Bond	3.500%	9/30/2029	50,443	49,842
	United States Treasury Note/Bond	3.875%	9/30/2029	31,540	31,549
	United States Treasury Note/Bond	4.000%	10/31/2029	33,575	33,711
	United States Treasury Note/Bond	4.125%	10/31/2029	32,011	32,272
	United States Treasury Note/Bond	3.875%	11/30/2029	23,001	22,997
	United States Treasury Note/Bond	4.125%	11/30/2029	52,054	52,487
	United States Treasury Note/Bond	3.875%	12/31/2029	22,936	22,926
	United States Treasury Note/Bond	4.375%	12/31/2029	19,509	19,843
	United States Treasury Note/Bond	3.500%	1/31/2030	28,360	27,968
	United States Treasury Note/Bond	4.250%	1/31/2030	35,758	36,215
	United States Treasury Note/Bond	1.500%	2/15/2030	34,004	31,116
	United States Treasury Note/Bond	4.000%	2/28/2030	79,432	79,739
	United States Treasury Note/Bond	3.625%	3/31/2030	31,735	31,411
	United States Treasury Note/Bond	4.000%	3/31/2030	45,993	46,167
	United States Treasury Note/Bond	3.500%	4/30/2030	30,867	30,399
	United States Treasury Note/Bond	3.875%	4/30/2030	45,366	45,322
	United States Treasury Note/Bond	0.625%	5/15/2030	53,127	46,538
	United States Treasury Note/Bond	6.250%	5/15/2030	2,570	2,792
	United States Treasury Note/Bond	3.750%	5/31/2030	31,620	31,427
	United States Treasury Note/Bond	4.000%	5/31/2030	48,999	49,177
	United States Treasury Note/Bond	3.750%	6/30/2030	26,655	26,486
	United States Treasury Note/Bond	3.875%	6/30/2030	45,126	45,064
	United States Treasury Note/Bond	3.875%	7/31/2030	32,983	32,933
	United States Treasury Note/Bond	4.000%	7/31/2030	28,266	28,357
	United States Treasury Note/Bond	0.625%	8/15/2030	75,186	65,298
	United States Treasury Note/Bond	3.625%	8/31/2030	47,201	46,619
	United States Treasury Note/Bond	4.125%	8/31/2030	25,041	25,235
	United States Treasury Note/Bond	3.625%	9/30/2030	52,995	52,347
	United States Treasury Note/Bond	4.625%	9/30/2030	30,795	31,665
	United States Treasury Note/Bond	3.625%	10/31/2030	57,110	56,378
	United States Treasury Note/Bond	4.875%	10/31/2030	30,061	31,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.875%	11/15/2030	81,611	71,126
	United States Treasury Note/Bond	3.500%	11/30/2030	57,084	56,038
	United States Treasury Note/Bond	4.375%	11/30/2030	27,582	28,082
	United States Treasury Note/Bond	3.625%	12/31/2030	52,189	51,483
	United States Treasury Note/Bond	3.750%	12/31/2030	33,592	33,303
	United States Treasury Note/Bond	3.750%	1/31/2031	54,347	53,891
	United States Treasury Note/Bond	4.000%	1/31/2031	37,088	37,165
	United States Treasury Note/Bond	1.125%	2/15/2031	60,468	53,006
[3]	United States Treasury Note/Bond	5.375%	2/15/2031	8,005	8,488
[3]	United States Treasury Note/Bond	3.500%	2/28/2031	54,432	53,371
	United States Treasury Note/Bond	4.250%	2/28/2031	28,164	28,529
	United States Treasury Note/Bond	3.875%	3/31/2031	199,443	198,804
	United States Treasury Note/Bond	4.125%	3/31/2031	37,256	37,518
	United States Treasury Note/Bond	4.625%	4/30/2031	40,597	41,797
	United States Treasury Note/Bond	1.625%	5/15/2031	79,853	71,213
	United States Treasury Note/Bond	4.625%	5/31/2031	40,424	41,619
	United States Treasury Note/Bond	4.250%	6/30/2031	37,318	37,780
	United States Treasury Note/Bond	4.125%	7/31/2031	24,385	24,542
	United States Treasury Note/Bond	1.250%	8/15/2031	94,807	82,267
	United States Treasury Note/Bond	3.750%	8/31/2031	31,062	30,676
	United States Treasury Note/Bond	3.625%	9/30/2031	30,220	29,646
	United States Treasury Note/Bond	4.125%	10/31/2031	31,575	31,740
	United States Treasury Note/Bond	1.375%	11/15/2031	84,101	72,935
	United States Treasury Note/Bond	4.125%	11/30/2031	24,492	24,613
	United States Treasury Note/Bond	4.500%	12/31/2031	35,298	36,139
	United States Treasury Note/Bond	4.375%	1/31/2032	36,821	37,450
	United States Treasury Note/Bond	1.875%	2/15/2032	75,525	66,969
	United States Treasury Note/Bond	4.125%	2/29/2032	35,292	35,431
	United States Treasury Note/Bond	4.125%	3/31/2032	40,900	41,044
	United States Treasury Note/Bond	4.000%	4/30/2032	24,224	24,139
	United States Treasury Note/Bond	2.875%	5/15/2032	81,874	76,584
	United States Treasury Note/Bond	4.125%	5/31/2032	47,961	48,094
	United States Treasury Note/Bond	4.000%	6/30/2032	24,433	24,323
	United States Treasury Note/Bond	4.000%	7/31/2032	13,161	13,097
	United States Treasury Note/Bond	2.750%	8/15/2032	72,340	66,914
	United States Treasury Note/Bond	3.875%	8/31/2032	31,006	30,621
	United States Treasury Note/Bond	3.875%	9/30/2032	55,852	55,134
	United States Treasury Note/Bond	3.750%	10/31/2032	35,262	34,536
	United States Treasury Note/Bond	4.125%	11/15/2032	59,607	59,623
	United States Treasury Note/Bond	3.750%	11/30/2032	35,862	35,097
	United States Treasury Note/Bond	3.875%	12/31/2032	34,890	34,388
	United States Treasury Note/Bond	4.000%	1/31/2033	32,887	32,646
	United States Treasury Note/Bond	3.500%	2/15/2033	78,661	75,681
	United States Treasury Note/Bond	3.750%	2/28/2033	29,322	28,662
	United States Treasury Note/Bond	4.250%	3/31/2033	102,621	103,351
	United States Treasury Note/Bond	3.375%	5/15/2033	73,258	69,798
[4]	United States Treasury Note/Bond	3.875%	8/15/2033	83,377	81,856
	United States Treasury Note/Bond	4.500%	11/15/2033	90,447	92,327
	United States Treasury Note/Bond	4.000%	2/15/2034	93,944	92,700
	United States Treasury Note/Bond	4.375%	5/15/2034	93,174	94,168
	United States Treasury Note/Bond	3.875%	8/15/2034	86,541	84,327
	United States Treasury Note/Bond	4.250%	11/15/2034	90,890	90,862
	United States Treasury Note/Bond	4.625%	2/15/2035	73,915	75,838
	United States Treasury Note/Bond	4.250%	5/15/2035	89,933	89,698
	United States Treasury Note/Bond	4.250%	8/15/2035	89,862	89,539
	United States Treasury Note/Bond	4.000%	11/15/2035	85,079	82,992
	United States Treasury Note/Bond	4.125%	2/15/2036	114,457	112,664
	United States Treasury Note/Bond	3.500%	2/15/2039	6,398	5,767
	United States Treasury Note/Bond	4.250%	5/15/2039	7,883	7,635
	United States Treasury Note/Bond	4.500%	8/15/2039	9,884	9,783
[4]	United States Treasury Note/Bond	4.375%	11/15/2039	11,686	11,383
	United States Treasury Note/Bond	4.625%	2/15/2040	10,000	9,978
	United States Treasury Note/Bond	1.125%	5/15/2040	32,600	20,541
[3]	United States Treasury Note/Bond	4.375%	5/15/2040	13,181	12,803
	United States Treasury Note/Bond	1.125%	8/15/2040	37,551	23,414
	United States Treasury Note/Bond	3.875%	8/15/2040	8,449	7,742
	United States Treasury Note/Bond	1.375%	11/15/2040	42,305	27,254
	United States Treasury Note/Bond	4.250%	11/15/2040	8,412	8,020
	United States Treasury Note/Bond	1.875%	2/15/2041	51,546	35,704
	United States Treasury Note/Bond	4.750%	2/15/2041	11,125	11,181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	5/15/2041	40,360	29,401
	United States Treasury Note/Bond	4.375%	5/15/2041	7,600	7,324
	United States Treasury Note/Bond	1.750%	8/15/2041	56,036	37,478
[4]	United States Treasury Note/Bond	3.750%	8/15/2041	12,000	10,703
	United States Treasury Note/Bond	2.000%	11/15/2041	48,405	33,475
	United States Treasury Note/Bond	3.125%	11/15/2041	10,928	8,939
	United States Treasury Note/Bond	2.375%	2/15/2042	38,737	28,246
	United States Treasury Note/Bond	3.125%	2/15/2042	12,579	10,245
	United States Treasury Note/Bond	3.000%	5/15/2042	11,950	9,527
	United States Treasury Note/Bond	3.250%	5/15/2042	33,020	27,244
[4]	United States Treasury Note/Bond	2.750%	8/15/2042	13,006	9,944
	United States Treasury Note/Bond	3.375%	8/15/2042	30,048	25,105
[4]	United States Treasury Note/Bond	2.750%	11/15/2042	15,070	11,461
	United States Treasury Note/Bond	4.000%	11/15/2042	30,368	27,481
	United States Treasury Note/Bond	3.125%	2/15/2043	12,758	10,216
	United States Treasury Note/Bond	3.875%	2/15/2043	30,237	26,870
	United States Treasury Note/Bond	2.875%	5/15/2043	22,739	17,459
	United States Treasury Note/Bond	3.875%	5/15/2043	30,034	26,628
	United States Treasury Note/Bond	3.625%	8/15/2043	21,797	18,616
	United States Treasury Note/Bond	4.375%	8/15/2043	30,140	28,453
	United States Treasury Note/Bond	3.750%	11/15/2043	19,000	16,471
	United States Treasury Note/Bond	4.750%	11/15/2043	27,857	27,520
	United States Treasury Note/Bond	3.625%	2/15/2044	19,823	16,847
	United States Treasury Note/Bond	4.500%	2/15/2044	29,425	28,140
	United States Treasury Note/Bond	3.375%	5/15/2044	22,842	18,669
	United States Treasury Note/Bond	4.625%	5/15/2044	32,469	31,496
	United States Treasury Note/Bond	3.125%	8/15/2044	17,700	13,874
	United States Treasury Note/Bond	4.125%	8/15/2044	31,343	28,433
	United States Treasury Note/Bond	3.000%	11/15/2044	21,616	16,551
	United States Treasury Note/Bond	4.625%	11/15/2044	32,412	31,379
	United States Treasury Note/Bond	2.500%	2/15/2045	21,038	14,755
	United States Treasury Note/Bond	4.750%	2/15/2045	22,777	22,378
	United States Treasury Note/Bond	3.000%	5/15/2045	9,072	6,899
	United States Treasury Note/Bond	5.000%	5/15/2045	33,739	34,179
	United States Treasury Note/Bond	2.875%	8/15/2045	14,181	10,532
	United States Treasury Note/Bond	4.875%	8/15/2045	31,073	30,975
	United States Treasury Note/Bond	3.000%	11/15/2045	4,995	3,776
	United States Treasury Note/Bond	4.625%	11/15/2045	33,603	32,404
	United States Treasury Note/Bond	2.500%	2/15/2046	25,764	17,772
	United States Treasury Note/Bond	4.625%	2/15/2046	69,763	67,253
[3]	United States Treasury Note/Bond	2.500%	5/15/2046	21,342	14,657
	United States Treasury Note/Bond	2.250%	8/15/2046	17,894	11,659
	United States Treasury Note/Bond	2.875%	11/15/2046	12,440	9,090
	United States Treasury Note/Bond	3.000%	2/15/2047	25,250	18,804
	United States Treasury Note/Bond	3.000%	5/15/2047	18,701	13,894
	United States Treasury Note/Bond	2.750%	8/15/2047	22,133	15,655
	United States Treasury Note/Bond	2.750%	11/15/2047	25,190	17,756
	United States Treasury Note/Bond	3.000%	2/15/2048	26,538	19,559
	United States Treasury Note/Bond	3.125%	5/15/2048	35,722	26,872
	United States Treasury Note/Bond	3.000%	8/15/2048	38,399	28,169
	United States Treasury Note/Bond	3.375%	11/15/2048	37,336	29,233
	United States Treasury Note/Bond	3.000%	2/15/2049	39,182	28,606
	United States Treasury Note/Bond	2.875%	5/15/2049	40,285	28,632
	United States Treasury Note/Bond	2.250%	8/15/2049	35,468	22,053
	United States Treasury Note/Bond	2.375%	11/15/2049	34,864	22,212
	United States Treasury Note/Bond	2.000%	2/15/2050	39,681	23,095
	United States Treasury Note/Bond	1.250%	5/15/2050	37,757	17,914
	United States Treasury Note/Bond	1.375%	8/15/2050	52,020	25,427
	United States Treasury Note/Bond	1.625%	11/15/2050	54,024	28,183
	United States Treasury Note/Bond	1.875%	2/15/2051	59,930	33,271
	United States Treasury Note/Bond	2.375%	5/15/2051	63,096	39,472
	United States Treasury Note/Bond	2.000%	8/15/2051	55,375	31,531
	United States Treasury Note/Bond	1.875%	11/15/2051	53,132	29,183
	United States Treasury Note/Bond	2.250%	2/15/2052	53,439	32,205
	United States Treasury Note/Bond	2.875%	5/15/2052	51,652	35,826
	United States Treasury Note/Bond	3.000%	8/15/2052	43,553	30,970
	United States Treasury Note/Bond	4.000%	11/15/2052	42,220	36,288
	United States Treasury Note/Bond	3.625%	2/15/2053	47,379	38,027
	United States Treasury Note/Bond	3.625%	5/15/2053	44,209	35,443
	United States Treasury Note/Bond	4.125%	8/15/2053	48,956	42,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.750%	11/15/2053	50,192	48,829
	United States Treasury Note/Bond	4.250%	2/15/2054	58,512	52,421
	United States Treasury Note/Bond	4.625%	5/15/2054	54,151	51,642
	United States Treasury Note/Bond	4.250%	8/15/2054	52,434	46,976
	United States Treasury Note/Bond	4.500%	11/15/2054	52,518	49,072
	United States Treasury Note/Bond	4.625%	2/15/2055	37,594	35,870
	United States Treasury Note/Bond	4.750%	5/15/2055	38,145	37,144
	United States Treasury Note/Bond	4.750%	8/15/2055	31,655	30,849
	United States Treasury Note/Bond	4.625%	11/15/2055	33,575	32,084
	United States Treasury Note/Bond	4.750%	2/15/2056	127,753	124,599
					11,417,289
Agency Bonds and Notes (0.2%)
[5,6]	AID-Israel	5.500%	9/18/2033	400	423
	Federal Farm Credit Banks	4.750%	5/6/2027	996	1,006
	Federal Farm Credit Banks	4.500%	5/20/2027	7,675	7,733
	Federal Farm Credit Banks	4.250%	2/24/2028	250	252
	Federal Farm Credit Banks	4.500%	6/7/2028	5,000	5,065
	Federal Farm Credit Banks	4.250%	12/15/2028	404	408
	Federal Farm Credit Banks	4.750%	4/30/2029	742	760
	Federal Farm Credit Banks	3.500%	9/10/2029	323	318
	Federal Farm Credit Banks	4.000%	4/1/2030	250	250
	Federal Home Loan Banks	4.750%	4/9/2027	1,000	1,009
	Federal Home Loan Banks	3.875%	6/4/2027	780	780
	Federal Home Loan Banks	3.500%	9/9/2027	1,095	1,090
	Federal Home Loan Banks	4.250%	12/10/2027	4,000	4,025
	Federal Home Loan Banks	3.500%	3/3/2028	1,915	1,902
	Federal Home Loan Banks	3.250%	6/9/2028	2,700	2,665
	Federal Home Loan Banks	4.000%	6/30/2028	2,075	2,080
	Federal Home Loan Banks	3.250%	11/16/2028	1,965	1,934
	Federal Home Loan Banks	4.750%	12/8/2028	165	169
	Federal Home Loan Banks	4.750%	3/10/2034	1,495	1,535
	Federal Home Loan Banks	5.500%	7/15/2036	2,775	3,011
[5,7]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	2,270	2,477
[7]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	6,141	6,844
[7]	Federal National Mortgage Assn.	0.750%	10/8/2027	8,500	8,113
[7]	Federal National Mortgage Assn.	6.250%	5/15/2029	2,000	2,138
[7]	Federal National Mortgage Assn.	7.125%	1/15/2030	2,405	2,672
[7]	Federal National Mortgage Assn.	7.250%	5/15/2030	2,025	2,280
[7]	Federal National Mortgage Assn.	0.875%	8/5/2030	7,000	6,144
[7]	Federal National Mortgage Assn.	6.625%	11/15/2030	9,320	10,348
[7]	Federal National Mortgage Assn.	5.625%	7/15/2037	1,260	1,370
[5]	Private Export Funding Corp.	1.400%	7/15/2028	800	754
[5]	Private Export Funding Corp.	3.650%	3/15/2030	300	295
	Tennessee Valley Authority	3.875%	3/15/2028	1,525	1,524
	Tennessee Valley Authority	7.125%	5/1/2030	2,000	2,232
	Tennessee Valley Authority	3.875%	8/1/2030	675	671
	Tennessee Valley Authority	1.500%	9/15/2031	1,650	1,440
[5]	Tennessee Valley Authority	4.700%	7/15/2033	575	589
	Tennessee Valley Authority	4.375%	8/1/2034	728	727
	Tennessee Valley Authority	4.875%	5/15/2035	964	993
	Tennessee Valley Authority	4.650%	6/15/2035	500	506
	Tennessee Valley Authority	5.880%	4/1/2036	785	869
	Tennessee Valley Authority	5.500%	6/15/2038	225	242
	Tennessee Valley Authority	5.250%	9/15/2039	2,417	2,536
	Tennessee Valley Authority	3.500%	12/15/2042	200	167
	Tennessee Valley Authority	4.250%	9/15/2052	500	426
	Tennessee Valley Authority	5.250%	2/1/2055	700	694
	Tennessee Valley Authority	5.375%	4/1/2056	1,580	1,593
	Tennessee Valley Authority	4.625%	9/15/2060	519	462
	Tennessee Valley Authority	4.250%	9/15/2065	700	575
					96,096
Conventional Mortgage-Backed Securities (7.7%)
[5,7]	Freddie Mac Gold Pool	2.000%	8/1/2028–12/1/2031	475	459
[5,7]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	7,727	7,495
[5,7]	Freddie Mac Gold Pool	3.000%	5/1/2029–2/1/2047	34,454	31,778
[5,7]	Freddie Mac Gold Pool	3.500%	6/1/2026–11/1/2048	45,090	42,332
[5,7]	Freddie Mac Gold Pool	4.000%	4/1/2026–11/1/2048	26,982	26,012
[5,7]	Freddie Mac Gold Pool	4.500%	7/1/2029–1/1/2049	11,888	11,768
[5,7]	Freddie Mac Gold Pool	5.000%	10/1/2029–1/1/2049	3,206	3,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Freddie Mac Gold Pool	5.500%	4/1/2028–12/1/2038	1,741	1,791
[5,7]	Freddie Mac Gold Pool	6.000%	7/1/2028–5/1/2040	1,312	1,379
[5,7]	Freddie Mac Gold Pool	7.000%	5/1/2026–12/1/2038	102	108
[5,7]	Freddie Mac Gold Pool	7.500%	6/1/2026–1/1/2032	1	1
[5,7]	Freddie Mac Gold Pool	8.000%	6/1/2026–1/1/2031	4	4
[5]	Ginnie Mae I Pool	3.000%	9/15/2042–7/15/2043	1,732	1,593
[5]	Ginnie Mae I Pool	3.500%	5/15/2026–9/15/2049	2,881	2,714
[5]	Ginnie Mae I Pool	4.000%	6/15/2026–6/15/2046	4,198	4,037
[5]	Ginnie Mae I Pool	4.500%	7/15/2033–2/15/2049	3,694	3,670
[5]	Ginnie Mae I Pool	5.000%	2/15/2039–9/15/2040	1,160	1,179
[5]	Ginnie Mae I Pool	6.000%	6/15/2032	38	39
[5]	Ginnie Mae I Pool	6.500%	4/15/2026–8/15/2039	212	224
[5]	Ginnie Mae I Pool	7.000%	5/15/2027–8/15/2032	90	92
[5]	Ginnie Mae I Pool	7.500%	7/15/2026–3/15/2032	13	14
[5]	Ginnie Mae I Pool	8.000%	6/15/2026–3/15/2032	10	10
[5]	Ginnie Mae I Pool	8.500%	1/15/2027–6/15/2030	3	3
[5]	Ginnie Mae II Pool	1.500%	2/20/2051–12/20/2051	3,652	2,880
[5,8]	Ginnie Mae II Pool	2.000%	8/20/2050–4/15/2056	131,314	108,287
[5]	Ginnie Mae II Pool	2.500%	6/20/2027–7/20/2052	127,553	109,728
[5,8]	Ginnie Mae II Pool	3.000%	6/20/2028–4/15/2056	129,651	116,608
[5]	Ginnie Mae II Pool	3.500%	7/20/2026–2/20/2056	107,159	100,092
[5]	Ginnie Mae II Pool	4.000%	8/20/2040–5/20/2055	78,597	74,739
[5,8]	Ginnie Mae II Pool	4.500%	11/20/2035–4/15/2056	112,487	109,288
[5,8]	Ginnie Mae II Pool	5.000%	5/20/2039–5/15/2056	177,419	176,219
[5,8]	Ginnie Mae II Pool	5.500%	11/20/2052–5/15/2056	180,290	182,131
[5]	Ginnie Mae II Pool	6.000%	12/20/2052–12/20/2055	95,099	97,003
[5]	Ginnie Mae II Pool	6.500%	12/20/2035–8/20/2055	31,107	32,454
[5]	Ginnie Mae II Pool	7.000%	4/20/2038–9/20/2054	4,775	4,980
[5]	Ginnie Mae II Pool	7.500%	12/20/2053	207	214
[5,7]	UMBS Pool	1.500%	7/1/2035–4/1/2052	161,947	133,389
[5,7,8]	UMBS Pool	2.000%	11/1/2027–5/25/2056	720,255	600,578
[5,7,8]	UMBS Pool	2.500%	1/1/2027–4/25/2056	499,233	430,456
[5,7,8]	UMBS Pool	3.000%	12/1/2028–5/25/2056	303,447	273,006
[5,7,8]	UMBS Pool	3.500%	7/1/2026–5/25/2056	181,911	169,276
[5,7,8]	UMBS Pool	4.000%	7/1/2026–4/25/2056	175,321	167,206
[5,7,8]	UMBS Pool	4.500%	6/1/2028–5/25/2056	181,246	176,698
[5,7,8]	UMBS Pool	5.000%	3/1/2028–4/25/2056	350,785	348,293
[5,7,8]	UMBS Pool	5.500%	1/1/2032–4/25/2056	444,610	449,415
[5,7,8]	UMBS Pool	6.000%	6/1/2028–4/25/2056	366,545	376,236
[5,7,8]	UMBS Pool	6.500%	11/1/2052–4/25/2056	144,481	150,545
[5,7]	UMBS Pool	7.000%	7/1/2026–8/1/2055	22,732	23,983
[5,7]	UMBS Pool	7.500%	8/1/2026–1/1/2054	1,084	1,151
[5,7]	UMBS Pool	8.000%	8/1/2026–10/1/2030	1	1
[5,7]	UMBS Pool	8.500%	7/1/2027–7/1/2030	4	4
					4,554,817
Nonconventional Mortgage-Backed Securities (0.0%)
[5,7,9]	Fannie Mae Pool, 1YR CMT + 2.313%	5.938%	1/1/2035	6	7
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.744%	12/1/2041	8	9
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	19	20
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.429%	6.068%	7/1/2036	6	6
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.745%	3/1/2043	54	56
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	12	12
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.930%	12/1/2043	26	27
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.308%	9/1/2043	4	4
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.281%	7/1/2043	40	42
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	24	25
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.353%	6/1/2043	13	14
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.873%	2/1/2036	5	5
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.627%	5.752%	3/1/2038	2	2
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.135%	11/1/2036	11	11
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.655%	6.405%	8/1/2035	16	17
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.537%	6/1/2042	46	48
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.407%	10/1/2042	17	18
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	9	10
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	25	27
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.548%	5/1/2040	3	3
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.695%	6.445%	7/1/2039	1	1
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040–10/1/2042	14	15
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.970%	12/1/2040	11	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	2	2
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	2	2
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.710%	5.932%	1/1/2037	4	4
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.716%	6.276%	8/1/2039	28	29
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.734%	6.603%	5/1/2042	13	13
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.420%	9/1/2034	4	4
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	2	2
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.428%	9/1/2043	25	26
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.498%	7/1/2041	33	34
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	6	7
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.779%	6.384%	7/1/2042	19	20
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.780%	5.905%	2/1/2041	3	3
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.255%	5/1/2042	6	6
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.625%	3/1/2042	23	24
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.497%	2/1/2042	15	15
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.278%	8/1/2042	44	46
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.405%	3/1/2042	30	31
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.800%	6.353%	2/1/2042	56	59
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.803%	6.298%	11/1/2039	9	9
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.232%	11/1/2041	17	17
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	12/1/2040	3	3
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	10	10
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	5	5
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.060%	2/1/2041	7	8
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	4	4
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	12	13
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	2/1/2041	5	5
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040	2	2
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.293%	12/1/2041	16	17
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	11	11
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/2041	2	2
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	14	15
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.047%	3/1/2041	11	11
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/2041	7	7
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.972%	4/1/2041	16	17
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	8	8
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.458%	9/1/2040	5	5
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.085%	1/1/2040	7	8
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	4	4
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	12	12
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	9	9
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.520%	11/1/2034	9	10
[5,7,9]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	14	15
[5,7,9]	Fannie Mae Pool, RFUCCT6M + 0.989%	5.641%	4/1/2037	6	6
[5,7,9]	Fannie Mae Pool, RFUCCT6M + 1.840%	5.955%	8/1/2037	14	14
[5,7,9]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.068%	11/1/2034	10	10
[5,7,9]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/2036	2	2
[5,7,9]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.412%	2/1/2036	6	6
[5,7,9]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.042%	10/1/2036	5	5
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.275%	9/1/2037	2	2
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.015%	12/1/2036	7	8
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042–11/1/2043	24	25
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	5	5
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.040%	12/1/2034	4	4
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.274%	2/1/2037	3	3
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.977%	1/1/2035	1	1
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/2035	3	3
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.118%	12/1/2036	4	4
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/2040	11	11
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.074%	12/1/2041	24	25
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/2038	2	2
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.834%	6.206%	2/1/2042	6	6
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.230%	5/1/2037	7	7
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.856%	6.598%	3/1/2042	4	5
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/2040–1/1/2041	4	4
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	11	11
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	5	5
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	3/1/2041	2	2
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.847%	5/1/2040	2	2
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.547%	2/1/2042	4	4
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	6	7
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.349%	11/1/2040	7	8
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	1	2
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.160%	1/1/2041	4	4
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.634%	2/1/2041	4	4
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/2041	5	5
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/2038	4	4
[5,7,9]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	5.804%	1/1/2037	17	18
[5,9]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.125%	10/20/2038–12/20/2043	219	224
[5,9]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2041–8/20/2041	83	85
[5,9]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/2041–6/20/2043	290	296
[5,9]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.625%	11/20/2040	3	4
[5,9]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	12	12
					1,801
Total U.S. Government and Agency Obligations (Cost $17,022,932)					16,070,003
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	75	76
[5]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	90	90
[5]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	450	448
[5]	Ally Auto Receivables Trust Series 2026-1	3.920%	10/15/2030	430	428
[5]	Ally Auto Receivables Trust Series 2026-1	4.020%	6/15/2031	870	861
[5]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/2028	1,250	1,251
[5]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/2030	375	381
[5]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/2028	420	422
[5]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	420	430
[5]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	1,200	1,237
[5]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/17/2029	1,000	1,008
[5]	American Express Credit Account Master Trust Series 2025-4	4.300%	7/15/2030	720	723
[5]	American Express Credit Account Master Trust Series 2025-5	4.510%	7/15/2032	800	808
[5]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/2027	23	23
[5]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/2027	25	25
[5]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/2028	100	101
[5]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/2028	925	926
[5]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/2029	1,000	1,010
[5]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/2030	250	251
[5]	BANK Series 2017-BNK4	3.625%	5/15/2050	800	791
[5]	BANK Series 2017-BNK5	3.390%	6/15/2060	700	692
[5]	BANK Series 2017-BNK5	3.624%	6/15/2060	350	343
[5]	BANK Series 2017-BNK6	3.254%	7/15/2060	154	152
[5]	BANK Series 2017-BNK6	3.518%	7/15/2060	980	970
[5]	BANK Series 2017-BNK6	3.741%	7/15/2060	780	768
[5]	BANK Series 2017-BNK7	3.175%	9/15/2060	471	464
[5]	BANK Series 2017-BNK7	3.435%	9/15/2060	275	271
[5]	BANK Series 2017-BNK7	3.748%	9/15/2060	300	290
[5]	BANK Series 2017-BNK8	3.488%	11/15/2050	600	586
[5]	BANK Series 2017-BNK8	3.731%	11/15/2050	100	96
[5]	BANK Series 2017-BNK8	4.089%	11/15/2050	250	210
[5]	BANK Series 2017-BNK9	3.538%	11/15/2054	594	585
[5]	BANK Series 2018-BNK10	3.641%	2/15/2061	42	42
[5]	BANK Series 2018-BNK10	3.688%	2/15/2061	400	395
[5]	BANK Series 2018-BNK10	3.898%	2/15/2061	150	147
[5]	BANK Series 2018-BNK11	4.046%	3/15/2061	400	396
[5]	BANK Series 2018-BNK12	4.255%	5/15/2061	500	497
[5]	BANK Series 2018-BNK12	4.340%	5/15/2061	150	147
[5]	BANK Series 2018-BNK13	3.953%	8/15/2061	150	148
[5]	BANK Series 2018-BNK13	4.217%	8/15/2061	825	818
[5]	BANK Series 2018-BNK14	3.966%	9/15/2060	100	99
[5]	BANK Series 2018-BNK14	4.128%	9/15/2060	114	113
[5]	BANK Series 2018-BNK14	4.231%	9/15/2060	250	248
[5]	BANK Series 2018-BNK14	4.481%	9/15/2060	175	171
[5]	BANK Series 2018-BNK15	4.407%	11/15/2061	470	469
[5]	BANK Series 2019-BNK16	4.005%	2/15/2052	275	270
[5]	BANK Series 2019-BNK17	3.714%	4/15/2052	360	352
[5]	BANK Series 2019-BNK17	3.976%	4/15/2052	75	72
[5]	BANK Series 2019-BNK18	3.584%	5/15/2062	640	616
[5]	BANK Series 2019-BNK18	3.826%	5/15/2062	200	179
[5]	BANK Series 2019-BNK19	3.183%	8/15/2061	550	521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BANK Series 2019-BNK20	3.011%	9/15/2062	725	685
[5]	BANK Series 2019-BNK21	2.851%	10/17/2052	595	561
[5]	BANK Series 2019-BNK21	3.093%	10/17/2052	300	280
[5]	BANK Series 2019-BNK22	2.978%	11/15/2062	315	298
[5]	BANK Series 2019-BNK23	2.920%	12/15/2052	735	693
[5]	BANK Series 2019-BNK23	3.203%	12/15/2052	275	253
[5]	BANK Series 2019-BNK24	2.960%	11/15/2062	575	542
[5]	BANK Series 2019-BNK24	3.283%	11/15/2062	275	255
[5]	BANK Series 2020-BNK25	2.649%	1/15/2063	375	347
[5]	BANK Series 2020-BNK25	2.841%	1/15/2063	265	243
[5]	BANK Series 2020-BNK26	2.403%	3/15/2063	675	617
[5]	BANK Series 2020-BNK26	2.687%	3/15/2063	215	194
[5]	BANK Series 2020-BNK27	2.144%	4/15/2063	600	536
[5]	BANK Series 2020-BNK27	2.551%	4/15/2063	175	154
[5]	BANK Series 2020-BNK28	1.844%	3/15/2063	180	160
[5]	BANK Series 2020-BNK29	1.997%	11/15/2053	250	220
[5]	BANK Series 2020-BNK30	1.925%	12/15/2053	300	264
[5]	BANK Series 2020-BNK30	2.111%	12/15/2053	35	30
[5]	BANK Series 2021-BNK31	2.036%	2/15/2054	225	199
[5]	BANK Series 2021-BNK31	2.211%	2/15/2054	125	108
[5]	BANK Series 2021-BNK32	2.643%	4/15/2054	350	318
[5]	BANK Series 2021-BNK33	2.556%	5/15/2064	175	158
[5]	BANK Series 2021-BNK34	2.438%	6/15/2063	675	594
[5]	BANK Series 2021-BNK35	2.285%	6/15/2064	400	353
[5]	BANK Series 2021-BNK36	2.470%	9/15/2064	600	533
[5]	BANK Series 2021-BNK36	2.695%	9/15/2064	175	153
[5]	BANK Series 2021-BNK37	2.618%	11/15/2064	600	534
[5]	BANK Series 2022-BNK39	3.181%	2/15/2055	30	27
[5]	BANK Series 2022-BNK43	4.399%	8/15/2055	800	777
[5]	BANK Series 2022-BNK43	4.830%	8/15/2055	175	171
[5]	BANK Series 2023-5YR2	6.656%	7/15/2056	500	519
[5]	BANK Series 2023-5YR2	7.141%	7/15/2056	175	183
[5]	BANK Series 2023-5YR3	6.724%	9/15/2056	250	261
[5]	BANK Series 2023-5YR3	7.315%	9/15/2056	250	264
[5]	BANK Series 2023-5YR3	7.315%	9/15/2056	100	105
[5]	BANK Series 2023-BNK45	5.203%	2/15/2056	250	252
[5]	BANK Series 2023-BNK45	5.651%	2/15/2056	150	154
[5]	BANK Series 2023-BNK46	5.745%	8/15/2056	500	520
[5]	BANK Series 2023-BNK46	6.385%	8/15/2056	115	121
[5]	BANK Series 2024-5YR8	5.884%	8/15/2057	390	404
[5]	BANK Series 2024-5YR9	5.614%	8/15/2057	400	411
[5]	BANK Series 2024-BNK47	5.716%	6/15/2057	700	732
[5]	BANK Series 2024-BNK48	5.053%	10/15/2057	690	692
[5]	BANK Series 2024-BNK48	5.355%	10/15/2057	580	580
[5]	BANK Series 2025-BNK49	5.623%	3/15/2058	950	989
[5]	BANK Series 2025-BNK49	6.025%	3/15/2058	300	308
[5]	BANK Series 2025-BNK51	5.290%	12/25/2067	1,000	1,015
[5]	BANK Series 2025-BNK51	5.544%	12/25/2067	300	304
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	1,080	1,073
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/2050	420	415
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	225	218
[5]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/2052	1,150	1,088
[5]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/2052	100	93
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	625	593
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/2052	375	353
[5]	Barclays Dryrock Issuance Trust Series 2025-1	3.970%	7/15/2031	500	498
[5]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/2050	1,175	1,165
[5]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/2050	325	319
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	500	494
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	450	414
[5]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/2053	143	130
[5]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/2053	150	135
[5]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	525	468
[5]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/2053	110	97
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	650	581
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	225	199
[5]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/2054	100	88
[5]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/2054	375	333
[5]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/2055	950	851
[5]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/2056	750	785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/2056	250	256
[5]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/2056	75	78
[5]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/2056	175	181
[5]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/2056	75	78
[5]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/2056	500	530
[5]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/2056	250	265
[5]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/2056	100	103
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	300	328
[5]	BBCMS Mortgage Trust Series 2023-C22	7.122%	11/15/2056	100	110
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	800	826
[5]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	200	205
[5]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	50	52
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	500	525
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	312	320
[5]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	1,150	1,188
[5]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/2062	800	821
[5]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	300	313
[5]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	513	532
[5]	BBCMS Mortgage Trust Series 2025-C39	5.297%	12/15/2058	1,700	1,724
[5]	BBCMS Mortgage Trust Series 2025-C39	5.492%	12/15/2058	350	349
[5]	BBCMS Mortgage Trust Series 2025-C39	5.808%	12/15/2058	110	112
[5]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	1,300	1,327
[5]	BBCMS Mortgage Trust Series 2026-5C40	5.529%	2/15/2059	490	497
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	627	567
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	450	444
[5]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/2051	200	194
[5]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/2051	2,280	2,247
[5]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/2051	625	602
[5]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/2051	1,000	986
[5]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/2051	250	247
[5]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/2051	500	482
[5]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/2051	1,175	1,163
[5]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/2051	450	447
[5]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/2051	125	122
[5]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/2053	25	25
[5]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/2052	435	428
[5]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/2052	200	195
[5]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/2052	85	83
[5]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/2052	261	255
[5]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/2062	300	292
[5]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/2062	125	120
[5]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/2052	186	180
[5]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/2052	1,450	1,402
[5]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/2052	310	283
[5]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/2057	300	283
[5]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/2062	225	212
[5]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/2072	265	247
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/2053	375	349
[5]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/2053	100	91
[5]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/2053	51	48
[5]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/2053	850	767
[5]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/2053	105	92
[5]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/2053	212	189
[5]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/2053	75	63
[5]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/2053	425	375
[5]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/2053	35	30
[5]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/2053	525	465
[5]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/2053	50	44
[5]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/2054	400	352
[5]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/2043	575	502
[5]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/2043	175	149
[5]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/2054	1,875	1,645
[5]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/2054	275	229
[5]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/2054	500	448
[5]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/2054	100	88
[5]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/2054	550	494
[5]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/2054	250	219
[5]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/2054	575	516
[5]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/2054	350	307
[5]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/2054	75	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/2054	225	199
[5]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/2054	75	66
[5]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/2054	925	824
[5]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	500	446
[5]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/2055	1,425	1,266
[5]	Benchmark Mortgage Trust Series 2022-B32	3.409%	1/15/2055	300	262
[5]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/2055	300	278
[5]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/2055	250	231
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	375	363
[5]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/2055	100	98
[5]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/2056	825	861
[5]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/2056	250	259
[5]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/2055	325	332
[5]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/2055	175	180
[5]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/2056	80	83
[5]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/2056	260	271
[5]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/2057	100	103
[5]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/2057	50	52
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	500	509
[5]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/2057	250	255
[5]	Benchmark Mortgage Trust Series 2025-B41	5.407%	7/15/2068	180	184
[5]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	79	80
[5]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/2058	1,750	1,818
[5]	Benchmark Mortgage Trust Series 2026-V20	5.184%	2/15/2059	670	682
[5]	Benchmark Mortgage Trust Series 2026-V20	5.436%	2/15/2059	250	252
[5]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/2055	275	254
[5]	BMO Mortgage Trust Series 2022-C2	4.810%	7/15/2054	300	301
[5]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/2054	900	915
[5]	BMO Mortgage Trust Series 2022-C3	5.325%	9/15/2054	125	127
[5]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/2056	1,000	1,035
[5]	BMO Mortgage Trust Series 2023-5C1	7.117%	8/15/2056	500	522
[5]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/2056	300	316
[5]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/2056	800	840
[5]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/2056	275	277
[5]	BMO Mortgage Trust Series 2023-C4	5.345%	2/15/2056	50	51
[5]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/2056	200	207
[5]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/2056	75	78
[5]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/2056	500	524
[5]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/2056	160	170
[5]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/2056	400	432
[5]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	300	307
[5]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/2057	50	52
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	600	629
[5]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/2057	600	629
[5]	BMO Mortgage Trust Series 2024-5C4	7.018%	5/15/2057	600	620
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	450	463
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	615	637
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	900	941
[5]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/2057	965	1,008
[5]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	250	257
[5]	BMO Mortgage Trust Series 2025-5C13	5.227%	12/15/2058	400	407
[5]	BMO Mortgage Trust Series 2025-5C13	5.575%	12/15/2058	280	282
[5]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	500	521
[5]	BMO Mortgage Trust Series 2025-C12	5.573%	6/15/2058	700	724
[5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	1,200	1,221
[5]	BMO Mortgage Trust Series 2026-5C14	5.209%	3/15/2059	1,190	1,210
[5]	BMO Mortgage Trust Series 2026-5C14	5.539%	3/15/2059	300	304
[5]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/2027	117	117
[5]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/2027	250	251
[5]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/2028	240	240
[5]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/2028	300	301
[5]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/2028	100	100
[5]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/2028	33	33
[5]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	32	32
[5]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/2029	500	503
[5]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/2032	100	101
[5]	Bridgecrest Lending Auto Securitization Trust Series 2024-3	5.340%	4/17/2028	19	19
[5]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/2052	65	63
[5]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/2052	550	518
[5]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/2053	560	524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/2053	240	216
[5]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/2028	1,300	1,291
[5]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/2030	2,175	2,045
[5]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/2028	1,325	1,325
[5]	Capital One Multi-Asset Execution Trust Series 2025-A1	3.820%	9/15/2030	1,301	1,293
[5]	Capital One Multi-Asset Execution Trust Series 2025-A2	4.020%	9/15/2032	589	583
[5]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	1,950	1,925
[5]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/2027	198	198
[5]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/2027	100	100
[5]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/2028	48	48
[5]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	100	100
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	230	231
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	105	106
[5]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/2027	85	85
[5]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/2027	55	55
[5]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/2027	62	62
[5]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/2029	150	150
[5]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/2028	107	108
[5]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	100	101
[5]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/2028	94	95
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	120	121
[5]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/2028	58	59
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	150	153
[5]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/2028	110	110
[5]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	50	51
[5]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/2029	550	554
[5]	CarMax Auto Owner Trust Series 2024-3	4.850%	1/15/2030	400	405
[5]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	415	417
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	160	161
[5]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	700	705
[5]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	250	253
[5]	CarMax Auto Owner Trust Series 2025-3	4.350%	7/15/2030	325	326
[5]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	325	327
[5]	CarMax Auto Owner Trust Series 2025-4	3.970%	12/16/2030	200	199
[5]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	120	119
[5]	CarMax Auto Owner Trust Series 2026-1	4.040%	3/17/2031	620	618
[5]	CarMax Auto Owner Trust Series 2026-1	4.180%	3/15/2032	480	478
[5]	CarMax Select Receivables Trust Series 2025-B	4.120%	3/15/2030	150	149
[5]	CarMax Select Receivables Trust Series 2026-A	3.990%	5/17/2032	470	467
[5]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	16	16
[5]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/2030	60	60
[5]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/2031	62	63
[5]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/2030	400	401
[5]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/2031	250	253
[5]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	250	249
[5]	Carvana Auto Receivables Trust Series 2025-P4	4.590%	1/12/2032	150	149
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	625	616
[5]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/2049	600	589
[5]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	503	492
[5]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/2050	131	116
[5]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/2050	300	292
[5]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/2050	475	468
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	275	269
[5]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/2051	14	14
[5]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/2051	575	571
[5]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/2057	191	180
[5]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/2057	775	727
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/2058	400	398
[5]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/2050	300	297
[5]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/2050	800	789
[5]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/2050	200	195
[5]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/2030	480	491
[5]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/2031	450	455
[5]	Chase Issuance Trust Series 2025-A1	4.160%	7/15/2030	3,500	3,509
[5]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/2039	391	429
[5]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/2030	1,000	994
[5]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/2030	700	702
[5]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/2032	400	404
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/2048	159	153
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	58	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/2049	544	539
[5]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/2049	127	127
[5]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/2049	250	249
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/2050	83	82
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	1,100	1,084
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/2050	150	146
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/2051	162	160
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	1,200	1,188
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/2051	134	132
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	675	639
[5]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/2056	975	917
[5]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/2052	1,125	1,058
[5]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/2053	450	415
[5]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/2053	190	171
[5]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.579%	5/15/2054	475	470
[5]	CNH Equipment Trust Series 2022-A	2.940%	7/15/2027	1	1
[5]	CNH Equipment Trust Series 2022-A	3.030%	3/15/2029	100	100
[5]	CNH Equipment Trust Series 2022-B	3.890%	11/15/2027	22	22
[5]	CNH Equipment Trust Series 2022-B	3.910%	3/15/2028	50	50
[5]	CNH Equipment Trust Series 2023-A	4.810%	8/15/2028	99	99
[5]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	50	50
[5]	CNH Equipment Trust Series 2023-B	5.600%	2/15/2029	248	251
[5]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	50	51
[5]	CNH Equipment Trust Series 2024-A	4.770%	6/15/2029	133	133
[5]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	50	51
[5]	CNH Equipment Trust Series 2024-B	5.190%	9/17/2029	1,072	1,082
[5]	CNH Equipment Trust Series 2024-B	5.230%	11/17/2031	570	582
[5]	CNH Equipment Trust Series 2024-C	4.120%	3/15/2032	140	139
[5]	CNH Equipment Trust Series 2025-A	4.540%	9/15/2032	250	252
[5]	CNH Equipment Trust Series 2025-B	4.300%	10/15/2030	300	301
[5]	CNH Equipment Trust Series 2025-B	4.430%	1/18/2033	300	301
[5]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/2046	33	32
[5]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/2046	34	13
[5]	COMM Mortgage Trust Series 2014-CR14	3.133%	2/10/2047	59	59
[5]	COMM Mortgage Trust Series 2014-CR15	3.680%	2/10/2047	37	35
[5]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/2050	125	123
[5]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/2051	500	490
[5]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	450	425
[5]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/2057	150	139
[5]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.742%	4/15/2050	122	117
[5]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/2050	575	562
[5]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/2051	1,200	1,190
[5]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/2051	250	248
[5]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/2052	2,475	2,441
[5]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/2052	1,125	1,082
[5]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/2054	1,075	985
[5]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/2054	175	155
[5]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/2051	400	397
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	600	591
[5]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/2050	150	145
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	200	179
[5]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/2028	1,325	1,328
[5]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/2028	54	54
[5]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/2032	500	502
[5]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/2027	42	41
[5]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/2028	42	42
[5]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/2028	54	54
[5]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/2028	69	70
[5]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/2029	79	80
[5]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/2029	21	21
[5]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/2028	30	30
[5]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/2030	220	221
[5]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/2029	44	44
[5]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/2028	272	272
[5]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	800	797
[5]	Exeter Automobile Receivables Trust Series 2026-1A	4.220%	10/15/2030	374	371
[5,7]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/2026	247	246
[5,7]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/2026	90	89
[5,7]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/2026	464	461
[5,7]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/2026	444	441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Fannie Mae-Aces Series 2016-M12	2.436%	9/25/2026	721	716
[5,7]	Fannie Mae-Aces Series 2017-M5	3.020%	4/25/2029	132	129
[5,7]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	493	488
[5,7]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	949	939
[5,7]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	411	396
[5,7]	Fannie Mae-Aces Series 2017-M12	3.073%	6/25/2027	601	594
[5,7]	Fannie Mae-Aces Series 2017-M14	2.785%	11/25/2027	236	231
[5,7]	Fannie Mae-Aces Series 2017-M15	3.163%	11/25/2027	836	826
[5,7]	Fannie Mae-Aces Series 2018-M1	2.985%	12/25/2027	338	333
[5,7]	Fannie Mae-Aces Series 2018-M2	2.928%	1/25/2028	1,089	1,067
[5,7]	Fannie Mae-Aces Series 2018-M3	3.075%	2/25/2030	185	179
[5,7]	Fannie Mae-Aces Series 2018-M4	3.067%	3/25/2028	436	428
[5,7]	Fannie Mae-Aces Series 2018-M7	3.038%	3/25/2028	335	329
[5,7]	Fannie Mae-Aces Series 2018-M10	3.368%	7/25/2028	184	181
[5,7]	Fannie Mae-Aces Series 2018-M12	3.654%	8/25/2030	765	749
[5,7]	Fannie Mae-Aces Series 2018-M13	3.754%	9/25/2030	570	560
[5,7]	Fannie Mae-Aces Series 2018-M14	3.578%	8/25/2028	636	628
[5,7]	Fannie Mae-Aces Series 2019-M1	3.560%	9/25/2028	528	522
[5,7]	Fannie Mae-Aces Series 2019-M2	3.646%	11/25/2028	652	644
[5,7]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/2031	748	727
[5,7]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	683	668
[5,7]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/2029	736	715
[5,7]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/2029	895	868
[5,7]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	2,600	2,507
[5,7]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	899	854
[5,7]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/2031	1,623	1,482
[5,7]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/2031	113	104
[5,7]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	1,172	1,114
[5,7]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	182	172
[5,7]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/2029	815	770
[5,7]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/2030	442	414
[5,7]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/2030	271	247
[5,7]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/2030	350	314
[5,7]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/2030	1,150	1,023
[5,7]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/2030	873	790
[5,7]	Fannie Mae-Aces Series 2020-M52	1.324%	10/25/2030	899	799
[5,7]	Fannie Mae-Aces Series 2021-M1	1.386%	11/25/2030	725	643
[5,7]	Fannie Mae-Aces Series 2021-M1G	1.468%	11/25/2030	225	199
[5,7]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/2031	1,050	920
[5,7]	Fannie Mae-Aces Series 2021-M4	1.465%	2/25/2031	4,275	3,772
[5,7]	Fannie Mae-Aces Series 2021-M11	1.457%	3/25/2031	1,900	1,664
[5,7]	Fannie Mae-Aces Series 2021-M13	1.598%	4/25/2031	215	189
[5,7]	Fannie Mae-Aces Series 2021-M13	1.638%	3/25/2033	200	166
[5,7]	Fannie Mae-Aces Series 2021-M19	1.738%	10/25/2031	1,250	1,097
[5,7]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/2031	1,500	1,305
[5,7]	Fannie Mae-Aces Series 2022-M1G	1.531%	9/25/2031	325	285
[5,7]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/2031	450	391
[5,7]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/2030	750	694
[5,7]	Fannie Mae-Aces Series 2022-M8	1.936%	12/25/2031	725	639
[5,7]	Fannie Mae-Aces Series 2022-M10	1.932%	1/25/2032	1,053	928
[5,7]	Fannie Mae-Aces Series 2023-M1S	4.500%	4/25/2033	640	641
[5,7]	Fannie Mae-Aces Series 2023-M6	4.184%	7/25/2028	587	586
[5,7]	Fannie Mae-Aces Series 2023-M8	4.476%	3/25/2033	300	300
[5,7]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/2032	661	674
[5,7]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	400	393
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/2026	830	826
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/2026	500	497
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/2026	691	687
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/2026	1,000	995
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/2026	1,887	1,877
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/2027	1,758	1,749
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/2027	915	908
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/2027	594	588
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/2027	875	866
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/2027	500	494
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	845	834
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	275	272
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	960	948
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	450	445
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/2028	500	494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	993	984
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/2028	675	669
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/2028	2,575	2,562
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/2028	500	497
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/2028	1,000	995
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/2028	112	111
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/2028	800	796
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/2028	1,200	1,193
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	550	547
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/2028	3,425	3,416
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/2028	2,400	2,379
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/2028	1,025	1,022
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/2028	774	767
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/2029	1,175	1,161
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/2029	475	468
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	900	883
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/2029	300	295
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/2029	975	952
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	1,621	1,570
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	1,150	1,108
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/2029	1,150	1,105
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/2029	1,000	952
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K097	2.508%	7/25/2029	625	594
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/2029	1,850	1,753
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/2029	850	809
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/2029	1,500	1,421
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/2029	1,400	1,328
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/2029	1,100	1,046
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/2030	1,835	1,717
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/2030	990	912
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/2030	600	545
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/2030	1,000	905
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/2030	225	203
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/2030	550	493
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/2030	500	447
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/2030	700	624
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/2030	1,250	1,114
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/2030	1,200	1,068
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/2030	1,600	1,427
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/2030	1,100	978
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/2030	100	92
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/2030	700	623
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/2030	37	34
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/2030	700	621
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/2030	2,150	1,917
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/2030	1,225	1,092
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/2031	875	786
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/2031	1,075	976
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/2031	600	545
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/2031	1,115	1,009
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/2030	207	191
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/2031	1,800	1,614
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/2031	700	620
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/2031	5,750	5,110
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/2031	500	446
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/2031	900	804
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/2031	94	88
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/2031	850	764
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/2031	550	492
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/2055	725	657
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/2032	550	492
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/2032	2,050	1,837
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/2055	95	90
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/2032	500	475
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/2031	400	380
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/2029	1,600	1,561
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/2031	900	845
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/2032	250	244
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/2032	400	378
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/2032	400	393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/2033	850	812
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	400	399
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/2033	275	272
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/2033	850	836
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/2033	375	362
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/2030	300	295
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/2030	300	296
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/2033	600	600
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/2033	950	950
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/2033	500	512
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/2034	1,300	1,339
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/2034	515	513
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/2034	825	836
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	925	896
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/2034	600	603
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K171	4.400%	6/25/2035	350	345
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K175	4.420%	10/25/2035	790	777
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K176	4.385%	12/25/2035	510	500
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K178	4.400%	2/25/2036	1,320	1,296
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/2028	640	647
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/2028	480	485
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/2028	450	456
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/2028	800	809
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	550	558
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/2028	400	408
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	250	254
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/2028	276	282
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/2028	500	507
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/2029	750	772
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	650	670
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/2029	600	618
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/2029	530	547
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/2029	540	554
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/2029	300	305
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/2029	500	505
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/2029	300	300
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/2030	326	328
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/2030	3,000	3,025
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K541	4.348%	2/25/2030	3,000	3,011
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K542	4.404%	4/25/2030	1,650	1,658
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K543	4.329%	6/25/2030	250	251
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	300	302
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K548	4.320%	9/25/2030	325	326
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K551	4.165%	11/25/2030	585	582
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/2026	1,700	1,687
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/2027	1,806	1,749
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/2027	1,647	1,584
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/2028	850	815
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/2028	550	524
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	402	382
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	1,100	1,040
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/2028	725	690
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/2028	650	617
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/2029	125	118
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/2030	650	654
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/2030	640	641
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/2030	800	804
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/2030	350	359
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/2031	500	514
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/2031	1,100	1,106
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/2031	1,725	1,752
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	1,000	1,021
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/2032	250	252
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K761	4.400%	6/25/2032	3,200	3,200
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K762	4.360%	9/25/2032	6,000	5,980
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K763	4.170%	10/25/2032	6,300	6,209
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/2031	300	293
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/2034	2,135	2,027
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/2031	375	361
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/2034	950	888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/2034	2,295	2,016
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/2034	950	836
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/2035	625	508
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/2035	875	690
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/2035	1,250	991
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/2035	375	298
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/2035	1,065	848
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/2035	237	206
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/2036	875	722
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/2036	700	559
[5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/2036	675	545
[5,7]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/2035	3,000	3,087
[5]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/2028	209	211
[5]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	100	101
[5]	First National Master Note Trust Series 2023-2	5.770%	9/15/2029	250	252
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	400	403
[5]	Ford Credit Auto Lease Trust Series 2025-B	4.230%	12/15/2028	800	802
[5]	Ford Credit Auto Lease Trust Series 2025-B	4.300%	8/15/2029	300	301
[5]	Ford Credit Auto Lease Trust Series 2026-A	4.000%	7/15/2029	773	771
[5]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/2027	198	198
[5]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/2028	46	46
[5]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	75	75
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/2028	105	106
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	50	50
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	150	153
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	640	648
[5]	Ford Credit Auto Owner Trust Series 2025-B	3.910%	4/15/2030	480	478
[5]	Ford Credit Auto Owner Trust Series 2025-B	3.950%	7/15/2031	170	168
[5]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/2030	700	695
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	400	403
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.060%	9/15/2030	1,030	1,027
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/2028	75	75
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	75	75
[5]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/2027	160	160
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	250	252
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.170%	8/21/2028	333	333
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.200%	8/20/2029	75	75
[5]	GM Financial Automobile Leasing Trust Series 2026-1	3.880%	1/22/2029	800	796
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/2028	31	31
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/2027	70	70
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/2027	16	16
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	81	82
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/2029	200	204
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/2029	700	709
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	200	201
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/2029	300	302
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	300	303
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.180%	8/16/2030	200	201
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.840%	5/16/2031	404	401
[5]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.970%	6/16/2032	325	322
[5]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	4.140%	6/16/2032	167	165
[5]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/2047	29	29
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.297%	9/10/2047	50	48
[5]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/2047	107	102
[5]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/2049	200	198
[5]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/2050	625	619
[5]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/2050	250	238
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	700	692
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/2050	100	96
[5]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/2050	30	23
[5]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/2050	983	969
[5]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/2050	262	254
[5]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/2050	200	197
[5]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/2052	400	385
[5]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/2052	202	193
[5]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/2052	550	523
[5]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	1,125	1,062
[5]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/2052	275	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/2052	500	474
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	525	495
[5]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/2053	150	139
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	250	229
[5]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	475	417
[5]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/2053	75	65
[5]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/2030	35	35
[5]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/2027	48	49
[5]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/2030	275	277
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/2028	194	195
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	150	152
[5]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/2029	701	708
[5]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/2031	1,500	1,525
[5]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/2029	114	115
[5]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/2032	250	250
[5]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/2027	17	17
[5]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/2029	75	75
[5]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/2027	63	63
[5]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/2029	50	50
[5]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/2028	190	191
[5]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/2030	850	862
[5]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	50	51
[5]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	1,000	1,014
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	140	140
[5]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/2029	1,000	1,007
[5]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/2031	500	504
[5]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	497	496
[5]	Honda Auto Receivables Owner Trust Series 2025-3	4.100%	11/21/2031	75	75
[5]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/2028	100	100
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/2028	74	75
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	57	58
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/2028	92	93
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	100	102
[5]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/2029	500	503
[5]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	262	265
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	135	136
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/2031	400	401
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	400	401
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/2030	150	151
[5]	Hyundai Auto Receivables Trust Series 2026-A	3.790%	2/18/2031	1,170	1,160
[5]	Hyundai Auto Receivables Trust Series 2026-A	3.900%	12/15/2032	815	806
[5]	John Deere Owner Trust Series 2022-C	5.200%	9/17/2029	175	175
[5]	John Deere Owner Trust Series 2023-A	5.010%	11/15/2027	59	59
[5]	John Deere Owner Trust Series 2023-A	5.010%	12/17/2029	75	75
[5]	John Deere Owner Trust Series 2023-B	5.180%	3/15/2028	97	97
[5]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	75	76
[5]	John Deere Owner Trust Series 2023-C	5.480%	5/15/2028	285	287
[5]	John Deere Owner Trust Series 2023-C	5.390%	8/15/2030	80	81
[5]	John Deere Owner Trust Series 2024-B	5.200%	3/15/2029	379	382
[5]	John Deere Owner Trust Series 2024-C	4.150%	8/15/2031	250	250
[5]	John Deere Owner Trust Series 2025-A	4.420%	2/17/2032	250	251
[5]	John Deere Owner Trust Series 2025-B	4.170%	12/17/2029	300	301
[5]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	60	60
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	975	968
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/2049	400	397
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/2049	325	320
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.474%	2/15/2047	49	49
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/2047	73	72
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/2047	9	9
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/2047	300	291
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/2047	41	41
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/2048	97	94
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/2048	2	2
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/2048	162	159
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/2050	400	388
[5]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/2052	1,400	1,342
[5]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/2052	850	802
[5]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/2052	75	70
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/2049	150	141
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/2049	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/2050	425	391
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	275	270
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/2050	175	170
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	1,000	992
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/2051	125	123
[5]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/2052	1,250	1,138
[5]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/2053	250	214
[5]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/2030	140	140
[5]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	150	151
[5]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/2031	100	101
[5]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.880%	4/16/2029	1,200	1,193
[5]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.930%	7/15/2031	960	955
[5]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.930%	1/15/2030	300	298
[5]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.970%	4/15/2031	287	285
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/2027	49	49
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/2029	50	50
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/2028	157	159
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/2031	250	257
[5]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/2031	50	51
[5]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/2029	700	705
[5]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/2031	250	254
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/2048	200	185
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/2049	950	942
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/2049	325	319
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	600	624
[5]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/2050	225	221
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/2049	400	394
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/2049	317	305
[5]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/2049	800	794
[5]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/2049	825	818
[5]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/2052	1,050	1,012
[5]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/2052	125	119
[5]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/2052	200	192
[5]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/2052	225	220
[5]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/2052	625	616
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	775	735
[5]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/2053	300	270
[5]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/2053	750	694
[5]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/2053	115	105
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	375	334
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/2054	50	45
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/2054	25	21
[5]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/2054	725	641
[5]	Morgan Stanley Capital I Trust Series 2022-L8	3.791%	4/15/2055	750	697
[5]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/2056	325	339
[5]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/2056	200	209
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	150	159
[5]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/2027	95	95
[5]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/2028	50	50
[5]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	250	252
[5]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	200	202
[5]	Nissan Auto Lease Trust Series 2025-B	4.320%	11/15/2028	500	502
[5]	Nissan Auto Lease Trust Series 2025-B	4.350%	7/16/2029	400	400
[5]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/2029	52	51
[5]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/2027	30	30
[5]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/2028	204	205
[5]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/2030	500	509
[5]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/2029	350	352
[5]	Nissan Auto Receivables Owner Trust Series 2025-B	3.990%	4/15/2030	600	598
[5]	Nissan Auto Receivables Owner Trust Series 2025-B	4.020%	5/15/2031	490	487
[5]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/2028	13	13
[5]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/2035	225	219
[5]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/2029	119	119
[5]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/2028	4	4
[5]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/2028	20	20
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	75	75
[5]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/2028	6	6
[5]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/2030	75	76
[5]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/2028	38	38
[5]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/2030	80	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/2028	113	113
[5]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/2031	300	306
[5]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/2028	25	25
[5]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/2029	200	202
[5]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/2031	350	360
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	23	24
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	50	50
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	41	42
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/2028	129	129
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/2029	800	807
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/2029	123	123
[5]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/2029	149	149
[5]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/2029	244	244
[5]	Santander Drive Auto Receivables Trust Series 2025-3	4.380%	1/15/2030	700	701
[5]	Santander Drive Auto Receivables Trust Series 2025-4	4.170%	4/15/2030	1,050	1,050
[5]	Santander Drive Auto Receivables Trust Series 2026-1	3.930%	7/15/2030	945	939
[5]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/2029	400	402
[5]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/2029	800	807
[5]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	1,275	1,288
[5]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	300	302
[5]	Synchrony Card Funding LLC Series 2026-A1	4.180%	3/15/2032	570	569
[5]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	500	505
[5]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	900	897
[5]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/2027	36	36
[5]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/2027	11	11
[5]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/2027	49	49
[5]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	100	100
[5]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/2028	100	100
[5]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	100	101
[5]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/2028	131	131
[5]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	75	76
[5]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/2029	200	204
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	100	101
[5]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/2029	400	404
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	205	206
[5]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	800	809
[5]	Toyota Auto Receivables Owner Trust Series 2025-C	4.110%	3/15/2030	400	400
[5]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	570	570
[5]	Toyota Auto Receivables Owner Trust Series 2025-D	3.840%	6/17/2030	530	526
[5]	Toyota Auto Receivables Owner Trust Series 2025-D	3.940%	2/17/2031	300	297
[5]	Toyota Auto Receivables Owner Trust Series 2026-A	3.860%	9/16/2030	533	529
[5]	Toyota Auto Receivables Owner Trust Series 2026-A	3.970%	7/15/2031	500	496
[5]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/2050	350	343
[5]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/2050	150	147
[5]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/2050	300	293
[5]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/2050	600	589
[5]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/2050	262	254
[5]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/2050	400	392
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	600	592
[5]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/2050	325	317
[5]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/2051	480	473
[5]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/2051	200	197
[5]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/2051	325	317
[5]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/2051	1,200	1,182
[5]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/2051	800	793
[5]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/2051	150	149
[5]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/2051	475	471
[5]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/2051	600	594
[5]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/2051	100	97
[5]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/2051	975	970
[5]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/2051	575	567
[5]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/2052	400	387
[5]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/2052	125	118
[5]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/2052	450	425
[5]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/2052	275	259
[5]	Verizon Master Trust Series 2023-4	5.160%	6/20/2029	740	742
[5]	Verizon Master Trust Series 2023-7	5.670%	11/20/2029	200	202
[5]	Verizon Master Trust Series 2024-4	5.210%	6/20/2029	525	526
[5]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	2,000	2,000
[5]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	250	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Verizon Master Trust Series 2025-1	4.710%	1/21/2031	900	909
[5]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	500	502
[5]	Verizon Master Trust Series 2025-7	3.960%	8/20/2031	500	498
[5]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/2028	300	302
[5]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/2030	150	151
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/2028	91	91
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/2030	50	50
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/2028	152	154
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/2030	150	153
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	275	277
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	115	116
[5]	Volkswagen Auto Loan Enhanced Trust Series 2025-2	4.050%	9/20/2032	250	248
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/2049	100	98
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/2050	242	237
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/2050	400	389
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	600	591
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/2050	150	146
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	1,000	985
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/2051	1,200	1,189
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/2051	200	197
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/2051	775	769
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	1,000	992
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	475	471
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	1,075	1,073
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	500	497
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/2052	975	962
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/2052	700	679
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/2052	780	744
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/2052	200	189
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/2052	350	325
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/2052	750	712
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/2052	450	427
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/2053	975	910
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/2053	135	124
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/2053	175	156
[5]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/2054	400	360
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/2057	600	620
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	300	306
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.203%	12/15/2058	1,600	1,626
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.503%	12/15/2058	160	162
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	800	811
[5]	Wells Fargo Commercial Mortgage Trust Series 2026-5C8	5.034%	3/15/2059	1,710	1,727
[5]	Wells Fargo Commercial Mortgage Trust Series 2026-5C8	5.250%	3/15/2059	270	271
[5]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/2029	725	731
[5]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/2029	550	552
[5]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/2046	18	17
[5]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/2057	100	93
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/2057	8	8
[5]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/2028	105	104
[5]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/2027	12	12
[5]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/2028	100	100
[5]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/2028	86	86
[5]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	100	100
[5]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/2028	80	80
[5]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	275	276
[5]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/2028	79	79
[5]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	25	25
[5]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/2029	311	314
[5]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/2029	241	242
[5]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	100	101
[5]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/2029	796	802
[5]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/2029	250	251
[5]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/2030	175	176
[5]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/2030	400	403
[5]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	400	405
[5]	World Omni Auto Receivables Trust Series 2025-C	4.080%	11/15/2030	333	332
[5]	World Omni Auto Receivables Trust Series 2025-C	4.190%	11/17/2031	75	75
[5]	World Omni Auto Receivables Trust Series 2026-A	3.860%	5/15/2031	320	317
[5]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/2028	250	251
[5]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	250	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/2029	175	176
[5]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	140	139
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $499,061)					480,655
Corporate Bonds (10.0%)
Communications (0.8%)
	Airbnb Inc.	4.400%	3/16/2029	590	589
	Airbnb Inc.	4.650%	3/16/2031	243	243
	Airbnb Inc.	5.250%	3/16/2036	926	925
	Alphabet Inc.	0.800%	8/15/2027	542	520
	Alphabet Inc.	3.875%	11/15/2028	608	606
	Alphabet Inc.	3.700%	2/15/2029	1,245	1,234
	Alphabet Inc.	4.000%	5/15/2030	575	571
	Alphabet Inc.	1.100%	8/15/2030	2,773	2,439
	Alphabet Inc.	4.100%	11/15/2030	2,083	2,068
	Alphabet Inc.	4.100%	2/15/2031	1,866	1,853
	Alphabet Inc.	4.375%	11/15/2032	995	989
	Alphabet Inc.	4.400%	2/15/2033	1,284	1,268
	Alphabet Inc.	4.500%	5/15/2035	725	713
	Alphabet Inc.	4.700%	11/15/2035	1,155	1,142
	Alphabet Inc.	4.800%	2/15/2036	4,686	4,664
	Alphabet Inc.	1.900%	8/15/2040	1,000	667
	Alphabet Inc.	5.350%	11/15/2045	1,625	1,586
	Alphabet Inc.	5.500%	2/15/2046	1,243	1,233
	Alphabet Inc.	2.050%	8/15/2050	2,500	1,340
	Alphabet Inc.	5.250%	5/15/2055	1,000	944
	Alphabet Inc.	5.450%	11/15/2055	3,225	3,119
	Alphabet Inc.	5.650%	2/15/2056	3,057	3,045
	Alphabet Inc.	2.250%	8/15/2060	1,100	555
	Alphabet Inc.	5.300%	5/15/2065	475	438
	Alphabet Inc.	5.750%	2/15/2066	700	693
	Alphabet Inc.	5.700%	11/15/2075	1,344	1,302
	America Movil SAB de CV	3.625%	4/22/2029	700	681
	America Movil SAB de CV	2.875%	5/7/2030	700	651
	America Movil SAB de CV	4.700%	7/21/2032	1,000	988
	America Movil SAB de CV	5.000%	1/20/2033	469	469
	America Movil SAB de CV	6.375%	3/1/2035	800	867
	America Movil SAB de CV	6.125%	11/15/2037	300	315
	America Movil SAB de CV	6.125%	3/30/2040	1,500	1,564
	America Movil SAB de CV	4.375%	7/16/2042	950	817
	America Movil SAB de CV	4.375%	4/22/2049	1,000	820
	AppLovin Corp.	5.125%	12/1/2029	750	754
	AppLovin Corp.	5.375%	12/1/2031	871	879
	AppLovin Corp.	5.950%	12/1/2054	700	636
	AT&T Inc.	1.650%	2/1/2028	2,750	2,620
[5]	AT&T Inc.	4.100%	2/15/2028	952	947
	AT&T Inc.	4.350%	3/1/2029	1,000	1,001
[5]	AT&T Inc.	4.300%	2/15/2030	1,849	1,837
	AT&T Inc.	4.700%	8/15/2030	200	202
	AT&T Inc.	4.400%	4/30/2031	900	891
	AT&T Inc.	2.250%	2/1/2032	1,254	1,096
	AT&T Inc.	4.550%	11/1/2032	1,625	1,596
	AT&T Inc.	4.750%	4/30/2033	530	525
	AT&T Inc.	2.550%	12/1/2033	3,868	3,272
	AT&T Inc.	4.500%	5/15/2035	2,000	1,895
	AT&T Inc.	5.375%	8/15/2035	425	430
	AT&T Inc.	4.900%	11/1/2035	2,025	1,974
	AT&T Inc.	5.125%	4/30/2036	717	707
	AT&T Inc.	5.250%	3/1/2037	1,100	1,092
	AT&T Inc.	4.900%	8/15/2037	1,405	1,348
	AT&T Inc.	4.850%	3/1/2039	1,000	931
	AT&T Inc.	3.500%	6/1/2041	2,900	2,248
	AT&T Inc.	4.300%	12/15/2042	1,523	1,261
	AT&T Inc.	4.350%	6/15/2045	1,137	916
	AT&T Inc.	5.550%	11/1/2045	1,250	1,183
	AT&T Inc.	5.850%	4/30/2046	825	803
	AT&T Inc.	4.750%	5/15/2046	1,909	1,615
[5]	AT&T Inc.	5.150%	11/15/2046	742	662
	AT&T Inc.	5.650%	2/15/2047	200	192

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	4.500%	3/9/2048	1,900	1,531
AT&T Inc.	4.550%	3/9/2049	1,424	1,144
AT&T Inc.	3.650%	6/1/2051	2,885	1,978
AT&T Inc.	3.300%	2/1/2052	1,100	696
AT&T Inc.	3.500%	9/15/2053	7,250	4,749
AT&T Inc.	5.700%	11/1/2054	1,225	1,148
AT&T Inc.	3.550%	9/15/2055	7,151	4,650
AT&T Inc.	6.000%	4/30/2056	1,300	1,272
AT&T Inc.	6.050%	8/15/2056	1,125	1,108
AT&T Inc.	3.800%	12/1/2057	4,753	3,202
AT&T Inc.	3.650%	9/15/2059	6,824	4,410
AT&T Inc.	3.850%	6/1/2060	1,155	775
Baidu Inc.	3.625%	7/6/2027	325	322
Baidu Inc.	4.375%	3/29/2028	400	401
Baidu Inc.	4.875%	11/14/2028	750	760
Baidu Inc.	3.425%	4/7/2030	320	309
Baidu Inc.	2.375%	8/23/2031	925	834
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	3,637	3,644
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	400	323
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	935	876
Booking Holdings Inc.	3.550%	3/15/2028	650	642
British Telecommunications plc	5.125%	12/4/2028	250	254
British Telecommunications plc	9.625%	12/15/2030	2,300	2,747
Charter Communications Operating LLC	3.750%	2/15/2028	1,380	1,356
Charter Communications Operating LLC	4.200%	3/15/2028	1,000	991
Charter Communications Operating LLC	2.250%	1/15/2029	2,000	1,869
Charter Communications Operating LLC	5.050%	3/30/2029	1,000	1,005
Charter Communications Operating LLC	6.100%	6/1/2029	1,000	1,036
Charter Communications Operating LLC	2.800%	4/1/2031	1,215	1,090
Charter Communications Operating LLC	2.300%	2/1/2032	800	686
Charter Communications Operating LLC	4.400%	4/1/2033	2,856	2,667
Charter Communications Operating LLC	6.650%	2/1/2034	750	782
Charter Communications Operating LLC	6.550%	6/1/2034	1,500	1,556
Charter Communications Operating LLC	6.384%	10/23/2035	3,164	3,221
Charter Communications Operating LLC	3.500%	6/1/2041	2,133	1,495
Charter Communications Operating LLC	3.500%	3/1/2042	2,000	1,368
Charter Communications Operating LLC	6.484%	10/23/2045	3,545	3,265
Charter Communications Operating LLC	5.375%	5/1/2047	3,850	3,097
Charter Communications Operating LLC	5.750%	4/1/2048	400	334
Charter Communications Operating LLC	5.125%	7/1/2049	750	576
Charter Communications Operating LLC	4.800%	3/1/2050	3,227	2,393
Charter Communications Operating LLC	3.700%	4/1/2051	1,000	620
Charter Communications Operating LLC	3.900%	6/1/2052	2,400	1,527
Charter Communications Operating LLC	5.250%	4/1/2053	1,281	1,004
Charter Communications Operating LLC	6.700%	12/1/2055	2,330	2,227
Charter Communications Operating LLC	3.850%	4/1/2061	2,350	1,373
Charter Communications Operating LLC	4.400%	12/1/2061	1,300	837
Charter Communications Operating LLC	5.500%	4/1/2063	900	695
Comcast Corp.	3.150%	2/15/2028	1,381	1,355
Comcast Corp.	4.150%	10/15/2028	5,341	5,320
Comcast Corp.	4.550%	1/15/2029	816	822
Comcast Corp.	5.100%	6/1/2029	3,000	3,071
Comcast Corp.	2.650%	2/1/2030	1,050	983
Comcast Corp.	3.400%	4/1/2030	1,375	1,320
Comcast Corp.	4.250%	10/15/2030	1,200	1,187
Comcast Corp.	1.950%	1/15/2031	389	345
Comcast Corp.	1.500%	2/15/2031	161	140
Comcast Corp.	4.950%	5/15/2032	375	379
Comcast Corp.	7.050%	3/15/2033	1,025	1,152
Comcast Corp.	5.300%	6/1/2034	200	203
Comcast Corp.	4.200%	8/15/2034	1,259	1,185
Comcast Corp.	5.300%	5/15/2035	800	814
Comcast Corp.	4.400%	8/15/2035	2,314	2,183
Comcast Corp.	3.200%	7/15/2036	700	587
Comcast Corp.	6.450%	3/15/2037	1,350	1,464
Comcast Corp.	3.900%	3/1/2038	1,225	1,053
Comcast Corp.	4.600%	10/15/2038	2,300	2,102
Comcast Corp.	3.250%	11/1/2039	200	154
Comcast Corp.	3.750%	4/1/2040	1,350	1,093
Comcast Corp.	4.650%	7/15/2042	565	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.600%	8/15/2045	291	243
	Comcast Corp.	3.400%	7/15/2046	4,700	3,205
	Comcast Corp.	4.000%	8/15/2047	1,700	1,261
	Comcast Corp.	3.969%	11/1/2047	1,871	1,378
	Comcast Corp.	4.000%	3/1/2048	1,186	873
	Comcast Corp.	3.999%	11/1/2049	803	582
	Comcast Corp.	3.450%	2/1/2050	1,400	917
	Comcast Corp.	2.800%	1/15/2051	1,575	901
	Comcast Corp.	2.887%	11/1/2051	3,620	2,092
	Comcast Corp.	2.450%	8/15/2052	2,200	1,144
	Comcast Corp.	5.350%	5/15/2053	750	662
	Comcast Corp.	6.050%	5/15/2055	500	495
	Comcast Corp.	2.937%	11/1/2056	5,288	2,936
	Comcast Corp.	4.950%	10/15/2058	1,150	939
	Comcast Corp.	2.650%	8/15/2062	1,000	493
	Comcast Corp.	2.987%	11/1/2063	2,384	1,264
	Comcast Corp.	5.500%	5/15/2064	300	265
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	3,450	3,963
	Electronic Arts Inc.	1.850%	2/15/2031	152	140
	Electronic Arts Inc.	2.950%	2/15/2051	600	484
	Expedia Group Inc.	4.625%	8/1/2027	900	901
	Expedia Group Inc.	3.800%	2/15/2028	1,500	1,480
	Expedia Group Inc.	3.250%	2/15/2030	1,620	1,532
	Expedia Group Inc.	2.950%	3/15/2031	270	247
	Expedia Group Inc.	5.400%	2/15/2035	1,168	1,159
	FactSet Research Systems Inc.	3.450%	3/1/2032	500	452
	Fox Corp.	4.709%	1/25/2029	4,200	4,213
	Fox Corp.	3.500%	4/8/2030	560	537
	Fox Corp.	6.500%	10/13/2033	400	429
	Fox Corp.	5.476%	1/25/2039	350	339
	Fox Corp.	5.576%	1/25/2049	1,500	1,379
	Koninklijke KPN NV	8.375%	10/1/2030	500	575
	Meta Platforms Inc.	3.500%	8/15/2027	1,000	993
	Meta Platforms Inc.	4.600%	5/15/2028	1,225	1,238
	Meta Platforms Inc.	4.300%	8/15/2029	823	826
	Meta Platforms Inc.	4.800%	5/15/2030	200	203
	Meta Platforms Inc.	4.200%	11/15/2030	980	970
	Meta Platforms Inc.	4.550%	8/15/2031	809	813
	Meta Platforms Inc.	3.850%	8/15/2032	3,975	3,792
	Meta Platforms Inc.	4.600%	11/15/2032	630	623
	Meta Platforms Inc.	4.750%	8/15/2034	1,528	1,510
	Meta Platforms Inc.	4.875%	11/15/2035	644	632
	Meta Platforms Inc.	5.500%	11/15/2045	3,670	3,475
	Meta Platforms Inc.	4.450%	8/15/2052	2,200	1,729
	Meta Platforms Inc.	5.600%	5/15/2053	2,200	2,053
	Meta Platforms Inc.	5.400%	8/15/2054	2,001	1,812
[5]	Meta Platforms Inc.	5.625%	11/15/2055	5,315	4,979
	Meta Platforms Inc.	4.650%	8/15/2062	1,200	929
	Meta Platforms Inc.	5.750%	5/15/2063	1,427	1,324
	Meta Platforms Inc.	5.550%	8/15/2064	2,625	2,358
	Meta Platforms Inc.	5.750%	11/15/2065	3,294	3,055
	NBCUniversal Media LLC	4.450%	1/15/2043	1,450	1,204
	Netflix Inc.	4.875%	4/15/2028	2,346	2,376
	Netflix Inc.	5.875%	11/15/2028	5,319	5,535
	Netflix Inc.	6.375%	5/15/2029	322	341
[10]	Netflix Inc.	4.875%	6/15/2030	583	591
	Omnicom Group Inc.	4.750%	3/30/2030	400	402
	Omnicom Group Inc.	2.450%	4/30/2030	620	569
	Omnicom Group Inc.	4.200%	6/1/2030	400	393
	Omnicom Group Inc.	2.600%	8/1/2031	750	672
	Omnicom Group Inc.	5.300%	11/1/2034	500	495
	Omnicom Group Inc.	3.375%	3/1/2041	500	369
	Omnicom Group Inc.	5.400%	10/1/2048	850	740
	Orange SA	9.000%	3/1/2031	1,860	2,198
	Orange SA	5.375%	1/13/2042	700	676
	Orange SA	5.500%	2/6/2044	600	583
	Paramount Global	3.375%	2/15/2028	726	704
	Paramount Global	7.875%	7/30/2030	263	274
	Paramount Global	4.200%	5/19/2032	849	728
	Paramount Global	5.500%	5/15/2033	1,098	958

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	6.875%	4/30/2036	528	463
	Paramount Global	5.900%	10/15/2040	300	222
	Paramount Global	4.850%	7/1/2042	772	491
	Paramount Global	4.600%	1/15/2045	271	162
	Rogers Communications Inc.	5.000%	2/15/2029	1,522	1,537
	Rogers Communications Inc.	3.800%	3/15/2032	1,900	1,774
	Rogers Communications Inc.	5.300%	2/15/2034	2,602	2,590
	Rogers Communications Inc.	4.500%	3/15/2042	1,900	1,603
	Rogers Communications Inc.	4.550%	3/15/2052	2,700	2,135
	Sprint Capital Corp.	6.875%	11/15/2028	909	961
	Sprint Capital Corp.	8.750%	3/15/2032	2,328	2,770
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	500	495
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	580	585
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	500	477
	Telefonica Emisiones SA	4.665%	3/6/2038	1,600	1,443
	Telefonica Emisiones SA	5.213%	3/8/2047	1,679	1,462
	Telefonica Emisiones SA	4.895%	3/6/2048	1,252	1,034
	Telefonica Emisiones SA	5.520%	3/1/2049	1,000	903
	Telefonica Europe BV	8.250%	9/15/2030	1,580	1,789
	TELUS Corp.	3.400%	5/13/2032	350	319
	TELUS Corp.	4.300%	6/15/2049	250	197
	Tencent Music Entertainment Group	2.000%	9/3/2030	400	361
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	550	623
	Time Warner Cable LLC	6.550%	5/1/2037	1,000	1,008
	Time Warner Cable LLC	6.750%	6/15/2039	1,250	1,240
	Time Warner Cable LLC	5.875%	11/15/2040	1,010	912
	Time Warner Cable LLC	5.500%	9/1/2041	300	258
	Time Warner Cable LLC	4.500%	9/15/2042	1,230	923
	T-Mobile USA Inc.	3.750%	4/15/2027	4,500	4,473
	T-Mobile USA Inc.	2.050%	2/15/2028	2,000	1,918
	T-Mobile USA Inc.	4.950%	3/15/2028	314	317
	T-Mobile USA Inc.	4.800%	7/15/2028	1,000	1,009
	T-Mobile USA Inc.	4.850%	1/15/2029	1,000	1,011
	T-Mobile USA Inc.	2.625%	2/15/2029	670	637
	T-Mobile USA Inc.	2.400%	3/15/2029	275	260
	T-Mobile USA Inc.	3.375%	4/15/2029	1,135	1,100
	T-Mobile USA Inc.	4.200%	10/1/2029	189	188
	T-Mobile USA Inc.	3.875%	4/15/2030	10,075	9,808
	T-Mobile USA Inc.	2.550%	2/15/2031	1,952	1,774
	T-Mobile USA Inc.	2.875%	2/15/2031	893	822
	T-Mobile USA Inc.	3.500%	4/15/2031	1,865	1,765
	T-Mobile USA Inc.	2.250%	11/15/2031	900	790
	T-Mobile USA Inc.	2.700%	3/15/2032	925	822
	T-Mobile USA Inc.	5.125%	5/15/2032	264	268
	T-Mobile USA Inc.	5.200%	1/15/2033	2,933	2,983
	T-Mobile USA Inc.	5.050%	7/15/2033	3,581	3,603
	T-Mobile USA Inc.	5.750%	1/15/2034	750	782
	T-Mobile USA Inc.	5.150%	4/15/2034	1,500	1,510
	T-Mobile USA Inc.	4.950%	11/15/2035	625	613
	T-Mobile USA Inc.	5.000%	2/15/2036	955	939
	T-Mobile USA Inc.	4.375%	4/15/2040	2,500	2,197
	T-Mobile USA Inc.	3.000%	2/15/2041	2,900	2,120
	T-Mobile USA Inc.	4.500%	4/15/2050	2,700	2,180
	T-Mobile USA Inc.	3.300%	2/15/2051	3,100	2,028
	T-Mobile USA Inc.	3.400%	10/15/2052	2,100	1,374
	T-Mobile USA Inc.	5.750%	1/15/2054	1,019	976
	T-Mobile USA Inc.	5.250%	6/15/2055	400	355
	T-Mobile USA Inc.	5.875%	11/15/2055	459	446
	T-Mobile USA Inc.	5.700%	1/15/2056	367	349
	T-Mobile USA Inc.	5.850%	2/15/2056	700	679
	T-Mobile USA Inc.	3.600%	11/15/2060	1,800	1,168
	T-Mobile USA Inc.	5.800%	9/15/2062	335	321
[5]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	400	318
[5]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	400	273
	Uber Technologies Inc.	4.300%	1/15/2030	1,250	1,239
	Uber Technologies Inc.	4.150%	1/15/2031	1,693	1,655
	Uber Technologies Inc.	4.800%	9/15/2034	1,819	1,779
	Uber Technologies Inc.	4.800%	9/15/2035	1,019	990
	Uber Technologies Inc.	5.350%	9/15/2054	1,600	1,471
	VeriSign Inc.	2.700%	6/15/2031	700	626

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
VeriSign Inc.	5.250%	6/1/2032	363	366
Verizon Communications Inc.	2.100%	3/22/2028	700	672
Verizon Communications Inc.	4.016%	12/3/2029	2,614	2,578
Verizon Communications Inc.	3.150%	3/22/2030	1,290	1,228
Verizon Communications Inc.	1.500%	9/18/2030	500	439
Verizon Communications Inc.	1.680%	10/30/2030	4,176	3,685
Verizon Communications Inc.	1.750%	1/20/2031	400	351
Verizon Communications Inc.	2.550%	3/21/2031	3,600	3,268
Verizon Communications Inc.	2.355%	3/15/2032	3,115	2,719
Verizon Communications Inc.	4.750%	1/15/2033	871	860
Verizon Communications Inc.	5.050%	5/9/2033	816	826
Verizon Communications Inc.	4.500%	8/10/2033	1,775	1,722
Verizon Communications Inc.	4.400%	11/1/2034	1,964	1,869
Verizon Communications Inc.	4.780%	2/15/2035	1,800	1,745
Verizon Communications Inc.	5.250%	4/2/2035	1,182	1,183
Verizon Communications Inc.	4.272%	1/15/2036	1,254	1,160
Verizon Communications Inc.	5.000%	1/15/2036	1,155	1,130
Verizon Communications Inc.	5.250%	3/16/2037	862	851
Verizon Communications Inc.	5.401%	7/2/2037	2,570	2,560
Verizon Communications Inc.	4.812%	3/15/2039	958	892
Verizon Communications Inc.	2.650%	11/20/2040	5,985	4,202
Verizon Communications Inc.	3.400%	3/22/2041	2,888	2,221
Verizon Communications Inc.	2.850%	9/3/2041	905	636
Verizon Communications Inc.	4.750%	11/1/2041	500	450
Verizon Communications Inc.	6.550%	9/15/2043	500	535
Verizon Communications Inc.	5.750%	11/30/2045	2,107	2,052
Verizon Communications Inc.	4.862%	8/21/2046	1,830	1,595
Verizon Communications Inc.	4.522%	9/15/2048	1,000	818
Verizon Communications Inc.	4.000%	3/22/2050	1,200	906
Verizon Communications Inc.	3.550%	3/22/2051	3,675	2,564
Verizon Communications Inc.	3.875%	3/1/2052	200	146
Verizon Communications Inc.	5.500%	2/23/2054	500	471
Verizon Communications Inc.	4.672%	3/15/2055	200	163
Verizon Communications Inc.	5.875%	11/30/2055	5,344	5,194
Verizon Communications Inc.	2.987%	10/30/2056	4,339	2,551
Verizon Communications Inc.	3.000%	11/20/2060	1,500	859
Verizon Communications Inc.	6.000%	11/30/2065	2,755	2,673
Vodafone Group plc	6.150%	2/27/2037	426	456
Vodafone Group plc	5.250%	5/30/2048	2,200	1,978
Vodafone Group plc	4.875%	6/19/2049	2,200	1,866
Vodafone Group plc	4.250%	9/17/2050	1,300	999
Vodafone Group plc	5.625%	2/10/2053	1,299	1,215
Vodafone Group plc	5.750%	2/10/2063	200	186
Vodafone Group plc	5.875%	6/28/2064	850	804
Walt Disney Co.	2.200%	1/13/2028	500	485
Walt Disney Co.	3.750%	3/14/2029	400	395
Walt Disney Co.	2.000%	9/1/2029	1,696	1,579
Walt Disney Co.	3.800%	3/22/2030	585	574
Walt Disney Co.	2.650%	1/13/2031	3,000	2,784
Walt Disney Co.	4.000%	3/14/2031	1,200	1,181
Walt Disney Co.	6.550%	3/15/2033	392	436
Walt Disney Co.	6.200%	12/15/2034	275	303
Walt Disney Co.	6.400%	12/15/2035	4,968	5,510
Walt Disney Co.	4.625%	3/14/2036	702	683
Walt Disney Co.	6.150%	3/1/2037	800	874
Walt Disney Co.	4.625%	3/23/2040	475	445
Walt Disney Co.	3.500%	5/13/2040	2,700	2,208
Walt Disney Co.	5.400%	10/1/2043	600	588
Walt Disney Co.	4.750%	9/15/2044	690	615
Walt Disney Co.	2.750%	9/1/2049	2,000	1,240
Walt Disney Co.	3.600%	1/13/2051	1,200	868
Walt Disney Co.	3.800%	5/13/2060	1,100	782
Weibo Corp.	3.375%	7/8/2030	650	611
WPP 2025 LLC	6.500%	3/30/2036	500	493
				445,248
Consumer Discretionary (0.7%)
Alibaba Group Holding Ltd.	3.400%	12/6/2027	2,335	2,306
Alibaba Group Holding Ltd.	4.875%	5/26/2030	850	869
Alibaba Group Holding Ltd.	2.125%	2/9/2031	1,454	1,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	600	586
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	1,000	1,028
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	735	666
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	650	478
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	600	493
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	950	635
	Alibaba Group Holding Ltd.	5.625%	11/26/2054	550	548
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	700	572
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	900	574
	Amazon.com Inc.	3.300%	4/13/2027	750	745
	Amazon.com Inc.	1.200%	6/3/2027	2,200	2,130
	Amazon.com Inc.	3.150%	8/22/2027	2,334	2,306
	Amazon.com Inc.	4.550%	12/1/2027	1,216	1,227
	Amazon.com Inc.	3.850%	3/13/2028	1,500	1,494
	Amazon.com Inc.	1.650%	5/12/2028	2,125	2,022
	Amazon.com Inc.	3.900%	11/20/2028	3,143	3,128
	Amazon.com Inc.	4.000%	3/13/2029	2,531	2,518
	Amazon.com Inc.	3.450%	4/13/2029	1,750	1,715
	Amazon.com Inc.	4.650%	12/1/2029	1,359	1,379
	Amazon.com Inc.	1.500%	6/3/2030	500	447
	Amazon.com Inc.	4.100%	11/20/2030	2,315	2,288
	Amazon.com Inc.	4.250%	3/13/2031	4,117	4,086
	Amazon.com Inc.	2.100%	5/12/2031	4,204	3,765
	Amazon.com Inc.	3.600%	4/13/2032	1,750	1,667
	Amazon.com Inc.	4.700%	12/1/2032	2,000	2,021
	Amazon.com Inc.	4.550%	3/13/2033	3,671	3,636
	Amazon.com Inc.	4.350%	3/20/2033	3,108	3,050
	Amazon.com Inc.	4.800%	12/5/2034	725	732
	Amazon.com Inc.	4.650%	11/20/2035	1,476	1,445
	Amazon.com Inc.	4.875%	3/13/2036	3,389	3,357
	Amazon.com Inc.	3.875%	8/22/2037	2,890	2,601
	Amazon.com Inc.	2.875%	5/12/2041	1,723	1,273
	Amazon.com Inc.	4.950%	12/5/2044	1,025	958
	Amazon.com Inc.	5.650%	3/13/2046	1,900	1,894
	Amazon.com Inc.	4.050%	8/22/2047	2,400	1,917
	Amazon.com Inc.	2.500%	6/3/2050	1,798	1,047
	Amazon.com Inc.	3.950%	4/13/2052	400	306
	Amazon.com Inc.	5.450%	11/20/2055	1,100	1,051
	Amazon.com Inc.	5.800%	3/13/2056	2,464	2,458
	Amazon.com Inc.	4.250%	8/22/2057	785	611
	Amazon.com Inc.	2.700%	6/3/2060	1,045	569
	Amazon.com Inc.	3.250%	5/12/2061	1,400	866
	Amazon.com Inc.	4.100%	4/13/2062	906	673
	Amazon.com Inc.	5.550%	11/20/2065	1,800	1,697
	Amazon.com Inc.	5.950%	3/13/2066	3,000	3,007
	Amazon.com Inc.	6.050%	3/13/2076	1,750	1,739
	American Honda Finance Corp.	4.550%	7/9/2027	600	600
[5]	American Honda Finance Corp.	4.900%	7/9/2027	400	402
[5]	American Honda Finance Corp.	4.450%	10/22/2027	700	699
	American Honda Finance Corp.	4.550%	3/3/2028	605	605
[5]	American Honda Finance Corp.	2.000%	3/24/2028	1,300	1,238
[5]	American Honda Finance Corp.	5.125%	7/7/2028	600	606
	American Honda Finance Corp.	4.250%	9/1/2028	325	322
	American Honda Finance Corp.	5.650%	11/15/2028	600	615
	American Honda Finance Corp.	4.150%	1/8/2029	915	903
[5]	American Honda Finance Corp.	2.250%	1/12/2029	250	234
[5]	American Honda Finance Corp.	4.400%	9/5/2029	750	743
	American Honda Finance Corp.	4.800%	3/5/2030	1,163	1,163
	American Honda Finance Corp.	4.600%	4/17/2030	1,500	1,487
[5]	American Honda Finance Corp.	4.500%	9/4/2030	550	542
	American Honda Finance Corp.	4.450%	1/8/2031	537	526
[5]	American Honda Finance Corp.	5.050%	7/10/2031	350	351
	American Honda Finance Corp.	5.150%	7/9/2032	600	601
[5]	American Honda Finance Corp.	4.900%	1/10/2034	1,600	1,556
	American Honda Finance Corp.	5.200%	3/5/2035	762	747
	American Honda Finance Corp.	5.100%	1/8/2036	778	751
[5]	American University	3.672%	4/1/2049	400	298
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/2034	750	767
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	225	181
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	2,300	1,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	900	673
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/2054	500	481
	AutoNation Inc.	3.800%	11/15/2027	250	247
	AutoNation Inc.	1.950%	8/1/2028	1,000	942
	AutoNation Inc.	4.450%	1/15/2029	650	645
	AutoNation Inc.	3.850%	3/1/2032	1,843	1,713
	AutoNation Inc.	5.890%	3/15/2035	113	115
	AutoZone Inc.	3.750%	6/1/2027	1,066	1,058
	AutoZone Inc.	4.500%	2/1/2028	300	301
	AutoZone Inc.	6.250%	11/1/2028	500	522
	AutoZone Inc.	3.750%	4/18/2029	550	538
	AutoZone Inc.	5.100%	7/15/2029	400	407
	AutoZone Inc.	4.000%	4/15/2030	827	808
	AutoZone Inc.	5.125%	6/15/2030	350	356
	AutoZone Inc.	1.650%	1/15/2031	1,158	1,006
	AutoZone Inc.	4.750%	8/1/2032	500	496
	AutoZone Inc.	4.750%	2/1/2033	500	493
	AutoZone Inc.	5.200%	8/1/2033	500	505
	AutoZone Inc.	6.550%	11/1/2033	300	327
	AutoZone Inc.	5.400%	7/15/2034	200	203
	Best Buy Co. Inc.	4.450%	10/1/2028	987	988
	Block Financial LLC	2.500%	7/15/2028	883	834
	Block Financial LLC	3.875%	8/15/2030	989	932
	Block Financial LLC	5.375%	9/15/2032	821	795
	BorgWarner Inc.	2.650%	7/1/2027	900	881
	BorgWarner Inc.	4.950%	8/15/2029	200	202
	BorgWarner Inc.	5.400%	8/15/2034	200	202
	BorgWarner Inc.	4.375%	3/15/2045	500	409
[5]	Brown University	2.924%	9/1/2050	1,480	961
	Brunswick Corp.	2.400%	8/18/2031	500	433
	Brunswick Corp.	4.400%	9/15/2032	500	471
	Brunswick Corp.	5.100%	4/1/2052	49	37
[5]	California Endowment	2.498%	4/1/2051	150	88
	California Institute of Technology	4.700%	11/1/2111	325	260
	California Institute of Technology	3.650%	9/1/2119	450	281
[5]	Case Western Reserve University	5.405%	6/1/2122	200	180
	Choice Hotels International Inc.	3.700%	12/1/2029	500	479
	Choice Hotels International Inc.	3.700%	1/15/2031	1,482	1,390
	Choice Hotels International Inc.	5.850%	8/1/2034	725	730
	Claremont Mckenna College	3.775%	1/1/2122	275	178
	Cornell University	4.835%	6/15/2034	500	505
	Darden Restaurants Inc.	3.850%	5/1/2027	750	745
	Darden Restaurants Inc.	4.350%	10/15/2027	336	335
	Darden Restaurants Inc.	4.550%	10/15/2029	550	549
	DR Horton Inc.	4.850%	10/15/2030	750	756
	DR Horton Inc.	5.500%	10/15/2035	474	481
[5]	Duke University	2.682%	10/1/2044	300	223
[5]	Duke University	2.757%	10/1/2050	340	216
[5]	Duke University	2.832%	10/1/2055	550	340
	eBay Inc.	3.600%	6/5/2027	500	496
	eBay Inc.	4.250%	3/6/2029	395	393
	eBay Inc.	2.700%	3/11/2030	365	340
	eBay Inc.	2.600%	5/10/2031	675	609
	eBay Inc.	6.300%	11/22/2032	500	539
	eBay Inc.	5.125%	11/6/2035	1,500	1,479
	eBay Inc.	3.650%	5/10/2051	925	652
[5]	Emory University	2.143%	9/1/2030	600	546
[5]	Emory University	2.969%	9/1/2050	150	98
	Ferguson Enterprises Inc.	4.350%	3/15/2031	295	290
	Ferguson Enterprises Inc.	5.000%	10/3/2034	635	628
[5]	Ford Foundation	2.415%	6/1/2050	250	148
[5]	Ford Foundation	2.815%	6/1/2070	750	420
	Ford Motor Co.	9.625%	4/22/2030	2,150	2,446
	Ford Motor Co.	7.450%	7/16/2031	757	817
	Ford Motor Co.	3.250%	2/12/2032	3,079	2,675
	Ford Motor Co.	4.750%	1/15/2043	1,582	1,194
	Ford Motor Co.	7.400%	11/1/2046	80	81
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	1,825	1,838
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	477	477
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	365	360

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ford Motor Credit Co. LLC	3.815%	11/2/2027	239	234
Ford Motor Credit Co. LLC	7.350%	11/4/2027	277	286
Ford Motor Credit Co. LLC	2.900%	2/16/2028	739	710
Ford Motor Credit Co. LLC	6.800%	5/12/2028	477	491
Ford Motor Credit Co. LLC	6.798%	11/7/2028	1,050	1,088
Ford Motor Credit Co. LLC	2.900%	2/10/2029	200	187
Ford Motor Credit Co. LLC	5.800%	3/8/2029	583	590
Ford Motor Credit Co. LLC	4.970%	4/6/2029	381	376
Ford Motor Credit Co. LLC	5.303%	9/6/2029	1,500	1,493
Ford Motor Credit Co. LLC	5.875%	11/7/2029	2,000	2,024
Ford Motor Credit Co. LLC	5.730%	9/5/2030	675	674
Ford Motor Credit Co. LLC	6.050%	3/5/2031	1,000	1,010
Ford Motor Credit Co. LLC	3.625%	6/17/2031	774	698
Ford Motor Credit Co. LLC	6.532%	3/19/2032	1,476	1,514
Ford Motor Credit Co. LLC	5.753%	4/6/2033	643	630
Ford Motor Credit Co. LLC	7.122%	11/7/2033	202	212
Ford Motor Credit Co. LLC	6.125%	3/8/2034	200	198
Ford Motor Credit Co. LLC	6.500%	2/7/2035	200	202
Ford Motor Credit Co. LLC	5.869%	10/31/2035	1,800	1,730
Fortune Brands Innovations Inc.	3.250%	9/15/2029	400	382
Fortune Brands Innovations Inc.	4.000%	3/25/2032	500	473
Fortune Brands Innovations Inc.	5.875%	6/1/2033	500	518
Fortune Brands Innovations Inc.	4.500%	3/25/2052	500	389
General Motors Co.	4.200%	10/1/2027	400	398
General Motors Co.	6.800%	10/1/2027	1,050	1,080
General Motors Co.	5.350%	4/15/2028	860	872
General Motors Co.	5.000%	10/1/2028	650	655
General Motors Co.	5.400%	10/15/2029	500	511
General Motors Co.	5.625%	4/15/2030	1,500	1,542
General Motors Co.	5.600%	10/15/2032	175	179
General Motors Co.	5.000%	4/1/2035	1,030	986
General Motors Co.	6.250%	4/15/2035	1,241	1,291
General Motors Co.	6.600%	4/1/2036	300	319
General Motors Co.	5.150%	4/1/2038	825	773
General Motors Co.	6.250%	10/2/2043	1,384	1,360
General Motors Co.	5.200%	4/1/2045	1,120	971
General Motors Co.	6.750%	4/1/2046	1,000	1,033
General Motors Co.	5.400%	4/1/2048	1,925	1,684
General Motors Financial Co. Inc.	5.000%	4/9/2027	730	733
General Motors Financial Co. Inc.	5.000%	7/15/2027	425	427
General Motors Financial Co. Inc.	5.350%	7/15/2027	225	227
General Motors Financial Co. Inc.	2.700%	8/20/2027	1,500	1,463
General Motors Financial Co. Inc.	3.850%	1/5/2028	300	296
General Motors Financial Co. Inc.	5.050%	4/4/2028	366	369
General Motors Financial Co. Inc.	2.400%	4/10/2028	875	839
General Motors Financial Co. Inc.	5.800%	6/23/2028	350	359
General Motors Financial Co. Inc.	2.400%	10/15/2028	365	346
General Motors Financial Co. Inc.	4.200%	10/27/2028	743	735
General Motors Financial Co. Inc.	5.800%	1/7/2029	1,700	1,750
General Motors Financial Co. Inc.	5.650%	1/17/2029	775	793
General Motors Financial Co. Inc.	4.300%	4/6/2029	1,500	1,485
General Motors Financial Co. Inc.	5.550%	7/15/2029	3,450	3,531
General Motors Financial Co. Inc.	4.900%	10/6/2029	3,315	3,331
General Motors Financial Co. Inc.	5.350%	1/7/2030	500	509
General Motors Financial Co. Inc.	5.850%	4/6/2030	687	711
General Motors Financial Co. Inc.	3.600%	6/21/2030	1,225	1,165
General Motors Financial Co. Inc.	2.350%	1/8/2031	1,305	1,163
General Motors Financial Co. Inc.	4.600%	1/8/2031	209	206
General Motors Financial Co. Inc.	5.750%	2/8/2031	250	258
General Motors Financial Co. Inc.	2.700%	6/10/2031	900	807
General Motors Financial Co. Inc.	5.600%	6/18/2031	775	793
General Motors Financial Co. Inc.	5.625%	4/4/2032	295	302
General Motors Financial Co. Inc.	6.400%	1/9/2033	200	212
General Motors Financial Co. Inc.	6.100%	1/7/2034	2,705	2,809
General Motors Financial Co. Inc.	5.950%	4/4/2034	1,543	1,584
General Motors Financial Co. Inc.	5.900%	1/7/2035	2,729	2,778
General Motors Financial Co. Inc.	6.150%	7/15/2035	1,525	1,576
General Motors Financial Co. Inc.	5.450%	1/8/2036	678	668
Genuine Parts Co.	6.500%	11/1/2028	248	257
Genuine Parts Co.	4.950%	8/15/2029	607	605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Genuine Parts Co.	1.875%	11/1/2030	802	691
	Genuine Parts Co.	6.875%	11/1/2033	400	432
[5]	George Washington University	4.300%	9/15/2044	550	464
[5]	George Washington University	4.126%	9/15/2048	800	645
[5]	Georgetown University	4.315%	4/1/2049	378	309
[5]	Georgetown University	2.943%	4/1/2050	405	259
	Georgetown University	5.115%	4/1/2053	225	207
[5]	Georgetown University	5.215%	10/1/2118	243	212
	Harley-Davidson Inc.	4.625%	7/28/2045	500	390
	Hasbro Inc.	3.900%	11/19/2029	725	707
	Hasbro Inc.	4.650%	3/12/2031	476	471
	Hasbro Inc.	6.350%	3/15/2040	625	650
	Hasbro Inc.	5.100%	5/15/2044	350	317
	Home Depot Inc.	2.500%	4/15/2027	3,156	3,106
	Home Depot Inc.	0.900%	3/15/2028	850	801
	Home Depot Inc.	3.750%	9/15/2028	434	431
	Home Depot Inc.	3.900%	12/6/2028	700	697
	Home Depot Inc.	4.900%	4/15/2029	250	255
	Home Depot Inc.	2.950%	6/15/2029	2,400	2,309
	Home Depot Inc.	4.750%	6/25/2029	900	914
	Home Depot Inc.	2.700%	4/15/2030	2,780	2,616
	Home Depot Inc.	3.950%	9/15/2030	408	403
	Home Depot Inc.	1.375%	3/15/2031	1,250	1,081
	Home Depot Inc.	4.850%	6/25/2031	650	664
	Home Depot Inc.	1.875%	9/15/2031	700	613
	Home Depot Inc.	3.250%	4/15/2032	925	863
	Home Depot Inc.	4.500%	9/15/2032	875	874
	Home Depot Inc.	4.950%	6/25/2034	575	579
	Home Depot Inc.	4.650%	9/15/2035	895	873
	Home Depot Inc.	5.875%	12/16/2036	3,136	3,338
	Home Depot Inc.	3.300%	4/15/2040	1,433	1,145
	Home Depot Inc.	4.200%	4/1/2043	1,375	1,163
	Home Depot Inc.	4.875%	2/15/2044	950	868
	Home Depot Inc.	4.400%	3/15/2045	500	424
	Home Depot Inc.	4.250%	4/1/2046	1,820	1,503
	Home Depot Inc.	3.900%	6/15/2047	900	697
	Home Depot Inc.	4.500%	12/6/2048	875	735
	Home Depot Inc.	3.125%	12/15/2049	1,042	690
	Home Depot Inc.	3.350%	4/15/2050	155	107
	Home Depot Inc.	2.375%	3/15/2051	1,000	560
	Home Depot Inc.	3.625%	4/15/2052	2,411	1,720
	Home Depot Inc.	4.950%	9/15/2052	299	266
	Home Depot Inc.	5.300%	6/25/2054	146	137
	Home Depot Inc.	5.400%	6/25/2064	194	182
	Honda Motor Co. Ltd.	4.436%	7/8/2028	1,500	1,496
	Honda Motor Co. Ltd.	4.688%	7/8/2030	1,500	1,488
	Honda Motor Co. Ltd.	5.337%	7/8/2035	800	791
	Hyatt Hotels Corp.	5.050%	3/30/2028	304	307
	Hyatt Hotels Corp.	4.375%	9/15/2028	850	844
	Hyatt Hotels Corp.	5.250%	6/30/2029	300	305
	Hyatt Hotels Corp.	5.750%	4/23/2030	400	412
	Hyatt Hotels Corp.	5.375%	12/15/2031	750	760
	Hyatt Hotels Corp.	5.750%	3/30/2032	244	251
	Hyatt Hotels Corp.	5.500%	6/30/2034	400	404
	Hyatt Hotels Corp.	5.400%	12/15/2035	400	392
	JD.com Inc.	3.375%	1/14/2030	300	290
	JD.com Inc.	4.125%	1/14/2050	400	328
[5]	Johns Hopkins University	4.705%	7/1/2032	375	379
[5]	Johns Hopkins University	4.083%	7/1/2053	490	391
	Las Vegas Sands Corp.	5.900%	6/1/2027	1,765	1,788
	Las Vegas Sands Corp.	5.625%	6/15/2028	200	203
	Las Vegas Sands Corp.	6.000%	8/15/2029	200	206
	Las Vegas Sands Corp.	6.000%	6/14/2030	225	231
	Las Vegas Sands Corp.	6.200%	8/15/2034	550	565
	Lear Corp.	3.800%	9/15/2027	204	202
	Lear Corp.	4.250%	5/15/2029	400	394
	Lear Corp.	3.500%	5/30/2030	350	333
	Lear Corp.	2.600%	1/15/2032	500	442
	Lear Corp.	3.550%	1/15/2052	500	331
	Leggett & Platt Inc.	3.500%	11/15/2027	700	685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leggett & Platt Inc.	3.500%	11/15/2051	500	311
	Leland Stanford Junior University	1.289%	6/1/2027	100	97
	Leland Stanford Junior University	4.679%	3/1/2035	500	496
	Leland Stanford Junior University	3.647%	5/1/2048	1,075	832
	Leland Stanford Junior University	2.413%	6/1/2050	355	212
	Lennar Corp.	4.750%	11/29/2027	700	701
	Lennar Corp.	5.200%	7/30/2030	325	328
	Lowe's Cos. Inc.	3.100%	5/3/2027	642	634
	Lowe's Cos. Inc.	3.950%	10/15/2027	1,269	1,265
	Lowe's Cos. Inc.	1.300%	4/15/2028	500	471
	Lowe's Cos. Inc.	1.700%	9/15/2028	925	869
	Lowe's Cos. Inc.	4.000%	10/15/2028	1,452	1,440
	Lowe's Cos. Inc.	3.650%	4/5/2029	672	657
	Lowe's Cos. Inc.	4.500%	4/15/2030	1,375	1,377
	Lowe's Cos. Inc.	1.700%	10/15/2030	1,000	882
	Lowe's Cos. Inc.	4.250%	3/15/2031	1,358	1,334
	Lowe's Cos. Inc.	2.625%	4/1/2031	800	727
	Lowe's Cos. Inc.	3.750%	4/1/2032	1,250	1,184
	Lowe's Cos. Inc.	4.500%	10/15/2032	2,000	1,966
	Lowe's Cos. Inc.	5.000%	4/15/2033	900	906
	Lowe's Cos. Inc.	5.150%	7/1/2033	104	105
	Lowe's Cos. Inc.	4.850%	10/15/2035	2,911	2,835
	Lowe's Cos. Inc.	5.000%	4/15/2040	525	496
	Lowe's Cos. Inc.	2.800%	9/15/2041	925	651
	Lowe's Cos. Inc.	4.250%	9/15/2044	63	50
	Lowe's Cos. Inc.	3.700%	4/15/2046	930	686
	Lowe's Cos. Inc.	4.050%	5/3/2047	1,650	1,266
	Lowe's Cos. Inc.	4.550%	4/5/2049	1,000	817
	Lowe's Cos. Inc.	5.125%	4/15/2050	500	441
	Lowe's Cos. Inc.	3.000%	10/15/2050	856	528
	Lowe's Cos. Inc.	3.500%	4/1/2051	750	510
	Lowe's Cos. Inc.	4.250%	4/1/2052	1,650	1,264
	Lowe's Cos. Inc.	5.625%	4/15/2053	400	378
	Lowe's Cos. Inc.	5.750%	7/1/2053	2,000	1,929
	Lowe's Cos. Inc.	5.800%	9/15/2062	1,370	1,307
	Lowe's Cos. Inc.	5.850%	4/1/2063	300	287
	Magna International Inc.	5.050%	3/14/2029	551	559
	Magna International Inc.	2.450%	6/15/2030	500	459
	Magna International Inc.	5.875%	6/1/2035	543	562
	Marriott International Inc.	4.200%	7/15/2027	98	98
[5]	Marriott International Inc.	4.650%	12/1/2028	2,000	2,010
	Marriott International Inc.	4.875%	5/15/2029	500	505
	Marriott International Inc.	4.800%	3/15/2030	500	504
[5]	Marriott International Inc.	4.625%	6/15/2030	2,300	2,301
[5]	Marriott International Inc.	2.850%	4/15/2031	1,200	1,099
	Marriott International Inc.	4.500%	10/15/2031	225	222
[5]	Marriott International Inc.	3.500%	10/15/2032	850	781
	Marriott International Inc.	4.500%	5/1/2033	349	337
[5]	Marriott International Inc.	2.750%	10/15/2033	250	216
	Marriott International Inc.	5.300%	5/15/2034	750	757
	Marriott International Inc.	5.350%	3/15/2035	259	261
	Marriott International Inc.	5.250%	10/15/2035	251	250
	Marriott International Inc.	5.500%	4/15/2037	1,500	1,494
	Marriott International Inc.	5.100%	5/1/2038	850	808
	Masco Corp.	3.500%	11/15/2027	100	99
	Masco Corp.	1.500%	2/15/2028	500	473
	Masco Corp.	2.000%	10/1/2030	500	444
	Masco Corp.	2.000%	2/15/2031	500	441
	Masco Corp.	4.500%	5/15/2047	475	391
[5]	Massachusetts Institute of Technology	2.989%	7/1/2050	370	247
[5]	Massachusetts Institute of Technology	2.294%	7/1/2051	325	182
	Massachusetts Institute of Technology	3.067%	4/1/2052	500	334
	Massachusetts Institute of Technology	5.618%	6/1/2055	500	507
	Massachusetts Institute of Technology	5.600%	7/1/2111	860	842
	Massachusetts Institute of Technology	4.678%	7/1/2114	700	572
	Massachusetts Institute of Technology	3.885%	7/1/2116	200	136
	Mattel Inc.	5.000%	11/17/2030	250	249
[5]	McDonald's Corp.	3.500%	7/1/2027	2,750	2,726
[5]	McDonald's Corp.	3.800%	4/1/2028	500	496
	McDonald's Corp.	4.800%	8/14/2028	600	607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	McDonald's Corp.	5.000%	5/17/2029	500	511
[5]	McDonald's Corp.	2.625%	9/1/2029	885	839
[5]	McDonald's Corp.	2.125%	3/1/2030	600	551
	McDonald's Corp.	4.600%	5/15/2030	181	183
[5]	McDonald's Corp.	3.600%	7/1/2030	2,675	2,598
	McDonald's Corp.	4.400%	2/12/2031	793	791
	McDonald's Corp.	4.950%	8/14/2033	250	254
	McDonald's Corp.	4.950%	3/3/2035	2,320	2,308
[5]	McDonald's Corp.	4.700%	12/9/2035	875	857
	McDonald's Corp.	5.000%	2/13/2036	703	700
[5]	McDonald's Corp.	6.300%	10/15/2037	1,000	1,096
[5]	McDonald's Corp.	6.300%	3/1/2038	100	109
[5]	McDonald's Corp.	5.700%	2/1/2039	375	389
[5]	McDonald's Corp.	3.700%	2/15/2042	725	582
[5]	McDonald's Corp.	3.625%	5/1/2043	400	307
[5]	McDonald's Corp.	4.600%	5/26/2045	925	797
[5]	McDonald's Corp.	4.875%	12/9/2045	1,225	1,091
[5]	McDonald's Corp.	4.450%	3/1/2047	750	625
[5]	McDonald's Corp.	4.450%	9/1/2048	900	742
[5]	McDonald's Corp.	3.625%	9/1/2049	489	352
[5]	McDonald's Corp.	4.200%	4/1/2050	1,167	920
[5]	McDonald's Corp.	5.150%	9/9/2052	500	452
	McDonald's Corp.	5.450%	8/14/2053	426	404
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	605	701
	Meritage Homes Corp.	5.650%	3/15/2035	468	467
	Mohawk Industries Inc.	5.850%	9/18/2028	500	514
	Mohawk Industries Inc.	3.625%	5/15/2030	375	359
	NIKE Inc.	2.850%	3/27/2030	1,809	1,709
	NIKE Inc.	3.250%	3/27/2040	1,550	1,220
	NIKE Inc.	3.625%	5/1/2043	525	409
	NIKE Inc.	3.375%	3/27/2050	1,097	764
	Northwestern University	4.940%	12/1/2035	500	503
[5]	Northwestern University	4.643%	12/1/2044	350	329
[5]	Northwestern University	2.640%	12/1/2050	245	152
[5]	Northwestern University	3.662%	12/1/2057	200	144
	NVR Inc.	3.000%	5/15/2030	1,250	1,177
	O'Reilly Automotive Inc.	3.600%	9/1/2027	1,300	1,287
	O'Reilly Automotive Inc.	4.200%	4/1/2030	350	346
	O'Reilly Automotive Inc.	1.750%	3/15/2031	500	436
	O'Reilly Automotive Inc.	5.000%	8/19/2034	257	255
	O'Reilly Automotive Inc.	5.100%	3/12/2036	415	410
	Owens Corning	5.500%	6/15/2027	500	506
	Owens Corning	3.950%	8/15/2029	375	368
	Owens Corning	5.700%	6/15/2034	675	698
	Owens Corning	4.300%	7/15/2047	710	564
	Owens Corning	4.400%	1/30/2048	525	422
	Owens Corning	5.950%	6/15/2054	600	594
	Polaris Inc.	5.600%	3/1/2031	375	372
	President & Fellows of Harvard College	4.887%	3/15/2030	375	383
[5]	President & Fellows of Harvard College	4.609%	2/15/2035	500	494
	President & Fellows of Harvard College	4.875%	10/15/2040	250	242
	President & Fellows of Harvard College	3.150%	7/15/2046	400	288
	President & Fellows of Harvard College	2.517%	10/15/2050	725	436
	President & Fellows of Harvard College	3.745%	11/15/2052	500	378
	President & Fellows of Harvard College	3.300%	7/15/2056	520	354
	PulteGroup Inc.	4.250%	3/1/2031	700	684
	PulteGroup Inc.	6.375%	5/15/2033	750	804
	PulteGroup Inc.	4.900%	3/1/2036	600	580
	PVH Corp.	5.500%	6/13/2030	1,425	1,438
	Ralph Lauren Corp.	2.950%	6/15/2030	700	659
	Ralph Lauren Corp.	5.000%	6/15/2032	1,400	1,421
[5]	Rockefeller Foundation	2.492%	10/1/2050	1,000	599
	Rollins Inc.	5.250%	2/24/2035	233	232
	Ross Stores Inc.	1.875%	4/15/2031	400	351
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	263	274
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	691	680
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	1,250	1,207
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	2,833	2,784
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	1,250	1,189
	Sands China Ltd.	5.400%	8/8/2028	1,550	1,559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sands China Ltd.	2.850%	3/8/2029	525	494
	Sands China Ltd.	4.375%	6/18/2030	575	554
	Sands China Ltd.	3.250%	8/8/2031	475	428
	Sekisui House US Inc.	3.850%	1/15/2030	1,000	953
	Sekisui House US Inc.	2.500%	1/15/2031	300	265
	Sekisui House US Inc.	6.000%	1/15/2043	400	365
	Snap-on Inc.	4.100%	3/1/2048	275	219
	Snap-on Inc.	3.100%	5/1/2050	400	265
	Stanley Black & Decker Inc.	2.300%	3/15/2030	1,500	1,370
	Starbucks Corp.	3.500%	3/1/2028	500	492
	Starbucks Corp.	4.500%	5/15/2028	400	401
	Starbucks Corp.	4.000%	11/15/2028	1,000	992
	Starbucks Corp.	3.550%	8/15/2029	400	390
	Starbucks Corp.	2.250%	3/12/2030	600	550
	Starbucks Corp.	4.800%	5/15/2030	525	532
	Starbucks Corp.	2.550%	11/15/2030	2,963	2,708
	Starbucks Corp.	4.900%	2/15/2031	500	506
	Starbucks Corp.	3.000%	2/14/2032	1,920	1,751
	Starbucks Corp.	4.800%	2/15/2033	750	749
	Starbucks Corp.	5.400%	5/15/2035	317	324
	Starbucks Corp.	4.500%	11/15/2048	1,685	1,389
	Starbucks Corp.	3.500%	11/15/2050	1,750	1,206
[5]	Tapestry Inc.	4.125%	7/15/2027	109	108
	Tapestry Inc.	5.100%	3/11/2030	434	439
	Tapestry Inc.	3.050%	3/15/2032	500	453
	Tapestry Inc.	5.500%	3/11/2035	966	969
	Thomas Jefferson University	3.847%	11/1/2057	326	229
	TJX Cos. Inc.	1.150%	5/15/2028	500	470
	TJX Cos. Inc.	3.875%	4/15/2030	688	676
	TJX Cos. Inc.	4.500%	4/15/2050	250	214
	Toll Brothers Finance Corp.	4.350%	2/15/2028	750	747
	Toll Brothers Finance Corp.	5.600%	6/15/2035	575	586
	Toyota Motor Corp.	4.186%	6/30/2027	625	626
	Toyota Motor Corp.	5.118%	7/13/2028	704	717
	Toyota Motor Corp.	2.760%	7/2/2029	400	381
	Toyota Motor Corp.	4.450%	6/30/2030	750	750
	Toyota Motor Corp.	5.123%	7/13/2033	500	511
	Toyota Motor Corp.	5.053%	6/30/2035	750	757
	Toyota Motor Credit Corp.	4.500%	5/14/2027	800	803
[5]	Toyota Motor Credit Corp.	4.550%	9/20/2027	875	880
[5]	Toyota Motor Credit Corp.	4.350%	10/8/2027	650	652
	Toyota Motor Credit Corp.	5.450%	11/10/2027	700	714
[5]	Toyota Motor Credit Corp.	3.050%	1/11/2028	850	834
[5]	Toyota Motor Credit Corp.	3.750%	1/12/2028	870	864
	Toyota Motor Credit Corp.	4.625%	1/12/2028	650	657
[5]	Toyota Motor Credit Corp.	1.900%	4/6/2028	650	623
	Toyota Motor Credit Corp.	4.050%	9/5/2028	1,350	1,345
[5]	Toyota Motor Credit Corp.	5.250%	9/11/2028	600	614
[5]	Toyota Motor Credit Corp.	4.650%	1/5/2029	650	657
	Toyota Motor Credit Corp.	3.650%	1/8/2029	1,450	1,427
[5]	Toyota Motor Credit Corp.	4.050%	3/13/2029	776	772
	Toyota Motor Credit Corp.	5.050%	5/16/2029	500	510
[5]	Toyota Motor Credit Corp.	4.450%	6/29/2029	750	752
	Toyota Motor Credit Corp.	4.550%	8/9/2029	300	302
	Toyota Motor Credit Corp.	4.950%	1/9/2030	1,000	1,017
[5]	Toyota Motor Credit Corp.	2.150%	2/13/2030	625	574
[5]	Toyota Motor Credit Corp.	3.375%	4/1/2030	400	384
	Toyota Motor Credit Corp.	4.800%	5/15/2030	675	683
[5]	Toyota Motor Credit Corp.	4.550%	5/17/2030	904	909
	Toyota Motor Credit Corp.	5.550%	11/20/2030	700	729
[5]	Toyota Motor Credit Corp.	4.200%	1/10/2031	1,280	1,262
	Toyota Motor Credit Corp.	5.100%	3/21/2031	500	511
	Toyota Motor Credit Corp.	1.900%	9/12/2031	1,000	870
[5]	Toyota Motor Credit Corp.	4.600%	10/10/2031	725	724
[5]	Toyota Motor Credit Corp.	2.400%	1/13/2032	160	142
	Toyota Motor Credit Corp.	4.650%	9/3/2032	825	819
[5]	Toyota Motor Credit Corp.	4.600%	3/11/2033	616	606
[5]	Toyota Motor Credit Corp.	4.800%	1/5/2034	416	413
	Toyota Motor Credit Corp.	5.350%	1/9/2035	936	957
[5]	Toyota Motor Credit Corp.	4.800%	1/11/2036	318	310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tractor Supply Co.	1.750%	11/1/2030	400	353
	Tractor Supply Co.	5.250%	5/15/2033	500	507
[5]	Trustees of Boston College	3.129%	7/1/2052	300	202
[5]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	500	483
	Trustees of Dartmouth College	4.273%	6/1/2030	350	350
	Trustees of Princeton University	5.700%	3/1/2039	620	657
[5]	Trustees of Princeton University	2.516%	7/1/2050	565	346
	Trustees of Princeton University	4.201%	3/1/2052	300	247
[5]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	325	190
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	450	362
[5]	University of Chicago	2.547%	4/1/2050	800	514
[5]	University of Chicago	4.003%	10/1/2053	390	305
[5]	University of Miami	4.063%	4/1/2052	500	391
[5]	University of Notre Dame du Lac	3.438%	2/15/2045	890	681
[5]	University of Notre Dame du Lac	3.394%	2/15/2048	325	239
[5]	University of Southern California	3.028%	10/1/2039	525	427
[5]	University of Southern California	3.841%	10/1/2047	500	393
[5]	University of Southern California	2.945%	10/1/2051	625	401
	University of Southern California	4.976%	10/1/2053	200	183
	University of Southern California	5.250%	10/1/2111	275	250
[5]	University of Southern California	3.226%	10/1/2120	300	168
[5]	Washington University	3.524%	4/15/2054	500	358
	Washington University	4.349%	4/15/2122	350	262
[5]	William Marsh Rice University	3.574%	5/15/2045	715	564
[5]	Yale University	1.482%	4/15/2030	325	294
[5]	Yale University	2.402%	4/15/2050	990	588
					411,902
Consumer Staples (0.6%)
	Ahold Finance USA LLC	6.875%	5/1/2029	425	454
	Altria Group Inc.	4.875%	2/4/2028	500	504
	Altria Group Inc.	4.800%	2/14/2029	1,525	1,537
	Altria Group Inc.	3.400%	5/6/2030	775	741
	Altria Group Inc.	4.500%	8/6/2030	588	585
	Altria Group Inc.	2.450%	2/4/2032	1,000	877
	Altria Group Inc.	5.625%	2/6/2035	425	435
	Altria Group Inc.	5.250%	8/6/2035	455	453
	Altria Group Inc.	5.800%	2/14/2039	1,625	1,632
	Altria Group Inc.	3.400%	2/4/2041	1,100	830
	Altria Group Inc.	4.250%	8/9/2042	710	578
	Altria Group Inc.	4.500%	5/2/2043	675	561
	Altria Group Inc.	5.375%	1/31/2044	700	650
	Altria Group Inc.	3.875%	9/16/2046	1,225	901
	Altria Group Inc.	5.950%	2/14/2049	1,620	1,570
	Altria Group Inc.	4.450%	5/6/2050	1,010	789
	Altria Group Inc.	3.700%	2/4/2051	1,000	687
	Altria Group Inc.	6.200%	2/14/2059	416	410
	Altria Group Inc.	4.000%	2/4/2061	500	350
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	5,070	4,937
[5]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	8,740	7,880
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	850	829
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	2,275	2,051
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	4,480	4,535
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	3,700	3,577
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	800	809
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	1,685	2,119
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	2,280	2,317
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,660	1,548
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	4,662	3,901
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	3,250	3,150
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	850	853
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	675	647
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	583	532
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	280	300
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	525	443
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	500	299
	Avery Dennison Corp.	4.875%	12/6/2028	300	303
	Avery Dennison Corp.	2.650%	4/30/2030	750	693
	Avery Dennison Corp.	5.750%	3/15/2033	500	521
	BAT Capital Corp.	4.700%	4/2/2027	2,750	2,756

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BAT Capital Corp.	3.557%	8/15/2027	929	919
BAT Capital Corp.	2.259%	3/25/2028	1,425	1,368
BAT Capital Corp.	3.462%	9/6/2029	425	410
BAT Capital Corp.	6.343%	8/2/2030	650	694
BAT Capital Corp.	5.834%	2/20/2031	750	785
BAT Capital Corp.	2.726%	3/25/2031	1,750	1,598
BAT Capital Corp.	4.742%	3/16/2032	1,000	996
BAT Capital Corp.	5.350%	8/15/2032	2,653	2,722
BAT Capital Corp.	7.750%	10/19/2032	2,000	2,294
BAT Capital Corp.	6.421%	8/2/2033	650	705
BAT Capital Corp.	6.000%	2/20/2034	763	806
BAT Capital Corp.	5.625%	8/15/2035	970	998
BAT Capital Corp.	4.390%	8/15/2037	1,775	1,613
BAT Capital Corp.	7.079%	8/2/2043	350	385
BAT Capital Corp.	4.540%	8/15/2047	758	614
BAT Capital Corp.	5.282%	4/2/2050	775	687
BAT Capital Corp.	5.650%	3/16/2052	1,000	927
BAT Capital Corp.	7.081%	8/2/2053	900	996
BAT Capital Corp.	6.250%	8/15/2055	392	395
BAT International Finance plc	4.448%	3/16/2028	1,000	1,001
BAT International Finance plc	5.931%	2/2/2029	850	882
Brown-Forman Corp.	4.750%	4/15/2033	500	496
Brown-Forman Corp.	4.500%	7/15/2045	395	333
Bunge Ltd. Finance Corp.	3.750%	9/25/2027	500	496
Bunge Ltd. Finance Corp.	4.100%	1/7/2028	301	300
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	1,000	911
Bunge Ltd. Finance Corp.	4.800%	3/19/2033	392	387
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	1,200	1,160
Bunge Ltd. Finance Corp.	5.150%	8/4/2035	550	548
Bunge Ltd. Finance Corp.	5.150%	3/19/2036	392	387
Campbell's Co.	4.150%	3/15/2028	625	618
Campbell's Co.	5.200%	3/21/2029	900	908
Campbell's Co.	2.375%	4/24/2030	400	360
Campbell's Co.	4.550%	3/21/2031	750	727
Campbell's Co.	5.400%	3/21/2034	500	485
Campbell's Co.	4.750%	3/23/2035	1,025	943
Campbell's Co.	4.800%	3/15/2048	550	433
Campbell's Co.	3.125%	4/24/2050	525	314
Campbell's Co.	5.250%	10/13/2054	250	206
Church & Dwight Co. Inc.	3.150%	8/1/2027	350	345
Church & Dwight Co. Inc.	3.950%	8/1/2047	325	255
Church & Dwight Co. Inc.	5.000%	6/15/2052	500	448
Clorox Co.	3.100%	10/1/2027	650	638
Clorox Co.	3.900%	5/15/2028	400	397
Clorox Co.	1.800%	5/15/2030	1,100	984
Coca-Cola Co.	2.900%	5/25/2027	2,088	2,063
Coca-Cola Co.	1.450%	6/1/2027	100	97
Coca-Cola Co.	1.500%	3/5/2028	500	478
Coca-Cola Co.	1.000%	3/15/2028	2,321	2,194
Coca-Cola Co.	2.125%	9/6/2029	2,300	2,158
Coca-Cola Co.	3.450%	3/25/2030	900	877
Coca-Cola Co.	1.650%	6/1/2030	2,125	1,921
Coca-Cola Co.	1.375%	3/15/2031	1,250	1,091
Coca-Cola Co.	2.250%	1/5/2032	1,000	895
Coca-Cola Co.	5.000%	5/13/2034	250	257
Coca-Cola Co.	2.500%	6/1/2040	1,300	952
Coca-Cola Co.	4.200%	3/25/2050	525	431
Coca-Cola Co.	2.600%	6/1/2050	1,550	940
Coca-Cola Co.	3.000%	3/5/2051	1,000	654
Coca-Cola Co.	2.500%	3/15/2051	2,225	1,306
Coca-Cola Co.	5.300%	5/13/2054	473	453
Coca-Cola Co.	5.200%	1/14/2055	1,577	1,493
Coca-Cola Co.	5.400%	5/13/2064	1,300	1,234
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	575	588
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	253	260
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	600	562
Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	500	417
Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	549	544
Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	650	621
Colgate-Palmolive Co.	3.100%	8/15/2027	1,000	989

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colgate-Palmolive Co.	4.600%	3/1/2028	500	507
	Colgate-Palmolive Co.	3.250%	8/15/2032	1,400	1,313
[5]	Colgate-Palmolive Co.	4.000%	8/15/2045	550	462
	Conagra Brands Inc.	1.375%	11/1/2027	2,800	2,661
	Conagra Brands Inc.	4.850%	11/1/2028	1,100	1,101
	Conagra Brands Inc.	5.000%	8/1/2030	500	499
	Conagra Brands Inc.	5.750%	8/1/2035	350	351
	Conagra Brands Inc.	5.300%	11/1/2038	700	651
	Conagra Brands Inc.	5.400%	11/1/2048	400	340
	Constellation Brands Inc.	3.500%	5/9/2027	450	445
	Constellation Brands Inc.	3.600%	2/15/2028	1,700	1,674
	Constellation Brands Inc.	4.650%	11/15/2028	250	251
	Constellation Brands Inc.	4.800%	1/15/2029	500	503
	Constellation Brands Inc.	3.150%	8/1/2029	625	598
	Constellation Brands Inc.	2.875%	5/1/2030	1,275	1,194
	Constellation Brands Inc.	4.800%	5/1/2030	150	151
	Constellation Brands Inc.	2.250%	8/1/2031	700	617
	Constellation Brands Inc.	4.950%	11/1/2035	350	338
	Constellation Brands Inc.	4.500%	5/9/2047	408	332
	Constellation Brands Inc.	4.100%	2/15/2048	275	211
	Constellation Brands Inc.	5.250%	11/15/2048	1,075	967
	Constellation Brands Inc.	3.750%	5/1/2050	275	198
	Costco Wholesale Corp.	3.000%	5/18/2027	600	595
	Costco Wholesale Corp.	1.600%	4/20/2030	1,000	904
	Costco Wholesale Corp.	1.750%	4/20/2032	5,355	4,625
	Delhaize America LLC	9.000%	4/15/2031	475	558
	Diageo Capital plc	5.300%	10/24/2027	1,000	1,016
	Diageo Capital plc	2.375%	10/24/2029	800	748
	Diageo Capital plc	2.000%	4/29/2030	700	635
	Diageo Capital plc	2.125%	4/29/2032	675	582
	Diageo Capital plc	5.500%	1/24/2033	300	310
	Diageo Capital plc	5.875%	9/30/2036	250	265
	Diageo Capital plc	3.875%	4/29/2043	1,798	1,432
	Diageo Investment Corp.	5.125%	8/15/2030	600	613
	Diageo Investment Corp.	5.625%	4/15/2035	200	207
	Diageo Investment Corp.	7.450%	4/15/2035	325	380
	Dollar General Corp.	4.125%	5/1/2028	910	904
	Dollar General Corp.	5.200%	7/5/2028	600	607
	Dollar General Corp.	5.000%	11/1/2032	1,256	1,248
	Dollar General Corp.	5.450%	7/5/2033	1,000	1,012
	Dollar General Corp.	4.125%	4/3/2050	860	648
	Dollar General Corp.	5.500%	11/1/2052	400	371
	Dollar Tree Inc.	4.200%	5/15/2028	594	590
	Dollar Tree Inc.	2.650%	12/1/2031	1,148	1,022
	Dollar Tree Inc.	3.375%	12/1/2051	1,000	646
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	500	501
	Estee Lauder Cos. Inc.	2.375%	12/1/2029	525	488
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	600	557
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	500	441
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	500	492
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	550	548
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	150	159
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	575	364
	Flowers Foods Inc.	2.400%	3/15/2031	1,000	846
	General Mills Inc.	4.200%	4/17/2028	1,175	1,168
	General Mills Inc.	5.500%	10/17/2028	900	922
	General Mills Inc.	4.875%	1/30/2030	625	629
	General Mills Inc.	2.875%	4/15/2030	550	513
	General Mills Inc.	2.250%	10/14/2031	750	658
	General Mills Inc.	4.950%	3/29/2033	850	841
	General Mills Inc.	5.250%	1/30/2035	550	543
	General Mills Inc.	5.400%	6/15/2040	350	337
	General Mills Inc.	3.000%	2/1/2051	598	367
	Haleon US Capital LLC	3.375%	3/24/2029	850	827
	Haleon US Capital LLC	3.625%	3/24/2032	2,350	2,213
	Haleon US Capital LLC	4.000%	3/24/2052	425	326
	Hershey Co.	4.250%	5/4/2028	500	501
	Hershey Co.	4.500%	5/4/2033	500	498
	Hormel Foods Corp.	1.700%	6/3/2028	500	474
	Hormel Foods Corp.	1.800%	6/11/2030	775	697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hormel Foods Corp.	3.050%	6/3/2051	750	479
	Ingredion Inc.	2.900%	6/1/2030	600	562
	J M Smucker Co.	2.375%	3/15/2030	350	323
	J M Smucker Co.	6.200%	11/15/2033	1,100	1,165
	J M Smucker Co.	4.250%	3/15/2035	1,000	920
	J M Smucker Co.	6.500%	11/15/2043	600	626
	J M Smucker Co.	4.375%	3/15/2045	100	82
	JBS NV	5.750%	4/1/2033	1,402	1,447
	JBS NV	6.750%	3/15/2034	2,330	2,559
	JBS NV	5.950%	4/20/2035	865	897
	JBS NV	5.500%	1/15/2036	1,025	1,025
[8,10]	JBS NV	5.625%	3/10/2037	850	851
	JBS NV	4.375%	2/2/2052	2,600	1,975
	JBS NV	6.500%	12/1/2052	1,650	1,667
	JBS NV	7.250%	11/15/2053	578	635
	JBS NV	6.375%	2/25/2055	225	224
	JBS NV	6.250%	3/1/2056	1,050	1,028
[8,10]	JBS NV	6.400%	5/10/2057	825	819
	JBS NV	6.375%	4/15/2066	475	465
	Kellanova	3.400%	11/15/2027	950	938
	Kellanova	4.300%	5/15/2028	425	425
	Kellanova	2.100%	6/1/2030	500	455
[5]	Kellanova	7.450%	4/1/2031	500	564
	Kellanova	5.750%	5/16/2054	400	389
	Kenvue Inc.	5.050%	3/22/2028	1,800	1,828
	Kenvue Inc.	5.000%	3/22/2030	1,650	1,681
	Kenvue Inc.	4.850%	5/22/2032	600	606
	Kenvue Inc.	4.900%	3/22/2033	1,500	1,511
	Kenvue Inc.	5.100%	3/22/2043	500	473
	Kenvue Inc.	5.050%	3/22/2053	850	768
	Kenvue Inc.	5.200%	3/22/2063	650	582
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	375	370
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	850	832
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	612	574
[5]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	500	441
[5]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	425	429
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	700	662
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	550	545
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	1,500	1,462
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	1,000	808
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	325	254
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	575	401
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	500	321
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	975	758
	Kimberly-Clark Corp.	1.050%	9/15/2027	600	575
	Kimberly-Clark Corp.	3.200%	4/25/2029	575	558
	Kimberly-Clark Corp.	3.100%	3/26/2030	560	534
	Kimberly-Clark Corp.	2.000%	11/2/2031	500	444
	Kimberly-Clark Corp.	6.625%	8/1/2037	200	227
	Kimberly-Clark Corp.	5.300%	3/1/2041	700	696
	Kimberly-Clark Corp.	3.200%	7/30/2046	325	227
	Kimberly-Clark Corp.	3.900%	5/4/2047	550	424
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	153	153
	Kraft Heinz Foods Co.	3.875%	5/15/2027	1,200	1,192
	Kraft Heinz Foods Co.	3.750%	4/1/2030	750	726
	Kraft Heinz Foods Co.	4.250%	3/1/2031	1,000	978
	Kraft Heinz Foods Co.	5.400%	3/15/2035	425	425
	Kraft Heinz Foods Co.	6.875%	1/26/2039	400	433
	Kraft Heinz Foods Co.	5.000%	6/4/2042	1,375	1,208
	Kraft Heinz Foods Co.	5.200%	7/15/2045	1,900	1,659
	Kraft Heinz Foods Co.	4.375%	6/1/2046	2,250	1,755
	Kraft Heinz Foods Co.	4.875%	10/1/2049	1,200	979
	Kraft Heinz Foods Co.	5.500%	6/1/2050	1,000	891
	Kroger Co.	4.500%	1/15/2029	500	502
[5]	Kroger Co.	7.700%	6/1/2029	200	218
	Kroger Co.	8.000%	9/15/2029	750	832
	Kroger Co.	2.200%	5/1/2030	1,250	1,142
	Kroger Co.	1.700%	1/15/2031	700	612
	Kroger Co.	5.000%	9/15/2034	1,700	1,679
	Kroger Co.	6.900%	4/15/2038	300	340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	5.400%	7/15/2040	250	244
	Kroger Co.	5.000%	4/15/2042	650	600
	Kroger Co.	5.150%	8/1/2043	350	324
	Kroger Co.	4.450%	2/1/2047	679	557
	Kroger Co.	4.650%	1/15/2048	425	355
	Kroger Co.	5.400%	1/15/2049	550	511
	Kroger Co.	3.950%	1/15/2050	625	464
	Kroger Co.	5.500%	9/15/2054	1,322	1,228
	Kroger Co.	5.650%	9/15/2064	1,176	1,093
[10]	Maple Parent Holdings Corp.	4.750%	3/26/2029	235	235
	McCormick & Co. Inc.	3.400%	8/15/2027	700	692
	McCormick & Co. Inc.	4.150%	2/15/2029	500	495
	McCormick & Co. Inc.	2.500%	4/15/2030	2,300	2,116
	McCormick & Co. Inc.	1.850%	2/15/2031	500	435
	McCormick & Co. Inc.	4.700%	10/15/2034	300	286
	Molson Coors Beverage Co.	5.000%	5/1/2042	1,150	1,033
	Molson Coors Beverage Co.	4.200%	7/15/2046	1,535	1,198
	Mondelez International Inc.	4.250%	5/6/2028	1,500	1,498
	Mondelez International Inc.	4.125%	5/7/2028	700	696
	Mondelez International Inc.	4.750%	2/20/2029	475	480
	Mondelez International Inc.	2.750%	4/13/2030	896	835
	Mondelez International Inc.	1.500%	2/4/2031	1,250	1,081
	Mondelez International Inc.	3.000%	3/17/2032	250	226
	Mondelez International Inc.	1.875%	10/15/2032	500	424
	Mondelez International Inc.	2.625%	9/4/2050	1,000	584
	PepsiCo Inc.	3.000%	10/15/2027	1,225	1,207
	PepsiCo Inc.	4.450%	2/7/2028	550	554
	PepsiCo Inc.	4.450%	5/15/2028	2,625	2,646
	PepsiCo Inc.	4.100%	1/15/2029	675	674
	PepsiCo Inc.	2.750%	3/19/2030	1,225	1,158
	PepsiCo Inc.	1.625%	5/1/2030	1,725	1,555
	PepsiCo Inc.	4.300%	7/23/2030	425	426
	PepsiCo Inc.	1.400%	2/25/2031	750	654
	PepsiCo Inc.	4.650%	7/23/2032	700	704
	PepsiCo Inc.	5.000%	2/7/2035	725	733
	PepsiCo Inc.	5.000%	7/23/2035	1,025	1,035
	PepsiCo Inc.	3.500%	3/19/2040	1,325	1,100
	PepsiCo Inc.	2.625%	10/21/2041	1,000	715
	PepsiCo Inc.	4.000%	3/5/2042	541	457
	PepsiCo Inc.	3.600%	8/13/2042	725	583
	PepsiCo Inc.	4.250%	10/22/2044	475	403
	PepsiCo Inc.	4.450%	4/14/2046	1,650	1,429
	PepsiCo Inc.	3.450%	10/6/2046	1,675	1,242
	PepsiCo Inc.	3.375%	7/29/2049	850	601
	PepsiCo Inc.	2.875%	10/15/2049	875	563
	PepsiCo Inc.	3.625%	3/19/2050	785	578
	PepsiCo Inc.	2.750%	10/21/2051	500	307
	PepsiCo Inc.	5.250%	7/17/2054	625	598
	PepsiCo Inc.	3.875%	3/19/2060	300	223
	Philip Morris International Inc.	3.125%	8/17/2027	1,175	1,160
	Philip Morris International Inc.	4.375%	11/1/2027	325	326
	Philip Morris International Inc.	5.125%	11/17/2027	1,375	1,393
	Philip Morris International Inc.	4.875%	2/15/2028	1,000	1,011
	Philip Morris International Inc.	3.125%	3/2/2028	400	392
	Philip Morris International Inc.	4.125%	4/28/2028	575	574
	Philip Morris International Inc.	3.875%	10/27/2028	450	446
	Philip Morris International Inc.	4.875%	2/13/2029	850	863
	Philip Morris International Inc.	3.375%	8/15/2029	600	581
	Philip Morris International Inc.	4.625%	11/1/2029	625	630
	Philip Morris International Inc.	5.625%	11/17/2029	1,500	1,560
	Philip Morris International Inc.	5.125%	2/15/2030	1,500	1,531
	Philip Morris International Inc.	4.375%	4/30/2030	600	597
	Philip Morris International Inc.	5.500%	9/7/2030	173	180
	Philip Morris International Inc.	4.000%	10/29/2030	769	753
	Philip Morris International Inc.	1.750%	11/1/2030	800	708
	Philip Morris International Inc.	5.125%	2/13/2031	1,750	1,788
	Philip Morris International Inc.	4.750%	11/1/2031	625	628
	Philip Morris International Inc.	4.250%	10/29/2032	1,408	1,367
	Philip Morris International Inc.	5.750%	11/17/2032	1,960	2,061
	Philip Morris International Inc.	5.375%	2/15/2033	1,900	1,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	5.625%	9/7/2033	810	845
	Philip Morris International Inc.	5.250%	2/13/2034	1,500	1,529
	Philip Morris International Inc.	4.900%	11/1/2034	200	199
	Philip Morris International Inc.	4.875%	4/30/2035	500	492
	Philip Morris International Inc.	4.625%	10/29/2035	610	587
	Philip Morris International Inc.	6.375%	5/16/2038	575	627
	Philip Morris International Inc.	4.375%	11/15/2041	1,175	1,021
	Philip Morris International Inc.	4.500%	3/20/2042	550	480
	Philip Morris International Inc.	3.875%	8/21/2042	75	60
	Philip Morris International Inc.	4.125%	3/4/2043	2,075	1,717
	Philip Morris International Inc.	4.250%	11/10/2044	1,000	828
	Pilgrim's Pride Corp.	4.250%	4/15/2031	400	383
	Pilgrim's Pride Corp.	3.500%	3/1/2032	600	545
	Pilgrim's Pride Corp.	6.250%	7/1/2033	1,400	1,462
	Procter & Gamble Co.	3.950%	1/26/2028	2,200	2,203
	Procter & Gamble Co.	4.350%	1/29/2029	500	505
	Procter & Gamble Co.	3.000%	3/25/2030	555	531
	Procter & Gamble Co.	4.050%	5/1/2030	300	299
	Procter & Gamble Co.	1.200%	10/29/2030	625	547
	Procter & Gamble Co.	4.100%	11/3/2032	825	811
	Procter & Gamble Co.	4.550%	1/29/2034	2,500	2,503
	Procter & Gamble Co.	4.600%	5/1/2035	250	249
	Procter & Gamble Co.	4.350%	11/3/2035	825	800
	Procter & Gamble Co.	5.550%	3/5/2037	625	664
	Reynolds American Inc.	5.700%	8/15/2035	1,075	1,105
	Reynolds American Inc.	7.250%	6/15/2037	325	370
[5]	Reynolds American Inc.	8.125%	5/1/2040	400	474
[5]	Reynolds American Inc.	7.000%	8/4/2041	150	160
	Reynolds American Inc.	6.150%	9/15/2043	400	402
	Reynolds American Inc.	5.850%	8/15/2045	2,835	2,743
	Sysco Corp.	3.250%	7/15/2027	925	910
	Sysco Corp.	5.750%	1/17/2029	500	514
	Sysco Corp.	5.950%	4/1/2030	564	585
	Sysco Corp.	4.400%	7/25/2031	400	388
	Sysco Corp.	2.450%	12/14/2031	500	437
	Sysco Corp.	6.000%	1/17/2034	1,150	1,200
	Sysco Corp.	5.400%	3/23/2035	475	472
	Sysco Corp.	4.950%	3/25/2036	625	596
	Sysco Corp.	6.600%	4/1/2040	735	781
	Sysco Corp.	4.850%	10/1/2045	125	106
	Sysco Corp.	4.500%	4/1/2046	408	331
	Sysco Corp.	4.450%	3/15/2048	408	322
	Sysco Corp.	3.300%	2/15/2050	425	277
	Sysco Corp.	6.600%	4/1/2050	950	981
	Sysco Corp.	3.150%	12/14/2051	600	369
	Target Corp.	4.350%	6/15/2028	472	474
	Target Corp.	3.375%	4/15/2029	850	831
	Target Corp.	2.650%	9/15/2030	750	698
	Target Corp.	4.400%	1/15/2033	1,500	1,491
	Target Corp.	4.500%	9/15/2034	1,024	997
	Target Corp.	5.000%	4/15/2035	752	754
	Target Corp.	5.250%	2/15/2036	500	506
	Target Corp.	6.500%	10/15/2037	450	503
	Target Corp.	7.000%	1/15/2038	300	347
	Target Corp.	4.000%	7/1/2042	2,000	1,660
	Target Corp.	3.625%	4/15/2046	1,180	888
	Target Corp.	2.950%	1/15/2052	176	111
	Tyson Foods Inc.	3.550%	6/2/2027	1,125	1,114
	Tyson Foods Inc.	4.350%	3/1/2029	1,145	1,142
	Tyson Foods Inc.	5.700%	3/15/2034	1,150	1,190
	Tyson Foods Inc.	4.950%	2/20/2036	400	391
	Tyson Foods Inc.	5.150%	8/15/2044	550	507
	Tyson Foods Inc.	5.100%	9/28/2048	1,665	1,497
	Unilever Capital Corp.	2.900%	5/5/2027	200	198
	Unilever Capital Corp.	4.250%	8/12/2027	450	451
	Unilever Capital Corp.	4.875%	9/8/2028	500	508
	Unilever Capital Corp.	2.125%	9/6/2029	1,575	1,473
	Unilever Capital Corp.	1.375%	9/14/2030	500	442
	Unilever Capital Corp.	1.750%	8/12/2031	500	438
	Unilever Capital Corp.	5.900%	11/15/2032	800	866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	5.000%	12/8/2033	500	511
	Unilever Capital Corp.	4.625%	8/12/2034	850	840
[5]	Unilever Capital Corp.	2.625%	8/12/2051	500	302
	Walmart Inc.	5.875%	4/5/2027	2,050	2,092
	Walmart Inc.	4.100%	4/28/2027	600	601
	Walmart Inc.	3.900%	4/15/2028	600	600
	Walmart Inc.	3.700%	6/26/2028	1,000	995
	Walmart Inc.	1.500%	9/22/2028	1,175	1,109
	Walmart Inc.	3.250%	7/8/2029	1,633	1,596
	Walmart Inc.	2.375%	9/24/2029	675	638
	Walmart Inc.	1.800%	9/22/2031	212	188
	Walmart Inc.	4.150%	9/9/2032	796	792
	Walmart Inc.	4.100%	4/15/2033	250	247
	Walmart Inc.	4.900%	4/28/2035	525	532
	Walmart Inc.	5.250%	9/1/2035	1,620	1,691
	Walmart Inc.	6.200%	4/15/2038	570	634
	Walmart Inc.	3.950%	6/28/2038	2,175	2,010
	Walmart Inc.	4.000%	4/11/2043	1,920	1,638
	Walmart Inc.	3.625%	12/15/2047	1,300	1,000
	Walmart Inc.	4.050%	6/29/2048	1,756	1,435
	Walmart Inc.	2.950%	9/24/2049	720	480
	Walmart Inc.	4.500%	9/9/2052	1,300	1,124
					356,599
Energy (0.8%)
	Baker Hughes Holdings LLC	4.050%	3/11/2029	500	497
	Baker Hughes Holdings LLC	4.350%	6/15/2031	574	567
	Baker Hughes Holdings LLC	4.650%	6/15/2033	460	453
	Baker Hughes Holdings LLC	5.000%	6/15/2036	2,004	1,967
	Baker Hughes Holdings LLC	4.080%	12/15/2047	2,200	1,723
	Baker Hughes Holdings LLC	5.850%	6/15/2056	976	954
	Boardwalk Pipelines LP	4.800%	5/3/2029	100	100
	Boardwalk Pipelines LP	3.600%	9/1/2032	500	461
	Boardwalk Pipelines LP	5.625%	8/1/2034	945	969
	Boardwalk Pipelines LP	5.375%	2/15/2036	850	836
	BP Capital Markets America Inc.	5.017%	11/17/2027	1,125	1,140
	BP Capital Markets America Inc.	3.937%	9/21/2028	1,800	1,788
	BP Capital Markets America Inc.	4.234%	11/6/2028	1,670	1,671
	BP Capital Markets America Inc.	4.970%	10/17/2029	625	638
	BP Capital Markets America Inc.	4.868%	11/25/2029	1,000	1,018
	BP Capital Markets America Inc.	3.633%	4/6/2030	2,600	2,531
	BP Capital Markets America Inc.	1.749%	8/10/2030	900	805
	BP Capital Markets America Inc.	2.721%	1/12/2032	900	814
	BP Capital Markets America Inc.	4.812%	2/13/2033	1,900	1,906
	BP Capital Markets America Inc.	4.893%	9/11/2033	2,348	2,363
	BP Capital Markets America Inc.	4.989%	4/10/2034	870	876
	BP Capital Markets America Inc.	5.227%	11/17/2034	1,625	1,658
	BP Capital Markets America Inc.	3.060%	6/17/2041	1,505	1,134
	BP Capital Markets America Inc.	3.000%	2/24/2050	1,680	1,082
	BP Capital Markets America Inc.	2.772%	11/10/2050	1,455	893
	BP Capital Markets America Inc.	2.939%	6/4/2051	1,900	1,197
	BP Capital Markets America Inc.	3.001%	3/17/2052	1,000	633
	BP Capital Markets America Inc.	3.379%	2/8/2061	1,900	1,228
	BP Capital Markets plc	3.279%	9/19/2027	2,135	2,108
	BP Capital Markets plc	3.723%	11/28/2028	685	675
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	2,000	1,988
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	175	178
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	500	470
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	975	1,082
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	300	323
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	200	202
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	400	417
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	350	374
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	1,000	1,052
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	325	353
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	395	344
	Cenovus Energy Inc.	4.650%	3/20/2031	300	298
	Cenovus Energy Inc.	2.650%	1/15/2032	450	400
	Cenovus Energy Inc.	5.400%	3/20/2036	500	497
	Cenovus Energy Inc.	5.250%	6/15/2037	282	273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cenovus Energy Inc.	6.750%	11/15/2039	195	212
	Cenovus Energy Inc.	5.400%	6/15/2047	827	748
	Cenovus Energy Inc.	3.750%	2/15/2052	700	489
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	1,050	1,056
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	3,740	3,636
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	600	508
	Cheniere Energy Inc.	4.625%	10/15/2028	1,193	1,189
	Cheniere Energy Inc.	5.650%	4/15/2034	1,265	1,303
[10]	Cheniere Energy Inc.	5.200%	7/30/2036	536	530
[10]	Cheniere Energy Inc.	6.000%	7/30/2056	750	747
	Cheniere Energy Partners LP	4.500%	10/1/2029	1,300	1,292
	Cheniere Energy Partners LP	4.000%	3/1/2031	3,694	3,547
	Cheniere Energy Partners LP	3.250%	1/31/2032	1,500	1,366
	Cheniere Energy Partners LP	5.950%	6/30/2033	1,100	1,154
	Cheniere Energy Partners LP	5.550%	10/30/2035	1,150	1,169
	Chevron Corp.	2.236%	5/11/2030	2,200	2,031
	Chevron USA Inc.	1.018%	8/12/2027	500	480
	Chevron USA Inc.	3.950%	8/13/2027	794	794
	Chevron USA Inc.	3.850%	1/15/2028	2,250	2,242
	Chevron USA Inc.	4.475%	2/26/2028	375	378
	Chevron USA Inc.	4.050%	8/13/2028	1,420	1,421
	Chevron USA Inc.	4.687%	4/15/2030	445	452
	Chevron USA Inc.	4.300%	10/15/2030	455	456
	Chevron USA Inc.	4.819%	4/15/2032	485	495
	Chevron USA Inc.	4.500%	10/15/2032	1,206	1,210
	Chevron USA Inc.	4.980%	4/15/2035	230	233
	Chevron USA Inc.	4.850%	10/15/2035	1,200	1,204
	Chevron USA Inc.	2.343%	8/12/2050	500	288
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	970	880
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	600	456
	CNOOC Finance 2014 ULC	4.875%	4/30/2044	200	195
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	1,125	1,129
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	500	548
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	1,075	1,242
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	422	412
	ConocoPhillips	5.900%	10/15/2032	400	430
	ConocoPhillips	5.900%	5/15/2038	1,255	1,328
	ConocoPhillips	6.500%	2/1/2039	1,175	1,300
	ConocoPhillips	4.875%	10/1/2047	477	420
	ConocoPhillips Co.	4.700%	1/15/2030	1,150	1,161
	ConocoPhillips Co.	4.850%	1/15/2032	550	559
	ConocoPhillips Co.	5.000%	1/15/2035	2,150	2,159
	ConocoPhillips Co.	3.758%	3/15/2042	719	580
	ConocoPhillips Co.	4.300%	11/15/2044	750	629
	ConocoPhillips Co.	3.800%	3/15/2052	920	673
	ConocoPhillips Co.	5.300%	5/15/2053	915	846
	ConocoPhillips Co.	5.500%	1/15/2055	3,000	2,866
	ConocoPhillips Co.	4.025%	3/15/2062	1,675	1,206
	ConocoPhillips Co.	5.700%	9/15/2063	500	481
	ConocoPhillips Co.	5.650%	1/15/2065	550	524
	Continental Resources Inc.	4.375%	1/15/2028	600	595
	Continental Resources Inc.	4.900%	6/1/2044	650	514
	Coterra Energy Inc.	3.900%	5/15/2027	700	695
	Coterra Energy Inc.	4.375%	3/15/2029	600	598
	Coterra Energy Inc.	5.600%	3/15/2034	320	327
	Coterra Energy Inc.	5.400%	2/15/2035	200	201
	Coterra Energy Inc.	5.900%	2/15/2055	835	796
	DCP Midstream Operating LP	5.625%	7/15/2027	195	198
	DCP Midstream Operating LP	5.125%	5/15/2029	465	472
	DCP Midstream Operating LP	8.125%	8/16/2030	250	285
	DCP Midstream Operating LP	3.250%	2/15/2032	263	239
	DCP Midstream Operating LP	5.600%	4/1/2044	400	380
	Devon Energy Corp.	4.500%	1/15/2030	518	516
	Devon Energy Corp.	7.875%	9/30/2031	590	678
	Devon Energy Corp.	7.950%	4/15/2032	245	282
	Devon Energy Corp.	5.600%	7/15/2041	315	305
	Devon Energy Corp.	4.750%	5/15/2042	630	553
	Devon Energy Corp.	5.750%	9/15/2054	1,575	1,481
	Diamondback Energy Inc.	5.200%	4/18/2027	710	716
	Diamondback Energy Inc.	3.500%	12/1/2029	650	627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diamondback Energy Inc.	5.150%	1/30/2030	710	725
	Diamondback Energy Inc.	3.125%	3/24/2031	600	557
	Diamondback Energy Inc.	6.250%	3/15/2033	1,255	1,340
	Diamondback Energy Inc.	5.400%	4/18/2034	1,085	1,102
	Diamondback Energy Inc.	5.550%	4/1/2035	882	900
	Diamondback Energy Inc.	4.400%	3/24/2051	500	399
	Diamondback Energy Inc.	4.250%	3/15/2052	700	542
	Diamondback Energy Inc.	6.250%	3/15/2053	550	556
	Diamondback Energy Inc.	5.750%	4/18/2054	1,255	1,188
	Diamondback Energy Inc.	5.900%	4/18/2064	1,535	1,458
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	200	207
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	400	376
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	700	711
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	1,000	947
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	400	341
[5]	Enbridge Energy Partners LP	7.500%	4/15/2038	300	348
	Enbridge Energy Partners LP	5.500%	9/15/2040	575	562
	Enbridge Energy Partners LP	7.375%	10/15/2045	800	914
	Enbridge Inc.	5.250%	4/5/2027	625	630
	Enbridge Inc.	4.600%	6/20/2028	175	176
	Enbridge Inc.	6.000%	11/15/2028	605	628
	Enbridge Inc.	4.200%	11/20/2028	400	397
	Enbridge Inc.	5.300%	4/5/2029	625	638
	Enbridge Inc.	3.125%	11/15/2029	825	786
	Enbridge Inc.	4.900%	6/20/2030	425	429
	Enbridge Inc.	6.200%	11/15/2030	605	642
	Enbridge Inc.	4.500%	2/15/2031	623	616
	Enbridge Inc.	5.700%	3/8/2033	1,915	1,985
	Enbridge Inc.	2.500%	8/1/2033	1,200	1,020
	Enbridge Inc.	5.625%	4/5/2034	750	774
	Enbridge Inc.	5.200%	11/20/2035	368	366
	Enbridge Inc.	4.500%	6/10/2044	925	771
	Enbridge Inc.	5.500%	12/1/2046	650	620
	Enbridge Inc.	4.000%	11/15/2049	325	245
	Enbridge Inc.	3.400%	8/1/2051	1,000	670
	Enbridge Inc.	6.700%	11/15/2053	1,040	1,130
	Enbridge Inc.	5.950%	4/5/2054	1,050	1,043
	Enbridge Inc.	7.200%	6/27/2054	1,790	1,883
	Enbridge Inc.	7.375%	3/15/2055	350	366
[5]	Energy Transfer LP	5.500%	6/1/2027	1,000	1,009
	Energy Transfer LP	5.550%	2/15/2028	300	306
	Energy Transfer LP	4.950%	5/15/2028	800	807
	Energy Transfer LP	4.950%	6/15/2028	1,500	1,516
	Energy Transfer LP	5.250%	4/15/2029	1,300	1,325
	Energy Transfer LP	5.250%	7/1/2029	311	318
	Energy Transfer LP	4.150%	9/15/2029	550	543
	Energy Transfer LP	5.200%	4/1/2030	100	102
	Energy Transfer LP	3.750%	5/15/2030	1,775	1,716
	Energy Transfer LP	6.400%	12/1/2030	300	321
	Energy Transfer LP	4.550%	1/15/2031	794	787
	Energy Transfer LP	5.750%	2/15/2033	1,150	1,196
	Energy Transfer LP	6.550%	12/1/2033	2,130	2,300
	Energy Transfer LP	5.550%	5/15/2034	1,500	1,526
	Energy Transfer LP	5.600%	9/1/2034	999	1,019
	Energy Transfer LP	4.900%	3/15/2035	250	242
	Energy Transfer LP	5.700%	4/1/2035	429	440
	Energy Transfer LP	5.350%	1/15/2036	658	654
	Energy Transfer LP	6.625%	10/15/2036	350	379
[5]	Energy Transfer LP	5.800%	6/15/2038	1,080	1,094
	Energy Transfer LP	7.500%	7/1/2038	800	917
	Energy Transfer LP	6.050%	6/1/2041	875	876
	Energy Transfer LP	6.500%	2/1/2042	300	312
	Energy Transfer LP	5.150%	2/1/2043	425	376
	Energy Transfer LP	5.300%	4/1/2044	950	851
	Energy Transfer LP	5.000%	5/15/2044	450	390
	Energy Transfer LP	5.150%	3/15/2045	500	436
	Energy Transfer LP	5.350%	5/15/2045	475	424
	Energy Transfer LP	6.125%	12/15/2045	1,050	1,026
	Energy Transfer LP	5.300%	4/15/2047	1,705	1,505
	Energy Transfer LP	5.400%	10/1/2047	565	502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	6.000%	6/15/2048	1,350	1,298
	Energy Transfer LP	6.250%	4/15/2049	1,200	1,177
	Energy Transfer LP	5.000%	5/15/2050	2,150	1,783
	Energy Transfer LP	5.950%	5/15/2054	2,700	2,534
	Energy Transfer LP	6.050%	9/1/2054	2,192	2,088
	Energy Transfer LP	6.200%	4/1/2055	859	834
	Energy Transfer LP	6.300%	1/15/2056	450	444
	Enterprise Products Operating LLC	4.300%	6/20/2028	900	901
	Enterprise Products Operating LLC	3.125%	7/31/2029	1,550	1,494
	Enterprise Products Operating LLC	2.800%	1/31/2030	1,226	1,157
	Enterprise Products Operating LLC	4.600%	1/15/2031	1,675	1,678
	Enterprise Products Operating LLC	5.350%	1/31/2033	265	274
	Enterprise Products Operating LLC	4.850%	1/31/2034	550	549
	Enterprise Products Operating LLC	4.950%	2/15/2035	1,410	1,408
	Enterprise Products Operating LLC	5.200%	1/15/2036	1,125	1,131
	Enterprise Products Operating LLC	7.550%	4/15/2038	300	355
	Enterprise Products Operating LLC	6.450%	9/1/2040	520	572
	Enterprise Products Operating LLC	5.950%	2/1/2041	220	229
	Enterprise Products Operating LLC	5.700%	2/15/2042	345	346
	Enterprise Products Operating LLC	4.850%	8/15/2042	850	774
	Enterprise Products Operating LLC	4.450%	2/15/2043	1,000	865
	Enterprise Products Operating LLC	4.850%	3/15/2044	1,110	1,002
	Enterprise Products Operating LLC	5.100%	2/15/2045	982	908
	Enterprise Products Operating LLC	4.900%	5/15/2046	500	446
	Enterprise Products Operating LLC	4.250%	2/15/2048	1,200	967
	Enterprise Products Operating LLC	4.800%	2/1/2049	1,000	870
	Enterprise Products Operating LLC	4.200%	1/31/2050	1,100	873
	Enterprise Products Operating LLC	3.700%	1/31/2051	1,000	723
	Enterprise Products Operating LLC	3.200%	2/15/2052	500	327
	Enterprise Products Operating LLC	3.300%	2/15/2053	950	628
	Enterprise Products Operating LLC	4.950%	10/15/2054	117	103
	Enterprise Products Operating LLC	5.550%	2/16/2055	1,250	1,202
	Enterprise Products Operating LLC	3.950%	1/31/2060	1,100	792
[5]	Enterprise Products Operating LLC	5.250%	8/16/2077	400	396
[5]	Enterprise Products Operating LLC	5.375%	2/15/2078	1,225	1,211
	EOG Resources Inc.	4.400%	7/15/2028	325	326
	EOG Resources Inc.	4.400%	1/15/2031	300	298
	EOG Resources Inc.	5.000%	7/15/2032	1,344	1,362
	EOG Resources Inc.	3.900%	4/1/2035	560	515
	EOG Resources Inc.	5.350%	1/15/2036	1,200	1,218
	EOG Resources Inc.	4.950%	4/15/2050	700	618
	EOG Resources Inc.	5.650%	12/1/2054	800	779
	EOG Resources Inc.	5.950%	7/15/2055	650	659
	EQT Corp.	5.700%	4/1/2028	550	562
	EQT Corp.	7.000%	2/1/2030	1,000	1,069
	EQT Corp.	5.750%	2/1/2034	250	258
	Expand Energy Corp.	5.375%	2/1/2029	3,740	3,740
	Expand Energy Corp.	5.700%	1/15/2035	1,000	1,015
	Exxon Mobil Corp.	3.482%	3/19/2030	450	438
	Exxon Mobil Corp.	2.610%	10/15/2030	1,875	1,752
	Exxon Mobil Corp.	2.995%	8/16/2039	815	647
	Exxon Mobil Corp.	4.227%	3/19/2040	1,850	1,675
	Exxon Mobil Corp.	3.567%	3/6/2045	750	580
	Exxon Mobil Corp.	4.114%	3/1/2046	1,840	1,516
	Exxon Mobil Corp.	3.095%	8/16/2049	719	485
	Exxon Mobil Corp.	4.327%	3/19/2050	2,300	1,912
	Exxon Mobil Corp.	3.452%	4/15/2051	2,600	1,851
	Halliburton Co.	4.850%	11/15/2035	1,000	973
	Halliburton Co.	6.700%	9/15/2038	755	828
	Halliburton Co.	7.450%	9/15/2039	1,265	1,479
	Halliburton Co.	4.500%	11/15/2041	675	584
	Halliburton Co.	4.750%	8/1/2043	725	634
	Halliburton Co.	5.000%	11/15/2045	509	451
	Helmerich & Payne Inc.	4.650%	12/1/2027	700	700
	Helmerich & Payne Inc.	4.850%	12/1/2029	500	501
	Helmerich & Payne Inc.	2.900%	9/29/2031	565	505
	Helmerich & Payne Inc.	5.500%	12/1/2034	250	246
	Hess Corp.	4.300%	4/1/2027	2,089	2,090
	Hess Corp.	7.300%	8/15/2031	560	633
	Hess Corp.	7.125%	3/15/2033	415	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hess Corp.	5.600%	2/15/2041	1,750	1,782
	Hess Corp.	5.800%	4/1/2047	500	504
	HF Sinclair Corp.	4.500%	10/1/2030	400	392
	HF Sinclair Corp.	5.750%	1/15/2031	550	562
	HF Sinclair Corp.	5.500%	9/1/2032	306	307
	HF Sinclair Corp.	6.250%	1/15/2035	675	697
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	175	198
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	300	312
[5]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	335	374
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	1,290	1,380
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	572	501
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	500	449
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	500	472
	Kinder Morgan Inc.	4.300%	3/1/2028	1,080	1,079
	Kinder Morgan Inc.	5.150%	6/1/2030	150	153
[5]	Kinder Morgan Inc.	7.750%	1/15/2032	835	957
	Kinder Morgan Inc.	4.800%	2/1/2033	500	496
	Kinder Morgan Inc.	5.850%	6/1/2035	4,500	4,716
	Kinder Morgan Inc.	5.550%	6/1/2045	1,375	1,311
	Kinder Morgan Inc.	5.050%	2/15/2046	200	178
	Kinder Morgan Inc.	5.200%	3/1/2048	630	567
	Kinder Morgan Inc.	3.250%	8/1/2050	500	325
	Kinder Morgan Inc.	3.600%	2/15/2051	480	331
	Kinder Morgan Inc.	5.450%	8/1/2052	530	489
	Marathon Petroleum Corp.	3.800%	4/1/2028	1,150	1,136
	Marathon Petroleum Corp.	5.150%	3/1/2030	515	526
	Marathon Petroleum Corp.	5.700%	3/1/2035	3,860	3,960
	Marathon Petroleum Corp.	6.500%	3/1/2041	1,075	1,145
	Marathon Petroleum Corp.	4.750%	9/15/2044	200	170
	Marathon Petroleum Corp.	4.500%	4/1/2048	650	514
	Marathon Petroleum Corp.	5.000%	9/15/2054	325	272
	MPLX LP	4.250%	12/1/2027	1,010	1,007
	MPLX LP	2.650%	8/15/2030	735	677
	MPLX LP	4.950%	9/1/2032	571	570
	MPLX LP	5.000%	3/1/2033	1,000	994
	MPLX LP	5.500%	6/1/2034	5,100	5,159
	MPLX LP	5.400%	4/1/2035	351	350
	MPLX LP	5.400%	9/15/2035	1,690	1,683
	MPLX LP	5.300%	4/1/2036	1,075	1,060
	MPLX LP	4.700%	4/15/2048	1,255	1,022
	MPLX LP	5.500%	2/15/2049	1,260	1,141
	MPLX LP	5.950%	4/1/2055	346	330
	MPLX LP	6.200%	9/15/2055	800	789
	MPLX LP	6.100%	4/1/2056	500	486
	NOV Inc.	3.600%	12/1/2029	500	483
	NOV Inc.	3.950%	12/1/2042	800	629
	Occidental Petroleum Corp.	8.875%	7/15/2030	811	924
	Occidental Petroleum Corp.	6.625%	9/1/2030	158	169
	Occidental Petroleum Corp.	7.500%	5/1/2031	704	784
	Occidental Petroleum Corp.	7.875%	9/15/2031	392	445
	Occidental Petroleum Corp.	5.550%	10/1/2034	1,450	1,474
	Occidental Petroleum Corp.	6.450%	9/15/2036	1,388	1,482
	Occidental Petroleum Corp.	7.950%	6/15/2039	323	377
	Occidental Petroleum Corp.	6.200%	3/15/2040	788	804
	Occidental Petroleum Corp.	6.600%	3/15/2046	905	936
	Occidental Petroleum Corp.	4.400%	4/15/2046	344	272
	Occidental Petroleum Corp.	4.200%	3/15/2048	244	182
	Occidental Petroleum Corp.	6.050%	10/1/2054	835	811
	ONEOK Inc.	4.000%	7/13/2027	1,150	1,143
	ONEOK Inc.	4.250%	9/24/2027	1,300	1,297
	ONEOK Inc.	4.550%	7/15/2028	800	801
	ONEOK Inc.	5.650%	11/1/2028	500	513
	ONEOK Inc.	5.375%	6/1/2029	415	423
	ONEOK Inc.	3.400%	9/1/2029	1,810	1,741
	ONEOK Inc.	3.100%	3/15/2030	1,000	943
	ONEOK Inc.	3.250%	6/1/2030	500	472
	ONEOK Inc.	6.350%	1/15/2031	1,000	1,063
	ONEOK Inc.	4.750%	10/15/2031	600	594
	ONEOK Inc.	4.950%	10/15/2032	592	587
	ONEOK Inc.	6.050%	9/1/2033	1,400	1,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	5.650%	9/1/2034	1,815	1,847
	ONEOK Inc.	5.050%	11/1/2034	782	762
	ONEOK Inc.	5.400%	10/15/2035	1,200	1,192
	ONEOK Inc.	5.150%	10/15/2043	350	310
	ONEOK Inc.	5.600%	4/1/2044	295	271
	ONEOK Inc.	5.050%	4/1/2045	370	317
	ONEOK Inc.	4.250%	9/15/2046	300	229
	ONEOK Inc.	4.950%	7/13/2047	775	658
	ONEOK Inc.	4.200%	10/3/2047	725	548
	ONEOK Inc.	5.200%	7/15/2048	650	571
	ONEOK Inc.	4.850%	2/1/2049	200	164
	ONEOK Inc.	4.450%	9/1/2049	485	384
	ONEOK Inc.	3.950%	3/1/2050	625	442
	ONEOK Inc.	7.150%	1/15/2051	330	356
	ONEOK Inc.	6.625%	9/1/2053	1,500	1,541
	ONEOK Inc.	6.250%	10/15/2055	1,450	1,422
	ONEOK Inc.	5.850%	11/1/2064	665	607
	ONEOK Partners LP	6.650%	10/1/2036	360	387
	ONEOK Partners LP	6.850%	10/15/2037	300	327
	ONEOK Partners LP	6.125%	2/1/2041	1,040	1,054
	Ovintiv Inc.	5.650%	5/15/2028	560	575
	Ovintiv Inc.	7.375%	11/1/2031	450	498
	Ovintiv Inc.	6.250%	7/15/2033	400	422
	Ovintiv Inc.	6.500%	8/15/2034	700	747
	Ovintiv Inc.	6.625%	8/15/2037	830	884
	Ovintiv Inc.	7.100%	7/15/2053	400	433
	Patterson-UTI Energy Inc.	3.950%	2/1/2028	400	392
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	285	286
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	325	349
	Phillips 66	3.900%	3/15/2028	600	595
	Phillips 66	2.150%	12/15/2030	800	717
	Phillips 66	4.650%	11/15/2034	500	484
	Phillips 66	5.875%	5/1/2042	401	401
	Phillips 66	4.875%	11/15/2044	1,750	1,521
	Phillips 66 Co.	3.750%	3/1/2028	400	396
	Phillips 66 Co.	3.150%	12/15/2029	250	238
	Phillips 66 Co.	5.250%	6/15/2031	500	513
	Phillips 66 Co.	5.300%	6/30/2033	1,150	1,170
	Phillips 66 Co.	4.950%	3/15/2035	505	498
	Phillips 66 Co.	5.650%	6/15/2054	800	745
[5]	Phillips 66 Co.	5.875%	3/15/2056	676	666
[5]	Phillips 66 Co.	6.200%	3/15/2056	549	547
	Pioneer Natural Resources Co.	1.900%	8/15/2030	370	333
	Pioneer Natural Resources Co.	2.150%	1/15/2031	1,375	1,240
	Plains All American Pipeline LP	3.550%	12/15/2029	1,200	1,161
	Plains All American Pipeline LP	3.800%	9/15/2030	525	506
	Plains All American Pipeline LP	4.700%	1/15/2031	534	533
	Plains All American Pipeline LP	5.700%	9/15/2034	425	434
	Plains All American Pipeline LP	5.950%	6/15/2035	800	825
	Plains All American Pipeline LP	5.600%	1/15/2036	614	616
	Plains All American Pipeline LP	6.650%	1/15/2037	500	538
	Plains All American Pipeline LP	5.150%	6/1/2042	500	449
	Plains All American Pipeline LP	4.300%	1/31/2043	240	195
	Plains All American Pipeline LP	4.700%	6/15/2044	500	424
	Plains All American Pipeline LP	4.900%	2/15/2045	650	562
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	2,870	2,858
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	12,205	12,125
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	472	493
[10]	Shell Finance US Inc.	3.875%	11/13/2028	889	882
[5]	Shell Finance US Inc.	2.375%	11/7/2029	1,861	1,746
[5]	Shell Finance US Inc.	2.750%	4/6/2030	1,405	1,323
	Shell Finance US Inc.	4.125%	11/6/2030	481	476
[5]	Shell Finance US Inc.	4.125%	5/11/2035	2,125	2,016
	Shell Finance US Inc.	4.750%	1/6/2036	825	811
[10]	Shell Finance US Inc.	6.375%	12/15/2038	1,670	1,837
[10]	Shell Finance US Inc.	5.500%	3/25/2040	700	707
[5]	Shell Finance US Inc.	4.550%	8/12/2043	1,100	968
[5]	Shell Finance US Inc.	4.375%	5/11/2045	2,000	1,700
[5]	Shell Finance US Inc.	4.000%	5/10/2046	1,715	1,363
[5]	Shell Finance US Inc.	3.750%	9/12/2046	375	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Shell Finance US Inc.	3.125%	11/7/2049	495	328
[5]	Shell Finance US Inc.	3.250%	4/6/2050	1,735	1,180
[10]	Shell Finance US Inc.	3.000%	11/26/2051	950	607
	Shell International Finance BV	2.875%	11/26/2041	500	363
	Shell International Finance BV	3.625%	8/21/2042	525	413
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	250	251
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	830	836
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	1,045	1,038
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	580	552
	Spectra Energy Partners LP	5.950%	9/25/2043	400	397
	Spectra Energy Partners LP	4.500%	3/15/2045	220	184
	Suncor Energy Inc.	7.150%	2/1/2032	500	554
	Suncor Energy Inc.	5.950%	12/1/2034	1,100	1,151
	Suncor Energy Inc.	6.800%	5/15/2038	381	416
	Suncor Energy Inc.	6.850%	6/1/2039	350	383
	Suncor Energy Inc.	4.000%	11/15/2047	700	528
	Suncor Energy Inc.	3.750%	3/4/2051	625	440
	Targa Resources Corp.	4.350%	1/15/2029	342	341
	Targa Resources Corp.	6.150%	3/1/2029	800	834
	Targa Resources Corp.	4.900%	9/15/2030	425	429
	Targa Resources Corp.	4.200%	2/1/2033	950	901
	Targa Resources Corp.	6.125%	3/15/2033	1,081	1,143
	Targa Resources Corp.	5.500%	2/15/2035	830	838
	Targa Resources Corp.	5.550%	8/15/2035	729	735
	Targa Resources Corp.	5.650%	2/15/2036	165	167
	Targa Resources Corp.	5.400%	7/30/2036	985	978
	Targa Resources Corp.	4.950%	4/15/2052	765	640
	Targa Resources Corp.	6.250%	7/1/2052	250	249
	Targa Resources Corp.	6.500%	2/15/2053	700	718
	Targa Resources Corp.	6.125%	5/15/2055	729	713
	Targa Resources Partners LP	5.000%	1/15/2028	600	599
	Targa Resources Partners LP	5.500%	3/1/2030	5,295	5,348
	Targa Resources Partners LP	4.875%	2/1/2031	900	899
	Targa Resources Partners LP	4.000%	1/15/2032	940	891
	TC PipeLines LP	3.900%	5/25/2027	200	199
	TotalEnergies Capital International SA	3.455%	2/19/2029	1,775	1,744
	TotalEnergies Capital International SA	2.829%	1/10/2030	1,695	1,608
	TotalEnergies Capital International SA	3.461%	7/12/2049	860	607
	TotalEnergies Capital International SA	3.127%	5/29/2050	1,920	1,267
	TotalEnergies Capital International SA	3.386%	6/29/2060	500	321
	TotalEnergies Capital SA	3.883%	10/11/2028	500	499
	TotalEnergies Capital SA	5.150%	4/5/2034	2,650	2,712
	TotalEnergies Capital SA	4.724%	9/10/2034	1,774	1,765
	TotalEnergies Capital SA	5.488%	4/5/2054	1,475	1,416
	TotalEnergies Capital SA	5.638%	4/5/2064	2,250	2,163
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	1,164	1,154
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	971	961
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	1,280	1,260
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	1,700	1,692
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	1,900	1,864
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	1,580	1,528
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	295	303
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	625	650
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	850	901
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	600	683
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	830	863
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	2,000	2,029
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	300	298
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	700	666
[10]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	1,855	1,841
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	1,080	902
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	500	377
[10]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	403	394
	Valero Energy Corp.	2.150%	9/15/2027	517	501
	Valero Energy Corp.	4.350%	6/1/2028	315	315
	Valero Energy Corp.	5.150%	2/15/2030	100	102
	Valero Energy Corp.	7.500%	4/15/2032	600	679
	Valero Energy Corp.	5.150%	3/10/2036	600	592
	Valero Energy Corp.	6.625%	6/15/2037	1,355	1,482
	Valero Energy Corp.	3.650%	12/1/2051	875	597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valero Energy Corp.	4.000%	6/1/2052	250	182
	Valero Energy Partners LP	4.500%	3/15/2028	400	400
	Viper Energy Partners LLC	4.900%	8/1/2030	140	140
	Viper Energy Partners LLC	5.700%	8/1/2035	370	373
	Western Midstream Operating LP	4.750%	8/15/2028	229	230
	Western Midstream Operating LP	6.350%	1/15/2029	900	937
	Western Midstream Operating LP	4.050%	2/1/2030	1,040	1,011
	Western Midstream Operating LP	4.800%	3/1/2031	400	396
	Western Midstream Operating LP	6.150%	4/1/2033	425	444
	Western Midstream Operating LP	5.450%	11/15/2034	665	659
	Western Midstream Operating LP	5.500%	12/15/2035	315	310
	Western Midstream Operating LP	5.450%	4/1/2044	390	348
	Western Midstream Operating LP	5.300%	3/1/2048	790	668
	Western Midstream Operating LP	5.250%	2/1/2050	1,100	928
	Williams Cos. Inc.	3.750%	6/15/2027	1,325	1,315
	Williams Cos. Inc.	5.300%	8/15/2028	673	687
	Williams Cos. Inc.	4.900%	3/15/2029	900	910
	Williams Cos. Inc.	4.800%	11/15/2029	500	505
	Williams Cos. Inc.	4.625%	6/30/2030	400	400
	Williams Cos. Inc.	3.500%	11/15/2030	1,100	1,045
	Williams Cos. Inc.	2.600%	3/15/2031	1,000	905
	Williams Cos. Inc.	4.650%	8/15/2032	487	481
	Williams Cos. Inc.	5.650%	3/15/2033	729	754
	Williams Cos. Inc.	5.150%	3/15/2034	750	751
	Williams Cos. Inc.	5.600%	3/15/2035	500	511
	Williams Cos. Inc.	5.300%	9/30/2035	600	600
	Williams Cos. Inc.	5.150%	3/15/2036	688	678
	Williams Cos. Inc.	6.300%	4/15/2040	990	1,048
	Williams Cos. Inc.	5.800%	11/15/2043	585	573
	Williams Cos. Inc.	5.400%	3/4/2044	585	545
	Williams Cos. Inc.	5.750%	6/24/2044	600	585
	Williams Cos. Inc.	4.900%	1/15/2045	300	263
	Williams Cos. Inc.	5.100%	9/15/2045	900	814
	Williams Cos. Inc.	4.850%	3/1/2048	675	577
	Williams Cos. Inc.	3.500%	10/15/2051	540	368
	Williams Cos. Inc.	5.300%	8/15/2052	625	563
	Williams Cos. Inc.	5.800%	11/15/2054	625	603
	Williams Cos. Inc.	6.000%	3/15/2055	500	496
	Williams Cos. Inc.	5.950%	3/15/2056	652	642
	Woodside Finance Ltd.	4.900%	5/19/2028	600	605
	Woodside Finance Ltd.	5.400%	5/19/2030	1,167	1,192
	Woodside Finance Ltd.	5.700%	5/19/2032	600	622
	Woodside Finance Ltd.	5.100%	9/12/2034	340	335
	Woodside Finance Ltd.	6.000%	5/19/2035	1,633	1,700
	Woodside Finance Ltd.	5.700%	9/12/2054	625	586
					441,839
Financials (2.8%)
	ACE Capital Trust II	9.700%	4/1/2030	75	88
[5]	Aegon Ltd.	5.500%	4/11/2048	585	584
	AerCap Ireland Capital DAC	3.650%	7/21/2027	875	866
	AerCap Ireland Capital DAC	4.625%	10/15/2027	500	501
	AerCap Ireland Capital DAC	3.875%	1/23/2028	1,000	990
	AerCap Ireland Capital DAC	5.750%	6/6/2028	600	614
	AerCap Ireland Capital DAC	3.000%	10/29/2028	3,700	3,563
	AerCap Ireland Capital DAC	4.125%	2/28/2029	257	254
	AerCap Ireland Capital DAC	4.625%	9/10/2029	1,050	1,048
	AerCap Ireland Capital DAC	6.150%	9/30/2030	600	631
	AerCap Ireland Capital DAC	4.375%	11/15/2030	364	358
	AerCap Ireland Capital DAC	3.300%	1/30/2032	4,000	3,636
	AerCap Ireland Capital DAC	4.750%	1/15/2033	500	486
	AerCap Ireland Capital DAC	3.400%	10/29/2033	1,000	884
	AerCap Ireland Capital DAC	5.300%	1/19/2034	750	747
	AerCap Ireland Capital DAC	4.950%	9/10/2034	900	877
	AerCap Ireland Capital DAC	5.000%	11/15/2035	135	131
	AerCap Ireland Capital DAC	3.850%	10/29/2041	2,400	1,917
	AerCap Ireland Capital DAC	6.950%	3/10/2055	200	205
	AerCap Ireland Capital DAC	6.500%	1/31/2056	150	150
	Affiliated Managers Group Inc.	3.300%	6/15/2030	500	469
	Affiliated Managers Group Inc.	5.500%	2/15/2036	816	804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aflac Inc.	3.600%	4/1/2030	500	485
	Aflac Inc.	4.750%	1/15/2049	1,080	929
	Air Lease Corp.	3.625%	12/1/2027	1,000	985
	Air Lease Corp.	2.100%	9/1/2028	500	470
	Air Lease Corp.	3.250%	10/1/2029	595	565
[5]	Air Lease Corp.	3.000%	2/1/2030	625	581
[5]	Air Lease Corp.	5.200%	7/15/2031	500	501
[5]	Air Lease Corp.	2.875%	1/15/2032	600	531
	Alleghany Corp.	4.900%	9/15/2044	300	267
	Alleghany Corp.	3.250%	8/15/2051	425	280
	Allstate Corp.	5.050%	6/24/2029	402	410
	Allstate Corp.	1.450%	12/15/2030	500	434
	Allstate Corp.	5.250%	3/30/2033	625	639
	Allstate Corp.	5.550%	5/9/2035	605	625
	Allstate Corp.	4.500%	6/15/2043	1,550	1,321
	Allstate Corp.	4.200%	12/15/2046	525	416
	Allstate Corp.	3.850%	8/10/2049	400	297
[5]	Allstate Corp.	6.500%	5/15/2057	650	664
	Ally Financial Inc.	4.750%	6/9/2027	500	501
	Ally Financial Inc.	7.100%	11/15/2027	500	518
	Ally Financial Inc.	5.737%	5/15/2029	100	102
	Ally Financial Inc.	6.992%	6/13/2029	600	625
[5]	Ally Financial Inc.	8.000%	11/1/2031	2,308	2,559
	American Express Co.	3.300%	5/3/2027	1,960	1,943
	American Express Co.	5.043%	7/26/2028	1,275	1,286
	American Express Co.	4.731%	4/25/2029	1,000	1,006
	American Express Co.	4.351%	7/20/2029	3,000	2,998
	American Express Co.	5.282%	7/27/2029	800	814
	American Express Co.	5.085%	1/30/2031	700	712
	American Express Co.	5.016%	4/25/2031	8,200	8,328
	American Express Co.	6.489%	10/30/2031	800	859
	American Express Co.	4.918%	7/20/2033	1,825	1,830
	American Express Co.	4.420%	8/3/2033	1,500	1,463
	American Express Co.	5.043%	5/1/2034	892	894
	American Express Co.	5.625%	7/28/2034	500	511
	American Express Co.	5.915%	4/25/2035	420	435
	American Express Co.	5.284%	7/26/2035	1,275	1,286
	American Express Co.	5.442%	1/30/2036	800	814
	American Express Co.	5.667%	4/25/2036	2,700	2,792
	American Express Co.	4.804%	10/24/2036	1,500	1,450
	American Express Co.	4.050%	12/3/2042	621	516
	American Financial Group Inc.	5.250%	4/2/2030	318	326
	American Financial Group Inc.	4.500%	6/15/2047	500	404
	American International Group Inc.	3.400%	6/30/2030	4,115	3,925
	American International Group Inc.	3.875%	1/15/2035	400	367
	American International Group Inc.	4.500%	7/16/2044	988	842
	American International Group Inc.	4.750%	4/1/2048	845	731
	American International Group Inc.	4.375%	6/30/2050	1,000	810
	American National Group Inc.	5.000%	6/15/2027	300	299
	American National Group Inc.	5.750%	10/1/2029	250	253
	American National Group Inc.	6.000%	7/15/2035	700	682
	Ameriprise Financial Inc.	5.700%	12/15/2028	500	517
	Ameriprise Financial Inc.	4.500%	5/13/2032	500	496
	Ameriprise Financial Inc.	5.150%	5/15/2033	650	662
	Ameriprise Financial Inc.	5.200%	4/15/2035	640	638
	Aon Corp.	2.850%	5/28/2027	500	491
	Aon Corp.	4.500%	12/15/2028	600	602
	Aon Corp.	3.750%	5/2/2029	630	619
	Aon Corp.	2.800%	5/15/2030	1,620	1,510
	Aon Corp.	2.050%	8/23/2031	750	655
	Aon Corp.	6.250%	9/30/2040	150	160
	Aon Corp.	2.900%	8/23/2051	1,000	607
	Aon Corp.	3.900%	2/28/2052	500	363
	Aon Global Ltd.	4.600%	6/14/2044	625	529
	Aon Global Ltd.	4.750%	5/15/2045	695	599
	Aon North America Inc.	5.150%	3/1/2029	760	776
	Aon North America Inc.	5.300%	3/1/2031	550	562
	Aon North America Inc.	5.450%	3/1/2034	1,450	1,482
	Aon North America Inc.	5.750%	3/1/2054	1,700	1,637
[10]	Apollo Debt Solutions BDC	5.200%	12/8/2028	200	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apollo Debt Solutions BDC	6.900%	4/13/2029	850	870
	Apollo Debt Solutions BDC	5.875%	8/30/2030	375	369
[10]	Apollo Debt Solutions BDC	5.700%	1/23/2031	600	586
	Apollo Debt Solutions BDC	6.700%	7/29/2031	1,150	1,165
	Apollo Debt Solutions BDC	6.550%	3/15/2032	350	351
	Apollo Global Management Inc.	6.375%	11/15/2033	500	530
	Apollo Global Management Inc.	5.150%	8/12/2035	357	346
	Apollo Global Management Inc.	5.700%	3/30/2036	827	828
	Apollo Global Management Inc.	5.800%	5/21/2054	625	580
	Apollo Global Management Inc.	6.000%	12/15/2054	400	374
	Arch Capital Finance LLC	5.031%	12/15/2046	100	90
	Arch Capital Group Ltd.	7.350%	5/1/2034	500	566
	Arch Capital Group Ltd.	3.635%	6/30/2050	975	696
	Arch Capital Group US Inc.	5.144%	11/1/2043	275	254
	Ares Capital Corp.	2.875%	6/15/2027	319	311
	Ares Capital Corp.	5.875%	3/1/2029	820	826
	Ares Capital Corp.	5.950%	7/15/2029	700	704
	Ares Capital Corp.	5.500%	9/1/2030	625	614
	Ares Capital Corp.	5.100%	1/15/2031	1,075	1,034
	Ares Capital Corp.	5.250%	4/12/2031	333	322
	Ares Capital Corp.	3.200%	11/15/2031	500	433
	Ares Capital Corp.	5.800%	3/8/2032	811	800
	Ares Strategic Income Fund	5.700%	3/15/2028	850	849
[10]	Ares Strategic Income Fund	5.450%	9/9/2028	300	297
[10]	Ares Strategic Income Fund	4.850%	1/15/2029	825	800
	Ares Strategic Income Fund	6.350%	8/15/2029	625	628
	Ares Strategic Income Fund	5.600%	2/15/2030	625	609
[10]	Ares Strategic Income Fund	5.800%	9/9/2030	550	536
[10]	Ares Strategic Income Fund	5.150%	1/15/2031	900	850
[10]	Ares Strategic Income Fund	5.550%	4/15/2031	610	585
	Ares Strategic Income Fund	6.200%	3/21/2032	625	613
	Arthur J Gallagher & Co.	4.600%	12/15/2027	170	171
	Arthur J Gallagher & Co.	4.850%	12/15/2029	120	121
	Arthur J Gallagher & Co.	2.400%	11/9/2031	500	439
	Arthur J Gallagher & Co.	5.000%	2/15/2032	140	140
	Arthur J Gallagher & Co.	5.500%	3/2/2033	500	513
	Arthur J Gallagher & Co.	6.500%	2/15/2034	450	486
	Arthur J Gallagher & Co.	5.150%	2/15/2035	2,490	2,471
	Arthur J Gallagher & Co.	3.500%	5/20/2051	500	341
	Arthur J Gallagher & Co.	3.050%	3/9/2052	500	308
	Arthur J Gallagher & Co.	5.750%	3/2/2053	500	478
	Arthur J Gallagher & Co.	6.750%	2/15/2054	450	486
	Arthur J Gallagher & Co.	5.750%	7/15/2054	400	383
	Arthur J Gallagher & Co.	5.550%	2/15/2055	1,196	1,115
	Associated Banc-Corp.	6.455%	8/29/2030	150	153
	Assurant Inc.	4.900%	3/27/2028	400	402
	Assurant Inc.	5.550%	2/15/2036	400	400
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	450	466
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	500	463
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	500	337
	Athene Holding Ltd.	4.125%	1/12/2028	835	825
	Athene Holding Ltd.	3.500%	1/15/2031	3,000	2,786
	Athene Holding Ltd.	5.875%	1/15/2034	800	797
	Athene Holding Ltd.	3.950%	5/25/2051	200	135
	Athene Holding Ltd.	3.450%	5/15/2052	700	426
	Athene Holding Ltd.	6.250%	4/1/2054	845	776
	Athene Holding Ltd.	6.625%	10/15/2054	500	461
	Athene Holding Ltd.	6.625%	5/19/2055	200	193
	Athene Holding Ltd.	6.875%	6/28/2055	500	467
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	600	606
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	1,250	1,265
	AXA SA	8.600%	12/15/2030	540	623
[5]	AXIS Specialty Finance LLC	4.900%	1/15/2040	250	239
	AXIS Specialty Finance plc	4.000%	12/6/2027	1,500	1,490
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	400	387
	Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	300	287
	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	800	791
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	600	677
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	800	832
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	1,200	1,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	4.250%	4/11/2027	2,000	1,997
	Banco Santander SA	5.294%	8/18/2027	900	909
	Banco Santander SA	3.800%	2/23/2028	2,200	2,172
	Banco Santander SA	4.379%	4/12/2028	1,200	1,196
[5]	Banco Santander SA	5.365%	7/15/2028	600	606
	Banco Santander SA	6.607%	11/7/2028	3,800	3,994
	Banco Santander SA	3.306%	6/27/2029	500	482
	Banco Santander SA	5.538%	3/14/2030	800	819
	Banco Santander SA	3.490%	5/28/2030	1,000	952
	Banco Santander SA	2.749%	12/3/2030	1,200	1,078
	Banco Santander SA	2.958%	3/25/2031	1,000	916
	Banco Santander SA	5.439%	7/15/2031	400	411
	Banco Santander SA	3.225%	11/22/2032	800	718
	Banco Santander SA	6.921%	8/8/2033	1,400	1,511
	Banco Santander SA	6.938%	11/7/2033	800	897
	Banco Santander SA	6.350%	3/14/2034	800	840
	Banco Santander SA	6.033%	1/17/2035	1,200	1,256
	Banco Santander SA	5.127%	11/6/2035	1,000	975
[5]	Bank of America Corp.	3.705%	4/24/2028	1,400	1,389
[5]	Bank of America Corp.	3.593%	7/21/2028	3,008	2,976
[5]	Bank of America Corp.	4.948%	7/22/2028	1,300	1,308
	Bank of America Corp.	6.204%	11/10/2028	1,725	1,772
[5]	Bank of America Corp.	3.419%	12/20/2028	6,357	6,245
[5]	Bank of America Corp.	3.970%	3/5/2029	1,425	1,412
	Bank of America Corp.	5.202%	4/25/2029	2,050	2,079
[5]	Bank of America Corp.	2.087%	6/14/2029	6,000	5,706
[5]	Bank of America Corp.	4.271%	7/23/2029	6,175	6,149
	Bank of America Corp.	5.819%	9/15/2029	2,400	2,476
[5]	Bank of America Corp.	3.974%	2/7/2030	3,700	3,649
[5]	Bank of America Corp.	3.194%	7/23/2030	2,000	1,919
[5]	Bank of America Corp.	2.884%	10/22/2030	4,175	3,946
	Bank of America Corp.	5.162%	1/24/2031	4,545	4,631
[5]	Bank of America Corp.	2.496%	2/13/2031	625	578
[5]	Bank of America Corp.	2.592%	4/29/2031	6,000	5,543
[5]	Bank of America Corp.	1.922%	10/24/2031	3,000	2,658
	Bank of America Corp.	4.456%	2/6/2032	1,173	1,158
[5]	Bank of America Corp.	2.651%	3/11/2032	1,500	1,360
	Bank of America Corp.	2.687%	4/22/2032	4,575	4,150
	Bank of America Corp.	2.299%	7/21/2032	7,500	6,617
	Bank of America Corp.	2.572%	10/20/2032	1,000	890
	Bank of America Corp.	4.571%	4/27/2033	2,000	1,963
[5]	Bank of America Corp.	5.015%	7/22/2033	4,000	4,025
	Bank of America Corp.	5.288%	4/25/2034	3,150	3,187
	Bank of America Corp.	5.872%	9/15/2034	2,750	2,878
	Bank of America Corp.	5.468%	1/23/2035	4,500	4,590
[5]	Bank of America Corp.	5.425%	8/15/2035	1,550	1,548
	Bank of America Corp.	5.518%	10/25/2035	2,100	2,101
	Bank of America Corp.	5.511%	1/24/2036	1,600	1,631
	Bank of America Corp.	5.464%	5/9/2036	5,950	6,071
	Bank of America Corp.	2.482%	9/21/2036	1,500	1,296
	Bank of America Corp.	6.110%	1/29/2037	810	850
	Bank of America Corp.	5.045%	2/6/2037	3,575	3,527
[5]	Bank of America Corp.	4.244%	4/24/2038	1,100	996
	Bank of America Corp.	7.750%	5/14/2038	1,700	2,017
[5]	Bank of America Corp.	4.078%	4/23/2040	1,425	1,238
[5]	Bank of America Corp.	2.676%	6/19/2041	2,895	2,075
[5]	Bank of America Corp.	5.875%	2/7/2042	1,020	1,050
	Bank of America Corp.	3.311%	4/22/2042	3,945	3,005
[5]	Bank of America Corp.	4.875%	4/1/2044	550	505
[5]	Bank of America Corp.	4.750%	4/21/2045	1,350	1,179
[5]	Bank of America Corp.	4.443%	1/20/2048	2,675	2,240
[5]	Bank of America Corp.	3.946%	1/23/2049	1,175	906
[5]	Bank of America Corp.	4.330%	3/15/2050	700	568
[5]	Bank of America Corp.	4.083%	3/20/2051	5,500	4,251
[5]	Bank of America Corp.	2.831%	10/24/2051	2,000	1,225
[5]	Bank of America Corp.	3.483%	3/13/2052	1,000	694
	Bank of America Corp.	2.972%	7/21/2052	1,500	947
[5]	Bank of America NA	6.000%	10/15/2036	600	632
[5]	Bank of Montreal	4.700%	9/14/2027	500	503
	Bank of Montreal	5.203%	2/1/2028	650	660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Montreal	5.717%	9/25/2028	600	618
	Bank of Montreal	5.511%	6/4/2031	1,325	1,374
[5]	Bank of Montreal	4.439%	1/14/2032	800	788
[5]	Bank of Montreal	3.803%	12/15/2032	1,600	1,573
	Bank of Montreal	3.088%	1/10/2037	600	533
[5]	Bank of New York Mellon Corp.	3.250%	5/16/2027	1,500	1,487
[5]	Bank of New York Mellon Corp.	3.400%	1/29/2028	600	593
	Bank of New York Mellon Corp.	4.441%	6/9/2028	325	325
	Bank of New York Mellon Corp.	4.890%	7/21/2028	850	856
[5]	Bank of New York Mellon Corp.	5.802%	10/25/2028	650	665
[5]	Bank of New York Mellon Corp.	3.000%	10/30/2028	1,000	967
	Bank of New York Mellon Corp.	4.543%	2/1/2029	650	653
	Bank of New York Mellon Corp.	4.729%	4/20/2029	250	252
[5]	Bank of New York Mellon Corp.	3.300%	8/23/2029	500	482
[5]	Bank of New York Mellon Corp.	6.317%	10/25/2029	800	838
	Bank of New York Mellon Corp.	4.026%	1/22/2030	423	419
[5]	Bank of New York Mellon Corp.	4.975%	3/14/2030	825	839
	Bank of New York Mellon Corp.	4.942%	2/11/2031	2,550	2,585
	Bank of New York Mellon Corp.	2.500%	1/26/2032	280	252
	Bank of New York Mellon Corp.	5.060%	7/22/2032	600	611
[5]	Bank of New York Mellon Corp.	4.289%	6/13/2033	5,000	4,864
[5]	Bank of New York Mellon Corp.	5.834%	10/25/2033	650	689
	Bank of New York Mellon Corp.	4.706%	2/1/2034	350	346
[5]	Bank of New York Mellon Corp.	4.967%	4/26/2034	825	826
[5]	Bank of New York Mellon Corp.	5.188%	3/14/2035	825	836
	Bank of New York Mellon Corp.	5.316%	6/6/2036	250	253
[5]	Bank of Nova Scotia	5.400%	6/4/2027	375	380
	Bank of Nova Scotia	5.250%	6/12/2028	800	816
	Bank of Nova Scotia	4.932%	2/14/2029	500	504
[5]	Bank of Nova Scotia	5.450%	8/1/2029	345	356
	Bank of Nova Scotia	4.247%	2/2/2030	450	446
	Bank of Nova Scotia	5.130%	2/14/2031	1,000	1,018
	Bank of Nova Scotia	2.150%	8/1/2031	1,000	882
	Bank of Nova Scotia	2.450%	2/2/2032	500	442
	Bank of Nova Scotia	4.740%	11/10/2032	700	698
	Bank of Nova Scotia	5.650%	2/1/2034	850	885
	Bank of Nova Scotia	4.813%	2/2/2034	400	394
	Bank of Nova Scotia	4.588%	5/4/2037	1,025	981
	BankUnited Inc.	5.125%	6/11/2030	250	250
	Barclays plc	4.337%	1/10/2028	1,000	996
	Barclays plc	4.836%	5/9/2028	4,750	4,752
	Barclays plc	5.501%	8/9/2028	1,225	1,239
	Barclays plc	4.837%	9/10/2028	328	329
	Barclays plc	7.385%	11/2/2028	1,500	1,562
	Barclays plc	5.086%	2/25/2029	840	847
[5]	Barclays plc	4.972%	5/16/2029	1,000	1,006
	Barclays plc	6.490%	9/13/2029	390	406
	Barclays plc	4.476%	11/11/2029	850	845
	Barclays plc	5.690%	3/12/2030	1,475	1,515
	Barclays plc	4.219%	5/24/2030	344	339
[5]	Barclays plc	5.088%	6/20/2030	2,975	2,987
	Barclays plc	4.942%	9/10/2030	594	597
	Barclays plc	5.367%	2/25/2031	850	864
	Barclays plc	2.645%	6/24/2031	1,600	1,465
	Barclays plc	4.521%	2/24/2032	593	580
	Barclays plc	2.667%	3/10/2032	1,750	1,569
	Barclays plc	5.746%	8/9/2033	845	867
	Barclays plc	7.437%	11/2/2033	3,500	3,910
	Barclays plc	6.224%	5/9/2034	1,664	1,746
	Barclays plc	7.119%	6/27/2034	500	545
	Barclays plc	6.692%	9/13/2034	1,050	1,134
	Barclays plc	5.335%	9/10/2035	1,612	1,595
	Barclays plc	3.564%	9/23/2035	700	652
	Barclays plc	5.785%	2/25/2036	4,094	4,146
	Barclays plc	5.207%	2/24/2037	343	332
	Barclays plc	3.811%	3/10/2042	810	628
	Barclays plc	5.250%	8/17/2045	500	463
	Barclays plc	5.860%	8/11/2046	615	606
	Barclays plc	4.950%	1/10/2047	1,300	1,148
	Barclays plc	6.036%	3/12/2055	1,000	1,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barings BDC Inc.	5.200%	9/15/2028	150	147
[10]	Barings Private Credit Corp.	6.150%	6/11/2030	325	315
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	1,500	1,375
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	130	139
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	600	537
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	550	482
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	2,000	1,629
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	1,565	1,283
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	3,980	2,500
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	500	291
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	750	564
	Berkshire Hathaway Inc.	4.500%	2/11/2043	825	751
	BGC Group Inc.	8.000%	5/25/2028	500	527
	BGC Group Inc.	6.150%	4/2/2030	500	509
	BlackRock Funding Inc.	4.600%	7/26/2027	600	604
	BlackRock Funding Inc.	4.700%	3/14/2029	825	838
	BlackRock Funding Inc.	5.000%	3/14/2034	1,075	1,090
	BlackRock Funding Inc.	4.900%	1/8/2035	750	755
	BlackRock Funding Inc.	5.250%	3/14/2054	1,275	1,187
	BlackRock Funding Inc.	5.350%	1/8/2055	750	710
	Blackrock Inc.	3.250%	4/30/2029	1,000	973
	Blackrock Inc.	2.400%	4/30/2030	1,250	1,163
	Blackrock Inc.	1.900%	1/28/2031	915	816
	Blackrock Inc.	2.100%	2/25/2032	950	831
	Blackrock Inc.	4.750%	5/25/2033	825	830
	Blackstone Private Credit Fund	4.950%	9/26/2027	350	346
	Blackstone Private Credit Fund	7.300%	11/27/2028	1,000	1,023
	Blackstone Private Credit Fund	5.950%	7/16/2029	1,275	1,256
	Blackstone Private Credit Fund	5.600%	11/22/2029	500	486
	Blackstone Private Credit Fund	5.050%	9/10/2030	450	425
	Blackstone Private Credit Fund	6.250%	1/25/2031	410	405
	Blackstone Private Credit Fund	5.350%	3/12/2031	750	713
	Blackstone Private Credit Fund	6.000%	1/29/2032	850	824
	Blackstone Private Credit Fund	6.000%	11/22/2034	500	468
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	487	480
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	425	417
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	710	687
	Blackstone Secured Lending Fund	5.875%	11/15/2027	1,000	1,004
	Blackstone Secured Lending Fund	5.350%	4/13/2028	650	646
	Blackstone Secured Lending Fund	2.850%	9/30/2028	750	698
	Blackstone Secured Lending Fund	5.300%	6/30/2030	500	484
	Blackstone Secured Lending Fund	5.125%	1/31/2031	825	791
	Blue Owl Capital Corp.	2.875%	6/11/2028	746	694
	Blue Owl Capital Corp.	5.950%	3/15/2029	500	494
	Blue Owl Capital Corp.	6.200%	7/15/2030	700	691
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	500	513
	Blue Owl Credit Income Corp.	7.750%	1/15/2029	1,350	1,380
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	700	697
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	1,345	1,299
	Blue Owl Finance LLC	3.125%	6/10/2031	546	471
	Blue Owl Finance LLC	6.250%	4/18/2034	850	820
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	300	297
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	1,000	984
	Brighthouse Financial Inc.	5.625%	5/15/2030	500	498
	Brighthouse Financial Inc.	4.700%	6/22/2047	597	405
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	300	305
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	880	858
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	1,000	989
	Brookfield Finance Inc.	3.900%	1/25/2028	1,000	989
	Brookfield Finance Inc.	4.850%	3/29/2029	600	603
	Brookfield Finance Inc.	4.350%	4/15/2030	320	315
	Brookfield Finance Inc.	2.724%	4/15/2031	1,200	1,090
	Brookfield Finance Inc.	6.350%	1/5/2034	500	530
	Brookfield Finance Inc.	5.675%	1/15/2035	500	505
	Brookfield Finance Inc.	4.700%	9/20/2047	750	624
	Brookfield Finance Inc.	3.500%	3/30/2051	250	167
	Brookfield Finance Inc.	3.625%	2/15/2052	500	339
	Brookfield Finance Inc.	5.968%	3/4/2054	730	706
	Brookfield Finance Inc.	5.813%	3/3/2055	500	473
	Brookfield Finance LLC	3.450%	4/15/2050	1,200	789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brown & Brown Inc.	4.700%	6/23/2028	200	201
	Brown & Brown Inc.	4.900%	6/23/2030	175	175
	Brown & Brown Inc.	2.375%	3/15/2031	1,000	881
	Brown & Brown Inc.	4.200%	3/17/2032	500	473
	Brown & Brown Inc.	5.250%	6/23/2032	100	100
	Brown & Brown Inc.	5.550%	6/23/2035	700	699
	Brown & Brown Inc.	4.950%	3/17/2052	475	396
	Brown & Brown Inc.	6.250%	6/23/2055	775	772
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	700	695
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	560	567
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	500	506
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	500	518
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	525	529
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	500	511
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	516	512
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	1,250	1,251
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	950	892
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	1,890	2,021
	Capital One Financial Corp.	3.650%	5/11/2027	1,750	1,736
	Capital One Financial Corp.	3.800%	1/31/2028	2,000	1,977
	Capital One Financial Corp.	5.468%	2/1/2029	2,693	2,734
	Capital One Financial Corp.	6.312%	6/8/2029	550	569
	Capital One Financial Corp.	3.273%	3/1/2030	1,350	1,300
	Capital One Financial Corp.	4.493%	9/11/2031	1,050	1,031
[5]	Capital One Financial Corp.	7.624%	10/30/2031	800	884
	Capital One Financial Corp.	4.722%	1/30/2032	761	749
	Capital One Financial Corp.	2.359%	7/29/2032	800	690
	Capital One Financial Corp.	6.700%	11/29/2032	550	598
	Capital One Financial Corp.	5.817%	2/1/2034	2,297	2,350
	Capital One Financial Corp.	6.377%	6/8/2034	500	527
	Capital One Financial Corp.	7.964%	11/2/2034	1,350	1,547
	Capital One Financial Corp.	6.051%	2/1/2035	2,435	2,518
	Capital One Financial Corp.	5.884%	7/26/2035	529	542
	Capital One Financial Corp.	6.183%	1/30/2036	1,150	1,169
	Capital One Financial Corp.	5.197%	9/11/2036	8,725	8,458
[5]	Capital One NA	4.650%	9/13/2028	500	502
[5]	Capital One NA	2.700%	2/6/2030	400	373
	Capital Southwest Corp.	5.950%	9/18/2030	403	395
	Carlyle Group Inc.	5.050%	9/19/2035	850	822
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	150	149
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	700	660
	Cboe Global Markets Inc.	1.625%	12/15/2030	500	439
	Charles Schwab Corp.	3.300%	4/1/2027	2,237	2,217
	Charles Schwab Corp.	3.200%	1/25/2028	400	394
	Charles Schwab Corp.	4.000%	2/1/2029	440	438
	Charles Schwab Corp.	3.250%	5/22/2029	475	462
	Charles Schwab Corp.	2.750%	10/1/2029	300	284
	Charles Schwab Corp.	6.196%	11/17/2029	1,005	1,050
	Charles Schwab Corp.	2.300%	5/13/2031	1,000	900
	Charles Schwab Corp.	4.343%	11/14/2031	825	816
	Charles Schwab Corp.	1.950%	12/1/2031	1,550	1,351
	Charles Schwab Corp.	2.900%	3/3/2032	825	748
	Charles Schwab Corp.	5.853%	5/19/2034	1,000	1,051
	Charles Schwab Corp.	6.136%	8/24/2034	810	862
	Charles Schwab Corp.	4.914%	11/14/2036	494	480
	Chubb INA Holdings LLC	1.375%	9/15/2030	1,000	874
	Chubb INA Holdings LLC	5.000%	3/15/2034	1,320	1,328
	Chubb INA Holdings LLC	4.900%	8/15/2035	2,035	2,005
	Chubb INA Holdings LLC	6.700%	5/15/2036	180	202
	Chubb INA Holdings LLC	6.000%	5/11/2037	375	400
[5]	Chubb INA Holdings LLC	6.500%	5/15/2038	1,322	1,467
	Chubb INA Holdings LLC	4.150%	3/13/2043	225	189
	Chubb INA Holdings LLC	4.350%	11/3/2045	800	673
	Chubb INA Holdings LLC	2.850%	12/15/2051	500	311
	Chubb INA Holdings LLC	3.050%	12/15/2061	1,000	598
	CI Financial Corp.	3.200%	12/17/2030	707	631
[5]	Cincinnati Financial Corp.	6.920%	5/15/2028	300	315
	Cincinnati Financial Corp.	6.125%	11/1/2034	275	289
	Citibank NA	5.803%	9/29/2028	2,025	2,101
	Citibank NA	4.838%	8/6/2029	1,700	1,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citibank NA	4.914%	5/29/2030	500	508
[5]	Citibank NA	5.570%	4/30/2034	1,200	1,243
	Citigroup Inc.	4.450%	9/29/2027	3,825	3,824
	Citigroup Inc.	4.643%	5/7/2028	725	726
	Citigroup Inc.	4.658%	5/24/2028	1,000	1,002
[5]	Citigroup Inc.	3.668%	7/24/2028	2,675	2,647
	Citigroup Inc.	4.125%	7/25/2028	425	421
[5]	Citigroup Inc.	3.520%	10/27/2028	2,760	2,719
	Citigroup Inc.	5.174%	2/13/2030	2,025	2,056
[5]	Citigroup Inc.	3.980%	3/20/2030	2,000	1,968
	Citigroup Inc.	4.542%	9/19/2030	1,395	1,390
[5]	Citigroup Inc.	2.976%	11/5/2030	1,175	1,109
[5]	Citigroup Inc.	2.666%	1/29/2031	175	162
[5]	Citigroup Inc.	4.412%	3/31/2031	8,750	8,643
	Citigroup Inc.	4.952%	5/7/2031	750	755
[5]	Citigroup Inc.	2.572%	6/3/2031	2,500	2,293
	Citigroup Inc.	4.503%	9/11/2031	1,215	1,200
	Citigroup Inc.	6.625%	6/15/2032	750	815
	Citigroup Inc.	2.520%	11/3/2032	2,000	1,765
	Citigroup Inc.	3.057%	1/25/2033	750	677
	Citigroup Inc.	3.785%	3/17/2033	2,600	2,438
	Citigroup Inc.	4.910%	5/24/2033	1,000	996
	Citigroup Inc.	6.000%	10/31/2033	925	969
	Citigroup Inc.	6.270%	11/17/2033	5,000	5,343
	Citigroup Inc.	6.174%	5/25/2034	2,250	2,330
	Citigroup Inc.	5.592%	11/19/2034	2,700	2,738
	Citigroup Inc.	5.827%	2/13/2035	2,000	2,025
	Citigroup Inc.	6.125%	8/25/2036	1,699	1,762
	Citigroup Inc.	5.174%	9/11/2036	2,928	2,900
[5]	Citigroup Inc.	3.878%	1/24/2039	1,100	947
	Citigroup Inc.	5.411%	9/19/2039	1,500	1,469
[5]	Citigroup Inc.	5.316%	3/26/2041	4,950	4,790
	Citigroup Inc.	5.875%	1/30/2042	800	812
	Citigroup Inc.	6.675%	9/13/2043	500	535
	Citigroup Inc.	5.300%	5/6/2044	750	692
	Citigroup Inc.	4.650%	7/30/2045	1,200	1,049
	Citigroup Inc.	4.750%	5/18/2046	825	695
	Citigroup Inc.	4.650%	7/23/2048	1,480	1,253
	Citigroup Inc.	5.612%	3/4/2056	850	817
	Citizens Bank NA	4.575%	8/9/2028	575	575
	Citizens Bank NA	4.192%	1/29/2029	275	273
	Citizens Financial Group Inc.	5.841%	1/23/2030	800	824
	Citizens Financial Group Inc.	2.500%	2/6/2030	450	415
	Citizens Financial Group Inc.	5.253%	3/5/2031	375	379
	Citizens Financial Group Inc.	2.638%	9/30/2032	1,180	1,008
	Citizens Financial Group Inc.	6.645%	4/25/2035	625	670
	Citizens Financial Group Inc.	5.299%	1/29/2036	334	331
	CME Group Inc.	4.400%	3/15/2030	625	627
	CME Group Inc.	2.650%	3/15/2032	1,000	906
	CME Group Inc.	5.300%	9/15/2043	720	708
	CME Group Inc.	4.150%	6/15/2048	500	410
	CNA Financial Corp.	3.450%	8/15/2027	400	394
	CNA Financial Corp.	3.900%	5/1/2029	800	784
	CNA Financial Corp.	5.125%	2/15/2034	638	629
	CNA Financial Corp.	5.200%	8/15/2035	750	734
	CNO Financial Group Inc.	6.450%	6/15/2034	585	603
	Commonwealth Bank of Australia	4.423%	3/14/2028	625	628
[5]	Commonwealth Bank of Australia	4.355%	3/27/2029	825	828
[5]	Commonwealth Bank of Australia	4.150%	10/1/2030	350	347
	Cooperatieve Rabobank UA	4.883%	1/21/2028	850	862
	Cooperatieve Rabobank UA	4.800%	1/9/2029	600	609
[8]	Cooperatieve Rabobank UA	4.322%	4/1/2029	825	826
	Cooperatieve Rabobank UA	4.494%	10/17/2029	550	553
	Cooperatieve Rabobank UA	5.750%	12/1/2043	750	730
	Cooperatieve Rabobank UA	5.250%	8/4/2045	3,250	2,961
	Corebridge Financial Inc.	3.650%	4/5/2027	1,000	991
	Corebridge Financial Inc.	3.850%	4/5/2029	1,250	1,221
	Corebridge Financial Inc.	3.900%	4/5/2032	595	558
	Corebridge Financial Inc.	6.050%	9/15/2033	500	523
	Corebridge Financial Inc.	5.750%	1/15/2034	2,300	2,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corebridge Financial Inc.	4.350%	4/5/2042	500	412
	Corebridge Financial Inc.	4.400%	4/5/2052	1,500	1,165
	Corebridge Financial Inc.	6.875%	12/15/2052	735	743
	Corebridge Financial Inc.	6.375%	9/15/2054	625	613
	Deutsche Bank AG	6.720%	1/18/2029	1,555	1,610
	Deutsche Bank AG	6.819%	11/20/2029	1,000	1,050
	Deutsche Bank AG	4.999%	9/11/2030	1,044	1,048
	Deutsche Bank AG	5.297%	5/9/2031	1,175	1,187
	Deutsche Bank AG	5.882%	7/8/2031	200	204
	Deutsche Bank AG	4.950%	8/4/2031	1,417	1,412
[5]	Deutsche Bank AG	3.547%	9/18/2031	3,400	3,197
	Deutsche Bank AG	3.729%	1/14/2032	1,730	1,604
	Deutsche Bank AG	4.725%	2/6/2032	538	530
	Deutsche Bank AG	3.035%	5/28/2032	1,005	909
	Deutsche Bank AG	4.875%	12/1/2032	570	567
	Deutsche Bank AG	3.742%	1/7/2033	1,393	1,268
	Deutsche Bank AG	7.079%	2/10/2034	1,150	1,230
	Deutsche Bank AG	5.403%	9/11/2035	1,044	1,037
	Eaton Vance Corp.	3.500%	4/6/2027	511	507
	Enact Holdings Inc.	6.250%	5/28/2029	630	649
	Enstar Group Ltd.	4.950%	6/1/2029	65	65
	Enstar Group Ltd.	3.100%	9/1/2031	785	693
	Equitable Holdings Inc.	4.350%	4/20/2028	1,148	1,145
	Equitable Holdings Inc.	5.594%	1/11/2033	500	510
	Equitable Holdings Inc.	5.000%	4/20/2048	1,090	942
	Equitable Holdings Inc.	6.700%	3/28/2055	500	504
	Essent Group Ltd.	6.250%	7/1/2029	420	434
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	300	253
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	500	332
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	1,250	754
	F&G Annuities & Life Inc.	7.400%	1/13/2028	400	407
	F&G Annuities & Life Inc.	6.250%	10/4/2034	415	393
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	400	402
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	600	597
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	1,000	933
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	650	667
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	500	522
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	400	410
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	825	830
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	500	489
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	500	514
	Fidelity National Financial Inc.	3.400%	6/15/2030	500	470
	Fidelity National Financial Inc.	2.450%	3/15/2031	475	419
	Fidelity National Financial Inc.	3.200%	9/17/2051	500	306
	Fifth Third Bancorp	2.550%	5/5/2027	1,500	1,470
	Fifth Third Bancorp	3.950%	3/14/2028	300	298
	Fifth Third Bancorp	6.339%	7/27/2029	800	830
	Fifth Third Bancorp	4.772%	7/28/2030	400	400
	Fifth Third Bancorp	5.631%	1/29/2032	1,225	1,263
	Fifth Third Bancorp	4.566%	4/29/2032	1,081	1,061
	Fifth Third Bancorp	4.337%	4/25/2033	500	482
	Fifth Third Bancorp	5.141%	1/29/2037	861	839
	Fifth Third Bancorp	8.250%	3/1/2038	710	855
	Fifth Third Financial Corp.	4.000%	2/1/2029	415	409
	Fifth Third Financial Corp.	5.982%	1/30/2030	790	816
	First American Financial Corp.	2.400%	8/15/2031	600	517
	First American Financial Corp.	5.450%	9/30/2034	350	343
[5]	First Horizon Bank	5.750%	5/1/2030	340	345
	First Horizon Corp.	5.514%	3/7/2031	450	456
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	350	359
	FNB Corp.	5.722%	12/11/2030	500	503
[10]	Franklin BSP Capital Corp.	6.000%	10/2/2030	300	286
	Franklin Resources Inc.	1.600%	10/30/2030	500	441
	Franklin Resources Inc.	2.950%	8/12/2051	500	310
	GATX Corp.	3.500%	3/15/2028	200	196
	GATX Corp.	4.550%	11/7/2028	600	602
	GATX Corp.	4.000%	6/30/2030	460	448
	GATX Corp.	1.900%	6/1/2031	500	434
	GATX Corp.	3.500%	6/1/2032	500	460
	GATX Corp.	5.450%	9/15/2033	500	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	6.050%	3/15/2034	500	525
	GATX Corp.	6.900%	5/1/2034	500	548
	GATX Corp.	5.500%	6/15/2035	583	588
	GATX Corp.	5.200%	3/15/2044	150	138
	GATX Corp.	4.500%	3/30/2045	150	123
	GATX Corp.	3.100%	6/1/2051	500	314
	GATX Corp.	6.050%	6/5/2054	1,150	1,143
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	416	399
	Global Payments Inc.	4.550%	3/15/2028	449	447
	Global Payments Inc.	4.450%	6/1/2028	300	298
	Global Payments Inc.	4.500%	11/15/2028	2,000	1,981
	Global Payments Inc.	3.200%	8/15/2029	208	196
	Global Payments Inc.	2.900%	5/15/2030	700	640
	Global Payments Inc.	4.875%	11/15/2030	1,531	1,503
	Global Payments Inc.	2.900%	11/15/2031	800	701
	Global Payments Inc.	5.400%	8/15/2032	650	644
	Global Payments Inc.	5.200%	11/15/2032	1,227	1,191
	Global Payments Inc.	5.400%	3/15/2033	634	619
	Global Payments Inc.	5.550%	11/15/2035	1,472	1,415
	Global Payments Inc.	4.150%	8/15/2049	800	568
	Global Payments Inc.	5.950%	8/15/2052	530	488
	Globe Life Inc.	4.550%	9/15/2028	385	384
	Globe Life Inc.	2.150%	8/15/2030	500	449
	Globe Life Inc.	5.850%	9/15/2034	400	412
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	427	411
	Goldman Sachs Capital I	6.345%	2/15/2034	1,225	1,278
[5]	Goldman Sachs Group Inc.	3.691%	6/5/2028	6,050	5,995
	Goldman Sachs Group Inc.	4.148%	1/21/2029	1,912	1,899
[5]	Goldman Sachs Group Inc.	3.814%	4/23/2029	1,200	1,183
[5]	Goldman Sachs Group Inc.	4.223%	5/1/2029	2,150	2,137
	Goldman Sachs Group Inc.	6.484%	10/24/2029	2,025	2,119
	Goldman Sachs Group Inc.	3.800%	3/15/2030	6,425	6,245
	Goldman Sachs Group Inc.	5.727%	4/25/2030	1,050	1,083
	Goldman Sachs Group Inc.	5.049%	7/23/2030	2,850	2,883
	Goldman Sachs Group Inc.	4.692%	10/23/2030	2,300	2,302
[5]	Goldman Sachs Group Inc.	5.207%	1/28/2031	4,845	4,924
	Goldman Sachs Group Inc.	5.218%	4/23/2031	1,380	1,403
[5]	Goldman Sachs Group Inc.	4.369%	10/21/2031	1,750	1,716
	Goldman Sachs Group Inc.	4.516%	1/21/2032	8,979	8,844
	Goldman Sachs Group Inc.	1.992%	1/27/2032	2,200	1,932
	Goldman Sachs Group Inc.	2.615%	4/22/2032	3,000	2,695
	Goldman Sachs Group Inc.	2.383%	7/21/2032	3,970	3,503
	Goldman Sachs Group Inc.	2.650%	10/21/2032	3,400	3,017
	Goldman Sachs Group Inc.	3.102%	2/24/2033	2,735	2,468
	Goldman Sachs Group Inc.	6.561%	10/24/2034	500	543
	Goldman Sachs Group Inc.	5.851%	4/25/2035	390	405
	Goldman Sachs Group Inc.	5.330%	7/23/2035	5,610	5,629
	Goldman Sachs Group Inc.	5.016%	10/23/2035	2,300	2,258
	Goldman Sachs Group Inc.	5.536%	1/28/2036	1,990	2,023
	Goldman Sachs Group Inc.	6.450%	5/1/2036	2,975	3,148
	Goldman Sachs Group Inc.	4.939%	10/21/2036	1,200	1,162
	Goldman Sachs Group Inc.	5.065%	1/21/2037	1,572	1,539
	Goldman Sachs Group Inc.	6.750%	10/1/2037	2,000	2,156
[5]	Goldman Sachs Group Inc.	4.017%	10/31/2038	2,230	1,945
	Goldman Sachs Group Inc.	6.250%	2/1/2041	4,240	4,475
	Goldman Sachs Group Inc.	5.387%	2/2/2041	2,036	1,970
	Goldman Sachs Group Inc.	3.210%	4/22/2042	3,120	2,312
	Goldman Sachs Group Inc.	3.436%	2/24/2043	1,865	1,400
[5]	Goldman Sachs Group Inc.	4.800%	7/8/2044	1,710	1,509
	Goldman Sachs Group Inc.	5.150%	5/22/2045	2,075	1,858
	Goldman Sachs Group Inc.	4.750%	10/21/2045	525	455
	Goldman Sachs Group Inc.	5.561%	11/19/2045	2,550	2,449
	Goldman Sachs Group Inc.	5.541%	1/21/2047	2,138	2,036
	Goldman Sachs Group Inc.	5.734%	1/28/2056	1,700	1,655
[10]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	100	100
[10]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	345	339
[10]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	625	618
[10]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	234	227
	Golub Capital BDC Inc.	7.050%	12/5/2028	500	512
	Golub Capital BDC Inc.	6.000%	7/15/2029	250	249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golub Capital Private Credit Fund	5.800%	9/12/2029	300	295
	Golub Capital Private Credit Fund	5.875%	5/1/2030	300	294
[10]	Golub Capital Private Credit Fund	5.600%	4/15/2031	200	191
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	1,200	1,221
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	750	754
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	750	770
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	410	397
	Hanover Insurance Group Inc.	5.500%	9/1/2035	200	198
	Hartford Insurance Group Inc.	2.800%	8/19/2029	500	474
	Hartford Insurance Group Inc.	6.100%	10/1/2041	600	631
	Hartford Insurance Group Inc.	4.300%	4/15/2043	500	420
	Hartford Insurance Group Inc.	3.600%	8/19/2049	500	359
	Hartford Insurance Group Inc.	2.900%	9/15/2051	700	434
	Hercules Capital Inc.	6.000%	6/16/2030	1,000	982
	Horace Mann Educators Corp.	4.700%	10/1/2030	281	277
[10]	HPS Corporate Lending Fund	5.300%	6/5/2027	100	100
[10]	HPS Corporate Lending Fund	4.900%	9/11/2028	427	416
[10]	HPS Corporate Lending Fund	5.150%	4/2/2029	500	486
	HPS Corporate Lending Fund	6.250%	9/30/2029	500	499
[10]	HPS Corporate Lending Fund	5.850%	6/5/2030	500	488
[10]	HPS Corporate Lending Fund	5.450%	11/15/2030	646	618
[10]	HPS Corporate Lending Fund	5.650%	4/2/2031	825	791
	HPS Corporate Lending Fund	5.950%	4/14/2032	1,300	1,256
[5]	HSBC Bank USA NA	5.875%	11/1/2034	250	260
[5]	HSBC Bank USA NA	7.000%	1/15/2039	650	724
	HSBC Holdings plc	4.755%	6/9/2028	3,020	3,026
	HSBC Holdings plc	5.210%	8/11/2028	1,795	1,809
[5]	HSBC Holdings plc	2.013%	9/22/2028	3,818	3,681
	HSBC Holdings plc	7.390%	11/3/2028	850	886
	HSBC Holdings plc	4.899%	3/3/2029	1,050	1,055
	HSBC Holdings plc	6.161%	3/9/2029	708	728
[5]	HSBC Holdings plc	4.583%	6/19/2029	1,900	1,898
	HSBC Holdings plc	2.206%	8/17/2029	2,000	1,893
	HSBC Holdings plc	4.950%	3/31/2030	2,230	2,255
[5]	HSBC Holdings plc	3.973%	5/22/2030	2,100	2,054
	HSBC Holdings plc	5.286%	11/19/2030	1,923	1,956
	HSBC Holdings plc	5.130%	3/3/2031	515	520
	HSBC Holdings plc	5.240%	5/13/2031	4,000	4,055
[5]	HSBC Holdings plc	2.848%	6/4/2031	2,000	1,848
[5]	HSBC Holdings plc	2.357%	8/18/2031	2,500	2,253
	HSBC Holdings plc	4.619%	11/6/2031	374	369
	HSBC Holdings plc	4.675%	3/10/2032	836	824
[5]	HSBC Holdings plc	7.625%	5/17/2032	400	444
	HSBC Holdings plc	2.804%	5/24/2032	2,500	2,247
	HSBC Holdings plc	2.871%	11/22/2032	3,000	2,681
[5]	HSBC Holdings plc	7.350%	11/27/2032	400	431
	HSBC Holdings plc	4.762%	3/29/2033	1,375	1,339
	HSBC Holdings plc	5.402%	8/11/2033	1,045	1,060
	HSBC Holdings plc	8.113%	11/3/2033	1,250	1,429
	HSBC Holdings plc	6.254%	3/9/2034	1,700	1,800
	HSBC Holdings plc	6.547%	6/20/2034	800	841
	HSBC Holdings plc	7.399%	11/13/2034	1,740	1,924
	HSBC Holdings plc	5.719%	3/4/2035	1,000	1,024
	HSBC Holdings plc	5.874%	11/18/2035	746	756
	HSBC Holdings plc	5.450%	3/3/2036	1,475	1,480
[5]	HSBC Holdings plc	6.500%	5/2/2036	1,785	1,873
	HSBC Holdings plc	5.790%	5/13/2036	1,593	1,636
	HSBC Holdings plc	5.741%	9/10/2036	1,217	1,218
	HSBC Holdings plc	5.133%	11/6/2036	1,655	1,620
	HSBC Holdings plc	5.279%	3/10/2037	902	886
	HSBC Holdings plc	6.500%	9/15/2037	600	640
[5]	HSBC Holdings plc	6.500%	9/15/2037	660	693
[5]	HSBC Holdings plc	6.800%	6/1/2038	1,450	1,558
	HSBC Holdings plc	6.100%	1/14/2042	1,200	1,270
	HSBC Holdings plc	6.332%	3/9/2044	2,350	2,475
	HSBC Holdings plc	5.250%	3/14/2044	1,700	1,591
	HSBC USA Inc.	4.650%	6/3/2028	300	302
	Huntington Bancshares Inc.	4.443%	8/4/2028	525	525
	Huntington Bancshares Inc.	6.208%	8/21/2029	840	871
	Huntington Bancshares Inc.	2.550%	2/4/2030	1,125	1,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Bancshares Inc.	5.272%	1/15/2031	1,050	1,066
	Huntington Bancshares Inc.	4.623%	1/28/2032	495	488
	Huntington Bancshares Inc.	5.023%	5/17/2033	500	496
	Huntington Bancshares Inc.	5.709%	2/2/2035	995	1,015
	Huntington Bancshares Inc.	2.487%	8/15/2036	400	343
	Huntington Bancshares Inc.	6.141%	11/18/2039	500	509
	Huntington Bancshares Inc.	5.605%	1/28/2041	400	391
	Huntington National Bank	4.871%	4/12/2028	590	592
	Huntington National Bank	4.552%	5/17/2028	500	500
	Huntington National Bank	5.650%	1/10/2030	500	517
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	450	446
	ING Groep NV	4.550%	10/2/2028	1,000	1,001
	ING Groep NV	4.858%	3/25/2029	320	322
	ING Groep NV	4.050%	4/9/2029	610	602
	ING Groep NV	5.335%	3/19/2030	2,000	2,042
	ING Groep NV	5.066%	3/25/2031	400	403
[5]	ING Groep NV	4.803%	3/23/2032	641	637
	ING Groep NV	6.114%	9/11/2034	1,600	1,688
	ING Groep NV	5.550%	3/19/2035	1,300	1,319
	ING Groep NV	5.525%	3/25/2036	315	319
	ING Groep NV	5.420%	3/23/2037	577	575
	Intercontinental Exchange Inc.	3.100%	9/15/2027	200	197
	Intercontinental Exchange Inc.	4.000%	9/15/2027	500	498
	Intercontinental Exchange Inc.	3.625%	9/1/2028	850	837
	Intercontinental Exchange Inc.	3.750%	9/21/2028	500	494
	Intercontinental Exchange Inc.	3.950%	12/1/2028	494	490
	Intercontinental Exchange Inc.	4.350%	6/15/2029	300	299
	Intercontinental Exchange Inc.	2.100%	6/15/2030	2,240	2,037
	Intercontinental Exchange Inc.	4.200%	3/15/2031	665	656
	Intercontinental Exchange Inc.	1.850%	9/15/2032	1,700	1,432
	Intercontinental Exchange Inc.	4.600%	3/15/2033	1,300	1,287
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,500	1,086
	Intercontinental Exchange Inc.	4.250%	9/21/2048	1,100	882
	Intercontinental Exchange Inc.	3.000%	6/15/2050	1,035	662
	Intercontinental Exchange Inc.	4.950%	6/15/2052	1,175	1,039
	Intercontinental Exchange Inc.	3.000%	9/15/2060	1,700	983
	Intercontinental Exchange Inc.	5.200%	6/15/2062	800	711
	Invesco Finance plc	5.375%	11/30/2043	900	853
	Jackson Financial Inc.	3.125%	11/23/2031	500	445
	Jackson Financial Inc.	4.000%	11/23/2051	500	332
	Jefferies Financial Group Inc.	5.875%	7/21/2028	600	613
	Jefferies Financial Group Inc.	4.150%	1/23/2030	1,100	1,062
	Jefferies Financial Group Inc.	2.625%	10/15/2031	1,500	1,305
	Jefferies Financial Group Inc.	2.750%	10/15/2032	500	423
	Jefferies Financial Group Inc.	6.200%	4/14/2034	1,150	1,172
	Jefferies Financial Group Inc.	6.250%	1/15/2036	320	325
	Jefferies Financial Group Inc.	6.500%	1/20/2043	350	340
	JPMorgan Chase & Co.	3.625%	12/1/2027	1,000	988
	JPMorgan Chase & Co.	5.571%	4/22/2028	1,675	1,695
	JPMorgan Chase & Co.	4.323%	4/26/2028	1,500	1,500
[5]	JPMorgan Chase & Co.	3.540%	5/1/2028	775	768
[5]	JPMorgan Chase & Co.	2.182%	6/1/2028	4,950	4,825
	JPMorgan Chase & Co.	4.979%	7/22/2028	810	816
	JPMorgan Chase & Co.	4.851%	7/25/2028	1,650	1,658
	JPMorgan Chase & Co.	4.505%	10/22/2028	700	701
[5]	JPMorgan Chase & Co.	3.509%	1/23/2029	2,900	2,853
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,650	1,665
[5]	JPMorgan Chase & Co.	4.005%	4/23/2029	1,700	1,686
	JPMorgan Chase & Co.	2.069%	6/1/2029	2,000	1,903
[5]	JPMorgan Chase & Co.	4.203%	7/23/2029	4,150	4,125
	JPMorgan Chase & Co.	5.299%	7/24/2029	2,300	2,343
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,390	1,409
	JPMorgan Chase & Co.	5.581%	4/22/2030	6,675	6,879
[5]	JPMorgan Chase & Co.	3.702%	5/6/2030	1,600	1,561
	JPMorgan Chase & Co.	4.565%	6/14/2030	1,350	1,351
	JPMorgan Chase & Co.	4.995%	7/22/2030	1,550	1,572
[5]	JPMorgan Chase & Co.	2.739%	10/15/2030	2,000	1,884
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,210	1,212
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,200	1,221
[5]	JPMorgan Chase & Co.	4.493%	3/24/2031	5,675	5,646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.103%	4/22/2031	2,000	2,036
[5]	JPMorgan Chase & Co.	2.956%	5/13/2031	3,500	3,262
	JPMorgan Chase & Co.	4.255%	10/22/2031	819	806
	JPMorgan Chase & Co.	1.764%	11/19/2031	1,000	877
	JPMorgan Chase & Co.	4.347%	1/22/2032	3,105	3,061
	JPMorgan Chase & Co.	1.953%	2/4/2032	1,785	1,573
	JPMorgan Chase & Co.	2.580%	4/22/2032	9,000	8,139
	JPMorgan Chase & Co.	2.545%	11/8/2032	9,725	8,650
	JPMorgan Chase & Co.	2.963%	1/25/2033	3,385	3,069
	JPMorgan Chase & Co.	4.586%	4/26/2033	2,000	1,972
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,600	1,602
	JPMorgan Chase & Co.	5.350%	6/1/2034	2,830	2,885
	JPMorgan Chase & Co.	6.254%	10/23/2034	2,500	2,685
	JPMorgan Chase & Co.	5.336%	1/23/2035	2,675	2,715
	JPMorgan Chase & Co.	5.294%	7/22/2035	2,850	2,881
	JPMorgan Chase & Co.	4.946%	10/22/2035	2,250	2,222
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,200	1,228
	JPMorgan Chase & Co.	5.572%	4/22/2036	7,596	7,814
	JPMorgan Chase & Co.	5.576%	7/23/2036	3,215	3,258
	JPMorgan Chase & Co.	4.810%	10/22/2036	1,223	1,187
	JPMorgan Chase & Co.	4.898%	1/22/2037	2,527	2,472
	JPMorgan Chase & Co.	6.400%	5/15/2038	2,000	2,199
[5]	JPMorgan Chase & Co.	3.882%	7/24/2038	3,225	2,830
	JPMorgan Chase & Co.	5.500%	10/15/2040	1,375	1,399
[5]	JPMorgan Chase & Co.	3.109%	4/22/2041	5,000	3,813
	JPMorgan Chase & Co.	5.400%	1/6/2042	1,200	1,178
	JPMorgan Chase & Co.	3.157%	4/22/2042	2,955	2,218
	JPMorgan Chase & Co.	5.625%	8/16/2043	1,000	993
	JPMorgan Chase & Co.	4.950%	6/1/2045	4,550	4,116
	JPMorgan Chase & Co.	5.534%	11/29/2045	2,025	1,988
[5]	JPMorgan Chase & Co.	4.260%	2/22/2048	525	429
[5]	JPMorgan Chase & Co.	3.964%	11/15/2048	3,500	2,717
[5]	JPMorgan Chase & Co.	3.109%	4/22/2051	3,275	2,140
	JPMorgan Chase & Co.	3.328%	4/22/2052	3,300	2,240
	Kemper Corp.	3.800%	2/23/2032	500	453
[5]	Keybank National Association	5.850%	11/15/2027	1,300	1,327
[5]	Keybank National Association	4.390%	12/14/2027	300	300
[5]	Keybank National Association	6.950%	2/1/2028	250	260
[5]	Keybank National Association	4.900%	8/8/2032	525	515
	Keybank National Association	5.000%	1/26/2033	650	641
[5]	KeyCorp	2.250%	4/6/2027	750	734
[5]	KeyCorp	4.100%	4/30/2028	1,400	1,390
[5]	KeyCorp	2.550%	10/1/2029	600	561
[5]	KeyCorp	5.121%	4/4/2031	480	484
[5]	KeyCorp	4.789%	6/1/2033	790	773
	KeyCorp	6.401%	3/6/2035	825	875
	KKR & Co. Inc.	5.100%	8/7/2035	650	628
	Lazard Group LLC	4.500%	9/19/2028	425	423
	Lazard Group LLC	6.000%	3/15/2031	500	520
	Lazard Group LLC	5.625%	8/1/2035	500	499
	Legg Mason Inc.	5.625%	1/15/2044	450	435
	Lincoln National Corp.	3.800%	3/1/2028	850	839
	Lincoln National Corp.	6.300%	10/9/2037	1,025	1,055
	Lloyds Banking Group plc	4.375%	3/22/2028	3,025	3,020
[5]	Lloyds Banking Group plc	3.574%	11/7/2028	2,250	2,219
	Lloyds Banking Group plc	5.087%	11/26/2028	500	504
	Lloyds Banking Group plc	5.871%	3/6/2029	722	740
	Lloyds Banking Group plc	4.818%	6/13/2029	678	682
	Lloyds Banking Group plc	4.241%	2/10/2030	277	274
	Lloyds Banking Group plc	5.721%	6/5/2030	700	723
	Lloyds Banking Group plc	4.425%	11/4/2031	248	245
	Lloyds Banking Group plc	7.953%	11/15/2033	2,575	2,936
	Lloyds Banking Group plc	5.679%	1/5/2035	2,450	2,518
	Lloyds Banking Group plc	5.590%	11/26/2035	625	635
	Lloyds Banking Group plc	6.068%	6/13/2036	655	666
	Lloyds Banking Group plc	4.943%	11/4/2036	1,133	1,093
	Lloyds Banking Group plc	3.369%	12/14/2046	520	375
	Lloyds Banking Group plc	5.668%	2/10/2047	800	778
	Lloyds Banking Group plc	4.344%	1/9/2048	850	683
	Loews Corp.	3.200%	5/15/2030	500	475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Loews Corp.	6.000%	2/1/2035	250	264
	Loews Corp.	4.940%	4/1/2036	750	733
	Loews Corp.	4.125%	5/15/2043	275	227
	LPL Holdings Inc.	5.700%	5/20/2027	500	505
	LPL Holdings Inc.	4.900%	4/3/2028	500	502
	LPL Holdings Inc.	6.750%	11/17/2028	600	628
	LPL Holdings Inc.	5.200%	3/15/2030	625	630
	LPL Holdings Inc.	6.000%	5/20/2034	500	511
	LPL Holdings Inc.	5.650%	3/15/2035	500	496
	LPL Holdings Inc.	5.750%	6/15/2035	500	498
	M&T Bank Corp.	4.553%	8/16/2028	500	500
[5]	M&T Bank Corp.	4.833%	1/16/2029	125	126
	M&T Bank Corp.	7.413%	10/30/2029	1,500	1,602
	M&T Bank Corp.	5.179%	7/8/2031	220	222
	M&T Bank Corp.	6.082%	3/13/2032	470	492
	M&T Bank Corp.	5.053%	1/27/2034	880	868
	M&T Bank Corp.	5.400%	7/30/2035	1,980	1,974
[5]	M&T Bank Corp.	5.385%	1/16/2036	300	297
	Main Street Capital Corp.	6.500%	6/4/2027	700	707
	Main Street Capital Corp.	5.400%	8/15/2028	423	420
	Main Street Capital Corp.	6.950%	3/1/2029	650	669
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	250	246
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,523	2,536
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	450	451
	Manulife Financial Corp.	2.484%	5/19/2027	1,130	1,107
	Manulife Financial Corp.	4.986%	12/11/2035	800	783
	Manulife Financial Corp.	5.375%	3/4/2046	850	808
	Marex Group plc	5.829%	5/8/2028	225	227
	Marex Group plc	6.404%	11/4/2029	500	515
	Markel Group Inc.	3.500%	11/1/2027	200	197
	Markel Group Inc.	3.350%	9/17/2029	250	240
	Markel Group Inc.	5.000%	4/5/2046	1,100	965
	Markel Group Inc.	4.300%	11/1/2047	200	155
	Markel Group Inc.	5.000%	5/20/2049	200	171
	Markel Group Inc.	3.450%	5/7/2052	500	328
	Markel Group Inc.	6.000%	5/16/2054	500	486
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	670	673
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	875	877
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	700	705
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	665	601
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	850	857
	Marsh & McLennan Cos. Inc.	5.875%	8/1/2033	1,050	1,116
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	400	413
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	400	404
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	3,275	3,262
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	400	376
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	1,600	1,411
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	500	525
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	265	250
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	890	871
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	364	343
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	1,160	1,088
	Mastercard Inc.	4.100%	1/15/2028	502	503
	Mastercard Inc.	3.500%	2/26/2028	450	446
	Mastercard Inc.	4.875%	3/9/2028	500	507
	Mastercard Inc.	4.550%	3/15/2028	357	360
	Mastercard Inc.	2.950%	6/1/2029	500	482
	Mastercard Inc.	3.350%	3/26/2030	1,250	1,209
	Mastercard Inc.	1.900%	3/15/2031	1,550	1,380
	Mastercard Inc.	2.000%	11/18/2031	700	619
	Mastercard Inc.	4.350%	1/15/2032	1,009	1,001
	Mastercard Inc.	4.950%	3/15/2032	600	615
	Mastercard Inc.	4.875%	5/9/2034	500	503
	Mastercard Inc.	4.550%	1/15/2035	829	814
	Mastercard Inc.	3.800%	11/21/2046	350	271
	Mastercard Inc.	3.950%	2/26/2048	550	430
	Mastercard Inc.	3.650%	6/1/2049	835	616
	Mastercard Inc.	3.850%	3/26/2050	1,400	1,064
	Mastercard Inc.	2.950%	3/15/2051	500	320
	Mercury General Corp.	4.400%	3/15/2027	161	160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	4.550%	3/23/2030	956	961
	MetLife Inc.	6.500%	12/15/2032	250	274
	MetLife Inc.	5.375%	7/15/2033	1,103	1,140
	MetLife Inc.	6.375%	6/15/2034	505	551
	MetLife Inc.	5.300%	12/15/2034	1,450	1,484
	MetLife Inc.	5.700%	6/15/2035	425	445
[5]	MetLife Inc.	6.400%	12/15/2036	1,505	1,534
	MetLife Inc.	5.875%	2/6/2041	645	659
	MetLife Inc.	4.875%	11/13/2043	815	728
	MetLife Inc.	4.721%	12/15/2044	150	131
	MetLife Inc.	4.050%	3/1/2045	1,000	802
	MetLife Inc.	5.000%	7/15/2052	1,600	1,413
	MetLife Inc.	5.250%	1/15/2054	630	578
[5]	MetLife Inc.	6.350%	3/15/2055	833	844
[5]	MetLife Inc.	5.850%	3/15/2056	313	307
	MGIC Investment Corp.	5.250%	8/15/2028	150	150
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	1,000	989
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	2,625	2,605
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	675	672
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	625	629
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	2,500	2,482
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	1,000	1,012
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	1,290	1,269
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	825	791
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	1,175	1,088
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	750	763
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	1,000	900
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	2,400	2,439
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	441	435
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	2,500	2,201
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	300	290
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	625	629
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	2,100	2,132
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	589	602
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	2,000	2,048
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	360	353
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	200	184
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	2,600	2,191
	Mizuho Financial Group Inc.	4.018%	3/5/2028	400	398
	Mizuho Financial Group Inc.	5.778%	7/6/2029	1,025	1,053
[5]	Mizuho Financial Group Inc.	4.254%	9/11/2029	1,000	993
[5]	Mizuho Financial Group Inc.	3.153%	7/16/2030	2,400	2,290
	Mizuho Financial Group Inc.	5.098%	5/13/2031	260	263
[5]	Mizuho Financial Group Inc.	2.591%	5/25/2031	1,000	919
	Mizuho Financial Group Inc.	4.711%	7/8/2031	650	649
	Mizuho Financial Group Inc.	2.564%	9/13/2031	1,000	882
	Mizuho Financial Group Inc.	4.438%	5/12/2032	645	632
	Mizuho Financial Group Inc.	2.172%	5/22/2032	1,500	1,313
	Mizuho Financial Group Inc.	5.748%	7/6/2034	2,140	2,221
	Mizuho Financial Group Inc.	5.579%	5/26/2035	1,000	1,027
	Mizuho Financial Group Inc.	5.594%	7/10/2035	900	924
	Mizuho Financial Group Inc.	5.323%	7/8/2036	3,800	3,812
	Mizuho Financial Group Inc.	5.050%	5/12/2037	611	600
	Morgan Stanley	3.950%	4/23/2027	745	740
[5]	Morgan Stanley	5.652%	4/13/2028	1,050	1,062
	Morgan Stanley	4.210%	4/20/2028	1,375	1,371
[5]	Morgan Stanley	3.591%	7/22/2028	3,040	3,004
	Morgan Stanley	6.296%	10/18/2028	2,200	2,257
[5]	Morgan Stanley	3.772%	1/24/2029	2,850	2,814
	Morgan Stanley	5.123%	2/1/2029	1,700	1,719
[5]	Morgan Stanley	4.994%	4/12/2029	10,000	10,091
[5]	Morgan Stanley	5.164%	4/20/2029	2,600	2,630
	Morgan Stanley	5.449%	7/20/2029	2,125	2,164
[5]	Morgan Stanley	4.133%	10/18/2029	1,625	1,606
	Morgan Stanley	6.407%	11/1/2029	1,625	1,695
	Morgan Stanley	4.238%	1/9/2030	930	920
	Morgan Stanley	5.173%	1/16/2030	2,050	2,079
[5]	Morgan Stanley	4.431%	1/23/2030	300	298
	Morgan Stanley	5.656%	4/18/2030	1,050	1,080
	Morgan Stanley	5.042%	7/19/2030	1,700	1,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.654%	10/18/2030	2,075	2,073
	Morgan Stanley	5.230%	1/15/2031	1,000	1,016
[5]	Morgan Stanley	2.699%	1/22/2031	775	720
	Morgan Stanley	5.192%	4/17/2031	6,150	6,242
[5]	Morgan Stanley	4.356%	10/22/2031	975	956
	Morgan Stanley	4.493%	1/16/2032	1,185	1,166
[5]	Morgan Stanley	1.794%	2/13/2032	2,000	1,733
	Morgan Stanley	7.250%	4/1/2032	705	797
[5]	Morgan Stanley	1.928%	4/28/2032	2,200	1,907
[5]	Morgan Stanley	2.239%	7/21/2032	3,500	3,065
[5]	Morgan Stanley	2.511%	10/20/2032	2,000	1,766
	Morgan Stanley	2.943%	1/21/2033	500	449
	Morgan Stanley	4.889%	7/20/2033	3,200	3,182
	Morgan Stanley	6.342%	10/18/2033	2,500	2,675
[5]	Morgan Stanley	5.250%	4/21/2034	2,050	2,057
[5]	Morgan Stanley	5.424%	7/21/2034	2,500	2,535
	Morgan Stanley	6.627%	11/1/2034	1,625	1,768
	Morgan Stanley	5.466%	1/18/2035	2,453	2,491
	Morgan Stanley	5.320%	7/19/2035	1,700	1,704
	Morgan Stanley	5.587%	1/18/2036	1,225	1,250
	Morgan Stanley	5.664%	4/17/2036	11,596	11,870
	Morgan Stanley	2.484%	9/16/2036	2,700	2,323
[5]	Morgan Stanley	4.892%	10/22/2036	650	628
	Morgan Stanley	5.297%	4/20/2037	1,625	1,620
	Morgan Stanley	5.948%	1/19/2038	840	861
[5]	Morgan Stanley	3.971%	7/22/2038	2,100	1,832
	Morgan Stanley	5.942%	2/7/2039	1,975	2,019
	Morgan Stanley	5.314%	1/18/2041	1,491	1,439
	Morgan Stanley	3.217%	4/22/2042	1,375	1,035
	Morgan Stanley	6.375%	7/24/2042	2,400	2,572
[5]	Morgan Stanley	4.375%	1/22/2047	1,950	1,600
[5]	Morgan Stanley	5.597%	3/24/2051	2,700	2,614
[5]	Morgan Stanley	2.802%	1/25/2052	2,780	1,692
	Morgan Stanley	5.516%	11/19/2055	4,848	4,591
[5]	Morgan Stanley Bank NA	5.504%	5/26/2028	2,940	2,974
[5]	Morgan Stanley Bank NA	4.968%	7/14/2028	850	855
	Morgan Stanley Bank NA	5.016%	1/12/2029	1,665	1,683
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	375	369
[5]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	975	975
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	1,100	1,096
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	3,541	3,529
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	1,500	1,477
	MSD Investment Corp.	6.250%	5/31/2030	500	489
[10]	MSD Investment Corp.	6.125%	2/5/2031	400	388
	Nasdaq Inc.	5.350%	6/28/2028	500	510
	Nasdaq Inc.	1.650%	1/15/2031	500	439
	Nasdaq Inc.	5.550%	2/15/2034	871	896
	Nasdaq Inc.	2.500%	12/21/2040	1,000	695
	Nasdaq Inc.	3.250%	4/28/2050	165	110
	Nasdaq Inc.	3.950%	3/7/2052	612	449
	Nasdaq Inc.	5.950%	8/15/2053	120	120
	Nasdaq Inc.	6.100%	6/28/2063	1,000	1,001
	National Australia Bank Ltd.	5.087%	6/11/2027	525	531
	National Australia Bank Ltd.	4.944%	1/12/2028	850	862
	National Australia Bank Ltd.	4.308%	6/13/2028	345	346
	National Australia Bank Ltd.	4.900%	6/13/2028	1,500	1,523
	National Australia Bank Ltd.	4.787%	1/10/2029	600	610
	National Australia Bank Ltd.	4.901%	1/14/2030	395	403
	National Australia Bank Ltd.	4.534%	6/13/2030	270	272
	National Bank of Canada	5.600%	12/18/2028	800	824
[5]	Nationwide Financial Services Inc.	6.750%	5/15/2037	50	50
[5]	NatWest Group plc	3.073%	5/22/2028	2,450	2,411
	NatWest Group plc	5.516%	9/30/2028	900	913
[5]	NatWest Group plc	4.892%	5/18/2029	2,000	2,014
	NatWest Group plc	5.808%	9/13/2029	800	823
[5]	NatWest Group plc	5.076%	1/27/2030	3,140	3,174
[5]	NatWest Group plc	4.445%	5/8/2030	175	174
	NatWest Group plc	4.964%	8/15/2030	850	858
	NatWest Group plc	6.016%	3/2/2034	650	684
	NatWest Group plc	6.475%	6/1/2034	600	622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NatWest Group plc	5.778%	3/1/2035	1,250	1,291
[5]	NatWest Group plc	3.032%	11/28/2035	1,200	1,093
	NMI Holdings Inc.	6.000%	8/15/2029	123	126
	Nomura Holdings Inc.	5.594%	7/2/2027	200	203
	Nomura Holdings Inc.	2.172%	7/14/2028	1,300	1,231
	Nomura Holdings Inc.	2.710%	1/22/2029	1,350	1,282
	Nomura Holdings Inc.	5.605%	7/6/2029	900	925
	Nomura Holdings Inc.	3.103%	1/16/2030	1,610	1,518
	Nomura Holdings Inc.	4.904%	7/1/2030	500	500
	Nomura Holdings Inc.	2.679%	7/16/2030	750	686
	Nomura Holdings Inc.	2.608%	7/14/2031	825	735
	Nomura Holdings Inc.	5.783%	7/3/2034	2,100	2,155
	Nomura Holdings Inc.	5.491%	6/29/2035	1,175	1,182
	Northern Trust Corp.	4.000%	5/10/2027	925	924
	Northern Trust Corp.	3.650%	8/3/2028	325	323
	Northern Trust Corp.	3.150%	5/3/2029	500	484
	Northern Trust Corp.	4.150%	11/19/2030	337	334
[5]	Northern Trust Corp.	3.375%	5/8/2032	275	271
	Northern Trust Corp.	6.125%	11/2/2032	810	866
	Northern Trust Corp.	5.117%	11/19/2040	411	400
[5]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	450	472
	Oaktree Strategic Credit Fund	6.190%	7/15/2030	350	342
	Old Republic International Corp.	5.750%	3/28/2034	300	306
	Old Republic International Corp.	3.850%	6/11/2051	500	351
	ORIX Corp.	3.700%	7/18/2027	650	644
	ORIX Corp.	4.650%	9/10/2029	447	450
	ORIX Corp.	4.450%	9/9/2030	750	743
	ORIX Corp.	2.250%	3/9/2031	1,000	888
	ORIX Corp.	5.400%	2/25/2035	500	503
	PartnerRe Finance B LLC	3.700%	7/2/2029	390	379
	PartnerRe Finance B LLC	4.500%	10/1/2050	500	479
	PayPal Holdings Inc.	3.900%	6/1/2027	2,000	1,990
	PayPal Holdings Inc.	4.450%	3/6/2028	198	199
	PayPal Holdings Inc.	2.850%	10/1/2029	1,000	948
	PayPal Holdings Inc.	2.300%	6/1/2030	900	824
	PayPal Holdings Inc.	5.150%	6/1/2034	1,875	1,869
	PayPal Holdings Inc.	5.100%	4/1/2035	310	308
	PayPal Holdings Inc.	3.250%	6/1/2050	1,000	645
	PayPal Holdings Inc.	5.500%	6/1/2054	1,000	912
	PayPal Holdings Inc.	5.250%	6/1/2062	500	431
	Pinnacle Bank	5.625%	2/15/2028	1,050	1,062
	Pinnacle Bank	5.957%	1/15/2036	404	400
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	500	510
[5]	PNC Bank NA	3.100%	10/25/2027	250	246
[5]	PNC Bank NA	3.250%	1/22/2028	600	591
[5]	PNC Bank NA	4.050%	7/26/2028	1,000	991
[5]	PNC Bank NA	2.700%	10/22/2029	300	282
	PNC Financial Services Group Inc.	3.150%	5/19/2027	4,021	3,973
	PNC Financial Services Group Inc.	3.450%	4/23/2029	2,880	2,815
	PNC Financial Services Group Inc.	5.582%	6/12/2029	800	820
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,050	1,080
	PNC Financial Services Group Inc.	5.222%	1/29/2031	1,015	1,035
	PNC Financial Services Group Inc.	4.899%	5/13/2031	1,560	1,569
	PNC Financial Services Group Inc.	4.626%	6/6/2033	675	656
	PNC Financial Services Group Inc.	6.037%	10/28/2033	1,225	1,295
	PNC Financial Services Group Inc.	5.068%	1/24/2034	1,150	1,152
	PNC Financial Services Group Inc.	5.676%	1/22/2035	6,650	6,845
	PNC Financial Services Group Inc.	5.401%	7/23/2035	6,985	7,063
	PNC Financial Services Group Inc.	5.575%	1/29/2036	4,560	4,658
	PNC Financial Services Group Inc.	5.423%	1/25/2041	1,303	1,279
	Primerica Inc.	2.800%	11/19/2031	500	447
	Principal Financial Group Inc.	3.700%	5/15/2029	500	488
	Principal Financial Group Inc.	2.125%	6/15/2030	100	90
	Principal Financial Group Inc.	4.625%	9/15/2042	500	436
	Principal Financial Group Inc.	4.350%	5/15/2043	340	284
	Principal Financial Group Inc.	4.300%	11/15/2046	265	216
	Progressive Corp.	4.000%	3/1/2029	409	407
	Progressive Corp.	6.625%	3/1/2029	150	160
	Progressive Corp.	4.600%	3/26/2031	225	225
	Progressive Corp.	3.000%	3/15/2032	1,250	1,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progressive Corp.	4.950%	6/15/2033	450	456
	Progressive Corp.	3.700%	1/26/2045	250	190
	Progressive Corp.	4.125%	4/15/2047	385	307
	Progressive Corp.	3.950%	3/26/2050	870	661
	Progressive Corp.	3.700%	3/15/2052	500	363
[5]	Prudential Financial Inc.	5.750%	7/15/2033	345	365
	Prudential Financial Inc.	5.200%	3/14/2035	240	242
[5]	Prudential Financial Inc.	5.700%	12/14/2036	805	835
[5]	Prudential Financial Inc.	6.625%	12/1/2037	300	331
[5]	Prudential Financial Inc.	6.625%	6/21/2040	250	276
[5]	Prudential Financial Inc.	5.100%	8/15/2043	188	171
[5]	Prudential Financial Inc.	4.600%	5/15/2044	1,100	948
	Prudential Financial Inc.	3.905%	12/7/2047	1,332	1,005
[5]	Prudential Financial Inc.	5.700%	9/15/2048	1,150	1,137
	Prudential Financial Inc.	3.935%	12/7/2049	665	495
[5]	Prudential Financial Inc.	4.350%	2/25/2050	535	429
[5]	Prudential Financial Inc.	3.700%	10/1/2050	700	635
[5]	Prudential Financial Inc.	3.700%	3/13/2051	1,300	929
	Prudential Financial Inc.	5.125%	3/1/2052	750	714
	Prudential Financial Inc.	6.000%	9/1/2052	450	451
	Prudential Financial Inc.	6.750%	3/1/2053	500	518
	Prudential Financial Inc.	6.500%	3/15/2054	1,225	1,249
	Prudential Funding Asia plc	3.125%	4/14/2030	740	704
	Prudential Funding Asia plc	3.625%	3/24/2032	500	472
	Radian Group Inc.	6.200%	5/15/2029	651	673
	Raymond James Financial Inc.	4.650%	4/1/2030	250	252
	Raymond James Financial Inc.	4.950%	7/15/2046	675	597
	Raymond James Financial Inc.	5.650%	9/11/2055	1,000	949
[5]	Regions Bank	6.450%	6/26/2037	500	526
	Regions Financial Corp.	1.800%	8/12/2028	500	469
	Regions Financial Corp.	5.722%	6/6/2030	850	872
	Regions Financial Corp.	5.502%	9/6/2035	280	280
	Regions Financial Corp.	7.375%	12/10/2037	500	566
	Reinsurance Group of America Inc.	3.900%	5/15/2029	500	489
	Reinsurance Group of America Inc.	6.000%	9/15/2033	575	597
	Reinsurance Group of America Inc.	5.750%	9/15/2034	750	762
	Reinsurance Group of America Inc.	6.650%	9/15/2055	600	597
	Reinsurance Group of America Inc.	6.375%	9/15/2056	182	176
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	225	223
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	400	388
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	706	725
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	425	434
	Royal Bank of Canada	3.625%	5/4/2027	925	919
[5]	Royal Bank of Canada	4.240%	8/3/2027	17,475	17,475
[5]	Royal Bank of Canada	6.000%	11/1/2027	875	898
[5]	Royal Bank of Canada	4.900%	1/12/2028	850	859
[5]	Royal Bank of Canada	4.522%	10/18/2028	490	490
[5]	Royal Bank of Canada	4.965%	1/24/2029	850	858
[5]	Royal Bank of Canada	4.950%	2/1/2029	600	610
	Royal Bank of Canada	4.498%	8/6/2029	714	714
[5]	Royal Bank of Canada	4.969%	8/2/2030	475	481
[5]	Royal Bank of Canada	5.153%	2/4/2031	2,294	2,330
[5]	Royal Bank of Canada	4.970%	5/2/2031	976	987
	Royal Bank of Canada	4.696%	8/6/2031	613	612
[5]	Royal Bank of Canada	2.300%	11/3/2031	4,450	3,971
	Royal Bank of Canada	3.875%	5/4/2032	925	888
[5]	Royal Bank of Canada	5.000%	2/1/2033	1,785	1,801
[5]	Royal Bank of Canada	5.000%	5/2/2033	825	832
[5]	Royal Bank of Canada	5.150%	2/1/2034	600	613
	Santander Holdings USA Inc.	6.499%	3/9/2029	650	670
	Santander Holdings USA Inc.	6.174%	1/9/2030	600	620
	Santander Holdings USA Inc.	7.660%	11/9/2031	500	551
[5]	Santander UK Group Holdings plc	3.823%	11/3/2028	500	494
	Santander UK Group Holdings plc	6.534%	1/10/2029	1,100	1,134
	Santander UK Group Holdings plc	4.320%	9/22/2029	251	249
	Santander UK Group Holdings plc	5.694%	4/15/2031	1,026	1,055
	Santander UK Group Holdings plc	2.896%	3/15/2032	500	453
	Santander UK Group Holdings plc	5.136%	9/22/2036	813	785
	Selective Insurance Group Inc.	5.900%	4/15/2035	120	124
	Selective Insurance Group Inc.	5.375%	3/1/2049	240	216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	SiriusPoint Ltd.	7.000%	4/5/2029	176	183
	Sixth Street Lending Partners	6.500%	3/11/2029	625	634
	Sixth Street Lending Partners	5.750%	1/15/2030	1,500	1,476
	Sixth Street Lending Partners	6.125%	7/15/2030	150	149
	State Street Bank & Trust Co.	4.782%	11/23/2029	850	863
	State Street Corp.	4.536%	2/28/2028	9,900	9,969
	State Street Corp.	4.543%	4/24/2028	150	150
	State Street Corp.	5.820%	11/4/2028	500	511
	State Street Corp.	4.530%	2/20/2029	400	402
	State Street Corp.	5.684%	11/21/2029	800	828
[5]	State Street Corp.	4.141%	12/3/2029	800	797
	State Street Corp.	2.400%	1/24/2030	625	585
	State Street Corp.	4.729%	2/28/2030	850	860
	State Street Corp.	4.834%	4/24/2030	300	305
	State Street Corp.	2.200%	3/3/2031	500	447
	State Street Corp.	4.675%	10/22/2032	2,500	2,499
	State Street Corp.	4.821%	1/26/2034	610	607
	State Street Corp.	5.159%	5/18/2034	1,000	1,013
[5]	State Street Corp.	3.031%	11/1/2034	550	518
	State Street Corp.	6.123%	11/21/2034	500	528
	State Street Corp.	5.146%	2/28/2036	850	852
	State Street Corp.	4.784%	10/23/2036	349	339
	Stewart Information Services Corp.	3.600%	11/15/2031	375	332
	Stifel Financial Corp.	4.000%	5/15/2030	100	97
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	2,600	2,572
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	500	510
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	1,700	1,676
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	3,650	3,617
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	3,000	2,820
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	3,250	3,239
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	1,000	952
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	400	376
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	1,175	1,097
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	550	561
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	1,300	1,170
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	750	653
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	1,000	875
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	1,443	1,421
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	525	540
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	1,380	1,437
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	375	373
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	2,600	2,709
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	850	871
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	2,867	2,817
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	600	408
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	265	256
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	814	856
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	1,375	1,362
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	481	468
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	402	388
	Synchrony Financial	3.950%	12/1/2027	1,125	1,112
	Synchrony Financial	5.019%	7/29/2029	98	98
	Synchrony Financial	4.947%	2/25/2032	350	340
[10]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	292	290
[10]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	431	428
[10]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	352	348
[10]	Takeoff Merger Sub Inc.	5.500%	3/24/2036	181	178
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	589	581
[5]	Toronto-Dominion Bank	4.980%	4/5/2027	675	680
	Toronto-Dominion Bank	4.108%	6/8/2027	2,050	2,046
	Toronto-Dominion Bank	5.156%	1/10/2028	1,085	1,099
	Toronto-Dominion Bank	4.861%	1/31/2028	374	377
[5]	Toronto-Dominion Bank	5.523%	7/17/2028	1,000	1,025
[5]	Toronto-Dominion Bank	4.994%	4/5/2029	675	685
[5]	Toronto-Dominion Bank	2.000%	9/10/2031	600	529
[5]	Toronto-Dominion Bank	2.450%	1/12/2032	500	442
	Toronto-Dominion Bank	5.298%	1/30/2032	455	468
[5]	Toronto-Dominion Bank	3.200%	3/10/2032	2,491	2,292
	Toronto-Dominion Bank	4.456%	6/8/2032	1,809	1,781
	Toronto-Dominion Bank	5.146%	9/10/2034	500	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	4.928%	10/15/2035	515	506
	TPG Operating Group II LP	4.875%	5/15/2031	340	333
	TPG Operating Group II LP	5.875%	3/5/2034	700	710
	TPG Operating Group II LP	5.375%	1/15/2036	500	483
	Transatlantic Holdings Inc.	8.000%	11/30/2039	625	754
	Travelers Cos. Inc.	5.050%	7/24/2035	75	75
[5]	Travelers Cos. Inc.	6.250%	6/15/2037	1,060	1,157
	Travelers Cos. Inc.	5.350%	11/1/2040	1,730	1,713
	Travelers Cos. Inc.	4.600%	8/1/2043	500	442
	Travelers Cos. Inc.	4.050%	3/7/2048	250	197
	Travelers Cos. Inc.	2.550%	4/27/2050	500	295
	Travelers Cos. Inc.	5.700%	7/24/2055	225	223
[5]	Truist Bank	4.420%	7/24/2028	975	975
[5]	Truist Bank	4.144%	1/27/2029	398	396
[5]	Truist Bank	2.250%	3/11/2030	800	727
[5]	Truist Financial Corp.	4.873%	1/26/2029	1,800	1,812
[5]	Truist Financial Corp.	3.875%	3/19/2029	600	590
[5]	Truist Financial Corp.	7.161%	10/30/2029	950	1,009
[5]	Truist Financial Corp.	5.435%	1/24/2030	1,225	1,253
[5]	Truist Financial Corp.	1.950%	6/5/2030	300	271
	Truist Financial Corp.	4.597%	1/27/2032	2,392	2,365
[5]	Truist Financial Corp.	4.916%	7/28/2033	800	784
[5]	Truist Financial Corp.	6.123%	10/28/2033	300	317
[5]	Truist Financial Corp.	5.122%	1/26/2034	4,650	4,633
[5]	Truist Financial Corp.	5.711%	1/24/2035	1,475	1,520
	UBS AG	5.000%	7/9/2027	1,000	1,010
	UBS AG	7.500%	2/15/2028	3,088	3,268
	UBS AG	5.650%	9/11/2028	1,100	1,135
	UBS AG	4.302%	3/16/2029	672	671
	UBS AG	4.500%	6/26/2048	850	708
	UBS Americas Inc.	7.125%	7/15/2032	465	519
[10]	UBS Group AG	4.194%	4/1/2031	1,000	978
	UBS Group AG	4.875%	5/15/2045	1,680	1,487
	Unum Group	4.000%	6/15/2029	210	206
	Unum Group	5.250%	12/15/2035	323	315
	Unum Group	5.750%	8/15/2042	400	389
	Unum Group	4.500%	12/15/2049	500	393
	Unum Group	4.125%	6/15/2051	500	368
	Unum Group	6.000%	6/15/2054	265	251
[5]	US Bancorp	3.150%	4/27/2027	3,314	3,277
[5]	US Bancorp	4.548%	7/22/2028	1,510	1,512
	US Bancorp	5.775%	6/12/2029	1,225	1,260
[5]	US Bancorp	3.000%	7/30/2029	1,775	1,694
	US Bancorp	5.384%	1/23/2030	2,550	2,609
	US Bancorp	5.100%	7/23/2030	985	1,002
	US Bancorp	5.046%	2/12/2031	510	517
	US Bancorp	5.083%	5/15/2031	2,650	2,687
	US Bancorp	4.481%	1/26/2032	750	742
[5]	US Bancorp	2.677%	1/27/2033	500	445
[5]	US Bancorp	4.967%	7/22/2033	1,130	1,119
	US Bancorp	5.850%	10/21/2033	1,525	1,601
	US Bancorp	4.839%	2/1/2034	1,920	1,898
	US Bancorp	5.678%	1/23/2035	2,700	2,788
	US Bancorp	5.424%	2/12/2036	510	521
	US Bancorp	2.491%	11/3/2036	980	846
	US Bancorp	5.033%	1/26/2037	915	903
	Visa Inc.	1.900%	4/15/2027	886	868
	Visa Inc.	0.750%	8/15/2027	500	479
	Visa Inc.	2.750%	9/15/2027	896	880
	Visa Inc.	3.800%	2/12/2029	450	447
	Visa Inc.	2.050%	4/15/2030	975	897
	Visa Inc.	4.100%	2/12/2031	900	898
	Visa Inc.	1.100%	2/15/2031	800	693
	Visa Inc.	4.400%	2/12/2033	900	890
	Visa Inc.	4.150%	12/14/2035	1,250	1,191
	Visa Inc.	4.700%	2/12/2036	450	445
	Visa Inc.	2.700%	4/15/2040	1,950	1,472
	Visa Inc.	4.300%	12/14/2045	2,300	1,948
	Visa Inc.	3.650%	9/15/2047	655	499
	Visa Inc.	2.000%	8/15/2050	1,500	792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Voya Financial Inc.	5.700%	7/15/2043	650	620
	Voya Financial Inc.	4.800%	6/15/2046	125	106
	W R Berkley Corp.	4.750%	8/1/2044	290	255
	W R Berkley Corp.	3.150%	9/30/2061	500	292
	Wachovia Corp.	7.500%	4/15/2035	150	172
	Wachovia Corp.	5.500%	8/1/2035	325	328
	Wachovia Corp.	6.550%	10/15/2035	100	108
	Webster Financial Corp.	4.100%	3/25/2029	245	240
[5]	Wells Fargo & Co.	4.300%	7/22/2027	1,500	1,498
[5]	Wells Fargo & Co.	5.707%	4/22/2028	2,525	2,558
[5]	Wells Fargo & Co.	3.584%	5/22/2028	1,048	1,038
[5]	Wells Fargo & Co.	2.393%	6/2/2028	1,500	1,464
[5]	Wells Fargo & Co.	4.808%	7/25/2028	4,205	4,223
[5]	Wells Fargo & Co.	4.150%	1/24/2029	200	199
[5]	Wells Fargo & Co.	5.574%	7/25/2029	2,000	2,045
	Wells Fargo & Co.	4.078%	9/15/2029	4,285	4,238
	Wells Fargo & Co.	6.303%	10/23/2029	2,195	2,287
	Wells Fargo & Co.	4.182%	1/23/2030	1,610	1,596
[5]	Wells Fargo & Co.	2.879%	10/30/2030	8,000	7,548
	Wells Fargo & Co.	5.244%	1/24/2031	1,500	1,529
[5]	Wells Fargo & Co.	4.478%	4/4/2031	5,210	5,169
	Wells Fargo & Co.	5.150%	4/23/2031	10,000	10,170
[5]	Wells Fargo & Co.	4.897%	7/25/2033	6,700	6,662
	Wells Fargo & Co.	5.389%	4/24/2034	4,419	4,482
[5]	Wells Fargo & Co.	5.557%	7/25/2034	5,000	5,120
	Wells Fargo & Co.	6.491%	10/23/2034	1,750	1,892
	Wells Fargo & Co.	5.499%	1/23/2035	2,420	2,462
	Wells Fargo & Co.	5.211%	12/3/2035	2,125	2,115
	Wells Fargo & Co.	5.605%	4/23/2036	3,546	3,629
	Wells Fargo & Co.	4.892%	9/15/2036	3,000	2,918
[5]	Wells Fargo & Co.	5.950%	12/15/2036	225	232
	Wells Fargo & Co.	4.960%	1/23/2037	1,016	990
[5]	Wells Fargo & Co.	3.068%	4/30/2041	1,000	751
	Wells Fargo & Co.	5.606%	1/15/2044	1,900	1,813
[5]	Wells Fargo & Co.	4.650%	11/4/2044	2,175	1,822
	Wells Fargo & Co.	3.900%	5/1/2045	650	507
[5]	Wells Fargo & Co.	4.900%	11/17/2045	2,300	1,974
[5]	Wells Fargo & Co.	4.400%	6/14/2046	1,375	1,098
[5]	Wells Fargo & Co.	4.750%	12/7/2046	2,175	1,824
	Wells Fargo & Co.	5.433%	1/23/2047	1,354	1,282
[5]	Wells Fargo & Co.	5.013%	4/4/2051	2,500	2,206
[5]	Wells Fargo & Co.	4.611%	4/25/2053	2,850	2,364
	Wells Fargo Bank NA	5.950%	8/26/2036	550	573
[5]	Wells Fargo Bank NA	5.850%	2/1/2037	425	438
[5]	Wells Fargo Bank NA	6.600%	1/15/2038	605	662
	Western Union Co.	2.750%	3/15/2031	500	453
	Western Union Co.	6.200%	11/17/2036	410	418
	Westpac Banking Corp.	5.535%	11/17/2028	800	827
	Westpac Banking Corp.	1.953%	11/20/2028	900	850
	Westpac Banking Corp.	5.050%	4/16/2029	625	640
	Westpac Banking Corp.	2.650%	1/16/2030	1,620	1,527
	Westpac Banking Corp.	5.405%	8/10/2033	875	887
	Westpac Banking Corp.	6.820%	11/17/2033	600	656
	Westpac Banking Corp.	4.110%	7/24/2034	1,750	1,706
	Westpac Banking Corp.	2.668%	11/15/2035	2,050	1,840
[5]	Westpac Banking Corp.	5.618%	11/20/2035	1,365	1,381
	Westpac Banking Corp.	3.020%	11/18/2036	2,000	1,788
	Westpac Banking Corp.	2.963%	11/16/2040	1,000	739
	Willis North America Inc.	4.500%	9/15/2028	1,500	1,499
	Willis North America Inc.	2.950%	9/15/2029	660	625
	Willis North America Inc.	4.550%	3/15/2031	476	470
	Willis North America Inc.	5.350%	5/15/2033	300	303
	Willis North America Inc.	5.150%	3/15/2036	250	244
	Willis North America Inc.	5.050%	9/15/2048	200	174
	Willis North America Inc.	3.875%	9/15/2049	625	452
	Willis North America Inc.	5.900%	3/5/2054	625	607
	XL Group Ltd.	5.250%	12/15/2043	100	92
	Zions Bancorp NA	4.704%	8/18/2028	1,000	995
	Zions Bancorp NA	3.250%	10/29/2029	250	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zions Bancorp NA	6.816%	11/19/2035	250	257
					1,673,483
Health Care (1.1%)
	Abbott Laboratories	1.150%	1/30/2028	1,850	1,757
	Abbott Laboratories	3.700%	3/9/2029	1,625	1,605
	Abbott Laboratories	1.400%	6/30/2030	400	356
	Abbott Laboratories	4.000%	3/15/2031	2,500	2,459
	Abbott Laboratories	4.300%	3/15/2033	2,025	1,982
	Abbott Laboratories	4.650%	3/15/2036	3,717	3,632
	Abbott Laboratories	4.750%	11/30/2036	400	393
	Abbott Laboratories	6.150%	11/30/2037	425	465
	Abbott Laboratories	4.750%	3/15/2038	2,025	1,964
	Abbott Laboratories	6.000%	4/1/2039	250	270
	Abbott Laboratories	4.750%	4/15/2043	500	460
	Abbott Laboratories	4.900%	11/30/2046	2,115	1,942
	Abbott Laboratories	5.500%	3/15/2056	3,050	2,991
	Abbott Laboratories	5.600%	3/15/2066	1,725	1,682
	AbbVie Inc.	3.775%	3/3/2028	500	497
	AbbVie Inc.	4.650%	3/15/2028	1,050	1,060
	AbbVie Inc.	4.250%	11/14/2028	1,400	1,404
	AbbVie Inc.	4.800%	3/15/2029	2,350	2,388
	AbbVie Inc.	3.200%	11/21/2029	5,600	5,391
	AbbVie Inc.	4.875%	3/15/2030	850	867
	AbbVie Inc.	4.125%	3/15/2031	500	493
	AbbVie Inc.	4.950%	3/15/2031	1,850	1,890
	AbbVie Inc.	4.400%	3/15/2033	1,000	980
	AbbVie Inc.	5.050%	3/15/2034	2,500	2,538
	AbbVie Inc.	4.550%	3/15/2035	1,725	1,675
	AbbVie Inc.	5.200%	3/15/2035	750	763
	AbbVie Inc.	4.500%	5/14/2035	2,105	2,037
	AbbVie Inc.	4.750%	3/15/2036	1,195	1,170
	AbbVie Inc.	4.300%	5/14/2036	1,375	1,299
	AbbVie Inc.	4.050%	11/21/2039	3,977	3,490
	AbbVie Inc.	4.625%	10/1/2042	430	386
	AbbVie Inc.	4.400%	11/6/2042	2,119	1,860
	AbbVie Inc.	4.850%	6/15/2044	1,195	1,087
	AbbVie Inc.	4.750%	3/15/2045	525	470
	AbbVie Inc.	4.700%	5/14/2045	2,257	2,011
	AbbVie Inc.	4.450%	5/14/2046	2,100	1,800
	AbbVie Inc.	4.250%	11/21/2049	9,115	7,392
	AbbVie Inc.	5.400%	3/15/2054	2,925	2,792
	AbbVie Inc.	5.550%	3/15/2056	517	506
	AbbVie Inc.	5.500%	3/15/2064	1,500	1,429
	AbbVie Inc.	5.650%	3/15/2066	500	487
[5]	Adventist Health System	4.742%	12/1/2030	500	496
	Adventist Health System	5.430%	3/1/2032	500	509
	Adventist Health System	5.757%	12/1/2034	375	386
	Adventist Health System	3.630%	3/1/2049	375	251
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	325	322
[5]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	100	91
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	375	308
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	250	176
[5]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	300	195
	Aetna Inc.	6.625%	6/15/2036	1,300	1,402
	Aetna Inc.	6.750%	12/15/2037	350	378
	Aetna Inc.	4.500%	5/15/2042	375	313
	Agilent Technologies Inc.	2.750%	9/15/2029	468	443
	Agilent Technologies Inc.	2.100%	6/4/2030	325	294
	Agilent Technologies Inc.	2.300%	3/12/2031	500	448
	Agilent Technologies Inc.	4.750%	9/9/2034	500	492
	AHS Hospital Corp.	5.024%	7/1/2045	325	301
[5]	AHS Hospital Corp.	2.780%	7/1/2051	500	306
[5]	Allina Health System	3.887%	4/15/2049	325	250
	Amgen Inc.	3.200%	11/2/2027	1,000	984
	Amgen Inc.	5.150%	3/2/2028	3,475	3,526
	Amgen Inc.	1.650%	8/15/2028	1,000	942
	Amgen Inc.	3.000%	2/22/2029	3,100	2,992
	Amgen Inc.	4.050%	8/18/2029	1,050	1,040
	Amgen Inc.	2.450%	2/21/2030	1,675	1,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	5.250%	3/2/2030	800	822
	Amgen Inc.	4.200%	2/19/2031	283	279
	Amgen Inc.	2.300%	2/25/2031	2,100	1,895
	Amgen Inc.	2.000%	1/15/2032	2,850	2,466
	Amgen Inc.	4.200%	3/1/2033	625	604
	Amgen Inc.	5.250%	3/2/2033	3,565	3,658
	Amgen Inc.	4.850%	2/19/2036	1,383	1,358
	Amgen Inc.	3.150%	2/21/2040	3,000	2,331
	Amgen Inc.	2.800%	8/15/2041	850	612
	Amgen Inc.	4.950%	10/1/2041	500	462
	Amgen Inc.	5.150%	11/15/2041	451	428
	Amgen Inc.	5.600%	3/2/2043	2,795	2,758
	Amgen Inc.	4.400%	5/1/2045	1,875	1,581
	Amgen Inc.	5.500%	2/19/2046	750	721
	Amgen Inc.	4.563%	6/15/2048	656	549
	Amgen Inc.	4.663%	6/15/2051	3,189	2,678
	Amgen Inc.	4.200%	2/22/2052	800	620
	Amgen Inc.	5.650%	3/2/2053	3,075	2,976
	Amgen Inc.	2.770%	9/1/2053	2,776	1,636
	Amgen Inc.	5.650%	2/19/2056	350	339
	Amgen Inc.	4.400%	2/22/2062	700	542
	Amgen Inc.	5.750%	3/2/2063	2,250	2,162
[5]	Ascension Health	4.078%	11/15/2028	300	299
[5]	Ascension Health	2.532%	11/15/2029	1,056	992
[5]	Ascension Health	4.294%	11/15/2030	600	595
[5]	Ascension Health	4.923%	11/15/2035	508	502
[5]	Ascension Health	3.106%	11/15/2039	300	236
	Ascension Health	3.945%	11/15/2046	1,150	915
[5]	Ascension Health	4.847%	11/15/2053	610	543
	AstraZeneca Finance LLC	4.875%	3/3/2028	650	661
	AstraZeneca Finance LLC	1.750%	5/28/2028	1,100	1,047
	AstraZeneca Finance LLC	4.850%	2/26/2029	1,050	1,067
	AstraZeneca Finance LLC	4.900%	2/26/2031	1,000	1,021
	AstraZeneca Finance LLC	4.000%	3/2/2031	750	737
	AstraZeneca Finance LLC	2.250%	5/28/2031	500	450
	AstraZeneca Finance LLC	4.300%	3/2/2033	800	784
	AstraZeneca Finance LLC	4.875%	3/3/2033	400	407
	AstraZeneca Finance LLC	5.000%	2/26/2034	1,275	1,294
	AstraZeneca Finance LLC	4.600%	3/2/2036	800	784
	AstraZeneca plc	3.125%	6/12/2027	500	495
	AstraZeneca plc	1.375%	8/6/2030	1,020	900
	AstraZeneca plc	6.450%	9/15/2037	2,530	2,827
	AstraZeneca plc	4.000%	9/18/2042	845	709
	AstraZeneca plc	4.375%	11/16/2045	1,475	1,272
	AstraZeneca plc	3.000%	5/28/2051	250	165
	Augusta SpinCo Corp.	4.321%	9/23/2027	391	391
	Augusta SpinCo Corp.	4.398%	3/23/2029	391	390
	Banner Health	2.338%	1/1/2030	375	348
	Banner Health	1.897%	1/1/2031	500	445
	Banner Health	2.907%	1/1/2042	500	363
[5]	Banner Health	3.181%	1/1/2050	225	151
	Banner Health	2.913%	1/1/2051	500	316
[5]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	500	285
[5]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	500	357
	Baxalta Inc.	5.250%	6/23/2045	415	387
	Baxter International Inc.	2.272%	12/1/2028	1,175	1,094
	Baxter International Inc.	4.450%	2/15/2029	147	145
	Baxter International Inc.	3.950%	4/1/2030	555	532
	Baxter International Inc.	4.900%	12/15/2030	171	169
	Baxter International Inc.	1.730%	4/1/2031	600	502
	Baxter International Inc.	2.539%	2/1/2032	1,275	1,074
	Baxter International Inc.	5.650%	12/15/2035	391	382
	Baxter International Inc.	3.500%	8/15/2046	375	246
	Baxter International Inc.	3.132%	12/1/2051	950	543
[5]	Baylor Scott & White Holdings	1.777%	11/15/2030	500	444
	Baylor Scott & White Holdings	4.185%	11/15/2045	400	332
[5]	Baylor Scott & White Holdings	2.839%	11/15/2050	1,500	942
	Becton Dickinson & Co.	3.700%	6/6/2027	1,430	1,418
	Becton Dickinson & Co.	4.693%	2/13/2028	750	754
	Becton Dickinson & Co.	4.874%	2/8/2029	166	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Becton Dickinson & Co.	2.823%	5/20/2030	1,000	933
	Becton Dickinson & Co.	1.957%	2/11/2031	1,000	882
	Becton Dickinson & Co.	4.298%	8/22/2032	350	340
	Becton Dickinson & Co.	5.110%	2/8/2034	500	503
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	500	325
	Biogen Inc.	2.250%	5/1/2030	1,425	1,301
	Biogen Inc.	5.750%	5/15/2035	525	543
	Biogen Inc.	3.150%	5/1/2050	645	406
	Biogen Inc.	3.250%	2/15/2051	589	372
	Biogen Inc.	6.450%	5/15/2055	200	208
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	500	464
[5]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	175	175
[5]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	308	299
	Boston Scientific Corp.	2.650%	6/1/2030	975	909
	Boston Scientific Corp.	6.250%	11/15/2035	225	248
	Boston Scientific Corp.	4.550%	3/1/2039	559	525
	Boston Scientific Corp.	7.375%	1/15/2040	225	266
	Boston Scientific Corp.	4.700%	3/1/2049	564	495
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	495	491
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	500	440
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	1,050	1,079
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	500	458
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	2,794	2,862
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	1,530	1,361
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	390	294
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	650	570
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	1,750	1,442
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	1,616	1,366
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	3,355	2,693
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	1,150	672
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	3,149	2,271
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	2,300	2,214
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	825	585
	Cardinal Health Inc.	5.125%	2/15/2029	550	559
	Cardinal Health Inc.	5.000%	11/15/2029	575	583
	Cardinal Health Inc.	4.500%	9/15/2030	350	348
	Cardinal Health Inc.	5.450%	2/15/2034	425	434
	Cardinal Health Inc.	5.350%	11/15/2034	950	959
	Cardinal Health Inc.	5.150%	9/15/2035	350	347
	Cardinal Health Inc.	4.600%	3/15/2043	400	344
	Cardinal Health Inc.	4.500%	11/15/2044	250	209
	Cardinal Health Inc.	4.368%	6/15/2047	650	526
	Cardinal Health Inc.	5.750%	11/15/2054	500	488
[5]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	500	341
	Cencora Inc.	3.450%	12/15/2027	700	690
	Cencora Inc.	4.625%	12/15/2027	300	301
	Cencora Inc.	3.950%	2/13/2029	592	584
	Cencora Inc.	2.800%	5/15/2030	975	909
	Cencora Inc.	4.250%	11/15/2030	600	589
	Cencora Inc.	2.700%	3/15/2031	1,000	912
	Cencora Inc.	4.600%	2/13/2033	250	246
	Cencora Inc.	5.125%	2/15/2034	425	428
	Cencora Inc.	5.150%	2/15/2035	600	604
	Cencora Inc.	4.900%	2/13/2036	441	432
	Cencora Inc.	4.300%	12/15/2047	816	672
	Cencora Inc.	5.650%	2/13/2056	350	341
	Centene Corp.	2.450%	7/15/2028	2,267	2,111
	Centene Corp.	4.625%	12/15/2029	1,096	1,040
	Centene Corp.	3.000%	10/15/2030	1,954	1,712
	Centene Corp.	2.500%	3/1/2031	1,869	1,567
	Centene Corp.	2.625%	8/1/2031	210	176
	Children's Health System of Texas	2.511%	8/15/2050	500	292
[5]	Children's Hospital	2.928%	7/15/2050	500	322
[5]	Children's Hospital Corp.	4.115%	1/1/2047	200	165
[5]	Children's Hospital Corp.	2.585%	2/1/2050	200	120
	Children's Hospital Medical Center	4.268%	5/15/2044	150	128
[5]	Children's Hospital of Philadelphia	2.704%	7/1/2050	500	309
[5]	CHRISTUS Health	4.341%	7/1/2028	425	424
	Cigna Group	4.375%	10/15/2028	1,775	1,774
	Cigna Group	5.000%	5/15/2029	850	865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Group	2.400%	3/15/2030	1,317	1,217
	Cigna Group	4.500%	9/15/2030	407	406
	Cigna Group	5.125%	5/15/2031	625	638
	Cigna Group	4.875%	9/15/2032	1,231	1,230
	Cigna Group	5.250%	2/15/2034	500	506
	Cigna Group	5.250%	1/15/2036	1,575	1,577
	Cigna Group	4.800%	8/15/2038	3,345	3,143
	Cigna Group	3.200%	3/15/2040	1,250	967
[5]	Cigna Group	6.125%	11/15/2041	334	346
[5]	Cigna Group	4.800%	7/15/2046	3,400	2,935
[5]	Cigna Group	3.875%	10/15/2047	25	19
	Cigna Group	4.900%	12/15/2048	825	716
	Cigna Group	3.400%	3/15/2050	1,350	923
	Cigna Group	3.400%	3/15/2051	1,000	676
	Cigna Group	5.600%	2/15/2054	800	757
	Cigna Group	6.000%	1/15/2056	375	376
[5]	City of Hope	5.623%	11/15/2043	250	245
[5]	City of Hope	4.378%	8/15/2048	500	404
	Cleveland Clinic Foundation	4.858%	1/1/2114	325	271
	CommonSpirit Health	4.352%	9/1/2030	488	481
	CommonSpirit Health	2.782%	10/1/2030	500	461
	CommonSpirit Health	5.205%	12/1/2031	925	943
	CommonSpirit Health	5.318%	12/1/2034	525	526
	CommonSpirit Health	4.825%	9/1/2035	417	406
[5]	CommonSpirit Health	4.975%	9/1/2035	495	483
[5]	CommonSpirit Health	4.350%	11/1/2042	790	678
	CommonSpirit Health	5.580%	9/1/2045	322	310
	CommonSpirit Health	4.187%	10/1/2049	780	604
	CommonSpirit Health	3.910%	10/1/2050	830	611
	CommonSpirit Health	5.548%	12/1/2054	462	435
	CommonSpirit Health	5.662%	9/1/2055	536	513
[5]	Community Health Network Inc.	3.099%	5/1/2050	965	613
[5]	Corewell Health Obligated Group	3.487%	7/15/2049	275	197
[5]	Cottage Health Obligated Group	3.304%	11/1/2049	425	292
	CVS Health Corp.	3.625%	4/1/2027	475	471
	CVS Health Corp.	1.300%	8/21/2027	1,750	1,676
	CVS Health Corp.	5.000%	1/30/2029	3,000	3,037
	CVS Health Corp.	5.400%	6/1/2029	750	768
	CVS Health Corp.	3.250%	8/15/2029	1,950	1,868
	CVS Health Corp.	5.125%	2/21/2030	1,000	1,014
	CVS Health Corp.	3.750%	4/1/2030	1,563	1,511
	CVS Health Corp.	1.750%	8/21/2030	2,000	1,765
	CVS Health Corp.	5.250%	1/30/2031	500	511
	CVS Health Corp.	1.875%	2/28/2031	1,100	961
	CVS Health Corp.	5.550%	6/1/2031	825	850
	CVS Health Corp.	5.000%	9/15/2032	293	293
	CVS Health Corp.	5.250%	2/21/2033	1,800	1,820
	CVS Health Corp.	5.300%	6/1/2033	1,050	1,059
	CVS Health Corp.	4.875%	7/20/2035	525	505
	CVS Health Corp.	5.450%	9/15/2035	1,200	1,204
	CVS Health Corp.	4.780%	3/25/2038	3,400	3,132
	CVS Health Corp.	6.125%	9/15/2039	575	588
	CVS Health Corp.	2.700%	8/21/2040	1,400	981
	CVS Health Corp.	5.300%	12/5/2043	775	704
	CVS Health Corp.	5.125%	7/20/2045	4,100	3,607
	CVS Health Corp.	5.050%	3/25/2048	6,209	5,326
	CVS Health Corp.	5.625%	2/21/2053	1,000	917
	CVS Health Corp.	5.875%	6/1/2053	1,261	1,194
	CVS Health Corp.	6.050%	6/1/2054	625	606
	CVS Health Corp.	6.200%	9/15/2055	1,300	1,286
	CVS Health Corp.	6.000%	6/1/2063	670	634
	CVS Health Corp.	6.250%	9/15/2065	425	416
	Danaher Corp.	2.600%	10/1/2050	550	328
	Danaher Corp.	2.800%	12/10/2051	1,000	615
[5]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	300	232
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	575	529
	DH Europe Finance II Sarl	2.600%	11/15/2029	650	612
	DH Europe Finance II Sarl	3.250%	11/15/2039	725	582
	DH Europe Finance II Sarl	3.400%	11/15/2049	1,200	841
	Dignity Health	4.500%	11/1/2042	550	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dignity Health	5.267%	11/1/2064	225	201
[5]	Duke University Health System Inc.	3.920%	6/1/2047	450	354
	Edwards Lifesciences Corp.	4.300%	6/15/2028	475	474
	Elevance Health Inc.	4.000%	9/15/2028	764	757
	Elevance Health Inc.	5.150%	6/15/2029	500	509
	Elevance Health Inc.	2.875%	9/15/2029	425	403
	Elevance Health Inc.	4.750%	2/15/2030	340	342
	Elevance Health Inc.	2.250%	5/15/2030	2,500	2,278
	Elevance Health Inc.	2.550%	3/15/2031	1,280	1,155
	Elevance Health Inc.	4.950%	11/1/2031	620	624
	Elevance Health Inc.	4.100%	5/15/2032	700	671
	Elevance Health Inc.	4.600%	9/15/2032	825	812
	Elevance Health Inc.	5.500%	10/15/2032	500	515
	Elevance Health Inc.	4.750%	2/15/2033	950	935
	Elevance Health Inc.	5.375%	6/15/2034	845	856
	Elevance Health Inc.	5.950%	12/15/2034	250	261
	Elevance Health Inc.	5.200%	2/15/2035	1,075	1,074
	Elevance Health Inc.	5.000%	1/15/2036	761	745
	Elevance Health Inc.	5.850%	1/15/2036	300	310
	Elevance Health Inc.	6.375%	6/15/2037	300	321
	Elevance Health Inc.	4.625%	5/15/2042	675	591
	Elevance Health Inc.	4.650%	1/15/2043	1,750	1,515
	Elevance Health Inc.	5.100%	1/15/2044	525	477
	Elevance Health Inc.	4.650%	8/15/2044	75	64
	Elevance Health Inc.	4.375%	12/1/2047	918	739
	Elevance Health Inc.	3.700%	9/15/2049	700	498
	Elevance Health Inc.	3.125%	5/15/2050	1,270	814
	Elevance Health Inc.	3.600%	3/15/2051	1,500	1,041
	Elevance Health Inc.	4.550%	5/15/2052	700	564
	Elevance Health Inc.	6.100%	10/15/2052	500	502
	Elevance Health Inc.	5.125%	2/15/2053	650	571
	Elevance Health Inc.	5.650%	6/15/2054	850	801
	Elevance Health Inc.	5.700%	2/15/2055	2,435	2,302
	Elevance Health Inc.	5.700%	9/15/2055	250	239
	Elevance Health Inc.	5.850%	11/1/2064	675	644
	Eli Lilly & Co.	4.150%	8/14/2027	250	250
	Eli Lilly & Co.	4.550%	2/12/2028	850	857
	Eli Lilly & Co.	4.000%	10/15/2028	508	507
	Eli Lilly & Co.	4.500%	2/9/2029	1,050	1,060
	Eli Lilly & Co.	3.375%	3/15/2029	335	328
	Eli Lilly & Co.	4.200%	8/14/2029	853	853
	Eli Lilly & Co.	4.750%	2/12/2030	750	763
	Eli Lilly & Co.	4.250%	3/15/2031	677	674
	Eli Lilly & Co.	4.900%	2/12/2032	850	869
	Eli Lilly & Co.	4.550%	10/15/2032	1,306	1,306
	Eli Lilly & Co.	4.700%	2/27/2033	400	403
	Eli Lilly & Co.	4.700%	2/9/2034	3,000	2,994
	Eli Lilly & Co.	4.600%	8/14/2034	1,050	1,039
	Eli Lilly & Co.	4.900%	10/15/2035	905	905
	Eli Lilly & Co.	3.950%	3/15/2049	1,335	1,048
	Eli Lilly & Co.	2.250%	5/15/2050	800	450
	Eli Lilly & Co.	4.875%	2/27/2053	1,000	892
	Eli Lilly & Co.	5.000%	2/9/2054	2,075	1,889
	Eli Lilly & Co.	5.050%	8/14/2054	1,175	1,076
	Eli Lilly & Co.	5.500%	2/12/2055	1,750	1,712
	Eli Lilly & Co.	5.550%	10/15/2055	571	563
	Eli Lilly & Co.	2.500%	9/15/2060	500	265
	Eli Lilly & Co.	4.950%	2/27/2063	1,000	877
	Eli Lilly & Co.	5.100%	2/9/2064	2,000	1,797
	Eli Lilly & Co.	5.200%	8/14/2064	150	137
	Eli Lilly & Co.	5.650%	10/15/2065	543	534
[5]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	500	374
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	500	510
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	261	259
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	1,000	1,009
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	525	528
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	1,500	1,583
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	700	714
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	557	547
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	954	1,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	1.200%	10/1/2027	900	863
	Gilead Sciences Inc.	4.800%	11/15/2029	350	357
	Gilead Sciences Inc.	5.250%	10/15/2033	400	414
	Gilead Sciences Inc.	5.100%	6/15/2035	850	860
	Gilead Sciences Inc.	4.600%	9/1/2035	1,000	976
	Gilead Sciences Inc.	4.000%	9/1/2036	1,250	1,152
	Gilead Sciences Inc.	2.600%	10/1/2040	775	561
	Gilead Sciences Inc.	4.800%	4/1/2044	1,325	1,196
	Gilead Sciences Inc.	4.500%	2/1/2045	1,400	1,208
	Gilead Sciences Inc.	4.750%	3/1/2046	1,790	1,588
	Gilead Sciences Inc.	4.150%	3/1/2047	650	526
	Gilead Sciences Inc.	2.800%	10/1/2050	2,325	1,444
	Gilead Sciences Inc.	5.550%	10/15/2053	1,500	1,458
	Gilead Sciences Inc.	5.500%	11/15/2054	850	824
	Gilead Sciences Inc.	5.600%	11/15/2064	625	605
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	2,150	2,139
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	683	687
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	1,380	1,436
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	544	542
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	2,245	2,484
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	1,350	1,315
[5]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	500	356
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	500	409
[5]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	500	314
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	225	189
[5]	Hartford HealthCare Corp.	3.447%	7/1/2054	79	57
	HCA Inc.	5.000%	3/1/2028	600	606
	HCA Inc.	5.200%	6/1/2028	816	828
	HCA Inc.	5.625%	9/1/2028	1,225	1,250
	HCA Inc.	4.125%	6/15/2029	1,670	1,648
	HCA Inc.	3.500%	9/1/2030	3,250	3,086
	HCA Inc.	4.300%	11/15/2030	301	296
	HCA Inc.	5.450%	4/1/2031	1,200	1,230
	HCA Inc.	2.375%	7/15/2031	1,750	1,546
	HCA Inc.	5.500%	3/1/2032	750	768
	HCA Inc.	3.625%	3/15/2032	1,625	1,509
	HCA Inc.	4.600%	11/15/2032	424	413
	HCA Inc.	5.500%	6/1/2033	1,019	1,039
	HCA Inc.	5.600%	4/1/2034	1,100	1,123
	HCA Inc.	5.450%	9/15/2034	1,050	1,060
	HCA Inc.	5.750%	3/1/2035	2,100	2,159
	HCA Inc.	4.900%	11/15/2035	625	605
	HCA Inc.	5.125%	6/15/2039	825	777
	HCA Inc.	4.375%	3/15/2042	500	419
	HCA Inc.	5.500%	6/15/2047	1,000	917
	HCA Inc.	5.250%	6/15/2049	1,945	1,715
	HCA Inc.	3.500%	7/15/2051	1,500	991
	HCA Inc.	4.625%	3/15/2052	2,550	2,029
	HCA Inc.	5.900%	6/1/2053	416	396
	HCA Inc.	6.000%	4/1/2054	1,775	1,715
	HCA Inc.	6.200%	3/1/2055	300	297
	HCA Inc.	5.700%	11/15/2055	450	419
	HCA Inc.	6.100%	4/1/2064	965	932
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	450	340
	Humana Inc.	5.750%	3/1/2028	750	765
	Humana Inc.	3.700%	3/23/2029	700	681
	Humana Inc.	3.125%	8/15/2029	400	381
	Humana Inc.	4.875%	4/1/2030	480	478
	Humana Inc.	5.375%	4/15/2031	1,360	1,374
	Humana Inc.	2.150%	2/3/2032	500	428
	Humana Inc.	5.875%	3/1/2033	750	765
	Humana Inc.	5.950%	3/15/2034	500	509
	Humana Inc.	5.550%	5/1/2035	625	618
	Humana Inc.	4.625%	12/1/2042	375	308
	Humana Inc.	4.950%	10/1/2044	620	519
	Humana Inc.	4.800%	3/15/2047	325	260
	Humana Inc.	3.950%	8/15/2049	470	327
	Humana Inc.	5.500%	3/15/2053	1,050	910
	Humana Inc.	5.750%	4/15/2054	344	309
	Humana Inc.	6.000%	5/1/2055	450	416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Icon Investments Six DAC	6.000%	5/8/2034	425	430
	Illumina Inc.	5.750%	12/13/2027	500	510
	Illumina Inc.	4.750%	12/12/2030	450	448
	Illumina Inc.	2.550%	3/23/2031	500	448
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	500	393
[5]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	500	310
	Inova Health System Foundation	4.068%	5/15/2052	500	394
[5]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	750	547
[5]	Iowa Health System	3.665%	2/15/2050	400	297
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	575	454
	Johnson & Johnson	0.950%	9/1/2027	1,225	1,178
	Johnson & Johnson	2.900%	1/15/2028	1,400	1,377
	Johnson & Johnson	4.800%	6/1/2029	1,175	1,205
	Johnson & Johnson	4.700%	3/1/2030	856	875
	Johnson & Johnson	1.300%	9/1/2030	1,050	933
	Johnson & Johnson	4.900%	6/1/2031	586	605
	Johnson & Johnson	4.850%	3/1/2032	1,038	1,068
	Johnson & Johnson	4.950%	5/15/2033	550	573
	Johnson & Johnson	5.000%	3/1/2035	1,679	1,729
	Johnson & Johnson	3.550%	3/1/2036	825	752
	Johnson & Johnson	3.625%	3/3/2037	2,150	1,930
	Johnson & Johnson	5.950%	8/15/2037	745	817
	Johnson & Johnson	3.400%	1/15/2038	1,400	1,214
	Johnson & Johnson	5.850%	7/15/2038	325	354
	Johnson & Johnson	2.100%	9/1/2040	925	646
	Johnson & Johnson	4.500%	9/1/2040	419	396
	Johnson & Johnson	4.850%	5/15/2041	225	221
	Johnson & Johnson	4.500%	12/5/2043	550	507
	Johnson & Johnson	3.700%	3/1/2046	1,750	1,390
	Johnson & Johnson	3.750%	3/3/2047	500	394
	Johnson & Johnson	3.500%	1/15/2048	250	189
	Johnson & Johnson	2.250%	9/1/2050	325	188
	Johnson & Johnson	5.250%	6/1/2054	650	642
	Johnson & Johnson	2.450%	9/1/2060	1,525	817
	Kaiser Foundation Hospitals	3.150%	5/1/2027	1,031	1,020
[5]	Kaiser Foundation Hospitals	2.810%	6/1/2041	500	364
	Kaiser Foundation Hospitals	4.875%	4/1/2042	925	864
	Kaiser Foundation Hospitals	4.150%	5/1/2047	675	550
[5]	Kaiser Foundation Hospitals	3.266%	11/1/2049	675	463
[5]	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,500	961
	Koninklijke Philips NV	6.875%	3/11/2038	300	331
	Koninklijke Philips NV	5.000%	3/15/2042	785	715
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	450	445
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	275	273
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	500	455
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	600	592
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	750	730
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	800	700
[5]	Mass General Brigham Inc.	3.765%	7/1/2048	150	114
[5]	Mass General Brigham Inc.	3.192%	7/1/2049	400	273
[5]	Mass General Brigham Inc.	4.117%	7/1/2055	275	219
[5]	Mass General Brigham Inc.	3.342%	7/1/2060	725	468
[5]	Mayo Clinic	3.774%	11/15/2043	250	204
[5]	Mayo Clinic	4.000%	11/15/2047	150	119
[5]	Mayo Clinic	4.128%	11/15/2052	125	100
[5]	Mayo Clinic	3.196%	11/15/2061	750	474
	McKesson Corp.	3.950%	2/16/2028	150	149
	McKesson Corp.	4.900%	7/15/2028	102	103
	McKesson Corp.	4.250%	9/15/2029	500	498
	McKesson Corp.	4.650%	5/30/2030	850	855
	McKesson Corp.	4.950%	5/30/2032	800	812
	McKesson Corp.	5.100%	7/15/2033	300	306
	McKesson Corp.	5.250%	5/30/2035	650	662
[5]	McLaren Health Care Corp.	4.386%	5/15/2048	325	269
[5]	MedStar Health Inc.	3.626%	8/15/2049	250	180
	Medtronic Global Holdings SCA	4.250%	3/30/2028	700	702
	Medtronic Global Holdings SCA	4.500%	3/30/2033	500	494
	Medtronic Inc.	4.375%	3/15/2035	2,358	2,279
	Medtronic Inc.	4.625%	3/15/2045	754	673
	Memorial Health Services	3.447%	11/1/2049	500	352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	100	96
[5]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	250	163
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	450	360
[5]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	475	383
	Merck & Co. Inc.	1.700%	6/10/2027	1,450	1,413
	Merck & Co. Inc.	3.850%	9/15/2027	1,000	999
	Merck & Co. Inc.	4.050%	5/17/2028	550	550
	Merck & Co. Inc.	1.900%	12/10/2028	900	852
	Merck & Co. Inc.	3.400%	3/7/2029	1,500	1,469
	Merck & Co. Inc.	3.850%	3/15/2029	589	585
	Merck & Co. Inc.	4.300%	5/17/2030	612	611
	Merck & Co. Inc.	1.450%	6/24/2030	770	686
	Merck & Co. Inc.	4.150%	9/15/2030	1,400	1,391
	Merck & Co. Inc.	4.150%	3/15/2031	761	752
	Merck & Co. Inc.	2.150%	12/10/2031	2,350	2,079
	Merck & Co. Inc.	4.550%	9/15/2032	1,148	1,152
	Merck & Co. Inc.	4.450%	12/4/2032	395	392
	Merck & Co. Inc.	4.500%	5/17/2033	825	822
	Merck & Co. Inc.	6.500%	12/1/2033	525	584
	Merck & Co. Inc.	4.950%	9/15/2035	1,425	1,428
	Merck & Co. Inc.	4.750%	12/4/2035	480	471
	Merck & Co. Inc.	3.900%	3/7/2039	600	526
	Merck & Co. Inc.	2.350%	6/24/2040	525	372
	Merck & Co. Inc.	3.600%	9/15/2042	425	337
	Merck & Co. Inc.	4.150%	5/18/2043	980	826
	Merck & Co. Inc.	4.900%	5/17/2044	612	561
	Merck & Co. Inc.	3.700%	2/10/2045	1,570	1,221
	Merck & Co. Inc.	5.500%	3/15/2046	486	477
	Merck & Co. Inc.	4.000%	3/7/2049	400	313
	Merck & Co. Inc.	2.450%	6/24/2050	750	434
	Merck & Co. Inc.	2.750%	12/10/2051	1,675	1,019
	Merck & Co. Inc.	5.000%	5/17/2053	1,223	1,102
	Merck & Co. Inc.	5.700%	9/15/2055	1,025	1,018
	Merck & Co. Inc.	5.550%	12/4/2055	522	507
	Merck & Co. Inc.	2.900%	12/10/2061	1,200	686
	Merck & Co. Inc.	5.150%	5/17/2063	816	731
	Merck & Co. Inc.	5.700%	12/4/2065	608	591
[5]	Methodist Hospital	2.705%	12/1/2050	500	306
[5]	Montefiore Obligated Group	5.246%	11/1/2048	600	494
[5]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	275	202
	Mylan Inc.	4.550%	4/15/2028	575	572
	Mylan Inc.	5.400%	11/29/2043	400	338
	New York & Presbyterian Hospital	4.024%	8/1/2045	480	392
	New York & Presbyterian Hospital	4.063%	8/1/2056	425	329
	New York & Presbyterian Hospital	2.606%	8/1/2060	350	194
[5]	New York & Presbyterian Hospital	3.954%	8/1/2119	400	272
	Northwell Healthcare Inc.	3.979%	11/1/2046	525	411
	Northwell Healthcare Inc.	4.260%	11/1/2047	450	365
	Northwell Healthcare Inc.	3.809%	11/1/2049	375	277
	Novant Health Inc.	2.637%	11/1/2036	500	397
	Novant Health Inc.	3.168%	11/1/2051	500	327
	Novant Health Inc.	3.318%	11/1/2061	1,000	629
	Novartis Capital Corp.	3.100%	5/17/2027	800	792
	Novartis Capital Corp.	3.900%	11/5/2028	457	455
	Novartis Capital Corp.	4.100%	3/16/2029	1,023	1,022
	Novartis Capital Corp.	3.800%	9/18/2029	500	493
	Novartis Capital Corp.	2.200%	8/14/2030	2,175	1,992
	Novartis Capital Corp.	4.100%	11/5/2030	1,500	1,483
	Novartis Capital Corp.	4.400%	3/18/2031	877	877
	Novartis Capital Corp.	4.300%	11/5/2032	1,000	985
	Novartis Capital Corp.	4.600%	3/18/2033	565	563
	Novartis Capital Corp.	4.200%	9/18/2034	750	725
	Novartis Capital Corp.	4.600%	11/5/2035	1,025	1,004
	Novartis Capital Corp.	4.900%	3/18/2036	563	562
	Novartis Capital Corp.	3.700%	9/21/2042	525	426
	Novartis Capital Corp.	4.400%	5/6/2044	1,650	1,445
	Novartis Capital Corp.	5.200%	11/5/2045	750	717
	Novartis Capital Corp.	4.000%	11/20/2045	1,200	985
	Novartis Capital Corp.	5.600%	3/18/2046	721	722
	Novartis Capital Corp.	2.750%	8/14/2050	850	534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	4.700%	9/18/2054	625	546
	Novartis Capital Corp.	5.300%	11/5/2055	1,000	956
	Novartis Capital Corp.	5.700%	3/18/2056	1,832	1,844
[5]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	245	149
[5]	NYU Langone Hospitals	5.750%	7/1/2043	375	378
	NYU Langone Hospitals	4.784%	7/1/2044	325	292
[5]	NYU Langone Hospitals	4.368%	7/1/2047	425	361
[5]	NYU Langone Hospitals	3.380%	7/1/2055	525	357
[5]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	500	427
	OhioHealth Corp.	2.297%	11/15/2031	500	445
	OhioHealth Corp.	2.834%	11/15/2041	500	365
[5]	OhioHealth Corp.	3.042%	11/15/2050	300	201
	Orlando Health Obligated Group	5.475%	10/1/2035	500	513
	Orlando Health Obligated Group	4.089%	10/1/2048	225	181
	Orlando Health Obligated Group	3.327%	10/1/2050	500	352
	PeaceHealth Obligated Group	4.335%	11/15/2028	170	169
	PeaceHealth Obligated Group	4.855%	11/15/2032	154	154
[5]	PeaceHealth Obligated Group	4.787%	11/15/2048	300	257
[5]	PeaceHealth Obligated Group	3.218%	11/15/2050	500	330
	Pfizer Inc.	3.875%	11/15/2027	225	225
	Pfizer Inc.	3.600%	9/15/2028	200	198
	Pfizer Inc.	3.450%	3/15/2029	1,200	1,179
	Pfizer Inc.	2.625%	4/1/2030	1,175	1,099
	Pfizer Inc.	1.700%	5/28/2030	1,750	1,574
	Pfizer Inc.	4.200%	11/15/2030	829	822
	Pfizer Inc.	1.750%	8/18/2031	1,250	1,091
	Pfizer Inc.	4.500%	11/15/2032	1,025	1,016
	Pfizer Inc.	4.875%	11/15/2035	1,049	1,040
	Pfizer Inc.	4.000%	12/15/2036	825	760
	Pfizer Inc.	4.100%	9/15/2038	1,000	903
	Pfizer Inc.	3.900%	3/15/2039	550	478
	Pfizer Inc.	7.200%	3/15/2039	1,815	2,121
	Pfizer Inc.	2.550%	5/28/2040	750	544
	Pfizer Inc.	4.300%	6/15/2043	780	665
	Pfizer Inc.	4.400%	5/15/2044	600	521
	Pfizer Inc.	4.125%	12/15/2046	1,575	1,268
	Pfizer Inc.	4.200%	9/15/2048	500	404
	Pfizer Inc.	4.000%	3/15/2049	850	662
	Pfizer Inc.	2.700%	5/28/2050	1,275	782
	Pfizer Inc.	5.600%	11/15/2055	425	416
	Pfizer Inc.	5.700%	11/15/2065	425	410
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	3,262	3,281
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	2,450	2,467
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	1,878	1,871
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	2,450	2,312
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	4,893	4,544
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	3,262	2,960
	Pharmacia LLC	6.600%	12/1/2028	912	965
[5]	Piedmont Healthcare Inc.	2.044%	1/1/2032	500	435
	Piedmont Healthcare Inc.	2.864%	1/1/2052	500	310
	Presbyterian Healthcare Services	4.875%	8/1/2052	500	439
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	500	467
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	750	761
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	500	510
[5]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	325	242
[5]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	400	305
	Quest Diagnostics Inc.	4.600%	12/15/2027	200	201
	Quest Diagnostics Inc.	4.200%	6/30/2029	425	422
	Quest Diagnostics Inc.	4.625%	12/15/2029	350	353
	Quest Diagnostics Inc.	2.950%	6/30/2030	800	750
	Quest Diagnostics Inc.	2.800%	6/30/2031	425	388
	Quest Diagnostics Inc.	5.000%	12/15/2034	850	844
	Quest Diagnostics Inc.	5.750%	1/30/2040	61	61
	Quest Diagnostics Inc.	4.700%	3/30/2045	200	178
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	1,000	887
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	900	544
	Revvity Inc.	1.900%	9/15/2028	500	469
	Revvity Inc.	3.300%	9/15/2029	500	479
	Revvity Inc.	2.550%	3/15/2031	500	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Revvity Inc.	2.250%	9/15/2031	500	437
	Revvity Inc.	3.625%	3/15/2051	350	246
	Royalty Pharma plc	1.750%	9/2/2027	1,400	1,349
	Royalty Pharma plc	5.150%	9/2/2029	400	407
	Royalty Pharma plc	2.200%	9/2/2030	900	810
	Royalty Pharma plc	4.450%	3/25/2031	1,000	987
	Royalty Pharma plc	5.400%	9/2/2034	300	302
	Royalty Pharma plc	3.300%	9/2/2040	1,000	758
	Royalty Pharma plc	3.550%	9/2/2050	800	540
	Royalty Pharma plc	3.350%	9/2/2051	500	323
	Royalty Pharma plc	5.900%	9/2/2054	250	240
[5]	Rush System for Health Obligated Group	3.922%	11/15/2029	245	241
	Sanofi SA	3.750%	11/3/2027	711	708
	Sanofi SA	3.625%	6/19/2028	1,000	989
	Sanofi SA	3.800%	11/3/2028	728	722
	Sanofi SA	4.200%	11/3/2032	750	736
[5]	Seattle Children's Hospital	2.719%	10/1/2050	500	307
[5]	Sharp HealthCare	2.680%	8/1/2050	500	300
	Smith & Nephew plc	2.032%	10/14/2030	820	730
	Smith & Nephew plc	5.400%	3/20/2034	500	507
	Solventum Corp.	5.400%	3/1/2029	388	397
	Solventum Corp.	5.450%	3/13/2031	800	821
	Solventum Corp.	5.600%	3/23/2034	1,365	1,395
	Solventum Corp.	5.900%	4/30/2054	1,243	1,216
	SSM Health Care Corp.	4.894%	6/1/2028	1,000	1,008
[5]	Stanford Health Care	3.795%	11/15/2048	450	344
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	600	430
	Stryker Corp.	4.700%	2/10/2028	650	655
	Stryker Corp.	3.650%	3/7/2028	450	445
	Stryker Corp.	4.250%	9/11/2029	475	473
	Stryker Corp.	4.850%	2/10/2030	500	507
	Stryker Corp.	4.625%	9/11/2034	350	342
	Stryker Corp.	5.200%	2/10/2035	873	884
	Stryker Corp.	4.100%	4/1/2043	325	269
	Stryker Corp.	4.375%	5/15/2044	775	655
	Stryker Corp.	4.625%	3/15/2046	800	692
	Stryker Corp.	2.900%	6/15/2050	550	350
[5]	Sutter Health	3.695%	8/15/2028	300	296
[5]	Sutter Health	2.294%	8/15/2030	500	456
[5]	Sutter Health	5.213%	8/15/2032	500	512
	Sutter Health	5.164%	8/15/2033	300	304
[5]	Sutter Health	5.537%	8/15/2035	600	619
[5]	Sutter Health	3.161%	8/15/2040	500	386
[5]	Sutter Health	4.091%	8/15/2048	375	299
[5]	Sutter Health	3.361%	8/15/2050	475	330
	Sutter Health	5.547%	8/15/2053	300	293
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	1,060	1,074
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	2,225	2,022
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	1,200	1,214
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	1,200	904
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	2,540	1,667
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	900	564
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	425	409
	Takeda US Financing Inc.	5.200%	7/7/2035	1,450	1,449
	Takeda US Financing Inc.	5.900%	7/7/2055	1,000	995
	Texas Health Resources	2.328%	11/15/2050	500	281
[5]	Texas Health Resources	4.330%	11/15/2055	100	82
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	295	298
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	500	471
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	575	586
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	890	841
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	600	613
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	344	340
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	400	396
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	2,000	1,769
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	450	445
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	1,950	1,985
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	279	276
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	800	815
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	475	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	517	513
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	525	518
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	1,000	730
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	500	495
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	350	338
	Thermo Fisher Scientific Inc.	5.546%	2/12/2046	625	617
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	400	328
[5]	Trinity Health Corp.	2.632%	12/1/2040	500	359
	Trinity Health Corp.	4.125%	12/1/2045	450	370
	UnitedHealth Group Inc.	4.600%	4/15/2027	500	501
	UnitedHealth Group Inc.	3.700%	5/15/2027	550	547
	UnitedHealth Group Inc.	5.250%	2/15/2028	1,725	1,755
	UnitedHealth Group Inc.	3.850%	6/15/2028	2,100	2,085
	UnitedHealth Group Inc.	4.400%	6/15/2028	200	201
	UnitedHealth Group Inc.	3.875%	12/15/2028	500	495
	UnitedHealth Group Inc.	4.250%	1/15/2029	430	429
	UnitedHealth Group Inc.	4.700%	4/15/2029	400	404
	UnitedHealth Group Inc.	4.000%	5/15/2029	500	495
	UnitedHealth Group Inc.	2.875%	8/15/2029	475	453
	UnitedHealth Group Inc.	4.800%	1/15/2030	830	839
	UnitedHealth Group Inc.	5.300%	2/15/2030	875	900
	UnitedHealth Group Inc.	2.000%	5/15/2030	3,335	3,021
	UnitedHealth Group Inc.	4.650%	1/15/2031	425	427
	UnitedHealth Group Inc.	4.900%	4/15/2031	820	832
	UnitedHealth Group Inc.	2.300%	5/15/2031	2,900	2,601
	UnitedHealth Group Inc.	4.950%	1/15/2032	1,200	1,213
	UnitedHealth Group Inc.	5.350%	2/15/2033	1,725	1,771
	UnitedHealth Group Inc.	4.500%	4/15/2033	1,500	1,465
	UnitedHealth Group Inc.	5.000%	4/15/2034	1,050	1,050
	UnitedHealth Group Inc.	5.300%	6/15/2035	244	249
	UnitedHealth Group Inc.	4.625%	7/15/2035	800	774
	UnitedHealth Group Inc.	6.500%	6/15/2037	200	219
	UnitedHealth Group Inc.	6.625%	11/15/2037	325	359
	UnitedHealth Group Inc.	6.875%	2/15/2038	1,355	1,527
	UnitedHealth Group Inc.	3.500%	8/15/2039	510	413
	UnitedHealth Group Inc.	2.750%	5/15/2040	2,245	1,631
	UnitedHealth Group Inc.	5.700%	10/15/2040	450	454
	UnitedHealth Group Inc.	5.950%	2/15/2041	240	247
	UnitedHealth Group Inc.	3.050%	5/15/2041	1,400	1,037
	UnitedHealth Group Inc.	4.375%	3/15/2042	325	280
	UnitedHealth Group Inc.	3.950%	10/15/2042	800	648
	UnitedHealth Group Inc.	5.500%	7/15/2044	1,745	1,682
	UnitedHealth Group Inc.	4.750%	7/15/2045	1,315	1,147
	UnitedHealth Group Inc.	4.200%	1/15/2047	775	618
	UnitedHealth Group Inc.	4.250%	4/15/2047	950	762
	UnitedHealth Group Inc.	3.750%	10/15/2047	600	444
	UnitedHealth Group Inc.	4.250%	6/15/2048	1,200	954
	UnitedHealth Group Inc.	4.450%	12/15/2048	1,100	897
	UnitedHealth Group Inc.	3.700%	8/15/2049	680	490
	UnitedHealth Group Inc.	2.900%	5/15/2050	520	324
	UnitedHealth Group Inc.	3.250%	5/15/2051	1,000	659
	UnitedHealth Group Inc.	4.750%	5/15/2052	1,200	1,009
	UnitedHealth Group Inc.	5.875%	2/15/2053	1,425	1,406
	UnitedHealth Group Inc.	5.050%	4/15/2053	1,892	1,664
	UnitedHealth Group Inc.	5.375%	4/15/2054	2,150	1,976
	UnitedHealth Group Inc.	5.625%	7/15/2054	2,315	2,204
	UnitedHealth Group Inc.	5.950%	6/15/2055	575	579
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,250	1,568
	UnitedHealth Group Inc.	3.125%	5/15/2060	2,050	1,219
	UnitedHealth Group Inc.	4.950%	5/15/2062	200	168
	UnitedHealth Group Inc.	6.050%	2/15/2063	875	874
	UnitedHealth Group Inc.	5.200%	4/15/2063	1,500	1,307
	UnitedHealth Group Inc.	5.500%	4/15/2064	1,000	916
	UnitedHealth Group Inc.	5.750%	7/15/2064	990	943
	Universal Health Services Inc.	4.625%	10/15/2029	400	396
	Universal Health Services Inc.	2.650%	10/15/2030	1,000	900
	Universal Health Services Inc.	5.050%	10/15/2034	400	383
	UPMC	5.035%	5/15/2033	500	506
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	2,000	1,607
	Viatris Inc.	2.300%	6/22/2027	1,350	1,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Viatris Inc.	3.850%	6/22/2040	1,209	918
	Viatris Inc.	4.000%	6/22/2050	400	262
[5]	WakeMed	3.286%	10/1/2052	500	334
[5]	Willis-Knighton Medical Center	4.813%	9/1/2048	200	172
[5]	Willis-Knighton Medical Center	3.065%	3/1/2051	500	316
	Wyeth LLC	6.500%	2/1/2034	500	552
	Wyeth LLC	6.000%	2/15/2036	410	438
	Wyeth LLC	5.950%	4/1/2037	1,605	1,701
[5]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	500	295
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	400	409
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	475	483
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	800	714
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	308	308
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	300	306
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	200	203
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	180	154
	Zoetis Inc.	3.000%	9/12/2027	800	786
	Zoetis Inc.	4.150%	8/17/2028	588	586
	Zoetis Inc.	3.900%	8/20/2028	400	396
	Zoetis Inc.	2.000%	5/15/2030	575	523
	Zoetis Inc.	5.600%	11/16/2032	1,000	1,047
	Zoetis Inc.	5.000%	8/17/2035	430	426
	Zoetis Inc.	4.700%	2/1/2043	900	802
	Zoetis Inc.	3.950%	9/12/2047	400	313
	Zoetis Inc.	4.450%	8/20/2048	325	272
	Zoetis Inc.	3.000%	5/15/2050	425	274
					656,277
Industrials (0.7%)
	3M Co.	2.875%	10/15/2027	939	921
	3M Co.	4.800%	3/15/2030	790	798
	3M Co.	3.050%	4/15/2030	4,545	4,307
	3M Co.	5.150%	3/15/2035	509	513
[5]	3M Co.	3.625%	10/15/2047	450	326
[5]	3M Co.	4.000%	9/14/2048	1,182	910
	3M Co.	3.250%	8/26/2049	990	661
	3M Co.	3.700%	4/15/2050	545	394
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	705	625
	AGCO Corp.	5.800%	3/21/2034	590	603
	Allegion plc	3.500%	10/1/2029	325	313
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	350	345
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	760	776
[5]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	1,003	897
[5]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	478	465
[5]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	150	148
[5]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	247	243
[5]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	585	569
[5]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	129	125
[5]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	284	276
[5]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	238	230
[5]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	148	138
	Amphenol Corp.	5.050%	4/5/2027	1,000	1,007
	Amphenol Corp.	3.800%	11/15/2027	550	547
	Amphenol Corp.	4.375%	6/12/2028	500	501
	Amphenol Corp.	3.900%	11/15/2028	500	496
	Amphenol Corp.	5.050%	4/5/2029	500	511
	Amphenol Corp.	4.350%	6/1/2029	300	301
	Amphenol Corp.	2.800%	2/15/2030	750	706
	Amphenol Corp.	4.125%	11/15/2030	787	775
	Amphenol Corp.	2.200%	9/15/2031	400	355
	Amphenol Corp.	4.400%	2/15/2033	4,927	4,808
	Amphenol Corp.	5.250%	4/5/2034	500	511
	Amphenol Corp.	5.000%	1/15/2035	525	524
	Amphenol Corp.	4.625%	2/15/2036	1,675	1,619
	Amphenol Corp.	5.375%	11/15/2054	350	334
	Amphenol Corp.	5.300%	11/15/2055	3,075	2,886
	Boeing Co.	5.040%	5/1/2027	1,760	1,769
	Boeing Co.	6.259%	5/1/2027	850	865
	Boeing Co.	3.250%	2/1/2028	1,350	1,323
	Boeing Co.	3.250%	3/1/2028	275	269

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.450%	11/1/2028	1,000	977
Boeing Co.	3.200%	3/1/2029	900	868
Boeing Co.	6.298%	5/1/2029	925	972
Boeing Co.	2.950%	2/1/2030	500	470
Boeing Co.	5.150%	5/1/2030	3,288	3,338
Boeing Co.	3.625%	2/1/2031	2,344	2,228
Boeing Co.	6.388%	5/1/2031	850	907
Boeing Co.	6.125%	2/15/2033	325	346
Boeing Co.	3.600%	5/1/2034	585	523
Boeing Co.	6.528%	5/1/2034	2,100	2,288
Boeing Co.	3.250%	2/1/2035	600	514
Boeing Co.	3.550%	3/1/2038	305	253
Boeing Co.	3.500%	3/1/2039	200	161
Boeing Co.	6.875%	3/15/2039	285	313
Boeing Co.	5.875%	2/15/2040	545	547
Boeing Co.	5.705%	5/1/2040	2,449	2,453
Boeing Co.	3.375%	6/15/2046	450	310
Boeing Co.	3.650%	3/1/2047	475	334
Boeing Co.	3.625%	3/1/2048	400	278
Boeing Co.	3.850%	11/1/2048	200	144
Boeing Co.	3.750%	2/1/2050	1,100	780
Boeing Co.	5.805%	5/1/2050	8,736	8,433
Boeing Co.	6.858%	5/1/2054	2,900	3,191
Boeing Co.	3.950%	8/1/2059	795	547
Boeing Co.	5.930%	5/1/2060	1,422	1,369
Boeing Co.	7.008%	5/1/2064	1,250	1,382
Burlington Northern Santa Fe LLC	3.250%	6/15/2027	875	868
Burlington Northern Santa Fe LLC	6.200%	8/15/2036	125	136
Burlington Northern Santa Fe LLC	6.150%	5/1/2037	775	842
Burlington Northern Santa Fe LLC	5.750%	5/1/2040	625	649
Burlington Northern Santa Fe LLC	5.050%	3/1/2041	675	650
Burlington Northern Santa Fe LLC	5.400%	6/1/2041	1,225	1,223
Burlington Northern Santa Fe LLC	4.950%	9/15/2041	200	191
Burlington Northern Santa Fe LLC	4.400%	3/15/2042	575	505
Burlington Northern Santa Fe LLC	4.375%	9/1/2042	500	434
Burlington Northern Santa Fe LLC	4.450%	3/15/2043	850	740
Burlington Northern Santa Fe LLC	5.150%	9/1/2043	500	474
Burlington Northern Santa Fe LLC	4.900%	4/1/2044	1,100	1,009
Burlington Northern Santa Fe LLC	4.550%	9/1/2044	1,600	1,395
Burlington Northern Santa Fe LLC	4.150%	4/1/2045	500	411
Burlington Northern Santa Fe LLC	4.700%	9/1/2045	600	530
Burlington Northern Santa Fe LLC	3.900%	8/1/2046	550	429
Burlington Northern Santa Fe LLC	4.125%	6/15/2047	635	511
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	634	499
Burlington Northern Santa Fe LLC	4.150%	12/15/2048	575	461
Burlington Northern Santa Fe LLC	3.550%	2/15/2050	695	501
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	745	480
Burlington Northern Santa Fe LLC	3.300%	9/15/2051	125	84
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	575	353
Burlington Northern Santa Fe LLC	4.450%	1/15/2053	950	782
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	2,325	2,139
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	1,829	1,762
Burlington Northern Santa Fe LLC	5.550%	3/15/2056	387	375
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	1,600	1,614
Canadian National Railway Co.	4.200%	3/12/2031	825	814
Canadian National Railway Co.	3.850%	8/5/2032	500	478
Canadian National Railway Co.	4.750%	11/12/2035	645	636
Canadian National Railway Co.	6.200%	6/1/2036	350	381
Canadian National Railway Co.	3.200%	8/2/2046	650	458
Canadian National Railway Co.	2.450%	5/1/2050	505	295
Canadian National Railway Co.	6.125%	11/1/2053	200	209
Canadian Pacific Railway Co.	4.000%	3/15/2029	519	513
Canadian Pacific Railway Co.	2.875%	11/15/2029	550	522
Canadian Pacific Railway Co.	2.050%	3/5/2030	400	366
Canadian Pacific Railway Co.	4.800%	3/30/2030	255	258
Canadian Pacific Railway Co.	7.125%	10/15/2031	275	307
Canadian Pacific Railway Co.	2.450%	12/2/2031	930	826
Canadian Pacific Railway Co.	5.200%	3/30/2035	120	122
Canadian Pacific Railway Co.	5.950%	5/15/2037	375	399
Canadian Pacific Railway Co.	3.000%	12/2/2041	2,000	1,468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	4.300%	5/15/2043	500	426
	Canadian Pacific Railway Co.	4.800%	8/1/2045	275	245
	Canadian Pacific Railway Co.	4.950%	8/15/2045	500	456
	Canadian Pacific Railway Co.	4.700%	5/1/2048	82	71
	Canadian Pacific Railway Co.	3.500%	5/1/2050	455	322
	Canadian Pacific Railway Co.	3.100%	12/2/2051	1,469	961
	Canadian Pacific Railway Co.	5.500%	3/15/2056	400	383
	Canadian Pacific Railway Co.	6.125%	9/15/2115	830	836
	Carrier Global Corp.	2.722%	2/15/2030	2,625	2,453
	Carrier Global Corp.	2.700%	2/15/2031	390	358
	Carrier Global Corp.	5.900%	3/15/2034	663	700
	Carrier Global Corp.	3.377%	4/5/2040	1,224	964
	Carrier Global Corp.	3.577%	4/5/2050	611	437
	Carrier Global Corp.	6.200%	3/15/2054	521	546
[5]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	575	572
[5]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	1,500	1,439
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	100	100
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	650	656
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	409	407
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	300	302
[5]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	750	749
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	300	298
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	850	839
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	500	509
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	400	406
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	550	563
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	327	324
	Caterpillar Inc.	2.600%	4/9/2030	1,260	1,182
	Caterpillar Inc.	5.200%	5/15/2035	275	282
	Caterpillar Inc.	5.200%	5/27/2041	475	470
	Caterpillar Inc.	3.803%	8/15/2042	1,504	1,241
	Caterpillar Inc.	3.250%	9/19/2049	621	431
	Caterpillar Inc.	3.250%	4/9/2050	700	487
	Caterpillar Inc.	5.500%	5/15/2055	50	50
	Caterpillar Inc.	4.750%	5/15/2064	415	358
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	125	124
	CNH Industrial Capital LLC	4.500%	10/8/2027	250	250
	CNH Industrial Capital LLC	4.750%	3/21/2028	250	251
	CNH Industrial Capital LLC	4.550%	4/10/2028	500	500
	CNH Industrial Capital LLC	5.500%	1/12/2029	500	512
	CNH Industrial Capital LLC	5.100%	4/20/2029	900	912
	CNH Industrial Capital LLC	4.500%	10/16/2030	750	741
	CNH Industrial Capital LLC	4.375%	3/7/2031	825	806
[5]	CNH Industrial NV	3.850%	11/15/2027	375	372
	CSX Corp.	3.250%	6/1/2027	650	643
	CSX Corp.	3.800%	3/1/2028	1,275	1,264
	CSX Corp.	4.250%	3/15/2029	900	899
	CSX Corp.	2.400%	2/15/2030	1,150	1,069
	CSX Corp.	4.100%	11/15/2032	748	725
	CSX Corp.	5.200%	11/15/2033	500	512
	CSX Corp.	5.050%	6/15/2035	1,783	1,789
	CSX Corp.	6.150%	5/1/2037	1,000	1,080
	CSX Corp.	6.220%	4/30/2040	599	646
	CSX Corp.	5.500%	4/15/2041	725	730
	CSX Corp.	4.750%	5/30/2042	460	420
	CSX Corp.	4.400%	3/1/2043	93	81
	CSX Corp.	4.100%	3/15/2044	800	661
	CSX Corp.	3.800%	11/1/2046	400	306
	CSX Corp.	4.300%	3/1/2048	1,000	819
	CSX Corp.	4.750%	11/15/2048	595	517
	CSX Corp.	4.500%	3/15/2049	900	751
	CSX Corp.	3.800%	4/15/2050	605	449
	CSX Corp.	2.500%	5/15/2051	500	294
	CSX Corp.	4.500%	11/15/2052	1,378	1,148
	CSX Corp.	4.500%	8/1/2054	200	165
	CSX Corp.	4.250%	11/1/2066	500	376
	CSX Corp.	4.650%	3/1/2068	275	222
	Cummins Inc.	4.250%	5/9/2028	200	200
	Cummins Inc.	4.900%	2/20/2029	400	407
	Cummins Inc.	1.500%	9/1/2030	500	443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cummins Inc.	4.700%	2/15/2031	825	833
	Cummins Inc.	5.150%	2/20/2034	375	381
	Cummins Inc.	5.300%	5/9/2035	1,050	1,069
	Cummins Inc.	2.600%	9/1/2050	600	356
	Cummins Inc.	5.450%	2/20/2054	950	917
[10]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	150	152
	Deere & Co.	5.375%	10/16/2029	455	472
	Deere & Co.	3.100%	4/15/2030	770	735
	Deere & Co.	5.450%	1/16/2035	700	727
	Deere & Co.	3.900%	6/9/2042	250	211
	Deere & Co.	2.875%	9/7/2049	200	131
	Deere & Co.	3.750%	4/15/2050	650	496
	Deere & Co.	5.700%	1/19/2055	1,235	1,258
	Deere Funding Canada Corp.	4.150%	10/9/2030	691	682
	Delta Air Lines Inc.	4.950%	7/10/2028	558	560
	Delta Air Lines Inc.	5.250%	7/10/2030	515	519
[5]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/2028	268	260
	Dover Corp.	2.950%	11/4/2029	575	546
	Dover Corp.	5.375%	3/1/2041	280	280
	Eaton Capital ULC	4.450%	5/9/2030	400	400
	Eaton Corp.	3.103%	9/15/2027	665	656
	Eaton Corp.	3.850%	3/6/2028	1,200	1,192
	Eaton Corp.	3.950%	3/6/2029	513	508
	Eaton Corp.	4.200%	3/6/2031	349	344
	Eaton Corp.	4.000%	11/2/2032	717	694
	Eaton Corp.	4.500%	3/6/2033	179	177
[5]	Eaton Corp.	4.150%	3/15/2033	1,095	1,064
	Eaton Corp.	4.800%	3/6/2036	463	457
	Eaton Corp.	3.915%	9/15/2047	550	434
	Eaton Corp.	5.450%	3/6/2056	400	387
	Embraer Netherlands Finance BV	5.980%	2/11/2035	528	543
	Embraer Netherlands Finance BV	5.400%	1/9/2038	640	611
	Emerson Electric Co.	1.800%	10/15/2027	500	483
	Emerson Electric Co.	2.000%	12/21/2028	1,000	946
	Emerson Electric Co.	2.200%	12/21/2031	900	799
	Emerson Electric Co.	5.000%	3/15/2035	219	221
	Emerson Electric Co.	2.800%	12/21/2051	900	553
[5]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	565	486
[5]	FedEx Corp.	3.400%	2/15/2028	1,000	982
[5]	FedEx Corp.	4.250%	5/15/2030	639	632
[5]	FedEx Corp.	2.400%	5/15/2031	450	405
[5]	FedEx Corp.	4.900%	1/15/2034	435	430
[5]	FedEx Corp.	3.900%	2/1/2035	200	184
[5]	FedEx Corp.	3.250%	5/15/2041	650	489
[5]	FedEx Corp.	3.875%	8/1/2042	435	343
[5]	FedEx Corp.	4.750%	11/15/2045	1,075	920
[5]	FedEx Corp.	4.550%	4/1/2046	1,020	847
[5]	FedEx Corp.	4.400%	1/15/2047	630	507
[5]	FedEx Corp.	4.050%	2/15/2048	810	617
[5]	FedEx Corp.	5.250%	5/15/2050	1,150	1,053
[10]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	507	501
[10]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	565	555
[10]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	349	340
[10]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	387	374
	Flowserve Corp.	3.500%	10/1/2030	500	471
	Fortive Corp.	4.300%	6/15/2046	425	340
	GE Vernova Inc.	4.250%	2/4/2031	643	635
	GE Vernova Inc.	4.875%	2/4/2036	667	661
	GE Vernova Inc.	5.500%	2/4/2056	521	501
	General Dynamics Corp.	3.500%	4/1/2027	350	348
	General Dynamics Corp.	3.750%	5/15/2028	705	701
	General Electric Co.	4.300%	7/29/2030	300	299
	General Electric Co.	4.900%	1/29/2036	4,730	4,728
	GXO Logistics Inc.	6.250%	5/6/2029	440	456
	GXO Logistics Inc.	2.650%	7/15/2031	500	445
	GXO Logistics Inc.	6.500%	5/6/2034	420	441
	HEICO Corp.	5.250%	8/1/2028	500	509
	HEICO Corp.	5.350%	8/1/2033	1,100	1,119
	Hexcel Corp.	5.875%	2/26/2035	138	142
[10]	Honeywell Aerospace Inc.	4.300%	3/16/2031	1,525	1,509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Honeywell Aerospace Inc.	4.600%	3/16/2033	1,700	1,680
[10]	Honeywell Aerospace Inc.	4.950%	3/16/2036	4,525	4,489
[10]	Honeywell Aerospace Inc.	5.622%	3/16/2046	1,000	985
[10]	Honeywell Aerospace Inc.	5.732%	3/16/2056	2,730	2,699
	Honeywell International Inc.	2.700%	8/15/2029	350	332
	Honeywell International Inc.	1.950%	6/1/2030	1,125	1,020
	Honeywell International Inc.	1.750%	9/1/2031	1,150	996
	Honeywell International Inc.	4.500%	1/15/2034	600	590
	Howmet Aerospace Inc.	3.000%	1/15/2029	1,225	1,182
	Howmet Aerospace Inc.	4.850%	10/15/2031	200	202
	Howmet Aerospace Inc.	4.550%	11/15/2032	571	564
	Howmet Aerospace Inc.	5.950%	2/1/2037	859	915
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	500	492
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	250	255
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	800	785
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	3,135	3,239
	IDEX Corp.	4.950%	9/1/2029	420	425
	IDEX Corp.	3.000%	5/1/2030	300	282
	Illinois Tool Works Inc.	3.900%	9/1/2042	1,545	1,288
	Ingersoll Rand Inc.	5.197%	6/15/2027	575	580
	Ingersoll Rand Inc.	5.400%	8/14/2028	300	307
	Ingersoll Rand Inc.	5.176%	6/15/2029	625	640
	Ingersoll Rand Inc.	5.314%	6/15/2031	500	513
	Ingersoll Rand Inc.	5.700%	8/14/2033	950	987
	Ingersoll Rand Inc.	5.450%	6/15/2034	625	638
	Ingersoll Rand Inc.	5.700%	6/15/2054	500	488
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	500	519
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	500	518
	Jacobs Solutions Inc.	4.750%	3/3/2031	750	739
	Jacobs Solutions Inc.	5.375%	3/3/2036	825	803
[5]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	471	446
[5]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	324	287
[5]	John Deere Capital Corp.	4.900%	6/11/2027	512	517
[5]	John Deere Capital Corp.	2.800%	9/8/2027	250	246
[5]	John Deere Capital Corp.	4.150%	9/15/2027	875	877
[5]	John Deere Capital Corp.	3.050%	1/6/2028	600	590
	John Deere Capital Corp.	4.650%	1/7/2028	450	454
[5]	John Deere Capital Corp.	4.750%	1/20/2028	850	862
[5]	John Deere Capital Corp.	4.900%	3/3/2028	500	509
[5]	John Deere Capital Corp.	1.500%	3/6/2028	500	477
[5]	John Deere Capital Corp.	4.250%	6/5/2028	450	452
[5]	John Deere Capital Corp.	4.950%	7/14/2028	800	816
[5]	John Deere Capital Corp.	3.450%	3/7/2029	623	611
[5]	John Deere Capital Corp.	3.900%	3/9/2029	708	703
[5]	John Deere Capital Corp.	4.850%	6/11/2029	431	439
[5]	John Deere Capital Corp.	2.800%	7/18/2029	490	468
[5]	John Deere Capital Corp.	2.450%	1/9/2030	3,535	3,323
[5]	John Deere Capital Corp.	4.550%	6/5/2030	650	654
[5]	John Deere Capital Corp.	4.700%	6/10/2030	500	507
[5]	John Deere Capital Corp.	4.375%	10/15/2030	500	499
	John Deere Capital Corp.	1.450%	1/15/2031	500	439
[5]	John Deere Capital Corp.	4.900%	3/7/2031	800	817
[5]	John Deere Capital Corp.	4.200%	3/10/2031	365	361
[5]	John Deere Capital Corp.	3.900%	6/7/2032	745	721
[5]	John Deere Capital Corp.	4.350%	9/15/2032	500	496
[5]	John Deere Capital Corp.	5.150%	9/8/2033	750	773
[5]	John Deere Capital Corp.	5.100%	4/11/2034	835	850
[5]	John Deere Capital Corp.	5.050%	6/12/2034	675	685
	Johnson Controls International plc	5.500%	4/19/2029	585	604
	Johnson Controls International plc	1.750%	9/15/2030	420	373
	Johnson Controls International plc	2.000%	9/16/2031	500	436
	Johnson Controls International plc	4.900%	12/1/2032	989	993
[5]	Johnson Controls International plc	4.625%	7/2/2044	200	174
	Kennametal Inc.	4.625%	6/15/2028	1,000	1,004
	Keysight Technologies Inc.	4.600%	4/6/2027	375	375
	Keysight Technologies Inc.	3.000%	10/30/2029	700	666
	Keysight Technologies Inc.	4.950%	10/15/2034	175	173
	Kirby Corp.	4.200%	3/1/2028	408	405
[5]	L3Harris Technologies Inc.	4.400%	6/15/2028	600	600
	L3Harris Technologies Inc.	5.050%	6/1/2029	635	646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	2.900%	12/15/2029	750	708
	L3Harris Technologies Inc.	1.800%	1/15/2031	600	525
	L3Harris Technologies Inc.	5.250%	6/1/2031	635	650
	L3Harris Technologies Inc.	5.400%	7/31/2033	1,500	1,538
	L3Harris Technologies Inc.	5.350%	6/1/2034	635	646
	L3Harris Technologies Inc.	4.854%	4/27/2035	100	98
	L3Harris Technologies Inc.	5.054%	4/27/2045	475	441
	L3Harris Technologies Inc.	5.600%	7/31/2053	1,080	1,048
	Lennox International Inc.	1.700%	8/1/2027	500	483
	LKQ Corp.	5.750%	6/15/2028	3,000	3,054
	Lockheed Martin Corp.	5.100%	11/15/2027	612	622
	Lockheed Martin Corp.	4.450%	5/15/2028	500	503
	Lockheed Martin Corp.	4.150%	8/15/2028	400	400
	Lockheed Martin Corp.	4.500%	2/15/2029	500	504
	Lockheed Martin Corp.	4.400%	8/15/2030	475	476
	Lockheed Martin Corp.	4.700%	12/15/2031	350	355
	Lockheed Martin Corp.	3.900%	6/15/2032	175	170
	Lockheed Martin Corp.	5.250%	1/15/2033	1,225	1,276
	Lockheed Martin Corp.	4.750%	2/15/2034	700	701
	Lockheed Martin Corp.	3.600%	3/1/2035	485	442
	Lockheed Martin Corp.	5.000%	8/15/2035	350	353
	Lockheed Martin Corp.	4.500%	5/15/2036	565	549
[5]	Lockheed Martin Corp.	6.150%	9/1/2036	452	496
	Lockheed Martin Corp.	5.720%	6/1/2040	316	335
	Lockheed Martin Corp.	4.070%	12/15/2042	1,131	956
	Lockheed Martin Corp.	3.800%	3/1/2045	750	591
	Lockheed Martin Corp.	4.700%	5/15/2046	1,050	931
	Lockheed Martin Corp.	2.800%	6/15/2050	700	436
	Lockheed Martin Corp.	4.090%	9/15/2052	622	486
	Lockheed Martin Corp.	4.150%	6/15/2053	210	165
	Lockheed Martin Corp.	5.700%	11/15/2054	1,000	999
	Lockheed Martin Corp.	5.200%	2/15/2055	1,050	975
	Lockheed Martin Corp.	4.300%	6/15/2062	300	234
	Lockheed Martin Corp.	5.900%	11/15/2063	1,235	1,261
	Lockheed Martin Corp.	5.200%	2/15/2064	500	454
	MasTec Inc.	5.900%	6/15/2029	325	336
	Norfolk Southern Corp.	7.800%	5/15/2027	100	104
	Norfolk Southern Corp.	3.150%	6/1/2027	125	123
	Norfolk Southern Corp.	3.800%	8/1/2028	2,950	2,919
	Norfolk Southern Corp.	2.550%	11/1/2029	338	318
	Norfolk Southern Corp.	5.050%	8/1/2030	500	511
	Norfolk Southern Corp.	3.000%	3/15/2032	550	502
	Norfolk Southern Corp.	4.450%	3/1/2033	420	412
	Norfolk Southern Corp.	5.550%	3/15/2034	500	519
	Norfolk Southern Corp.	5.100%	5/1/2035	300	301
	Norfolk Southern Corp.	4.837%	10/1/2041	565	521
	Norfolk Southern Corp.	3.950%	10/1/2042	425	346
	Norfolk Southern Corp.	4.450%	6/15/2045	725	614
	Norfolk Southern Corp.	4.650%	1/15/2046	300	259
	Norfolk Southern Corp.	3.942%	11/1/2047	850	651
	Norfolk Southern Corp.	4.100%	5/15/2049	615	478
	Norfolk Southern Corp.	3.400%	11/1/2049	330	228
	Norfolk Southern Corp.	3.050%	5/15/2050	1,600	1,027
	Norfolk Southern Corp.	2.900%	8/25/2051	520	319
	Norfolk Southern Corp.	4.050%	8/15/2052	634	480
	Norfolk Southern Corp.	3.700%	3/15/2053	350	248
	Norfolk Southern Corp.	4.550%	6/1/2053	720	592
	Norfolk Southern Corp.	5.350%	8/1/2054	2,555	2,381
	Norfolk Southern Corp.	3.155%	5/15/2055	1,811	1,145
	Norfolk Southern Corp.	5.950%	3/15/2064	500	496
	Norfolk Southern Corp.	5.100%	8/1/2118	300	254
	Norfolk Southern Corp.	4.100%	5/15/2121	500	338
	Northrop Grumman Corp.	3.250%	1/15/2028	3,400	3,341
	Northrop Grumman Corp.	4.600%	2/1/2029	400	403
	Northrop Grumman Corp.	4.400%	5/1/2030	1,540	1,536
	Northrop Grumman Corp.	4.650%	7/15/2030	400	402
	Northrop Grumman Corp.	4.700%	3/15/2033	750	749
	Northrop Grumman Corp.	4.900%	6/1/2034	700	699
	Northrop Grumman Corp.	5.050%	11/15/2040	245	237
	Northrop Grumman Corp.	4.750%	6/1/2043	776	701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	3.850%	4/15/2045	105	82
	Northrop Grumman Corp.	4.030%	10/15/2047	2,418	1,902
	Northrop Grumman Corp.	5.250%	5/1/2050	795	737
	Northrop Grumman Corp.	4.950%	3/15/2053	750	664
	Northrop Grumman Corp.	5.200%	6/1/2054	1,000	922
	nVent Finance Sarl	4.550%	4/15/2028	300	299
	nVent Finance Sarl	5.650%	5/15/2033	500	514
	Oshkosh Corp.	4.600%	5/15/2028	400	400
	Oshkosh Corp.	3.100%	3/1/2030	80	75
	Otis Worldwide Corp.	2.293%	4/5/2027	600	588
	Otis Worldwide Corp.	5.250%	8/16/2028	600	612
	Otis Worldwide Corp.	2.565%	2/15/2030	1,400	1,300
	Otis Worldwide Corp.	5.125%	11/19/2031	200	204
	Otis Worldwide Corp.	5.131%	9/4/2035	200	199
	Otis Worldwide Corp.	3.112%	2/15/2040	611	464
	Otis Worldwide Corp.	3.362%	2/15/2050	550	376
	PACCAR Financial Corp.	5.000%	5/13/2027	750	758
	PACCAR Financial Corp.	4.250%	6/23/2027	500	502
	PACCAR Financial Corp.	4.450%	8/6/2027	575	579
	PACCAR Financial Corp.	4.550%	3/3/2028	500	504
	PACCAR Financial Corp.	4.000%	8/8/2028	500	500
[5]	PACCAR Financial Corp.	4.000%	11/7/2028	352	351
[5]	PACCAR Financial Corp.	4.600%	1/31/2029	500	507
[5]	PACCAR Financial Corp.	3.900%	2/5/2029	408	405
	PACCAR Financial Corp.	4.000%	9/26/2029	750	745
	PACCAR Financial Corp.	4.550%	5/8/2030	725	730
[5]	PACCAR Financial Corp.	5.000%	3/22/2034	500	506
	Parker-Hannifin Corp.	4.250%	9/15/2027	1,043	1,043
	Parker-Hannifin Corp.	3.250%	6/14/2029	1,000	969
[5]	Parker-Hannifin Corp.	4.200%	11/21/2034	200	191
[5]	Parker-Hannifin Corp.	6.250%	5/15/2038	165	181
[5]	Parker-Hannifin Corp.	4.450%	11/21/2044	420	363
	Parker-Hannifin Corp.	4.100%	3/1/2047	500	403
	Parker-Hannifin Corp.	4.000%	6/14/2049	950	742
	Precision Castparts Corp.	3.900%	1/15/2043	375	311
	Precision Castparts Corp.	4.375%	6/15/2045	275	234
	Regal Rexnord Corp.	6.050%	4/15/2028	1,050	1,077
[5]	Regal Rexnord Corp.	6.300%	2/15/2030	820	859
	Regal Rexnord Corp.	6.400%	4/15/2033	1,060	1,120
	Republic Services Inc.	4.875%	4/1/2029	500	507
	Republic Services Inc.	5.000%	11/15/2029	500	510
	Republic Services Inc.	2.300%	3/1/2030	725	669
	Republic Services Inc.	4.750%	7/15/2030	126	127
	Republic Services Inc.	1.450%	2/15/2031	500	433
	Republic Services Inc.	1.750%	2/15/2032	625	535
	Republic Services Inc.	2.375%	3/15/2033	1,000	863
	Republic Services Inc.	5.000%	4/1/2034	500	505
	Republic Services Inc.	5.150%	3/15/2035	1,243	1,267
	Republic Services Inc.	6.200%	3/1/2040	125	136
	Republic Services Inc.	5.700%	5/15/2041	300	310
	Republic Services Inc.	3.050%	3/1/2050	650	431
	Rockwell Automation Inc.	3.500%	3/1/2029	350	343
	Rockwell Automation Inc.	1.750%	8/15/2031	500	434
	Rockwell Automation Inc.	4.200%	3/1/2049	575	467
	Rockwell Automation Inc.	2.800%	8/15/2061	500	279
	RTX Corp.	3.125%	5/4/2027	975	963
	RTX Corp.	7.200%	8/15/2027	75	78
	RTX Corp.	4.125%	11/16/2028	3,445	3,431
	RTX Corp.	2.250%	7/1/2030	1,300	1,189
	RTX Corp.	6.000%	3/15/2031	870	924
	RTX Corp.	1.900%	9/1/2031	925	806
	RTX Corp.	2.375%	3/15/2032	200	176
	RTX Corp.	5.150%	2/27/2033	850	867
	RTX Corp.	6.100%	3/15/2034	919	990
	RTX Corp.	5.400%	5/1/2035	500	515
	RTX Corp.	6.050%	6/1/2036	585	629
	RTX Corp.	6.125%	7/15/2038	463	498
	RTX Corp.	4.450%	11/16/2038	810	747
	RTX Corp.	5.700%	4/15/2040	480	493
	RTX Corp.	4.875%	10/15/2040	225	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	4.500%	6/1/2042	2,857	2,535
	RTX Corp.	4.800%	12/15/2043	285	257
	RTX Corp.	4.150%	5/15/2045	694	568
	RTX Corp.	3.750%	11/1/2046	900	684
	RTX Corp.	4.350%	4/15/2047	780	646
	RTX Corp.	4.050%	5/4/2047	511	405
	RTX Corp.	4.625%	11/16/2048	1,500	1,276
	RTX Corp.	3.125%	7/1/2050	863	567
	RTX Corp.	2.820%	9/1/2051	925	566
	RTX Corp.	3.030%	3/15/2052	950	602
	RTX Corp.	5.375%	2/27/2053	640	600
	RTX Corp.	6.400%	3/15/2054	1,821	1,963
[5]	Ryder System Inc.	5.650%	3/1/2028	500	511
[5]	Ryder System Inc.	5.250%	6/1/2028	500	508
	Ryder System Inc.	6.300%	12/1/2028	500	523
[5]	Ryder System Inc.	5.375%	3/15/2029	1,000	1,023
[5]	Ryder System Inc.	5.500%	6/1/2029	500	514
[5]	Ryder System Inc.	4.950%	9/1/2029	500	507
[5]	Ryder System Inc.	4.900%	12/1/2029	300	303
	Ryder System Inc.	5.000%	3/15/2030	302	306
[5]	Ryder System Inc.	4.850%	6/15/2030	100	101
	Ryder System Inc.	4.300%	12/1/2030	300	295
	Ryder System Inc.	6.600%	12/1/2033	500	549
	Southwest Airlines Co.	5.125%	6/15/2027	1,925	1,932
	Southwest Airlines Co.	3.450%	11/16/2027	540	530
	Southwest Airlines Co.	4.375%	11/15/2028	300	296
	Southwest Airlines Co.	2.625%	2/10/2030	400	367
	Southwest Airlines Co.	5.250%	11/15/2035	425	399
	Teledyne Technologies Inc.	2.250%	4/1/2028	500	480
	Teledyne Technologies Inc.	2.750%	4/1/2031	900	823
	Textron Inc.	3.375%	3/1/2028	325	319
	Textron Inc.	6.100%	11/15/2033	500	527
	Textron Inc.	5.500%	5/15/2035	455	463
	Textron Inc.	4.950%	3/15/2036	600	584
	Timken Co.	4.500%	12/15/2028	400	399
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	600	616
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	500	507
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	1,200	1,189
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	415	421
	Trimble Inc.	4.900%	6/15/2028	400	401
	Triton Container International Ltd.	3.250%	3/15/2032	500	450
	Triton Container International Ltd.	5.150%	2/15/2033	400	392
	Tyco Electronics Group SA	3.125%	8/15/2027	450	444
	Tyco Electronics Group SA	4.500%	2/9/2031	300	299
	Tyco Electronics Group SA	2.500%	2/4/2032	500	444
	Tyco Electronics Group SA	4.875%	2/9/2036	516	510
	Tyco Electronics Group SA	7.125%	10/1/2037	550	635
	Union Pacific Corp.	3.000%	4/15/2027	240	237
	Union Pacific Corp.	2.400%	2/5/2030	825	767
	Union Pacific Corp.	2.375%	5/20/2031	500	453
	Union Pacific Corp.	2.800%	2/14/2032	500	455
	Union Pacific Corp.	3.375%	2/1/2035	900	803
	Union Pacific Corp.	5.100%	2/20/2035	489	498
	Union Pacific Corp.	3.600%	9/15/2037	428	375
	Union Pacific Corp.	4.050%	3/1/2046	500	400
	Union Pacific Corp.	3.350%	8/15/2046	550	391
	Union Pacific Corp.	3.250%	2/5/2050	850	576
	Union Pacific Corp.	3.799%	10/1/2051	682	504
	Union Pacific Corp.	2.950%	3/10/2052	500	312
	Union Pacific Corp.	4.950%	9/9/2052	521	468
	Union Pacific Corp.	5.600%	12/1/2054	240	235
	Union Pacific Corp.	3.839%	3/20/2060	1,106	784
	Union Pacific Corp.	3.550%	5/20/2061	545	359
	Union Pacific Corp.	2.973%	9/16/2062	875	502
	Union Pacific Corp.	4.100%	9/15/2067	350	254
	Union Pacific Corp.	3.750%	2/5/2070	1,000	664
	Union Pacific Corp.	3.799%	4/6/2071	1,150	774
	Union Pacific Corp.	3.850%	2/14/2072	500	340
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	832	846
[5]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	979	1,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	554	570
[5]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	303	295
[5]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	602	581
[5]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	306	299
[5]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	347	319
[5]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	794	809
	United Parcel Service Inc.	2.500%	9/1/2029	400	378
	United Parcel Service Inc.	4.450%	4/1/2030	1,000	1,007
	United Parcel Service Inc.	4.650%	10/15/2030	275	279
	United Parcel Service Inc.	4.875%	3/3/2033	650	663
	United Parcel Service Inc.	5.150%	5/22/2034	750	771
	United Parcel Service Inc.	5.250%	5/14/2035	250	255
	United Parcel Service Inc.	6.200%	1/15/2038	1,505	1,642
	United Parcel Service Inc.	5.200%	4/1/2040	465	459
	United Parcel Service Inc.	4.250%	3/15/2049	666	534
	United Parcel Service Inc.	3.400%	9/1/2049	200	139
	United Parcel Service Inc.	5.300%	4/1/2050	2,795	2,616
	United Parcel Service Inc.	5.050%	3/3/2053	650	578
	United Parcel Service Inc.	5.950%	5/14/2055	1,150	1,162
	United Parcel Service Inc.	5.600%	5/22/2064	500	472
	United Parcel Service Inc.	6.050%	5/14/2065	350	352
	Valmont Industries Inc.	5.000%	10/1/2044	475	419
	Valmont Industries Inc.	5.250%	10/1/2054	300	271
	Veralto Corp.	5.350%	9/18/2028	600	613
	Veralto Corp.	5.450%	9/18/2033	600	613
	Vertiv Holdings Co.	4.850%	3/15/2036	400	389
	Vertiv Holdings Co.	5.650%	3/15/2046	425	405
	Vertiv Holdings Co.	5.800%	3/15/2056	413	397
	Vertiv Holdings Co.	5.950%	3/15/2066	350	335
	Vontier Corp.	2.400%	4/1/2028	500	479
	Vontier Corp.	2.950%	4/1/2031	500	454
	Waste Connections Inc.	4.250%	12/1/2028	391	391
	Waste Connections Inc.	3.500%	5/1/2029	950	933
	Waste Connections Inc.	2.600%	2/1/2030	500	470
	Waste Connections Inc.	2.200%	1/15/2032	700	615
	Waste Connections Inc.	4.200%	1/15/2033	639	619
	Waste Connections Inc.	5.000%	3/1/2034	470	473
	Waste Connections Inc.	5.250%	9/1/2035	375	382
	Waste Connections Inc.	4.800%	7/15/2036	810	794
	Waste Connections Inc.	3.050%	4/1/2050	300	200
	Waste Connections Inc.	2.950%	1/15/2052	700	445
	Waste Management Inc.	4.950%	7/3/2027	375	379
	Waste Management Inc.	3.150%	11/15/2027	1,600	1,576
	Waste Management Inc.	1.150%	3/15/2028	500	472
	Waste Management Inc.	4.500%	3/15/2028	850	855
	Waste Management Inc.	4.650%	3/15/2030	1,000	1,009
	Waste Management Inc.	1.500%	3/15/2031	1,400	1,217
	Waste Management Inc.	4.950%	7/3/2031	325	332
	Waste Management Inc.	4.800%	3/15/2032	1,000	1,015
	Waste Management Inc.	4.625%	2/15/2033	250	250
	Waste Management Inc.	4.875%	2/15/2034	725	734
	Waste Management Inc.	4.950%	3/15/2035	1,700	1,705
	Waste Management Inc.	2.950%	6/1/2041	500	373
	Waste Management Inc.	4.150%	7/15/2049	325	265
	Waste Management Inc.	2.500%	11/15/2050	500	298
	Waste Management Inc.	5.350%	10/15/2054	400	381
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	750	752
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	200	202
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	470	484
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	725	741
	WW Grainger Inc.	4.600%	6/15/2045	905	803
	WW Grainger Inc.	3.750%	5/15/2046	325	252
	WW Grainger Inc.	4.200%	5/15/2047	350	289
	Xylem Inc.	1.950%	1/30/2028	250	240
	Xylem Inc.	2.250%	1/30/2031	400	360
	Xylem Inc.	4.375%	11/1/2046	475	394
					409,227
Materials (0.3%)
	Air Products and Chemicals Inc.	1.850%	5/15/2027	150	146

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Air Products and Chemicals Inc.	4.600%	2/8/2029	450	455
Air Products and Chemicals Inc.	2.050%	5/15/2030	700	638
Air Products and Chemicals Inc.	4.800%	3/3/2033	400	403
Air Products and Chemicals Inc.	4.850%	2/8/2034	1,240	1,241
Air Products and Chemicals Inc.	2.700%	5/15/2040	600	441
Air Products and Chemicals Inc.	2.800%	5/15/2050	1,000	618
Albemarle Corp.	5.050%	6/1/2032	153	154
Amcor Finance USA Inc.	4.500%	5/15/2028	500	500
Amcor Finance USA Inc.	5.625%	5/26/2033	582	596
Amcor Flexibles North America Inc.	4.800%	3/17/2028	312	314
Amcor Flexibles North America Inc.	4.250%	3/8/2029	1,000	991
Amcor Flexibles North America Inc.	5.100%	3/17/2030	417	421
Amcor Flexibles North America Inc.	2.630%	6/19/2030	500	461
Amcor Flexibles North America Inc.	2.690%	5/25/2031	500	451
Amcor Flexibles North America Inc.	5.500%	3/17/2035	3,522	3,566
Amcor Flexibles North America Inc.	5.125%	3/12/2036	880	855
Amcor Group Finance plc	5.450%	5/23/2029	500	512
Amrize Finance US LLC	4.600%	4/7/2027	131	131
Amrize Finance US LLC	4.700%	4/7/2028	131	132
Amrize Finance US LLC	4.950%	4/7/2030	185	187
Amrize Finance US LLC	5.400%	4/7/2035	1,243	1,264
AngloGold Ashanti Holdings plc	3.375%	11/1/2028	750	726
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	700	672
AptarGroup Inc.	4.750%	3/30/2031	476	472
ArcelorMittal SA	6.550%	11/29/2027	1,035	1,067
ArcelorMittal SA	4.250%	7/16/2029	400	398
ArcelorMittal SA	6.800%	11/29/2032	700	773
ArcelorMittal SA	6.000%	6/17/2034	585	616
ArcelorMittal SA	6.350%	6/17/2054	600	612
Barrick Mining Corp.	6.450%	10/15/2035	375	409
Barrick North America Finance LLC	5.700%	5/30/2041	770	770
Barrick North America Finance LLC	5.750%	5/1/2043	850	842
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	675	693
Berry Global Inc.	5.500%	4/15/2028	500	510
Berry Global Inc.	5.800%	6/15/2031	675	699
Berry Global Inc.	5.650%	1/15/2034	3,055	3,124
BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	850	858
BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	500	509
BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	432	440
BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	700	720
BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	278	284
BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	550	552
BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	1,200	1,226
BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	487	496
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	2,500	2,499
BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	1,050	889
BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	450	435
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	300	300
Cabot Corp.	4.000%	7/1/2029	240	237
Carlisle Cos. Inc.	3.750%	12/1/2027	650	643
Carlisle Cos. Inc.	2.750%	3/1/2030	675	631
Carlisle Cos. Inc.	5.250%	9/15/2035	95	95
Carlisle Cos. Inc.	5.550%	9/15/2040	275	272
Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	300	296
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	350	305
CF Industries Inc.	5.150%	3/15/2034	700	696
CF Industries Inc.	5.300%	11/26/2035	500	498
CF Industries Inc.	4.950%	6/1/2043	505	451
CF Industries Inc.	5.375%	3/15/2044	700	654
CRH America Finance Inc.	4.400%	2/9/2031	586	578
CRH America Finance Inc.	5.400%	5/21/2034	625	637
CRH America Finance Inc.	5.500%	1/9/2035	1,050	1,072
CRH America Finance Inc.	5.000%	2/9/2036	708	694
CRH America Finance Inc.	5.875%	1/9/2055	300	298
CRH America Finance Inc.	5.600%	2/9/2056	275	264
CRH SMW Finance DAC	5.200%	5/21/2029	625	639
CRH SMW Finance DAC	5.125%	1/9/2030	1,665	1,693
Dow Chemical Co.	2.100%	11/15/2030	530	466
Dow Chemical Co.	6.300%	3/15/2033	400	419
Dow Chemical Co.	5.150%	2/15/2034	400	390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	4.250%	10/1/2034	386	350
	Dow Chemical Co.	5.350%	3/15/2035	309	304
	Dow Chemical Co.	9.400%	5/15/2039	556	704
	Dow Chemical Co.	5.250%	11/15/2041	375	330
	Dow Chemical Co.	4.375%	11/15/2042	1,300	1,018
	Dow Chemical Co.	5.550%	11/30/2048	1,075	925
	Dow Chemical Co.	4.800%	5/15/2049	725	562
	Dow Chemical Co.	3.600%	11/15/2050	1,000	642
	Dow Chemical Co.	6.900%	5/15/2053	700	714
	Dow Chemical Co.	5.600%	2/15/2054	400	344
	Dow Chemical Co.	5.950%	3/15/2055	344	311
	Eagle Materials Inc.	2.500%	7/1/2031	500	447
	Eagle Materials Inc.	5.000%	3/15/2036	400	383
	Eastman Chemical Co.	4.500%	12/1/2028	125	125
	Eastman Chemical Co.	5.000%	8/1/2029	341	344
	Eastman Chemical Co.	4.500%	2/20/2031	850	832
	Eastman Chemical Co.	5.750%	3/8/2033	3,465	3,584
	Eastman Chemical Co.	5.625%	2/20/2034	300	304
	Ecolab Inc.	3.250%	12/1/2027	1,400	1,382
	Ecolab Inc.	4.800%	3/24/2030	700	711
	Ecolab Inc.	1.300%	1/30/2031	500	432
	Ecolab Inc.	2.125%	2/1/2032	300	263
	Ecolab Inc.	5.000%	9/1/2035	200	200
	Ecolab Inc.	2.700%	12/15/2051	710	427
	EIDP Inc.	2.300%	7/15/2030	400	368
	EIDP Inc.	5.125%	5/15/2032	225	228
	EIDP Inc.	4.800%	5/15/2033	500	495
	Freeport-McMoRan Inc.	5.000%	9/1/2027	500	500
	Freeport-McMoRan Inc.	4.125%	3/1/2028	645	640
	Freeport-McMoRan Inc.	4.375%	8/1/2028	600	596
	Freeport-McMoRan Inc.	5.250%	9/1/2029	500	505
	Freeport-McMoRan Inc.	4.250%	3/1/2030	500	491
	Freeport-McMoRan Inc.	4.625%	8/1/2030	700	696
	Freeport-McMoRan Inc.	5.400%	11/14/2034	600	609
	Freeport-McMoRan Inc.	5.450%	3/15/2043	1,450	1,372
	Georgia-Pacific LLC	8.875%	5/15/2031	700	835
	Gerdau Trade Inc.	5.750%	6/9/2035	500	506
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	415	414
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	412	356
	International Paper Co.	5.000%	9/15/2035	150	147
	International Paper Co.	6.000%	11/15/2041	1,100	1,098
	International Paper Co.	4.800%	6/15/2044	850	725
	International Paper Co.	4.400%	8/15/2047	560	441
	International Paper Co.	4.350%	8/15/2048	800	624
	Kinross Gold Corp.	6.250%	7/15/2033	500	533
	Linde Inc.	1.100%	8/10/2030	500	437
	Linde Inc.	3.550%	11/7/2042	300	236
	Linde Inc.	2.000%	8/10/2050	700	367
	LYB International Finance BV	5.250%	7/15/2043	700	602
	LYB International Finance BV	4.875%	3/15/2044	840	689
	LYB International Finance III LLC	2.250%	10/1/2030	400	357
	LYB International Finance III LLC	5.125%	1/15/2031	140	140
	LYB International Finance III LLC	5.625%	5/15/2033	156	157
	LYB International Finance III LLC	5.500%	3/1/2034	490	487
	LYB International Finance III LLC	6.150%	5/15/2035	150	154
	LYB International Finance III LLC	5.875%	1/15/2036	500	501
	LYB International Finance III LLC	3.375%	10/1/2040	600	435
	LYB International Finance III LLC	4.200%	10/15/2049	870	614
	LYB International Finance III LLC	4.200%	5/1/2050	850	600
	LYB International Finance III LLC	3.800%	10/1/2060	400	245
	LyondellBasell Industries NV	4.625%	2/26/2055	910	682
	Martin Marietta Materials Inc.	3.450%	6/1/2027	500	494
[5]	Martin Marietta Materials Inc.	2.500%	3/15/2030	375	347
	Martin Marietta Materials Inc.	2.400%	7/15/2031	856	762
	Martin Marietta Materials Inc.	5.150%	12/1/2034	300	300
	Martin Marietta Materials Inc.	4.250%	12/15/2047	600	480
	Martin Marietta Materials Inc.	3.200%	7/15/2051	743	482
	Martin Marietta Materials Inc.	5.500%	12/1/2054	750	707
	Mosaic Co.	4.050%	11/15/2027	600	596
	Mosaic Co.	5.375%	11/15/2028	300	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic Co.	4.350%	1/15/2029	563	560
	Mosaic Co.	4.600%	11/15/2030	563	558
	Mosaic Co.	5.450%	11/15/2033	400	404
	Mosaic Co.	4.875%	11/15/2041	400	352
	Mosaic Co.	5.625%	11/15/2043	425	396
	NewMarket Corp.	2.700%	3/18/2031	500	451
	Newmont Corp.	2.600%	7/15/2032	800	724
	Newmont Corp.	5.350%	3/15/2034	8,550	8,795
[5]	Newmont Corp.	5.875%	4/1/2035	725	767
	Newmont Corp.	5.450%	6/9/2044	500	483
	Newmont Corp.	4.200%	5/13/2050	400	318
	Nucor Corp.	4.300%	5/23/2027	250	250
	Nucor Corp.	2.700%	6/1/2030	300	280
	Nucor Corp.	4.650%	6/1/2030	378	381
	Nucor Corp.	3.125%	4/1/2032	500	460
	Nucor Corp.	5.100%	6/1/2035	962	972
	Nucor Corp.	6.400%	12/1/2037	400	441
	Nucor Corp.	3.850%	4/1/2052	200	148
	Nucor Corp.	2.979%	12/15/2055	1,230	749
	Nutrien Ltd.	5.200%	6/21/2027	400	404
	Nutrien Ltd.	4.900%	3/27/2028	300	303
	Nutrien Ltd.	2.950%	5/13/2030	3,225	3,024
	Nutrien Ltd.	5.250%	3/12/2032	471	481
	Nutrien Ltd.	5.400%	6/21/2034	500	508
	Nutrien Ltd.	4.900%	6/1/2043	425	378
	Nutrien Ltd.	5.250%	1/15/2045	286	263
	Nutrien Ltd.	5.800%	3/27/2053	2,169	2,123
	Packaging Corp. of America	3.400%	12/15/2027	400	393
	Packaging Corp. of America	3.000%	12/15/2029	950	902
	Packaging Corp. of America	5.200%	8/15/2035	238	236
	Packaging Corp. of America	4.050%	12/15/2049	600	458
	Packaging Corp. of America	3.050%	10/1/2051	100	63
	PPG Industries Inc.	2.550%	6/15/2030	600	557
	PPG Industries Inc.	4.375%	3/15/2031	923	910
	Reliance Inc.	2.150%	8/15/2030	800	718
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	725	778
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	1,400	842
	Rio Tinto Finance USA plc	4.500%	3/14/2028	336	338
	Rio Tinto Finance USA plc	4.875%	3/14/2030	604	613
	Rio Tinto Finance USA plc	5.000%	3/14/2032	411	419
	Rio Tinto Finance USA plc	5.250%	3/14/2035	411	417
	Rio Tinto Finance USA plc	4.750%	3/22/2042	1,100	1,008
	Rio Tinto Finance USA plc	4.125%	8/21/2042	619	522
	Rio Tinto Finance USA plc	5.125%	3/9/2053	1,510	1,377
	Rio Tinto Finance USA plc	5.875%	3/14/2065	237	236
	RPM International Inc.	4.550%	3/1/2029	275	276
	RPM International Inc.	2.950%	1/15/2032	250	225
	RPM International Inc.	5.250%	6/1/2045	75	70
	RPM International Inc.	4.250%	1/15/2048	450	357
	Sherwin-Williams Co.	3.450%	6/1/2027	300	297
[5]	Sherwin-Williams Co.	4.550%	3/1/2028	500	502
	Sherwin-Williams Co.	2.950%	8/15/2029	700	667
	Sherwin-Williams Co.	2.300%	5/15/2030	500	457
	Sherwin-Williams Co.	4.800%	9/1/2031	200	202
	Sherwin-Williams Co.	2.200%	3/15/2032	500	434
	Sherwin-Williams Co.	5.150%	8/15/2035	491	493
	Sherwin-Williams Co.	4.000%	12/15/2042	220	177
	Sherwin-Williams Co.	4.550%	8/1/2045	270	227
	Sherwin-Williams Co.	4.500%	6/1/2047	1,100	915
	Sherwin-Williams Co.	3.800%	8/15/2049	504	368
	Sherwin-Williams Co.	3.300%	5/15/2050	400	266
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	550	560
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	840	851
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	2,155	2,082
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	2,350	2,365
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	3,495	3,435
	Sonoco Products Co.	4.600%	9/1/2029	1,525	1,521
	Sonoco Products Co.	3.125%	5/1/2030	1,425	1,340
	Sonoco Products Co.	5.000%	9/1/2034	400	392
	Southern Copper Corp.	7.500%	7/27/2035	850	970

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern Copper Corp.	6.750%	4/16/2040	1,250	1,356
Southern Copper Corp.	5.250%	11/8/2042	938	862
Southern Copper Corp.	5.875%	4/23/2045	1,280	1,263
Steel Dynamics Inc.	1.650%	10/15/2027	1,300	1,248
Steel Dynamics Inc.	4.000%	12/15/2028	300	297
Steel Dynamics Inc.	3.250%	1/15/2031	1,300	1,219
Steel Dynamics Inc.	5.375%	8/15/2034	455	459
Steel Dynamics Inc.	5.250%	5/15/2035	1,217	1,218
Steel Dynamics Inc.	5.750%	5/15/2055	288	277
Suzano Austria GmbH	6.000%	1/15/2029	1,050	1,073
Suzano Austria GmbH	5.000%	1/15/2030	1,200	1,182
Suzano Austria GmbH	3.750%	1/15/2031	1,020	946
Suzano Austria GmbH	3.125%	1/15/2032	850	745
Suzano Netherlands BV	5.500%	1/15/2036	1,303	1,257
Vale Overseas Ltd.	6.125%	6/12/2033	700	728
Vale Overseas Ltd.	8.250%	1/17/2034	375	438
Vale Overseas Ltd.	6.875%	11/21/2036	1,480	1,636
Vale Overseas Ltd.	6.875%	11/10/2039	1,110	1,223
Vale Overseas Ltd.	6.400%	6/28/2054	1,350	1,361
Vale SA	5.625%	9/11/2042	238	232
Vulcan Materials Co.	4.950%	12/1/2029	350	355
Vulcan Materials Co.	3.500%	6/1/2030	575	552
Vulcan Materials Co.	5.350%	12/1/2034	650	661
Vulcan Materials Co.	4.500%	6/15/2047	1,050	871
Vulcan Materials Co.	5.700%	12/1/2054	625	606
Westlake Corp.	3.375%	6/15/2030	400	380
Westlake Corp.	5.550%	11/15/2035	444	442
Westlake Corp.	2.875%	8/15/2041	350	238
Westlake Corp.	5.000%	8/15/2046	575	494
Westlake Corp.	4.375%	11/15/2047	435	336
Westlake Corp.	3.125%	8/15/2051	500	303
Westlake Corp.	6.375%	11/15/2055	1,048	1,033
Westlake Corp.	3.375%	8/15/2061	400	234
WestRock MWV LLC	8.200%	1/15/2030	475	532
WestRock MWV LLC	7.950%	2/15/2031	275	312
WRKCo Inc.	4.000%	3/15/2028	800	796
WRKCo Inc.	3.900%	6/1/2028	607	600
WRKCo Inc.	4.900%	3/15/2029	825	833
WRKCo Inc.	4.200%	6/1/2032	700	672
Yamana Gold Inc.	2.630%	8/15/2031	180	160
				171,629
Real Estate (0.3%)
Agree LP	2.000%	6/15/2028	500	473
Agree LP	4.800%	10/1/2032	500	494
Agree LP	2.600%	6/15/2033	500	424
Agree LP	5.600%	6/15/2035	875	898
Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	350	346
Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	200	199
Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,529	1,427
Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	500	497
Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	388	389
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	600	553
Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	715	604
Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	500	473
Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	750	747
Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	429	418
Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	200	167
Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	430	316
Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	405	276
Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	200	173
Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	500	466
American Assets Trust LP	3.375%	2/1/2031	500	451
American Assets Trust LP	6.150%	10/1/2034	400	396
American Homes 4 Rent LP	4.900%	2/15/2029	725	729
American Homes 4 Rent LP	2.375%	7/15/2031	675	594
American Homes 4 Rent LP	3.625%	4/15/2032	500	462
American Homes 4 Rent LP	5.500%	2/1/2034	490	494
American Homes 4 Rent LP	5.500%	7/15/2034	425	425
American Homes 4 Rent LP	5.250%	3/15/2035	425	419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Homes 4 Rent LP	3.375%	7/15/2051	500	326
	American Tower Corp.	3.550%	7/15/2027	1,100	1,088
	American Tower Corp.	3.600%	1/15/2028	500	492
	American Tower Corp.	1.500%	1/31/2028	1,000	948
	American Tower Corp.	5.800%	11/15/2028	600	618
	American Tower Corp.	5.200%	2/15/2029	500	508
	American Tower Corp.	3.800%	8/15/2029	1,475	1,438
	American Tower Corp.	2.900%	1/15/2030	1,490	1,400
	American Tower Corp.	4.900%	3/15/2030	507	511
	American Tower Corp.	2.100%	6/15/2030	560	504
	American Tower Corp.	1.875%	10/15/2030	1,000	883
	American Tower Corp.	2.700%	4/15/2031	500	454
	American Tower Corp.	2.300%	9/15/2031	550	484
	American Tower Corp.	4.050%	3/15/2032	600	575
	American Tower Corp.	5.550%	7/15/2033	475	488
	American Tower Corp.	5.450%	2/15/2034	195	198
	American Tower Corp.	5.400%	1/31/2035	1,054	1,062
	American Tower Corp.	5.350%	3/15/2035	400	403
	American Tower Corp.	3.700%	10/15/2049	500	359
	American Tower Corp.	3.100%	6/15/2050	1,060	678
	American Tower Corp.	2.950%	1/15/2051	1,500	925
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	320	316
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	315	300
[5]	AvalonBay Communities Inc.	3.200%	1/15/2028	350	343
[5]	AvalonBay Communities Inc.	2.300%	3/1/2030	500	461
	AvalonBay Communities Inc.	4.350%	12/1/2030	369	365
[5]	AvalonBay Communities Inc.	2.450%	1/15/2031	855	777
	AvalonBay Communities Inc.	2.050%	1/15/2032	1,500	1,303
	AvalonBay Communities Inc.	5.300%	12/7/2033	500	513
	AvalonBay Communities Inc.	5.350%	6/1/2034	300	307
	AvalonBay Communities Inc.	5.000%	8/1/2035	500	497
[5]	AvalonBay Communities Inc.	3.900%	10/15/2046	280	217
	Boston Properties LP	6.750%	12/1/2027	2,025	2,094
	Boston Properties LP	2.900%	3/15/2030	1,000	927
	Boston Properties LP	3.250%	1/30/2031	600	554
	Boston Properties LP	2.550%	4/1/2032	500	430
	Boston Properties LP	2.450%	10/1/2033	1,030	832
	Boston Properties LP	6.500%	1/15/2034	248	260
	Brixmor Operating Partnership LP	2.250%	4/1/2028	300	288
	Brixmor Operating Partnership LP	4.125%	5/15/2029	588	580
	Brixmor Operating Partnership LP	4.050%	7/1/2030	1,400	1,362
	Brixmor Operating Partnership LP	5.200%	4/1/2032	240	242
	Brixmor Operating Partnership LP	5.500%	2/15/2034	425	432
	Brixmor Operating Partnership LP	5.750%	2/15/2035	335	344
	Camden Property Trust	3.150%	7/1/2029	600	575
	Camden Property Trust	4.900%	2/28/2036	850	825
	Camden Property Trust	3.350%	11/1/2049	800	546
	CBRE Services Inc.	5.500%	4/1/2029	400	410
	CBRE Services Inc.	4.800%	6/15/2030	275	276
	CBRE Services Inc.	2.500%	4/1/2031	500	447
	CBRE Services Inc.	4.900%	1/15/2033	516	510
	CBRE Services Inc.	5.950%	8/15/2034	600	625
	CBRE Services Inc.	5.500%	6/15/2035	500	504
	COPT Defense Properties LP	2.000%	1/15/2029	300	280
	COPT Defense Properties LP	2.900%	12/1/2033	1,975	1,671
	Cousins Properties LP	5.375%	2/15/2032	216	217
	Cousins Properties LP	4.875%	3/1/2033	337	324
	Cousins Properties LP	5.875%	10/1/2034	420	426
	Crown Castle Inc.	3.650%	9/1/2027	1,190	1,176
	Crown Castle Inc.	5.000%	1/11/2028	235	237
	Crown Castle Inc.	3.800%	2/15/2028	525	518
	Crown Castle Inc.	4.800%	9/1/2028	600	603
	Crown Castle Inc.	4.900%	9/1/2029	300	301
	Crown Castle Inc.	2.250%	1/15/2031	1,808	1,599
	Crown Castle Inc.	2.100%	4/1/2031	500	436
	Crown Castle Inc.	2.500%	7/15/2031	2,600	2,292
	Crown Castle Inc.	5.800%	3/1/2034	400	409
	Crown Castle Inc.	5.200%	9/1/2034	1,625	1,607
	Crown Castle Inc.	5.200%	2/15/2049	430	374
	Crown Castle Inc.	4.150%	7/1/2050	700	525

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Crown Castle Inc.	3.250%	1/15/2051	172	110
CubeSmart LP	2.250%	12/15/2028	500	472
CubeSmart LP	4.375%	2/15/2029	250	248
CubeSmart LP	3.000%	2/15/2030	500	471
CubeSmart LP	2.000%	2/15/2031	300	263
CubeSmart LP	2.500%	2/15/2032	500	439
Digital Realty Trust LP	5.550%	1/15/2028	500	509
Digital Realty Trust LP	4.450%	7/15/2028	1,350	1,347
Digital Realty Trust LP	3.600%	7/1/2029	700	680
DOC DR LLC	2.625%	11/1/2031	437	388
EPR Properties	4.500%	6/1/2027	564	562
EPR Properties	3.750%	8/15/2029	686	657
EPR Properties	3.600%	11/15/2031	370	336
Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	667	653
Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	850	842
Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	1,100	1,069
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	272	276
Equinix Inc.	1.800%	7/15/2027	1,150	1,112
Equinix Inc.	1.550%	3/15/2028	116	110
Equinix Inc.	2.000%	5/15/2028	250	238
Equinix Inc.	3.200%	11/18/2029	2,000	1,905
Equinix Inc.	2.150%	7/15/2030	825	742
Equinix Inc.	3.900%	4/15/2032	300	284
Equinix Inc.	3.000%	7/15/2050	400	248
Equinix Inc.	2.950%	9/15/2051	400	244
Equinix Inc.	3.400%	2/15/2052	725	479
ERP Operating LP	3.500%	3/1/2028	500	493
ERP Operating LP	4.150%	12/1/2028	300	299
ERP Operating LP	3.000%	7/1/2029	500	479
ERP Operating LP	2.500%	2/15/2030	300	280
ERP Operating LP	1.850%	8/1/2031	600	525
ERP Operating LP	4.950%	6/15/2032	240	242
ERP Operating LP	4.650%	9/15/2034	600	585
ERP Operating LP	4.500%	7/1/2044	600	519
ERP Operating LP	4.500%	6/1/2045	350	298
ERP Operating LP	4.000%	8/1/2047	105	82
Essential Properties LP	5.400%	12/1/2035	350	345
Essex Portfolio LP	4.000%	3/1/2029	280	276
Essex Portfolio LP	3.000%	1/15/2030	405	381
Essex Portfolio LP	1.650%	1/15/2031	877	759
Essex Portfolio LP	2.650%	3/15/2032	455	400
Essex Portfolio LP	5.500%	4/1/2034	250	253
Essex Portfolio LP	5.375%	4/1/2035	800	807
Essex Portfolio LP	4.875%	2/15/2036	825	792
Essex Portfolio LP	4.500%	3/15/2048	1,000	818
Extra Space Storage LP	3.875%	12/15/2027	100	99
Extra Space Storage LP	5.700%	4/1/2028	460	470
Extra Space Storage LP	3.900%	4/1/2029	500	490
Extra Space Storage LP	4.000%	6/15/2029	125	123
Extra Space Storage LP	5.500%	7/1/2030	675	693
Extra Space Storage LP	2.200%	10/15/2030	510	457
Extra Space Storage LP	5.900%	1/15/2031	300	313
Extra Space Storage LP	2.550%	6/1/2031	500	446
Extra Space Storage LP	2.400%	10/15/2031	950	831
Extra Space Storage LP	2.350%	3/15/2032	700	601
Extra Space Storage LP	4.950%	1/15/2033	700	690
Extra Space Storage LP	5.400%	2/1/2034	485	488
Extra Space Storage LP	5.400%	6/15/2035	560	561
Federal Realty OP LP	3.250%	7/15/2027	225	222
Federal Realty OP LP	5.375%	5/1/2028	400	407
Federal Realty OP LP	3.200%	6/15/2029	161	155
Federal Realty OP LP	4.500%	12/1/2044	825	703
GLP Capital LP	5.750%	6/1/2028	100	102
GLP Capital LP	5.300%	1/15/2029	575	580
GLP Capital LP	4.000%	1/15/2031	800	757
GLP Capital LP	3.250%	1/15/2032	350	313
GLP Capital LP	5.250%	2/15/2033	375	367
GLP Capital LP	5.625%	9/15/2034	597	587
GLP Capital LP	5.750%	11/1/2037	725	701
GLP Capital LP	6.250%	9/15/2054	750	729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthcare Realty Holdings LP	3.750%	7/1/2027	400	396
	Healthcare Realty Holdings LP	3.100%	2/15/2030	395	372
	Healthcare Realty Holdings LP	2.000%	3/15/2031	500	434
	Healthpeak OP LLC	3.500%	7/15/2029	646	624
	Healthpeak OP LLC	3.000%	1/15/2030	2,000	1,882
	Healthpeak OP LLC	5.250%	12/15/2032	500	503
	Healthpeak OP LLC	5.375%	2/15/2035	430	431
	Highwoods Realty LP	4.125%	3/15/2028	850	838
	Highwoods Realty LP	3.050%	2/15/2030	500	461
	Highwoods Realty LP	5.350%	1/15/2033	462	451
	Highwoods Realty LP	7.650%	2/1/2034	550	608
	Host Hotels & Resorts LP	4.250%	12/15/2028	595	588
[5]	Host Hotels & Resorts LP	3.375%	12/15/2029	400	380
[5]	Host Hotels & Resorts LP	3.500%	9/15/2030	913	858
[5]	Host Hotels & Resorts LP	2.900%	12/15/2031	394	350
	Host Hotels & Resorts LP	5.700%	7/1/2034	500	505
	Host Hotels & Resorts LP	5.500%	4/15/2035	585	580
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	675	635
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	118	120
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	500	470
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	1,250	1,220
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	228	228
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	475	396
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	400	422
	Kilroy Realty LP	2.500%	11/15/2032	500	407
	Kilroy Realty LP	2.650%	11/15/2033	1,165	926
	Kimco Realty OP LLC	2.700%	10/1/2030	250	232
	Kimco Realty OP LLC	2.250%	12/1/2031	500	440
	Kimco Realty OP LLC	3.200%	4/1/2032	500	459
	Kimco Realty OP LLC	4.600%	2/1/2033	575	566
	Kimco Realty OP LLC	6.400%	3/1/2034	650	704
	Kimco Realty OP LLC	4.850%	3/1/2035	340	333
	Kimco Realty OP LLC	4.250%	4/1/2045	425	350
	Kimco Realty OP LLC	4.450%	9/1/2047	250	207
	Kite Realty Group LP	4.950%	12/15/2031	350	349
	Kite Realty Group LP	5.200%	8/15/2032	150	151
	Kite Realty Group LP	5.500%	3/1/2034	494	499
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	250	251
	LXP Industrial Trust	2.700%	9/15/2030	500	456
	Mid-America Apartments LP	3.600%	6/1/2027	1,431	1,421
	Mid-America Apartments LP	1.700%	2/15/2031	900	783
	Mid-America Apartments LP	4.650%	1/15/2033	283	278
	Mid-America Apartments LP	4.950%	3/1/2035	250	247
	National Health Investors Inc.	3.000%	2/1/2031	325	293
	NNN REIT Inc.	3.500%	10/15/2027	550	544
	NNN REIT Inc.	4.300%	10/15/2028	300	299
	NNN REIT Inc.	2.500%	4/15/2030	325	299
	NNN REIT Inc.	4.600%	2/15/2031	500	497
	NNN REIT Inc.	5.600%	10/15/2033	400	411
	NNN REIT Inc.	5.500%	6/15/2034	430	437
	NNN REIT Inc.	4.800%	10/15/2048	250	216
	NNN REIT Inc.	3.100%	4/15/2050	500	319
	NNN REIT Inc.	3.500%	4/15/2051	500	346
	NNN REIT Inc.	3.000%	4/15/2052	500	307
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	300	300
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,750	1,681
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	500	502
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	1,550	1,433
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	500	443
	Piedmont Operating Partnership LP	6.875%	7/15/2029	400	419
	Prologis LP	2.125%	4/15/2027	1,211	1,186
	Prologis LP	3.375%	12/15/2027	250	247
	Prologis LP	4.875%	6/15/2028	500	506
	Prologis LP	3.875%	9/15/2028	300	297
	Prologis LP	4.000%	9/15/2028	500	497
	Prologis LP	4.375%	2/1/2029	50	50
	Prologis LP	2.875%	11/15/2029	250	237
	Prologis LP	2.250%	4/15/2030	400	368
	Prologis LP	1.750%	7/1/2030	750	669
	Prologis LP	1.250%	10/15/2030	1,214	1,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	1.625%	3/15/2031	1,000	874
	Prologis LP	2.250%	1/15/2032	400	351
	Prologis LP	4.750%	6/15/2033	200	198
	Prologis LP	5.125%	1/15/2034	380	384
	Prologis LP	5.000%	3/15/2034	1,236	1,237
	Prologis LP	5.000%	1/31/2035	575	573
	Prologis LP	5.250%	5/15/2035	1,600	1,626
	Prologis LP	4.375%	9/15/2048	300	247
	Prologis LP	3.050%	3/1/2050	175	114
	Prologis LP	3.000%	4/15/2050	510	329
	Prologis LP	2.125%	10/15/2050	200	106
	Prologis LP	5.250%	6/15/2053	1,025	955
	Prologis LP	5.250%	3/15/2054	465	433
	Public Storage Operating Co.	1.850%	5/1/2028	600	572
	Public Storage Operating Co.	5.125%	1/15/2029	350	358
	Public Storage Operating Co.	3.385%	5/1/2029	520	507
	Public Storage Operating Co.	4.375%	7/1/2030	500	499
	Public Storage Operating Co.	2.300%	5/1/2031	1,000	898
	Public Storage Operating Co.	5.100%	8/1/2033	525	536
	Public Storage Operating Co.	5.000%	7/1/2035	500	501
	Public Storage Operating Co.	5.350%	8/1/2053	550	518
	Rayonier LP	2.750%	5/17/2031	375	337
	Realty Income Corp.	3.950%	8/15/2027	475	473
	Realty Income Corp.	3.650%	1/15/2028	1,290	1,275
	Realty Income Corp.	2.100%	3/15/2028	1,200	1,150
	Realty Income Corp.	2.200%	6/15/2028	500	477
	Realty Income Corp.	4.700%	12/15/2028	450	453
	Realty Income Corp.	4.750%	2/15/2029	750	757
	Realty Income Corp.	3.250%	6/15/2029	575	554
	Realty Income Corp.	4.000%	7/15/2029	245	242
	Realty Income Corp.	3.100%	12/15/2029	500	476
	Realty Income Corp.	3.400%	1/15/2030	520	499
	Realty Income Corp.	3.250%	1/15/2031	831	782
	Realty Income Corp.	2.850%	12/15/2032	500	443
	Realty Income Corp.	4.500%	2/1/2033	702	685
	Realty Income Corp.	1.800%	3/15/2033	500	412
[8]	Realty Income Corp.	4.750%	4/15/2033	653	644
	Realty Income Corp.	4.900%	7/15/2033	300	299
	Realty Income Corp.	5.125%	2/15/2034	630	634
	Realty Income Corp.	5.125%	4/15/2035	1,000	1,000
	Realty Income Corp.	4.650%	3/15/2047	820	704
	Realty Income Corp.	5.375%	9/1/2054	200	189
	Regency Centers LP	4.125%	3/15/2028	250	249
	Regency Centers LP	2.950%	9/15/2029	400	381
	Regency Centers LP	5.000%	7/15/2032	2,650	2,665
	Regency Centers LP	4.500%	3/15/2033	177	173
	Regency Centers LP	5.250%	1/15/2034	1,000	1,010
	Regency Centers LP	4.400%	2/1/2047	400	331
	Rexford Industrial Realty LP	5.000%	6/15/2028	300	303
	Rexford Industrial Realty LP	2.150%	9/1/2031	650	564
	Sabra Health Care LP	3.900%	10/15/2029	300	291
	Sabra Health Care LP	3.200%	12/1/2031	350	316
	Safehold GL Holdings LLC	2.850%	1/15/2032	650	581
	Safehold GL Holdings LLC	6.100%	4/1/2034	215	226
	Safehold GL Holdings LLC	5.650%	1/15/2035	350	355
	Simon Property Group LP	3.375%	6/15/2027	820	812
	Simon Property Group LP	3.375%	12/1/2027	1,000	986
	Simon Property Group LP	1.750%	2/1/2028	500	478
	Simon Property Group LP	2.450%	9/13/2029	1,595	1,495
	Simon Property Group LP	2.650%	7/15/2030	500	465
	Simon Property Group LP	4.375%	10/1/2030	1,000	994
	Simon Property Group LP	4.300%	1/15/2031	800	789
	Simon Property Group LP	2.200%	2/1/2031	600	538
	Simon Property Group LP	2.250%	1/15/2032	500	437
	Simon Property Group LP	2.650%	2/1/2032	700	624
	Simon Property Group LP	4.750%	9/26/2034	785	768
	Simon Property Group LP	5.125%	10/1/2035	1,271	1,273
	Simon Property Group LP	6.750%	2/1/2040	750	843
	Simon Property Group LP	4.750%	3/15/2042	350	317
	Simon Property Group LP	4.250%	11/30/2046	425	344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	3.250%	9/13/2049	1,100	735
	Simon Property Group LP	3.800%	7/15/2050	1,500	1,106
	Simon Property Group LP	6.650%	1/15/2054	400	437
	Store Capital LLC	4.500%	3/15/2028	225	224
	Store Capital LLC	4.625%	3/15/2029	300	297
[5]	Store Capital LLC	5.400%	4/30/2030	270	272
	Sun Communities Operating LP	2.300%	11/1/2028	725	686
	Sun Communities Operating LP	2.700%	7/15/2031	500	448
	Sun Communities Operating LP	4.200%	4/15/2032	500	476
	Tanger Properties LP	3.875%	7/15/2027	250	248
	Tanger Properties LP	2.750%	9/1/2031	400	357
[5]	UDR Inc.	3.500%	7/1/2027	150	148
[5]	UDR Inc.	3.500%	1/15/2028	50	49
[5]	UDR Inc.	3.200%	1/15/2030	240	229
[5]	UDR Inc.	2.100%	8/1/2032	575	486
[5]	UDR Inc.	1.900%	3/15/2033	1,000	819
	UDR Inc.	5.125%	9/1/2034	350	348
	UDR Inc.	3.100%	11/1/2034	265	227
	Ventas Realty LP	3.850%	4/1/2027	275	273
	Ventas Realty LP	3.000%	1/15/2030	325	306
	Ventas Realty LP	5.100%	7/15/2032	575	578
	Ventas Realty LP	5.625%	7/1/2034	208	213
	Ventas Realty LP	5.000%	1/15/2035	598	587
	Ventas Realty LP	5.000%	2/15/2036	413	404
	Ventas Realty LP	5.700%	9/30/2043	325	319
	Ventas Realty LP	4.875%	4/15/2049	650	558
	VICI Properties LP	4.750%	2/15/2028	900	901
	VICI Properties LP	4.950%	2/15/2030	900	898
	VICI Properties LP	5.125%	11/15/2031	850	844
	VICI Properties LP	5.125%	5/15/2032	900	888
	VICI Properties LP	5.750%	4/1/2034	450	454
	VICI Properties LP	5.625%	4/1/2035	499	496
	VICI Properties LP	5.625%	5/15/2052	350	312
	Welltower OP LLC	4.125%	3/15/2029	500	497
	Welltower OP LLC	3.100%	1/15/2030	1,250	1,189
	Welltower OP LLC	4.500%	7/1/2030	1,900	1,899
	Welltower OP LLC	2.750%	1/15/2031	500	460
	Welltower OP LLC	2.800%	6/1/2031	700	641
	Welltower OP LLC	2.750%	1/15/2032	525	472
	Welltower OP LLC	3.850%	6/15/2032	500	477
	Welltower OP LLC	5.125%	7/1/2035	1,125	1,127
	Welltower OP LLC	6.500%	3/15/2041	200	219
	Welltower OP LLC	4.950%	9/1/2048	400	360
	Weyerhaeuser Co.	4.000%	11/15/2029	750	735
	Weyerhaeuser Co.	4.000%	4/15/2030	800	779
	Weyerhaeuser Co.	7.375%	3/15/2032	219	244
	WP Carey Inc.	3.850%	7/15/2029	200	195
	WP Carey Inc.	2.250%	4/1/2033	1,000	829
					199,634
Technology (0.9%)
	Accenture Capital Inc.	3.900%	10/4/2027	750	749
	Accenture Capital Inc.	4.050%	10/4/2029	675	670
	Accenture Capital Inc.	4.250%	10/4/2031	1,800	1,779
	Accenture Capital Inc.	4.500%	10/4/2034	1,275	1,233
	Adobe Inc.	4.850%	4/4/2027	500	503
	Adobe Inc.	4.750%	1/17/2028	400	405
	Adobe Inc.	4.950%	1/17/2030	550	562
	Adobe Inc.	2.300%	2/1/2030	1,060	980
	Adobe Inc.	5.300%	1/17/2035	500	511
	Advanced Micro Devices Inc.	4.319%	3/24/2028	310	312
	Advanced Micro Devices Inc.	3.924%	6/1/2032	300	293
	Amdocs Ltd.	2.538%	6/15/2030	600	542
	Analog Devices Inc.	3.450%	6/15/2027	250	248
	Analog Devices Inc.	4.250%	6/15/2028	700	701
	Analog Devices Inc.	1.700%	10/1/2028	800	752
	Analog Devices Inc.	4.500%	6/15/2030	600	601
	Analog Devices Inc.	2.100%	10/1/2031	900	794
	Analog Devices Inc.	2.800%	10/1/2041	1,050	754
	Analog Devices Inc.	2.950%	10/1/2051	950	605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Analog Devices Inc.	5.300%	4/1/2054	800	758
	Apple Inc.	3.200%	5/11/2027	2,700	2,680
	Apple Inc.	2.900%	9/12/2027	2,331	2,297
	Apple Inc.	3.000%	11/13/2027	1,025	1,012
	Apple Inc.	1.200%	2/8/2028	2,200	2,096
	Apple Inc.	4.000%	5/10/2028	1,525	1,527
	Apple Inc.	4.000%	5/12/2028	825	826
	Apple Inc.	1.400%	8/5/2028	831	785
	Apple Inc.	2.200%	9/11/2029	1,475	1,390
	Apple Inc.	1.650%	5/11/2030	2,000	1,815
	Apple Inc.	4.200%	5/12/2030	525	528
	Apple Inc.	1.250%	8/20/2030	1,000	886
	Apple Inc.	1.650%	2/8/2031	2,300	2,052
	Apple Inc.	1.700%	8/5/2031	900	794
	Apple Inc.	4.500%	5/12/2032	950	963
	Apple Inc.	3.350%	8/8/2032	2,000	1,905
	Apple Inc.	4.750%	5/12/2035	525	533
	Apple Inc.	4.500%	2/23/2036	442	440
	Apple Inc.	2.375%	2/8/2041	1,075	762
	Apple Inc.	3.850%	5/4/2043	2,825	2,333
	Apple Inc.	4.450%	5/6/2044	500	446
	Apple Inc.	3.450%	2/9/2045	1,594	1,214
	Apple Inc.	4.375%	5/13/2045	1,775	1,551
	Apple Inc.	4.650%	2/23/2046	5,720	5,125
	Apple Inc.	3.850%	8/4/2046	1,750	1,391
	Apple Inc.	3.750%	9/12/2047	842	651
	Apple Inc.	3.750%	11/13/2047	1,000	773
	Apple Inc.	2.950%	9/11/2049	1,600	1,051
	Apple Inc.	2.650%	5/11/2050	2,455	1,502
	Apple Inc.	2.400%	8/20/2050	1,732	1,003
	Apple Inc.	2.650%	2/8/2051	1,600	969
	Apple Inc.	2.700%	8/5/2051	1,600	975
	Apple Inc.	3.950%	8/8/2052	1,500	1,166
	Apple Inc.	2.800%	2/8/2061	2,000	1,140
	Apple Inc.	2.850%	8/5/2061	1,300	752
	Applied Materials Inc.	3.300%	4/1/2027	1,065	1,056
	Applied Materials Inc.	1.750%	6/1/2030	350	315
	Applied Materials Inc.	4.000%	1/15/2031	450	441
	Applied Materials Inc.	4.600%	1/15/2036	625	607
	Applied Materials Inc.	5.850%	6/15/2041	250	261
	Applied Materials Inc.	4.350%	4/1/2047	1,225	1,036
	Applied Materials Inc.	2.750%	6/1/2050	550	347
	Arrow Electronics Inc.	3.875%	1/12/2028	400	394
	Arrow Electronics Inc.	2.950%	2/15/2032	400	353
	Arrow Electronics Inc.	5.875%	4/10/2034	500	513
	Atlassian Corp.	5.250%	5/15/2029	500	503
	Atlassian Corp.	5.500%	5/15/2034	500	489
	Autodesk Inc.	3.500%	6/15/2027	375	371
	Autodesk Inc.	2.850%	1/15/2030	360	337
	Autodesk Inc.	2.400%	12/15/2031	900	790
	Automatic Data Processing Inc.	1.700%	5/15/2028	1,000	953
	Automatic Data Processing Inc.	1.250%	9/1/2030	740	650
	Automatic Data Processing Inc.	4.750%	5/8/2032	710	717
	Avnet Inc.	6.250%	3/15/2028	419	431
	Avnet Inc.	3.000%	5/15/2031	200	179
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	550	561
	Broadcom Inc.	5.050%	7/12/2027	337	341
	Broadcom Inc.	1.950%	2/15/2028	600	576
	Broadcom Inc.	4.800%	4/15/2028	1,200	1,214
[10]	Broadcom Inc.	4.000%	4/15/2029	500	495
	Broadcom Inc.	4.750%	4/15/2029	2,950	2,982
	Broadcom Inc.	5.050%	7/12/2029	2,119	2,163
	Broadcom Inc.	4.350%	2/15/2030	650	648
	Broadcom Inc.	5.000%	4/15/2030	2,150	2,189
	Broadcom Inc.	5.050%	4/15/2030	2,000	2,041
	Broadcom Inc.	4.600%	7/15/2030	850	854
	Broadcom Inc.	4.200%	10/15/2030	821	812
	Broadcom Inc.	4.300%	1/15/2031	547	542
	Broadcom Inc.	2.450%	2/15/2031	4,050	3,680
	Broadcom Inc.	5.150%	11/15/2031	421	432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Broadcom Inc.	4.550%	2/15/2032	500	496
[10]	Broadcom Inc.	4.150%	4/15/2032	1,000	968
	Broadcom Inc.	5.200%	4/15/2032	1,000	1,024
	Broadcom Inc.	4.900%	7/15/2032	1,925	1,942
	Broadcom Inc.	4.300%	11/15/2032	1,750	1,704
	Broadcom Inc.	4.600%	1/15/2033	1,028	1,013
	Broadcom Inc.	2.600%	2/15/2033	1,500	1,310
	Broadcom Inc.	3.419%	4/15/2033	542	496
	Broadcom Inc.	3.469%	4/15/2034	2,652	2,390
	Broadcom Inc.	5.200%	7/15/2035	2,350	2,367
[10]	Broadcom Inc.	3.137%	11/15/2035	2,800	2,379
	Broadcom Inc.	4.950%	1/15/2036	1,036	1,023
	Broadcom Inc.	4.800%	2/15/2036	3,945	3,843
[10]	Broadcom Inc.	3.187%	11/15/2036	2,800	2,340
[10]	Broadcom Inc.	4.926%	5/15/2037	1,350	1,309
	Broadcom Inc.	4.900%	2/15/2038	3,314	3,197
	Broadcom Inc.	3.500%	2/15/2041	2,429	1,941
	Broadcom Inc.	3.750%	2/15/2051	3,500	2,606
	Broadcom Inc.	5.700%	1/15/2056	481	478
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	375	351
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	900	801
	Cadence Design Systems Inc.	4.200%	9/10/2027	350	350
	Cadence Design Systems Inc.	4.300%	9/10/2029	1,150	1,146
	Cadence Design Systems Inc.	4.700%	9/10/2034	1,900	1,866
	CDW LLC	4.250%	4/1/2028	347	343
	CDW LLC	3.250%	2/15/2029	487	464
	CDW LLC	5.100%	3/1/2030	279	279
	CDW LLC	5.550%	8/22/2034	279	274
	CGI Inc.	4.950%	3/14/2030	625	627
	CGI Inc.	2.300%	9/14/2031	400	349
	Cintas Corp. No. 2	3.700%	4/1/2027	1,373	1,367
	Cintas Corp. No. 2	4.200%	5/1/2028	750	749
	Cintas Corp. No. 2	4.000%	5/1/2032	950	921
	Cisco Systems Inc.	4.550%	2/24/2028	585	592
	Cisco Systems Inc.	4.850%	2/26/2029	6,640	6,762
	Cisco Systems Inc.	4.750%	2/24/2030	856	872
	Cisco Systems Inc.	4.950%	2/26/2031	2,921	2,990
	Cisco Systems Inc.	4.950%	2/24/2032	1,887	1,923
	Cisco Systems Inc.	5.050%	2/26/2034	3,295	3,341
	Cisco Systems Inc.	5.100%	2/24/2035	992	1,005
	Cisco Systems Inc.	5.900%	2/15/2039	1,400	1,479
	Cisco Systems Inc.	5.500%	1/15/2040	1,275	1,296
	Cisco Systems Inc.	5.300%	2/26/2054	1,600	1,501
	Cisco Systems Inc.	5.500%	2/24/2055	463	448
	Cisco Systems Inc.	5.350%	2/26/2064	815	752
	Concentrix Corp.	6.600%	8/2/2028	707	704
	Concentrix Corp.	6.500%	3/1/2029	400	389
	Concentrix Corp.	6.850%	8/2/2033	500	467
	Corning Inc.	4.700%	3/15/2037	750	715
	Corning Inc.	5.750%	8/15/2040	665	671
	Corning Inc.	4.750%	3/15/2042	420	382
	Corning Inc.	5.850%	11/15/2068	400	382
	Corning Inc.	5.450%	11/15/2079	700	629
	Dell Inc.	7.100%	4/15/2028	70	74
	Dell Inc.	6.500%	4/15/2038	400	425
	Dell International LLC	6.100%	7/15/2027	800	815
	Dell International LLC	5.250%	2/1/2028	885	897
	Dell International LLC	4.750%	4/1/2028	378	381
	Dell International LLC	4.150%	2/15/2029	599	594
	Dell International LLC	5.300%	10/1/2029	212	216
	Dell International LLC	4.350%	2/1/2030	350	346
	Dell International LLC	5.000%	4/1/2030	246	249
	Dell International LLC	6.200%	7/15/2030	475	501
	Dell International LLC	4.500%	2/15/2031	1,907	1,881
	Dell International LLC	5.300%	4/1/2032	1,666	1,692
	Dell International LLC	4.750%	10/6/2032	1,019	1,004
	Dell International LLC	5.750%	2/1/2033	700	727
	Dell International LLC	4.850%	2/1/2035	2,258	2,184
	Dell International LLC	5.500%	4/1/2035	1,056	1,069
	Dell International LLC	5.100%	2/15/2036	1,024	1,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	8.100%	7/15/2036	972	1,154
	Dell International LLC	3.375%	12/15/2041	500	373
	Dell International LLC	8.350%	7/15/2046	571	706
	Dell International LLC	3.450%	12/15/2051	500	338
	DXC Technology Co.	2.375%	9/15/2028	600	564
	Equifax Inc.	5.100%	6/1/2028	1,500	1,519
	Equifax Inc.	4.800%	9/15/2029	276	278
	Equifax Inc.	3.100%	5/15/2030	445	416
	Equifax Inc.	2.350%	9/15/2031	900	789
[5]	Fidelity National Information Services Inc.	1.650%	3/1/2028	1,900	1,799
[5]	Fidelity National Information Services Inc.	2.250%	3/1/2031	700	620
	Fidelity National Information Services Inc.	3.100%	3/1/2041	700	503
	Fiserv Inc.	2.250%	6/1/2027	1,550	1,509
	Fiserv Inc.	4.200%	10/1/2028	800	791
	Fiserv Inc.	3.500%	7/1/2029	3,697	3,542
	Fiserv Inc.	4.750%	3/15/2030	1,000	991
	Fiserv Inc.	2.650%	6/1/2030	1,900	1,731
	Fiserv Inc.	4.550%	2/15/2031	418	409
	Fiserv Inc.	5.350%	3/15/2031	350	354
	Fiserv Inc.	5.600%	3/2/2033	250	253
	Fiserv Inc.	5.625%	8/21/2033	472	476
	Fiserv Inc.	5.450%	3/15/2034	849	843
	Fiserv Inc.	5.150%	8/12/2034	1,000	971
	Fiserv Inc.	5.250%	8/11/2035	694	675
	Fiserv Inc.	4.400%	7/1/2049	1,625	1,228
	Flex Ltd.	4.875%	6/15/2029	664	666
	Flex Ltd.	5.250%	1/15/2032	843	846
	Flex Ltd.	5.375%	11/13/2035	498	490
	Fortinet Inc.	2.200%	3/15/2031	500	444
	Gartner Inc.	4.950%	3/20/2031	850	829
	Gartner Inc.	5.600%	11/20/2035	850	805
	Genpact Luxembourg Sarl	6.000%	6/4/2029	250	258
	Genpact UK Finco plc	4.950%	11/18/2030	274	269
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	723	719
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	335	335
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	365	365
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	1,000	1,015
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	680	675
	Hewlett Packard Enterprise Co.	4.600%	3/23/2029	454	453
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	1,515	1,507
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	1,063	1,043
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	750	745
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	418	415
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	3,075	2,975
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	771	768
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	1,619	1,449
	HP Inc.	3.000%	6/17/2027	900	884
	HP Inc.	4.750%	1/15/2028	675	678
	HP Inc.	4.000%	4/15/2029	400	393
	HP Inc.	5.400%	4/25/2030	1,025	1,046
	HP Inc.	3.400%	6/17/2030	800	758
	HP Inc.	2.650%	6/17/2031	900	800
	HP Inc.	4.200%	4/15/2032	791	752
	HP Inc.	6.100%	4/25/2035	964	1,002
	HP Inc.	6.000%	9/15/2041	510	504
	Hubbell Inc.	3.150%	8/15/2027	275	271
	Hubbell Inc.	3.500%	2/15/2028	400	394
	Hubbell Inc.	4.800%	11/15/2035	395	385
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	842	748
	Intel Corp.	3.750%	8/5/2027	400	397
	Intel Corp.	4.875%	2/10/2028	1,500	1,510
	Intel Corp.	1.600%	8/12/2028	900	843
	Intel Corp.	2.450%	11/15/2029	2,900	2,691
	Intel Corp.	5.125%	2/10/2030	1,000	1,013
	Intel Corp.	3.900%	3/25/2030	1,240	1,202
	Intel Corp.	5.000%	2/21/2031	1,400	1,411
	Intel Corp.	2.000%	8/12/2031	800	693
	Intel Corp.	4.150%	8/5/2032	2,775	2,645
	Intel Corp.	4.000%	12/15/2032	1,625	1,529
	Intel Corp.	5.200%	2/10/2033	1,850	1,864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.600%	3/25/2040	600	528
	Intel Corp.	2.800%	8/12/2041	700	480
	Intel Corp.	4.800%	10/1/2041	1,065	932
	Intel Corp.	4.900%	7/29/2045	2,000	1,692
	Intel Corp.	4.100%	5/19/2046	1,350	1,012
	Intel Corp.	4.100%	5/11/2047	800	596
	Intel Corp.	3.734%	12/8/2047	1,200	839
	Intel Corp.	3.250%	11/15/2049	600	378
	Intel Corp.	4.750%	3/25/2050	2,185	1,765
	Intel Corp.	3.050%	8/12/2051	1,000	606
	Intel Corp.	4.900%	8/5/2052	1,100	898
	Intel Corp.	5.700%	2/10/2053	2,584	2,377
	Intel Corp.	3.100%	2/15/2060	700	385
	Intel Corp.	3.200%	8/12/2061	700	390
	Intel Corp.	5.050%	8/5/2062	1,000	806
	Intel Corp.	5.900%	2/10/2063	985	914
	International Business Machines Corp.	1.700%	5/15/2027	3,300	3,208
	International Business Machines Corp.	4.500%	2/6/2028	1,410	1,415
	International Business Machines Corp.	4.000%	2/3/2029	429	425
	International Business Machines Corp.	3.500%	5/15/2029	2,975	2,893
	International Business Machines Corp.	1.950%	5/15/2030	2,200	1,983
	International Business Machines Corp.	4.600%	2/3/2033	369	362
	International Business Machines Corp.	4.750%	2/6/2033	5,500	5,468
[5]	International Business Machines Corp.	5.200%	2/10/2035	800	804
	International Business Machines Corp.	4.950%	2/3/2036	774	754
	International Business Machines Corp.	4.150%	5/15/2039	779	675
	International Business Machines Corp.	2.850%	5/15/2040	970	702
	International Business Machines Corp.	4.000%	6/20/2042	1,287	1,042
	International Business Machines Corp.	4.250%	5/15/2049	1,800	1,387
	International Business Machines Corp.	2.950%	5/15/2050	545	333
	International Business Machines Corp.	4.900%	7/27/2052	304	255
	International Business Machines Corp.	5.100%	2/6/2053	1,850	1,610
[5]	International Business Machines Corp.	5.700%	2/10/2055	2,449	2,312
	International Business Machines Corp.	5.800%	2/3/2056	697	667
	Intuit Inc.	1.650%	7/15/2030	1,100	980
	Intuit Inc.	5.200%	9/15/2033	1,000	1,017
	Intuit Inc.	5.500%	9/15/2053	990	911
	Jabil Inc.	3.950%	1/12/2028	400	396
	Jabil Inc.	4.200%	2/1/2029	219	216
	Jabil Inc.	3.600%	1/15/2030	500	480
	Jabil Inc.	3.000%	1/15/2031	450	415
	Jabil Inc.	4.750%	2/1/2033	191	186
	Juniper Networks Inc.	3.750%	8/15/2029	500	486
	Juniper Networks Inc.	2.000%	12/10/2030	500	439
	Juniper Networks Inc.	5.950%	3/15/2041	150	146
	KLA Corp.	4.100%	3/15/2029	300	299
	KLA Corp.	4.650%	7/15/2032	900	904
	KLA Corp.	4.700%	2/1/2034	750	744
	KLA Corp.	5.000%	3/15/2049	800	722
	KLA Corp.	3.300%	3/1/2050	700	477
	KLA Corp.	4.950%	7/15/2052	1,000	894
	KLA Corp.	5.250%	7/15/2062	500	456
	Kyndryl Holdings Inc.	2.700%	10/15/2028	100	92
	Kyndryl Holdings Inc.	3.150%	10/15/2031	1,000	834
	Kyndryl Holdings Inc.	4.100%	10/15/2041	600	420
	Lam Research Corp.	4.000%	3/15/2029	1,050	1,044
	Lam Research Corp.	1.900%	6/15/2030	785	710
	Lam Research Corp.	4.875%	3/15/2049	500	447
	Lam Research Corp.	2.875%	6/15/2050	500	315
	Lam Research Corp.	3.125%	6/15/2060	400	243
	Leidos Inc.	4.100%	3/15/2029	500	495
	Leidos Inc.	2.300%	2/15/2031	800	711
	Leidos Inc.	5.750%	3/15/2033	397	412
	Leidos Inc.	5.500%	3/15/2035	364	370
	Leidos Inc.	5.000%	3/15/2036	826	798
	Marvell Technology Inc.	2.450%	4/15/2028	400	385
[5]	Marvell Technology Inc.	4.875%	6/22/2028	300	303
	Marvell Technology Inc.	5.750%	2/15/2029	300	309
	Marvell Technology Inc.	4.750%	7/15/2030	300	301
	Marvell Technology Inc.	5.950%	9/15/2033	400	421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marvell Technology Inc.	5.450%	7/15/2035	350	356
	Microchip Technology Inc.	4.900%	3/15/2028	675	679
	Microchip Technology Inc.	5.050%	3/15/2029	3,200	3,244
	Microchip Technology Inc.	5.050%	2/15/2030	575	580
	Micron Technology Inc.	5.300%	1/15/2031	975	1,020
	Micron Technology Inc.	2.703%	4/15/2032	700	631
	Micron Technology Inc.	5.875%	2/9/2033	709	756
	Micron Technology Inc.	5.800%	1/15/2035	710	756
	Micron Technology Inc.	6.050%	11/1/2035	2,300	2,481
	Micron Technology Inc.	3.366%	11/1/2041	500	388
	Micron Technology Inc.	3.477%	11/1/2051	500	352
	Microsoft Corp.	1.350%	9/15/2030	1,000	890
	Microsoft Corp.	3.500%	2/12/2035	1,000	931
	Microsoft Corp.	3.450%	8/8/2036	2,750	2,479
	Microsoft Corp.	4.100%	2/6/2037	1,075	1,024
	Microsoft Corp.	3.700%	8/8/2046	1,424	1,122
	Microsoft Corp.	4.500%	6/15/2047	1,125	988
	Microsoft Corp.	2.525%	6/1/2050	6,171	3,695
	Microsoft Corp.	2.500%	9/15/2050	1,400	832
	Microsoft Corp.	2.921%	3/17/2052	4,176	2,682
	Microsoft Corp.	3.950%	8/8/2056	1,000	764
	Microsoft Corp.	2.675%	6/1/2060	2,618	1,461
	Moody's Corp.	3.250%	1/15/2028	300	294
	Moody's Corp.	2.000%	8/19/2031	2,100	1,849
	Moody's Corp.	2.750%	8/19/2041	600	423
	Moody's Corp.	5.250%	7/15/2044	600	563
	Moody's Corp.	4.875%	12/17/2048	300	262
	Moody's Corp.	3.250%	5/20/2050	250	165
	Moody's Corp.	3.750%	2/25/2052	500	361
	Moody's Corp.	3.100%	11/29/2061	250	148
	Motorola Solutions Inc.	4.600%	2/23/2028	700	703
	Motorola Solutions Inc.	5.000%	4/15/2029	200	203
	Motorola Solutions Inc.	4.600%	5/23/2029	700	701
	Motorola Solutions Inc.	4.850%	8/15/2030	475	478
	Motorola Solutions Inc.	2.300%	11/15/2030	1,000	901
	Motorola Solutions Inc.	2.750%	5/24/2031	500	454
	Motorola Solutions Inc.	5.200%	8/15/2032	200	203
	Motorola Solutions Inc.	5.550%	8/15/2035	3,725	3,808
	Motorola Solutions Inc.	5.500%	9/1/2044	300	286
	MSCI Inc.	5.250%	9/1/2035	425	416
	NetApp Inc.	2.375%	6/22/2027	400	390
	NetApp Inc.	2.700%	6/22/2030	600	551
	NetApp Inc.	5.500%	3/17/2032	777	794
	NetApp Inc.	5.700%	3/17/2035	695	708
	Nokia OYJ	6.625%	5/15/2039	425	446
	Nordson Corp.	5.600%	9/15/2028	300	307
	Nordson Corp.	4.500%	12/15/2029	500	499
	Nordson Corp.	5.800%	9/15/2033	500	520
	NVIDIA Corp.	1.550%	6/15/2028	1,000	950
	NVIDIA Corp.	2.850%	4/1/2030	1,150	1,091
	NVIDIA Corp.	2.000%	6/15/2031	1,350	1,210
	NVIDIA Corp.	3.500%	4/1/2050	2,965	2,184
	NVIDIA Corp.	3.700%	4/1/2060	350	251
	NXP BV	3.150%	5/1/2027	930	917
	NXP BV	5.550%	12/1/2028	375	384
	NXP BV	4.300%	6/18/2029	750	743
	NXP BV	3.400%	5/1/2030	1,100	1,048
	NXP BV	2.500%	5/11/2031	900	808
	NXP BV	2.650%	2/15/2032	1,917	1,692
	NXP BV	3.250%	5/11/2041	900	662
	NXP BV	3.125%	2/15/2042	500	354
	Oracle Corp.	2.800%	4/1/2027	1,524	1,498
	Oracle Corp.	2.300%	3/25/2028	1,000	953
	Oracle Corp.	4.800%	8/3/2028	1,350	1,351
	Oracle Corp.	4.550%	2/4/2029	3,190	3,149
[5]	Oracle Corp.	4.200%	9/27/2029	1,617	1,567
	Oracle Corp.	6.150%	11/9/2029	1,075	1,108
	Oracle Corp.	2.950%	4/1/2030	2,950	2,691
	Oracle Corp.	4.450%	9/26/2030	2,436	2,348
	Oracle Corp.	4.950%	2/4/2031	2,850	2,790

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oracle Corp.	2.875%	3/25/2031	5,021	4,462
Oracle Corp.	5.250%	2/3/2032	954	938
Oracle Corp.	4.800%	9/26/2032	2,450	2,331
Oracle Corp.	5.350%	5/4/2033	2,419	2,354
Oracle Corp.	4.300%	7/8/2034	1,600	1,419
Oracle Corp.	4.700%	9/27/2034	1,000	912
Oracle Corp.	3.900%	5/15/2035	1,375	1,163
Oracle Corp.	5.500%	8/3/2035	1,524	1,456
Oracle Corp.	5.200%	9/26/2035	2,451	2,297
Oracle Corp.	5.700%	2/4/2036	3,720	3,576
Oracle Corp.	3.850%	7/15/2036	1,180	977
Oracle Corp.	3.800%	11/15/2037	1,484	1,178
Oracle Corp.	6.125%	7/8/2039	232	221
Oracle Corp.	3.600%	4/1/2040	2,575	1,869
Oracle Corp.	5.375%	7/15/2040	3,638	3,189
Oracle Corp.	3.650%	3/25/2041	2,418	1,719
Oracle Corp.	4.500%	7/8/2044	1,168	862
Oracle Corp.	4.125%	5/15/2045	825	568
Oracle Corp.	5.875%	9/26/2045	2,500	2,159
Oracle Corp.	6.550%	2/4/2046	2,237	2,089
Oracle Corp.	4.000%	7/15/2046	3,200	2,158
Oracle Corp.	4.000%	11/15/2047	625	412
Oracle Corp.	3.600%	4/1/2050	3,630	2,190
Oracle Corp.	3.950%	3/25/2051	1,421	901
Oracle Corp.	6.900%	11/9/2052	1,875	1,772
Oracle Corp.	5.550%	2/6/2053	2,517	2,008
Oracle Corp.	5.375%	9/27/2054	1,000	774
Oracle Corp.	6.000%	8/3/2055	3,801	3,187
Oracle Corp.	5.950%	9/26/2055	3,360	2,825
Oracle Corp.	6.700%	2/4/2056	3,826	3,544
Oracle Corp.	3.850%	4/1/2060	3,773	2,218
Oracle Corp.	4.100%	3/25/2061	1,270	784
Oracle Corp.	6.125%	8/3/2065	2,671	2,211
Oracle Corp.	6.100%	9/26/2065	1,652	1,369
Oracle Corp.	6.850%	2/4/2066	3,125	2,869
Paychex Inc.	5.100%	4/15/2030	1,182	1,193
Paychex Inc.	5.350%	4/15/2032	1,500	1,508
Paychex Inc.	5.600%	4/15/2035	1,035	1,040
Qorvo Inc.	4.375%	10/15/2029	800	783
QUALCOMM Inc.	3.250%	5/20/2027	1,150	1,139
QUALCOMM Inc.	1.300%	5/20/2028	964	910
QUALCOMM Inc.	2.150%	5/20/2030	1,400	1,282
QUALCOMM Inc.	1.650%	5/20/2032	2,131	1,805
QUALCOMM Inc.	4.750%	5/20/2032	2,200	2,212
QUALCOMM Inc.	5.400%	5/20/2033	650	676
QUALCOMM Inc.	4.800%	5/20/2045	1,325	1,171
QUALCOMM Inc.	4.300%	5/20/2047	1,475	1,197
QUALCOMM Inc.	3.250%	5/20/2050	500	334
QUALCOMM Inc.	4.500%	5/20/2052	400	326
QUALCOMM Inc.	6.000%	5/20/2053	650	661
Quanta Services Inc.	4.750%	8/9/2027	1,500	1,508
Quanta Services Inc.	4.300%	8/9/2028	1,175	1,173
Quanta Services Inc.	2.900%	10/1/2030	800	742
Quanta Services Inc.	4.500%	1/15/2031	1,225	1,215
Quanta Services Inc.	5.250%	8/9/2034	550	553
Quanta Services Inc.	5.100%	8/9/2035	1,000	986
RELX Capital Inc.	4.000%	3/18/2029	800	792
RELX Capital Inc.	4.750%	3/27/2030	253	255
RELX Capital Inc.	3.000%	5/22/2030	500	471
RELX Capital Inc.	4.750%	5/20/2032	500	499
RELX Capital Inc.	5.250%	3/27/2035	198	200
Roper Technologies Inc.	1.400%	9/15/2027	500	479
Roper Technologies Inc.	4.200%	9/15/2028	650	645
Roper Technologies Inc.	2.950%	9/15/2029	475	449
Roper Technologies Inc.	2.000%	6/30/2030	525	468
Roper Technologies Inc.	1.750%	2/15/2031	800	690
Roper Technologies Inc.	4.900%	10/15/2034	850	821
S&P Global Inc.	4.750%	8/1/2028	800	808
S&P Global Inc.	2.950%	3/1/2029	1,100	1,058
S&P Global Inc.	2.500%	12/1/2029	375	352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	S&P Global Inc.	1.250%	8/15/2030	500	436
[10]	S&P Global Inc.	4.250%	1/15/2031	566	559
	S&P Global Inc.	2.900%	3/1/2032	1,200	1,095
[10]	S&P Global Inc.	4.800%	12/4/2035	167	164
	S&P Global Inc.	3.250%	12/1/2049	550	372
	S&P Global Inc.	3.700%	3/1/2052	900	655
	S&P Global Inc.	2.300%	8/15/2060	1,000	483
	S&P Global Inc.	3.900%	3/1/2062	250	178
	Salesforce Inc.	3.700%	4/11/2028	1,275	1,261
	Salesforce Inc.	1.500%	7/15/2028	965	906
	Salesforce Inc.	1.950%	7/15/2031	600	523
	Salesforce Inc.	4.900%	9/15/2031	2,108	2,105
	Salesforce Inc.	5.200%	3/15/2033	2,225	2,221
	Salesforce Inc.	5.550%	3/15/2036	3,625	3,614
	Salesforce Inc.	2.700%	7/15/2041	1,200	818
	Salesforce Inc.	6.400%	3/15/2046	1,200	1,208
	Salesforce Inc.	2.900%	7/15/2051	1,638	959
	Salesforce Inc.	6.550%	3/15/2056	3,025	3,032
	Salesforce Inc.	3.050%	7/15/2061	880	490
	Salesforce Inc.	6.700%	3/15/2066	800	812
	ServiceNow Inc.	1.400%	9/1/2030	1,200	1,041
	Skyworks Solutions Inc.	3.000%	6/1/2031	500	446
	Synopsys Inc.	4.550%	4/1/2027	252	252
	Synopsys Inc.	4.650%	4/1/2028	336	337
	Synopsys Inc.	4.850%	4/1/2030	306	308
	Synopsys Inc.	5.000%	4/1/2032	483	487
	Synopsys Inc.	5.150%	4/1/2035	5,688	5,698
	Synopsys Inc.	5.700%	4/1/2055	586	560
	TD SYNNEX Corp.	2.375%	8/9/2028	2,500	2,372
	TD SYNNEX Corp.	4.300%	1/17/2029	607	600
	TD SYNNEX Corp.	5.300%	10/10/2035	1,250	1,211
	Teledyne FLIR LLC	2.500%	8/1/2030	500	460
	Texas Instruments Inc.	2.900%	11/3/2027	400	394
	Texas Instruments Inc.	4.600%	2/15/2028	500	504
	Texas Instruments Inc.	2.250%	9/4/2029	1,100	1,031
	Texas Instruments Inc.	4.500%	5/23/2030	550	552
	Texas Instruments Inc.	1.900%	9/15/2031	450	396
	Texas Instruments Inc.	4.900%	3/14/2033	800	814
	Texas Instruments Inc.	3.875%	3/15/2039	600	524
	Texas Instruments Inc.	4.150%	5/15/2048	1,225	992
	Texas Instruments Inc.	2.700%	9/15/2051	400	240
	Texas Instruments Inc.	5.000%	3/14/2053	1,800	1,624
	Texas Instruments Inc.	5.150%	2/8/2054	750	696
	Texas Instruments Inc.	5.050%	5/18/2063	1,979	1,738
[5]	TR Finance LLC	5.500%	8/15/2035	350	352
[5]	TR Finance LLC	5.850%	4/15/2040	400	389
	TSMC Arizona Corp.	3.875%	4/22/2027	575	573
	TSMC Arizona Corp.	4.125%	4/22/2029	500	497
	TSMC Arizona Corp.	2.500%	10/25/2031	1,000	906
	TSMC Arizona Corp.	4.250%	4/22/2032	450	446
	TSMC Arizona Corp.	3.125%	10/25/2041	875	705
	TSMC Arizona Corp.	3.250%	10/25/2051	800	600
	TSMC Arizona Corp.	4.500%	4/22/2052	900	837
	Verisk Analytics Inc.	4.125%	3/15/2029	900	896
	Verisk Analytics Inc.	4.450%	3/15/2031	288	283
	Verisk Analytics Inc.	5.250%	6/5/2034	550	547
	Verisk Analytics Inc.	5.250%	3/15/2035	477	473
	Verisk Analytics Inc.	5.125%	3/15/2036	775	758
	Verisk Analytics Inc.	3.625%	5/15/2050	1,200	838
	VMware LLC	1.800%	8/15/2028	700	659
	VMware LLC	4.700%	5/15/2030	860	866
	VMware LLC	2.200%	8/15/2031	1,400	1,230
	Workday Inc.	3.500%	4/1/2027	1,100	1,090
	Workday Inc.	3.700%	4/1/2029	1,600	1,559
	Workday Inc.	3.800%	4/1/2032	1,800	1,671
	Xilinx Inc.	2.375%	6/1/2030	550	507
					528,919
Utilities (1.0%)
	AEP Texas Inc.	3.950%	6/1/2028	400	396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AEP Texas Inc.	5.450%	5/15/2029	650	667
	AEP Texas Inc.	5.400%	6/1/2033	1,250	1,269
	AEP Texas Inc.	5.700%	5/15/2034	1,140	1,176
[5]	AEP Texas Inc.	5.200%	4/15/2036	300	295
	AEP Texas Inc.	3.800%	10/1/2047	250	179
	AEP Texas Inc.	5.250%	5/15/2052	200	178
	AEP Texas Inc.	5.850%	10/15/2055	703	679
	AEP Transmission Co. LLC	5.150%	4/1/2034	250	252
	AEP Transmission Co. LLC	4.000%	12/1/2046	325	256
	AEP Transmission Co. LLC	3.750%	12/1/2047	450	334
	AEP Transmission Co. LLC	4.250%	9/15/2048	325	258
	AEP Transmission Co. LLC	3.800%	6/15/2049	270	199
	AEP Transmission Co. LLC	3.150%	9/15/2049	70	46
[5]	AEP Transmission Co. LLC	3.650%	4/1/2050	300	218
[5]	AEP Transmission Co. LLC	2.750%	8/15/2051	250	150
[5]	AEP Transmission Co. LLC	4.500%	6/15/2052	500	410
	AEP Transmission Co. LLC	5.400%	3/15/2053	250	236
	AES Corp.	5.450%	6/1/2028	575	580
	AES Corp.	2.450%	1/15/2031	800	709
	AES Corp.	5.800%	3/15/2032	1,161	1,168
	Alabama Power Co.	3.750%	9/1/2027	200	199
[5]	Alabama Power Co.	1.450%	9/15/2030	500	439
[5]	Alabama Power Co.	4.300%	3/15/2031	325	322
	Alabama Power Co.	3.050%	3/15/2032	600	551
	Alabama Power Co.	3.940%	9/1/2032	500	481
	Alabama Power Co.	5.100%	4/2/2035	160	161
	Alabama Power Co.	6.000%	3/1/2039	100	106
	Alabama Power Co.	3.850%	12/1/2042	125	100
	Alabama Power Co.	4.150%	8/15/2044	550	450
	Alabama Power Co.	3.750%	3/1/2045	570	439
	Alabama Power Co.	4.300%	1/2/2046	300	247
[5]	Alabama Power Co.	3.700%	12/1/2047	325	240
	Alabama Power Co.	3.450%	10/1/2049	475	330
	Alabama Power Co.	3.125%	7/15/2051	1,800	1,165
	Alabama Power Co.	3.000%	3/15/2052	575	362
	Alliant Energy Corp.	5.750%	4/1/2056	286	278
	Ameren Corp.	1.750%	3/15/2028	500	476
	Ameren Corp.	5.000%	1/15/2029	575	584
	Ameren Corp.	3.500%	1/15/2031	1,180	1,120
	Ameren Corp.	5.375%	3/15/2035	2,258	2,283
	Ameren Corp.	5.000%	5/15/2036	825	803
	Ameren Illinois Co.	3.800%	5/15/2028	350	347
	Ameren Illinois Co.	1.550%	11/15/2030	500	438
	Ameren Illinois Co.	3.850%	9/1/2032	190	181
	Ameren Illinois Co.	4.150%	3/15/2046	475	384
	Ameren Illinois Co.	3.700%	12/1/2047	350	262
	Ameren Illinois Co.	3.250%	3/15/2050	240	161
	Ameren Illinois Co.	2.900%	6/15/2051	500	311
	Ameren Illinois Co.	5.900%	12/1/2052	500	504
	Ameren Illinois Co.	5.550%	7/1/2054	275	264
	Ameren Illinois Co.	5.625%	3/1/2055	838	816
	American Electric Power Co. Inc.	5.750%	11/1/2027	500	509
[5]	American Electric Power Co. Inc.	4.300%	12/1/2028	500	499
	American Electric Power Co. Inc.	5.200%	1/15/2029	600	613
	American Electric Power Co. Inc.	6.950%	12/15/2054	750	793
[5]	American Electric Power Co. Inc.	7.050%	12/15/2054	900	927
[5]	American Electric Power Co. Inc.	5.800%	3/15/2056	967	955
[5]	American Electric Power Co. Inc.	6.050%	3/15/2056	741	735
	American Water Capital Corp.	2.950%	9/1/2027	1,225	1,203
	American Water Capital Corp.	3.450%	6/1/2029	1,250	1,216
	American Water Capital Corp.	2.800%	5/1/2030	200	188
	American Water Capital Corp.	2.300%	6/1/2031	300	269
	American Water Capital Corp.	4.450%	6/1/2032	700	689
	American Water Capital Corp.	5.150%	3/1/2034	550	559
	American Water Capital Corp.	5.250%	3/1/2035	757	769
[8]	American Water Capital Corp.	5.200%	4/1/2036	500	500
	American Water Capital Corp.	6.593%	10/15/2037	700	787
	American Water Capital Corp.	4.300%	9/1/2045	500	414
	American Water Capital Corp.	3.750%	9/1/2047	475	354
	American Water Capital Corp.	4.200%	9/1/2048	450	358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	3.250%	6/1/2051	500	334
	American Water Capital Corp.	5.700%	9/1/2055	417	408
[5]	Appalachian Power Co.	2.700%	4/1/2031	417	379
[5]	Appalachian Power Co.	4.500%	8/1/2032	692	676
	Appalachian Power Co.	5.650%	4/1/2034	400	412
	Appalachian Power Co.	7.000%	4/1/2038	460	512
	Appalachian Power Co.	4.400%	5/15/2044	575	471
[5]	Appalachian Power Co.	4.500%	3/1/2049	148	120
[5]	Appalachian Power Co.	3.700%	5/1/2050	300	213
	Arizona Public Service Co.	2.950%	9/15/2027	300	293
	Arizona Public Service Co.	2.600%	8/15/2029	500	470
	Arizona Public Service Co.	6.350%	12/15/2032	300	322
	Arizona Public Service Co.	5.700%	8/15/2034	1,125	1,165
	Arizona Public Service Co.	5.050%	9/1/2041	525	489
	Arizona Public Service Co.	4.500%	4/1/2042	325	280
	Arizona Public Service Co.	4.350%	11/15/2045	350	284
	Arizona Public Service Co.	3.750%	5/15/2046	395	294
	Arizona Public Service Co.	3.350%	5/15/2050	500	332
	Arizona Public Service Co.	5.900%	8/15/2055	850	838
	Atlantic City Electric Co.	2.300%	3/15/2031	500	451
	Atmos Energy Corp.	3.000%	6/15/2027	375	370
	Atmos Energy Corp.	2.625%	9/15/2029	350	332
	Atmos Energy Corp.	1.500%	1/15/2031	1,000	874
	Atmos Energy Corp.	5.450%	10/15/2032	250	260
	Atmos Energy Corp.	5.900%	11/15/2033	650	695
[5]	Atmos Energy Corp.	5.200%	8/15/2035	350	357
	Atmos Energy Corp.	5.500%	6/15/2041	600	602
	Atmos Energy Corp.	4.150%	1/15/2043	75	63
	Atmos Energy Corp.	4.125%	10/15/2044	950	786
	Atmos Energy Corp.	4.125%	3/15/2049	838	657
	Atmos Energy Corp.	3.375%	9/15/2049	720	496
	Atmos Energy Corp.	2.850%	2/15/2052	650	401
	Atmos Energy Corp.	5.750%	10/15/2052	500	497
	Atmos Energy Corp.	6.200%	11/15/2053	400	424
	Atmos Energy Corp.	5.000%	12/15/2054	450	400
	Atmos Energy Corp.	5.450%	1/15/2056	395	377
	Avangrid Inc.	3.800%	6/1/2029	600	587
	Avista Corp.	4.350%	6/1/2048	300	242
	Avista Corp.	4.000%	4/1/2052	346	259
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	1,050	940
[5]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	350	356
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	1,375	1,410
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	725	788
[5]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	250	186
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	300	189
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	1,000	833
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	625	590
[5]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	300	291
[10]	Basin Electric Power Cooperative	5.850%	10/15/2055	500	488
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	250	245
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	1,000	971
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	1,250	1,083
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	1,000	1,067
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	639	596
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	705	597
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	250	184
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	350	284
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	1,750	1,363
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	1,000	603
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	400	327
	Black Hills Corp.	5.950%	3/15/2028	500	512
	Black Hills Corp.	3.050%	10/15/2029	170	161
	Black Hills Corp.	4.550%	1/31/2031	250	247
	Black Hills Corp.	4.350%	5/1/2033	350	333
	Black Hills Corp.	6.150%	5/15/2034	1,000	1,052
	Black Hills Corp.	6.000%	1/15/2035	900	934
	Black Hills Corp.	4.200%	9/15/2046	250	195
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	950	971
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	378	383
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	500	451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	500	456
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	500	502
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	300	304
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	300	299
[5]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	773	766
[5]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	357	350
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	496	386
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	125	97
[5]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	200	126
[5]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	700	477
[5]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	250	179
[5]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	262	230
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	500	470
	CenterPoint Energy Inc.	5.400%	6/1/2029	1,394	1,428
	CenterPoint Energy Inc.	2.950%	3/1/2030	286	269
[5]	CenterPoint Energy Inc.	7.000%	2/15/2055	300	309
	CenterPoint Energy Inc.	5.950%	4/1/2056	457	451
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	500	509
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	450	447
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	300	266
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	500	491
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	43	44
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	275	281
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	375	383
[5]	Centerpoint Energy Restoration Bond Co. III LLC	4.864%	12/15/2039	500	487
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	275	235
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	325	336
	CMS Energy Corp.	3.450%	8/15/2027	300	296
	CMS Energy Corp.	4.875%	3/1/2044	275	242
[5]	CMS Energy Corp.	4.750%	6/1/2050	400	387
	CMS Energy Corp.	6.500%	6/1/2055	814	825
[5]	Commonwealth Edison Co.	2.950%	8/15/2027	275	270
	Commonwealth Edison Co.	3.700%	8/15/2028	300	297
[5]	Commonwealth Edison Co.	3.150%	3/15/2032	300	277
	Commonwealth Edison Co.	4.900%	2/1/2033	300	303
	Commonwealth Edison Co.	5.300%	6/1/2034	475	488
	Commonwealth Edison Co.	5.900%	3/15/2036	500	531
	Commonwealth Edison Co.	6.450%	1/15/2038	384	422
	Commonwealth Edison Co.	4.700%	1/15/2044	825	725
	Commonwealth Edison Co.	3.700%	3/1/2045	625	477
	Commonwealth Edison Co.	4.350%	11/15/2045	900	744
	Commonwealth Edison Co.	3.650%	6/15/2046	500	373
[5]	Commonwealth Edison Co.	3.750%	8/15/2047	500	374
	Commonwealth Edison Co.	4.000%	3/1/2048	775	603
	Commonwealth Edison Co.	4.000%	3/1/2049	700	536
[5]	Commonwealth Edison Co.	3.200%	11/15/2049	250	165
	Commonwealth Edison Co.	3.000%	3/1/2050	500	320
[5]	Commonwealth Edison Co.	2.750%	9/1/2051	300	181
[5]	Commonwealth Edison Co.	3.850%	3/15/2052	384	282
	Commonwealth Edison Co.	5.300%	2/1/2053	500	465
	Commonwealth Edison Co.	5.650%	6/1/2054	100	98
	Commonwealth Edison Co.	5.950%	6/1/2055	1,430	1,456
	Connecticut Light & Power Co.	4.950%	1/15/2030	900	916
	Connecticut Light & Power Co.	4.950%	8/15/2034	100	99
	Connecticut Light & Power Co.	4.300%	4/15/2044	375	312
[5]	Connecticut Light & Power Co.	4.150%	6/1/2045	75	61
	Connecticut Light & Power Co.	4.000%	4/1/2048	625	486
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	1,000	904
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	362	372
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	600	622
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	150	154
[5]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	300	304
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	750	753
[5]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	860	909
[5]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	300	321
[5]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	400	450
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	600	603
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	950	966
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	550	443
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	610	520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	475	401
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	1,140	875
[5]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	750	572
[5]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	600	510
[5]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	1,800	1,385
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	600	624
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	600	601
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	500	490
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	500	412
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	1,550	1,476
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	670	662
[5]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	275	214
[5]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	425	308
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	500	399
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	350	239
	Constellation Energy Generation LLC	3.900%	1/8/2028	303	301
	Constellation Energy Generation LLC	5.600%	3/1/2028	219	224
	Constellation Energy Generation LLC	4.400%	1/15/2031	303	299
	Constellation Energy Generation LLC	5.800%	3/1/2033	263	276
	Constellation Energy Generation LLC	6.125%	1/15/2034	500	534
	Constellation Energy Generation LLC	6.250%	10/1/2039	767	810
	Constellation Energy Generation LLC	5.750%	10/1/2041	325	326
	Constellation Energy Generation LLC	5.600%	6/15/2042	688	674
	Constellation Energy Generation LLC	6.500%	10/1/2053	575	611
	Constellation Energy Generation LLC	5.750%	3/15/2054	750	729
	Constellation Energy Generation LLC	5.875%	1/15/2066	1,325	1,274
	Consumers Energy Co.	4.650%	3/1/2028	500	504
	Consumers Energy Co.	3.800%	11/15/2028	250	247
	Consumers Energy Co.	4.900%	2/15/2029	500	508
	Consumers Energy Co.	4.600%	5/30/2029	500	504
	Consumers Energy Co.	4.700%	1/15/2030	300	303
	Consumers Energy Co.	4.500%	1/15/2031	150	150
	Consumers Energy Co.	3.600%	8/15/2032	88	83
	Consumers Energy Co.	4.625%	5/15/2033	259	257
	Consumers Energy Co.	5.050%	5/15/2035	600	603
	Consumers Energy Co.	3.950%	5/15/2043	600	487
	Consumers Energy Co.	3.250%	8/15/2046	550	390
	Consumers Energy Co.	3.950%	7/15/2047	500	391
	Consumers Energy Co.	4.050%	5/15/2048	500	393
	Consumers Energy Co.	4.350%	4/15/2049	530	435
	Consumers Energy Co.	3.100%	8/15/2050	567	370
	Consumers Energy Co.	3.500%	8/1/2051	350	248
	Consumers Energy Co.	2.650%	8/15/2052	287	171
	Consumers Energy Co.	4.200%	9/1/2052	392	310
	Dayton Power & Light Co.	4.550%	8/15/2030	570	563
	Delmarva Power & Light Co.	4.150%	5/15/2045	600	487
	Dominion Energy Inc.	4.600%	5/15/2028	300	301
	Dominion Energy Inc.	4.250%	6/1/2028	200	199
[5]	Dominion Energy Inc.	3.375%	4/1/2030	2,300	2,198
	Dominion Energy Inc.	5.000%	6/15/2030	375	380
[5]	Dominion Energy Inc.	2.250%	8/15/2031	920	812
[5]	Dominion Energy Inc.	4.350%	8/15/2032	324	314
	Dominion Energy Inc.	5.375%	11/15/2032	725	742
[5]	Dominion Energy Inc.	6.300%	3/15/2033	500	531
[5]	Dominion Energy Inc.	5.250%	8/1/2033	1,250	1,262
	Dominion Energy Inc.	5.450%	3/15/2035	508	513
[5]	Dominion Energy Inc.	5.950%	6/15/2035	600	624
	Dominion Energy Inc.	7.000%	6/15/2038	300	331
[5]	Dominion Energy Inc.	3.300%	4/15/2041	500	371
[5]	Dominion Energy Inc.	4.900%	8/1/2041	890	795
[5]	Dominion Energy Inc.	4.050%	9/15/2042	400	316
[5]	Dominion Energy Inc.	4.600%	3/15/2049	500	405
[5]	Dominion Energy Inc.	4.850%	8/15/2052	500	420
[5]	Dominion Energy Inc.	7.000%	6/1/2054	500	529
	Dominion Energy Inc.	6.625%	5/15/2055	850	859
[5]	Dominion Energy Inc.	6.000%	2/15/2056	1,185	1,175
	Dominion Energy Inc.	6.200%	2/15/2056	1,075	1,066
[5]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	250	221
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	1,625	1,785
[5]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	200	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	750	793
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	250	247
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	341	295
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	425	373
	DTE Electric Co.	4.250%	5/14/2027	75	75
[5]	DTE Electric Co.	1.900%	4/1/2028	500	479
	DTE Electric Co.	2.250%	3/1/2030	1,250	1,155
[5]	DTE Electric Co.	2.625%	3/1/2031	400	368
	DTE Electric Co.	5.200%	4/1/2033	500	513
	DTE Electric Co.	5.200%	3/1/2034	450	460
	DTE Electric Co.	5.250%	5/15/2035	550	558
[5]	DTE Electric Co.	4.850%	3/1/2036	323	317
[5]	DTE Electric Co.	4.000%	4/1/2043	300	245
	DTE Electric Co.	3.700%	3/15/2045	200	153
	DTE Electric Co.	3.750%	8/15/2047	450	339
[5]	DTE Electric Co.	4.050%	5/15/2048	2,000	1,576
	DTE Electric Co.	3.950%	3/1/2049	500	386
[5]	DTE Electric Co.	3.250%	4/1/2051	500	337
	DTE Electric Co.	5.400%	4/1/2053	250	238
	DTE Electric Co.	5.850%	5/15/2055	1,825	1,836
[5]	DTE Electric Co.	5.550%	3/1/2056	536	518
	DTE Energy Co.	4.950%	7/1/2027	300	302
	DTE Energy Co.	4.875%	6/1/2028	975	984
	DTE Energy Co.	5.100%	3/1/2029	1,500	1,526
[5]	DTE Energy Co.	3.400%	6/15/2029	140	135
	DTE Energy Co.	2.950%	3/1/2030	235	221
	DTE Energy Co.	5.200%	4/1/2030	493	503
	DTE Energy Co.	5.850%	6/1/2034	1,556	1,630
	DTE Energy Co.	5.050%	10/1/2035	1,333	1,314
	Duke Energy Carolinas LLC	3.950%	11/15/2028	2,000	1,985
[5]	Duke Energy Carolinas LLC	6.000%	12/1/2028	300	313
	Duke Energy Carolinas LLC	2.450%	8/15/2029	75	71
	Duke Energy Carolinas LLC	2.450%	2/1/2030	400	372
	Duke Energy Carolinas LLC	4.850%	3/15/2030	425	433
	Duke Energy Carolinas LLC	2.550%	4/15/2031	500	458
	Duke Energy Carolinas LLC	2.850%	3/15/2032	500	455
	Duke Energy Carolinas LLC	4.950%	1/15/2033	1,275	1,295
	Duke Energy Carolinas LLC	4.850%	1/15/2034	575	575
[5]	Duke Energy Carolinas LLC	5.250%	3/15/2035	500	509
	Duke Energy Carolinas LLC	6.100%	6/1/2037	425	449
	Duke Energy Carolinas LLC	6.000%	1/15/2038	325	344
	Duke Energy Carolinas LLC	6.050%	4/15/2038	525	559
	Duke Energy Carolinas LLC	5.300%	2/15/2040	710	703
	Duke Energy Carolinas LLC	4.250%	12/15/2041	1,000	860
	Duke Energy Carolinas LLC	4.000%	9/30/2042	675	554
	Duke Energy Carolinas LLC	3.875%	3/15/2046	500	386
	Duke Energy Carolinas LLC	3.700%	12/1/2047	425	315
	Duke Energy Carolinas LLC	3.950%	3/15/2048	400	307
	Duke Energy Carolinas LLC	3.200%	8/15/2049	750	502
	Duke Energy Carolinas LLC	3.450%	4/15/2051	500	346
	Duke Energy Carolinas LLC	5.400%	1/15/2054	2,550	2,421
[5]	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	910	901
	Duke Energy Corp.	5.000%	12/8/2027	500	505
	Duke Energy Corp.	4.300%	3/15/2028	500	499
	Duke Energy Corp.	2.450%	6/1/2030	950	876
	Duke Energy Corp.	2.550%	6/15/2031	625	562
	Duke Energy Corp.	4.500%	8/15/2032	1,000	985
	Duke Energy Corp.	5.750%	9/15/2033	500	521
	Duke Energy Corp.	5.450%	6/15/2034	400	410
	Duke Energy Corp.	4.950%	9/15/2035	458	447
	Duke Energy Corp.	3.300%	6/15/2041	200	150
	Duke Energy Corp.	4.800%	12/15/2045	1,200	1,028
	Duke Energy Corp.	3.750%	9/1/2046	906	669
	Duke Energy Corp.	4.200%	6/15/2049	1,200	914
	Duke Energy Corp.	3.500%	6/15/2051	600	402
	Duke Energy Corp.	5.000%	8/15/2052	767	657
	Duke Energy Corp.	6.100%	9/15/2053	1,100	1,104
	Duke Energy Corp.	5.800%	6/15/2054	475	455
	Duke Energy Corp.	6.450%	9/1/2054	550	567
	Duke Energy Florida LLC	3.800%	7/15/2028	425	421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	2.500%	12/1/2029	2,150	2,017
	Duke Energy Florida LLC	1.750%	6/15/2030	1,700	1,523
	Duke Energy Florida LLC	4.200%	12/1/2030	110	109
	Duke Energy Florida LLC	2.400%	12/15/2031	600	536
	Duke Energy Florida LLC	5.875%	11/15/2033	500	531
	Duke Energy Florida LLC	4.850%	12/1/2035	200	197
	Duke Energy Florida LLC	6.350%	9/15/2037	426	461
	Duke Energy Florida LLC	6.400%	6/15/2038	800	872
	Duke Energy Florida LLC	3.400%	10/1/2046	500	355
	Duke Energy Florida LLC	4.200%	7/15/2048	425	336
	Duke Energy Florida LLC	3.000%	12/15/2051	500	314
	Duke Energy Florida LLC	5.950%	11/15/2052	500	506
	Duke Energy Florida LLC	6.200%	11/15/2053	1,250	1,309
[5]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2029	205	197
	Duke Energy Indiana LLC	5.250%	3/1/2034	150	154
	Duke Energy Indiana LLC	6.120%	10/15/2035	1,175	1,248
[5]	Duke Energy Indiana LLC	4.950%	3/15/2036	105	103
[5]	Duke Energy Indiana LLC	4.900%	7/15/2043	250	228
	Duke Energy Indiana LLC	3.750%	5/15/2046	875	665
	Duke Energy Indiana LLC	2.750%	4/1/2050	775	471
	Duke Energy Indiana LLC	5.900%	5/15/2055	50	50
	Duke Energy Ohio Inc.	2.125%	6/1/2030	200	182
	Duke Energy Ohio Inc.	5.250%	4/1/2033	500	511
	Duke Energy Ohio Inc.	5.300%	6/15/2035	200	203
	Duke Energy Ohio Inc.	3.700%	6/15/2046	650	482
	Duke Energy Ohio Inc.	4.300%	2/1/2049	341	272
	Duke Energy Ohio Inc.	5.650%	4/1/2053	500	484
	Duke Energy Ohio Inc.	5.550%	3/15/2054	700	670
	Duke Energy Progress LLC	3.700%	9/1/2028	425	420
	Duke Energy Progress LLC	3.450%	3/15/2029	900	881
	Duke Energy Progress LLC	2.000%	8/15/2031	500	441
	Duke Energy Progress LLC	3.400%	4/1/2032	500	468
	Duke Energy Progress LLC	5.250%	3/15/2033	1,025	1,056
	Duke Energy Progress LLC	5.100%	3/15/2034	500	509
	Duke Energy Progress LLC	5.050%	3/15/2035	502	503
	Duke Energy Progress LLC	6.300%	4/1/2038	300	323
	Duke Energy Progress LLC	4.375%	3/30/2044	525	445
	Duke Energy Progress LLC	4.150%	12/1/2044	100	81
	Duke Energy Progress LLC	4.200%	8/15/2045	625	510
	Duke Energy Progress LLC	3.700%	10/15/2046	375	280
	Duke Energy Progress LLC	2.500%	8/15/2050	550	317
	Duke Energy Progress LLC	2.900%	8/15/2051	550	339
	Duke Energy Progress LLC	4.000%	4/1/2052	400	302
	Duke Energy Progress LLC	5.350%	3/15/2053	375	350
	Duke Energy Progress LLC	5.550%	3/15/2055	1,517	1,465
[5]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	375	320
[5]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2028	116	111
[5]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2041	300	230
	Edison International	5.750%	6/15/2027	100	101
	Edison International	5.250%	11/15/2028	750	756
	Edison International	5.450%	6/15/2029	500	504
	Edison International	6.950%	11/15/2029	750	792
	Edison International	4.800%	3/15/2031	900	879
	Edison International	5.250%	3/15/2032	600	594
	El Paso Electric Co.	6.000%	5/15/2035	175	178
	El Paso Electric Co.	5.000%	12/1/2044	250	218
	Emera US Finance LP	4.750%	6/15/2046	1,160	959
	Enel Chile SA	4.875%	6/12/2028	600	603
	Entergy Arkansas LLC	5.150%	1/15/2033	500	509
	Entergy Arkansas LLC	5.450%	6/1/2034	475	489
	Entergy Arkansas LLC	4.950%	1/15/2036	321	315
	Entergy Arkansas LLC	4.200%	4/1/2049	500	393
	Entergy Arkansas LLC	3.350%	6/15/2052	800	531
	Entergy Arkansas LLC	5.750%	6/1/2054	250	244
	Entergy Arkansas LLC	5.750%	1/15/2056	364	357
	Entergy Corp.	1.900%	6/15/2028	500	474
	Entergy Corp.	2.800%	6/15/2030	500	465
	Entergy Corp.	2.400%	6/15/2031	500	444
	Entergy Corp.	3.750%	6/15/2050	1,261	893
[5]	Entergy Corp.	5.875%	6/15/2056	300	296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Corp.	6.100%	6/15/2056	500	493
	Entergy Louisiana LLC	3.120%	9/1/2027	350	345
	Entergy Louisiana LLC	3.250%	4/1/2028	300	294
	Entergy Louisiana LLC	3.050%	6/1/2031	375	349
	Entergy Louisiana LLC	2.350%	6/15/2032	500	438
	Entergy Louisiana LLC	4.000%	3/15/2033	725	689
	Entergy Louisiana LLC	5.350%	3/15/2034	250	257
	Entergy Louisiana LLC	5.150%	9/15/2034	400	403
	Entergy Louisiana LLC	4.900%	4/15/2036	457	446
	Entergy Louisiana LLC	3.100%	6/15/2041	500	374
	Entergy Louisiana LLC	4.950%	1/15/2045	400	360
	Entergy Louisiana LLC	4.200%	9/1/2048	1,150	911
	Entergy Louisiana LLC	4.200%	4/1/2050	500	393
	Entergy Louisiana LLC	2.900%	3/15/2051	700	429
	Entergy Louisiana LLC	4.750%	9/15/2052	500	423
	Entergy Louisiana LLC	5.700%	3/15/2054	1,500	1,458
	Entergy Louisiana LLC	5.800%	3/15/2055	700	687
	Entergy Louisiana LLC	5.650%	4/15/2056	750	721
	Entergy Mississippi LLC	2.850%	6/1/2028	750	728
	Entergy Mississippi LLC	5.050%	4/15/2036	253	249
	Entergy Mississippi LLC	3.850%	6/1/2049	250	185
	Entergy Mississippi LLC	5.850%	6/1/2054	500	492
	Entergy Mississippi LLC	5.800%	4/15/2055	488	481
	Entergy Texas Inc.	4.000%	3/30/2029	300	297
	Entergy Texas Inc.	1.750%	3/15/2031	500	437
	Entergy Texas Inc.	5.250%	4/15/2035	175	177
	Entergy Texas Inc.	3.550%	9/30/2049	905	635
	Entergy Texas Inc.	5.800%	9/1/2053	500	494
	Entergy Texas Inc.	5.550%	9/15/2054	250	236
	Essential Utilities Inc.	4.800%	8/15/2027	750	753
	Essential Utilities Inc.	3.566%	5/1/2029	1,275	1,239
	Essential Utilities Inc.	2.704%	4/15/2030	400	371
	Essential Utilities Inc.	5.375%	1/15/2034	500	507
	Essential Utilities Inc.	5.125%	3/15/2036	300	296
	Essential Utilities Inc.	4.276%	5/1/2049	435	341
	Essential Utilities Inc.	3.351%	4/15/2050	600	399
	Essential Utilities Inc.	5.300%	5/1/2052	500	454
	Evergy Inc.	4.250%	3/15/2029	278	276
	Evergy Kansas Central Inc.	3.100%	4/1/2027	425	420
	Evergy Kansas Central Inc.	5.250%	3/15/2035	356	359
	Evergy Kansas Central Inc.	4.125%	3/1/2042	1,425	1,188
	Evergy Kansas Central Inc.	4.100%	4/1/2043	325	268
	Evergy Kansas Central Inc.	4.250%	12/1/2045	100	82
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,000	673
[5]	Evergy Metro Inc.	2.250%	6/1/2030	300	274
	Evergy Metro Inc.	4.950%	4/15/2033	510	513
	Evergy Metro Inc.	5.400%	4/1/2034	750	771
	Evergy Metro Inc.	5.125%	8/15/2035	750	747
	Evergy Metro Inc.	5.300%	10/1/2041	480	468
	Evergy Metro Inc.	4.200%	6/15/2047	225	179
[10]	Evergy Missouri West Inc.	5.650%	6/1/2034	400	409
[5]	Eversource Energy	3.300%	1/15/2028	200	196
	Eversource Energy	5.450%	3/1/2028	500	508
[5]	Eversource Energy	4.250%	4/1/2029	325	322
[5]	Eversource Energy	1.650%	8/15/2030	1,300	1,141
	Eversource Energy	2.550%	3/15/2031	300	270
	Eversource Energy	5.850%	4/15/2031	1,000	1,045
	Eversource Energy	3.375%	3/1/2032	564	517
	Eversource Energy	5.125%	5/15/2033	1,000	998
	Eversource Energy	5.950%	7/15/2034	1,450	1,511
	Eversource Energy	3.450%	1/15/2050	500	343
[5]	Eversource Energy	6.100%	8/15/2056	273	269
[5]	Eversource Energy	6.350%	8/15/2056	286	282
	Exelon Corp.	5.150%	3/15/2028	625	632
	Exelon Corp.	5.150%	3/15/2029	250	255
	Exelon Corp.	4.050%	4/15/2030	725	710
	Exelon Corp.	5.125%	3/15/2031	415	423
	Exelon Corp.	3.350%	3/15/2032	90	83
	Exelon Corp.	5.450%	3/15/2034	350	358
[5]	Exelon Corp.	4.950%	6/15/2035	284	277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	5.625%	6/15/2035	415	425
	Exelon Corp.	4.950%	3/15/2036	667	647
	Exelon Corp.	5.600%	3/15/2053	2,625	2,477
	Exelon Corp.	5.875%	3/15/2055	404	394
	Exelon Corp.	6.500%	3/15/2055	370	377
[5]	FirstEnergy Corp.	3.900%	7/15/2027	750	744
	FirstEnergy Corp.	2.650%	3/1/2030	99	92
[5]	FirstEnergy Corp.	2.250%	9/1/2030	350	315
[5]	FirstEnergy Corp.	4.850%	7/15/2047	750	640
[10]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	400	399
[10]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	500	498
	FirstEnergy Transmission LLC	4.550%	1/15/2030	300	300
	FirstEnergy Transmission LLC	4.750%	1/15/2033	300	295
	FirstEnergy Transmission LLC	5.000%	1/15/2035	300	295
	Florida Power & Light Co.	4.400%	5/15/2028	675	678
	Florida Power & Light Co.	5.150%	6/15/2029	500	513
	Florida Power & Light Co.	4.625%	5/15/2030	675	681
	Florida Power & Light Co.	2.450%	2/3/2032	700	626
	Florida Power & Light Co.	5.100%	4/1/2033	800	816
	Florida Power & Light Co.	4.800%	5/15/2033	675	676
	Florida Power & Light Co.	5.625%	4/1/2034	225	235
	Florida Power & Light Co.	5.300%	6/15/2034	734	754
	Florida Power & Light Co.	4.950%	6/1/2035	50	50
	Florida Power & Light Co.	4.700%	2/15/2036	476	464
	Florida Power & Light Co.	5.650%	2/1/2037	425	447
	Florida Power & Light Co.	5.950%	2/1/2038	175	187
	Florida Power & Light Co.	5.960%	4/1/2039	225	240
	Florida Power & Light Co.	4.125%	2/1/2042	1,025	869
	Florida Power & Light Co.	4.050%	6/1/2042	475	400
	Florida Power & Light Co.	3.800%	12/15/2042	500	403
	Florida Power & Light Co.	3.700%	12/1/2047	550	410
	Florida Power & Light Co.	3.950%	3/1/2048	800	623
	Florida Power & Light Co.	3.150%	10/1/2049	1,190	798
	Florida Power & Light Co.	2.875%	12/4/2051	2,500	1,559
	Florida Power & Light Co.	5.600%	6/15/2054	675	662
	Florida Power & Light Co.	5.800%	3/15/2065	187	186
	Florida Power & Light Co.	5.600%	2/15/2066	625	604
	Georgia Power Co.	4.650%	5/16/2028	2,150	2,168
	Georgia Power Co.	4.000%	10/1/2028	500	497
[5]	Georgia Power Co.	2.650%	9/15/2029	438	414
	Georgia Power Co.	4.550%	3/15/2030	650	653
	Georgia Power Co.	4.850%	3/15/2031	659	668
	Georgia Power Co.	4.950%	5/17/2033	1,725	1,740
	Georgia Power Co.	5.250%	3/15/2034	1,750	1,788
	Georgia Power Co.	5.200%	3/15/2035	659	669
[5]	Georgia Power Co.	4.750%	9/1/2040	625	585
	Georgia Power Co.	4.300%	3/15/2042	575	496
	Georgia Power Co.	4.300%	3/15/2043	250	212
[5]	Georgia Power Co.	3.250%	3/15/2051	500	334
	Georgia Power Co.	5.125%	5/15/2052	603	550
	Georgia Power Co.	5.500%	10/1/2055	500	480
	Iberdrola International BV	6.750%	7/15/2036	175	197
	Idaho Power Co.	5.200%	8/15/2034	100	101
	Idaho Power Co.	4.850%	3/1/2036	326	319
[5]	Idaho Power Co.	4.200%	3/1/2048	404	324
[5]	Idaho Power Co.	5.500%	3/15/2053	500	477
[5]	Idaho Power Co.	5.700%	3/15/2055	465	458
	Indiana Michigan Power Co.	3.850%	5/15/2028	250	248
	Indiana Michigan Power Co.	6.050%	3/15/2037	500	530
[5]	Indiana Michigan Power Co.	4.550%	3/15/2046	340	287
[5]	Indiana Michigan Power Co.	3.750%	7/1/2047	250	185
	Indiana Michigan Power Co.	3.250%	5/1/2051	500	327
	Indiana Michigan Power Co.	5.625%	4/1/2053	500	483
	Indiana Michigan Power Co.	5.600%	3/15/2056	325	314
	Interstate Power & Light Co.	4.100%	9/26/2028	450	447
	Interstate Power & Light Co.	3.600%	4/1/2029	240	235
	Interstate Power & Light Co.	2.300%	6/1/2030	300	274
	Interstate Power & Light Co.	5.700%	10/15/2033	250	260
	Interstate Power & Light Co.	4.950%	9/30/2034	150	148
	Interstate Power & Light Co.	5.600%	6/29/2035	250	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interstate Power & Light Co.	6.250%	7/15/2039	250	265
	Interstate Power & Light Co.	3.700%	9/15/2046	406	297
	Interstate Power & Light Co.	3.100%	11/30/2051	500	317
	Interstate Power & Light Co.	5.450%	9/30/2054	350	325
	IPALCO Enterprises Inc.	4.250%	5/1/2030	400	386
	IPALCO Enterprises Inc.	5.750%	4/1/2034	500	494
	ITC Holdings Corp.	3.350%	11/15/2027	150	147
	ITC Holdings Corp.	5.300%	7/1/2043	900	831
[10]	Jersey Central Power & Light Co.	4.150%	1/15/2029	473	471
[10]	Jersey Central Power & Light Co.	4.400%	1/15/2031	300	296
	Jersey Central Power & Light Co.	5.100%	1/15/2035	300	300
[10]	Jersey Central Power & Light Co.	5.150%	1/15/2036	275	274
[5]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	132	128
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	593	559
[5]	Kentucky Utilities Co.	5.450%	4/15/2033	500	516
	Kentucky Utilities Co.	5.125%	11/1/2040	650	627
	Kentucky Utilities Co.	3.300%	6/1/2050	500	337
	Kentucky Utilities Co.	5.850%	8/15/2055	485	483
[5]	Louisville Gas & Electric Co.	5.450%	4/15/2033	500	517
[5]	Louisville Gas & Electric Co.	5.850%	8/15/2055	1,652	1,642
	MidAmerican Energy Co.	3.100%	5/1/2027	450	446
	MidAmerican Energy Co.	3.650%	4/15/2029	700	688
	MidAmerican Energy Co.	6.750%	12/30/2031	325	360
[5]	MidAmerican Energy Co.	5.800%	10/15/2036	775	820
	MidAmerican Energy Co.	4.800%	9/15/2043	300	271
	MidAmerican Energy Co.	4.400%	10/15/2044	400	338
	MidAmerican Energy Co.	4.250%	5/1/2046	1,000	821
	MidAmerican Energy Co.	3.650%	8/1/2048	575	421
	MidAmerican Energy Co.	5.850%	9/15/2054	815	817
	MidAmerican Energy Co.	5.300%	2/1/2055	900	835
[5]	Mississippi Power Co.	4.250%	3/15/2042	375	315
	National Fuel Gas Co.	3.950%	9/15/2027	275	273
	National Fuel Gas Co.	4.750%	9/1/2028	750	751
	National Fuel Gas Co.	5.500%	3/15/2030	195	200
	National Fuel Gas Co.	2.950%	3/1/2031	100	91
	National Fuel Gas Co.	5.950%	3/15/2035	495	513
	National Grid plc	5.602%	6/12/2028	500	512
	National Grid plc	5.418%	1/11/2034	600	612
	National Grid USA	5.803%	4/1/2035	250	259
[5]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/2027	700	705
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	750	749
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	400	398
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	300	296
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	250	252
[5]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	700	698
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	250	247
[5]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	500	506
[5]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	667	662
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	784	769
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	2,000	2,043
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	625	636
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	425	395
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	387	383
[5]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	500	510
[5]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	300	258
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	1,014	976
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	248	239
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	500	529
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	500	503
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	400	325
[5]	Nevada Power Co.	5.900%	5/1/2053	500	494
	Nevada Power Co.	6.000%	3/15/2054	400	401
	Nevada Power Co.	6.250%	5/15/2055	100	100
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	700	694
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	919	922
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	532	535
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	750	757
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	566	571
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	750	761
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	350	341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	300	284
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	250	254
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	950	968
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	3,000	2,734
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	1,000	992
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	300	265
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	700	718
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	863	870
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	2,218	2,240
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	1,400	1,426
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	981	884
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	1,600	1,505
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	950	985
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	825	842
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	1,500	1,475
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	1,200	1,218
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	400	390
[5]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	800	782
[5]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	300	299
	NiSource Inc.	3.490%	5/15/2027	500	495
	NiSource Inc.	5.250%	3/30/2028	550	559
	NiSource Inc.	5.200%	7/1/2029	933	952
	NiSource Inc.	2.950%	9/1/2029	1,614	1,535
	NiSource Inc.	3.600%	5/1/2030	500	482
	NiSource Inc.	1.700%	2/15/2031	500	435
	NiSource Inc.	5.350%	4/1/2034	1,058	1,077
	NiSource Inc.	5.350%	7/15/2035	2,050	2,066
	NiSource Inc.	5.950%	6/15/2041	882	897
	NiSource Inc.	5.250%	2/15/2043	200	185
	NiSource Inc.	5.650%	2/1/2045	267	258
	NiSource Inc.	4.375%	5/15/2047	1,825	1,470
	NiSource Inc.	5.000%	6/15/2052	302	261
	NiSource Inc.	6.950%	11/30/2054	105	108
	NiSource Inc.	6.375%	3/31/2055	600	613
	NiSource Inc.	5.850%	4/1/2055	1,370	1,330
	NiSource Inc.	5.750%	7/15/2056	250	246
	Northern States Power Co.	2.250%	4/1/2031	500	450
	Northern States Power Co.	5.050%	5/15/2035	200	201
	Northern States Power Co.	4.850%	5/15/2036	229	226
	Northern States Power Co.	6.250%	6/1/2036	325	354
	Northern States Power Co.	6.200%	7/1/2037	250	270
	Northern States Power Co.	5.350%	11/1/2039	375	374
	Northern States Power Co.	3.400%	8/15/2042	410	315
	Northern States Power Co.	2.900%	3/1/2050	1,890	1,222
	Northern States Power Co.	2.600%	6/1/2051	374	225
	Northern States Power Co.	3.200%	4/1/2052	500	339
	Northern States Power Co.	4.500%	6/1/2052	450	376
	Northern States Power Co.	5.100%	5/15/2053	400	364
	Northern States Power Co.	5.400%	3/15/2054	500	475
	Northern States Power Co.	5.650%	6/15/2054	800	788
	Northern States Power Co.	5.650%	5/15/2055	1,300	1,276
	Northern States Power Co.	5.550%	5/15/2056	300	291
	Northwest Natural Holding Co.	7.000%	9/15/2055	200	202
	NorthWestern Corp.	4.176%	11/15/2044	500	405
	NSTAR Electric Co.	3.200%	5/15/2027	1,350	1,335
	NSTAR Electric Co.	3.250%	5/15/2029	300	290
	NSTAR Electric Co.	4.850%	3/1/2030	539	546
	NSTAR Electric Co.	5.400%	6/1/2034	250	256
	NSTAR Electric Co.	5.200%	3/1/2035	613	618
	NSTAR Electric Co.	5.500%	3/15/2040	290	287
	NSTAR Electric Co.	4.950%	9/15/2052	350	310
	OGE Energy Corp.	5.450%	5/15/2029	150	154
	Oglethorpe Power Corp.	5.950%	11/1/2039	100	104
	Oglethorpe Power Corp.	5.375%	11/1/2040	1,130	1,100
	Oglethorpe Power Corp.	5.050%	10/1/2048	350	305
	Oglethorpe Power Corp.	5.250%	9/1/2050	300	266
	Oglethorpe Power Corp.	6.200%	12/1/2053	350	356
	Oglethorpe Power Corp.	5.800%	6/1/2054	400	388
	Oglethorpe Power Corp.	5.900%	2/1/2055	700	683
[5]	Ohio Power Co.	1.625%	1/15/2031	700	608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Power Co.	5.000%	6/1/2033	500	498
	Ohio Power Co.	5.650%	6/1/2034	1,000	1,028
	Ohio Power Co.	4.000%	6/1/2049	500	373
[5]	Ohio Power Co.	2.900%	10/1/2051	700	419
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	300	297
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	500	477
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	600	572
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	300	309
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	225	179
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	250	189
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	202	199
[8]	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	300	300
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	500	500
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	150	148
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	500	504
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	1,250	1,171
[10]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	550	547
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	250	247
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	1,000	1,135
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	575	603
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	195	199
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	470	457
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	500	440
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	200	154
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	250	188
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	400	314
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	565	414
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	200	145
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	1,250	729
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	1,500	1,320
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	253	235
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	400	382
	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	287	284
[10]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	407	407
	ONE Gas Inc.	5.100%	4/1/2029	1,200	1,224
	ONE Gas Inc.	2.000%	5/15/2030	200	182
	ONE Gas Inc.	4.658%	2/1/2044	507	444
	Pacific Gas & Electric Co.	2.100%	8/1/2027	650	630
	Pacific Gas & Electric Co.	5.000%	6/4/2028	80	81
	Pacific Gas & Electric Co.	3.000%	6/15/2028	600	580
	Pacific Gas & Electric Co.	3.750%	7/1/2028	1,700	1,670
	Pacific Gas & Electric Co.	6.100%	1/15/2029	1,617	1,674
	Pacific Gas & Electric Co.	5.550%	5/15/2029	700	716
	Pacific Gas & Electric Co.	4.550%	7/1/2030	3,150	3,107
	Pacific Gas & Electric Co.	2.500%	2/1/2031	2,500	2,242
	Pacific Gas & Electric Co.	3.250%	6/1/2031	500	461
	Pacific Gas & Electric Co.	4.400%	3/1/2032	388	375
	Pacific Gas & Electric Co.	5.900%	6/15/2032	500	517
	Pacific Gas & Electric Co.	5.050%	10/15/2032	400	397
	Pacific Gas & Electric Co.	6.150%	1/15/2033	550	576
	Pacific Gas & Electric Co.	6.400%	6/15/2033	442	469
	Pacific Gas & Electric Co.	6.950%	3/15/2034	675	740
	Pacific Gas & Electric Co.	5.800%	5/15/2034	1,800	1,843
	Pacific Gas & Electric Co.	5.700%	3/1/2035	620	628
	Pacific Gas & Electric Co.	5.200%	5/1/2036	409	399
	Pacific Gas & Electric Co.	4.500%	7/1/2040	2,300	1,965
	Pacific Gas & Electric Co.	3.300%	8/1/2040	800	599
	Pacific Gas & Electric Co.	4.200%	6/1/2041	500	404
	Pacific Gas & Electric Co.	4.750%	2/15/2044	1,500	1,252
	Pacific Gas & Electric Co.	4.300%	3/15/2045	1,075	839
	Pacific Gas & Electric Co.	3.950%	12/1/2047	1,700	1,235
	Pacific Gas & Electric Co.	4.950%	7/1/2050	3,000	2,492
	Pacific Gas & Electric Co.	3.500%	8/1/2050	849	560
	Pacific Gas & Electric Co.	6.700%	4/1/2053	500	518
	Pacific Gas & Electric Co.	5.900%	10/1/2054	1,000	936
	Pacific Gas & Electric Co.	6.150%	3/1/2055	596	577
	Pacific Gas & Electric Co.	6.100%	10/15/2055	250	240
	Pacific Gas & Electric Co.	6.000%	5/1/2056	625	594
	PacifiCorp	5.100%	2/15/2029	1,000	1,013
	PacifiCorp	3.500%	6/15/2029	1,000	962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	2.700%	9/15/2030	341	310
	PacifiCorp	5.300%	2/15/2031	212	215
	PacifiCorp	5.450%	2/15/2034	650	648
	PacifiCorp	6.100%	8/1/2036	525	535
	PacifiCorp	6.250%	10/15/2037	275	284
	PacifiCorp	6.000%	1/15/2039	500	497
	PacifiCorp	4.125%	1/15/2049	525	382
	PacifiCorp	4.150%	2/15/2050	200	146
	PacifiCorp	2.900%	6/15/2052	816	464
	PacifiCorp	5.350%	12/1/2053	250	214
	PacifiCorp	5.500%	5/15/2054	1,000	875
	PacifiCorp	5.800%	1/15/2055	2,765	2,527
	PECO Energy Co.	4.900%	6/15/2033	500	503
	PECO Energy Co.	4.875%	9/15/2035	325	322
	PECO Energy Co.	3.000%	9/15/2049	1,000	646
	PECO Energy Co.	2.800%	6/15/2050	1,000	616
	PECO Energy Co.	3.050%	3/15/2051	500	322
	PECO Energy Co.	2.850%	9/15/2051	500	307
	PECO Energy Co.	4.600%	5/15/2052	500	419
	PECO Energy Co.	5.250%	9/15/2054	200	185
	PECO Energy Co.	5.650%	9/15/2055	825	812
[5]	PG&E Energy Recovery Funding LLC	1.460%	7/15/2031	170	158
[5]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	570	472
[5]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	350	258
[5]	PG&E Recovery Funding LLC	4.838%	6/1/2033	521	526
[5]	PG&E Recovery Funding LLC	5.256%	1/15/2038	1,300	1,334
[5]	PG&E Recovery Funding LLC	5.231%	6/1/2042	600	590
[5]	PG&E Recovery Funding LLC	5.536%	7/15/2047	410	407
[5]	PG&E Recovery Funding LLC	5.529%	6/1/2049	1,200	1,184
[5]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	362	356
[5]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2031	168	167
[5]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2036	250	241
[5]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	375	364
[5]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	300	291
[5]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	1,175	1,025
[5]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	1,025	969
[5]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2051	250	216
[5]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	350	321
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	380	369
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	500	451
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	700	718
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	750	747
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	150	131
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	350	256
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	800	540
	Pinnacle West Capital Corp.	4.900%	5/15/2028	290	292
	Pinnacle West Capital Corp.	5.150%	5/15/2030	250	254
	Potomac Electric Power Co.	5.200%	3/15/2034	200	204
	Potomac Electric Power Co.	6.500%	11/15/2037	400	441
	Potomac Electric Power Co.	4.150%	3/15/2043	550	455
	Potomac Electric Power Co.	5.500%	3/15/2054	200	190
	PPL Capital Funding Inc.	5.250%	9/1/2034	300	302
	PPL Electric Utilities Corp.	5.000%	5/15/2033	550	557
	PPL Electric Utilities Corp.	4.850%	2/15/2034	550	549
	PPL Electric Utilities Corp.	6.250%	5/15/2039	800	865
	PPL Electric Utilities Corp.	4.125%	6/15/2044	450	370
	PPL Electric Utilities Corp.	4.150%	10/1/2045	300	245
	PPL Electric Utilities Corp.	3.950%	6/1/2047	350	273
	PPL Electric Utilities Corp.	4.150%	6/15/2048	300	239
	PPL Electric Utilities Corp.	5.250%	5/15/2053	500	465
	PPL Electric Utilities Corp.	5.550%	8/15/2055	308	299
	Progress Energy Inc.	7.750%	3/1/2031	510	575
	Progress Energy Inc.	7.000%	10/30/2031	200	220
	Progress Energy Inc.	6.000%	12/1/2039	480	497
	Public Service Co. of Colorado	3.700%	6/15/2028	300	296
	Public Service Co. of Colorado	4.150%	3/13/2029	368	367
[5]	Public Service Co. of Colorado	1.900%	1/15/2031	300	265
	Public Service Co. of Colorado	1.875%	6/15/2031	450	393
[5]	Public Service Co. of Colorado	4.100%	6/1/2032	300	292
	Public Service Co. of Colorado	5.350%	5/15/2034	1,400	1,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of Colorado	5.150%	9/15/2035	925	922
[5]	Public Service Co. of Colorado	6.250%	9/1/2037	300	320
	Public Service Co. of Colorado	3.600%	9/15/2042	225	174
	Public Service Co. of Colorado	4.300%	3/15/2044	700	579
	Public Service Co. of Colorado	4.100%	6/15/2048	300	234
[5]	Public Service Co. of Colorado	3.200%	3/1/2050	1,300	862
[5]	Public Service Co. of Colorado	4.500%	6/1/2052	400	326
	Public Service Co. of Colorado	5.250%	4/1/2053	675	611
	Public Service Co. of Colorado	5.750%	5/15/2054	250	243
	Public Service Co. of Colorado	5.850%	5/15/2055	1,800	1,784
	Public Service Co. of New Hampshire	5.350%	10/1/2033	250	258
	Public Service Co. of New Hampshire	3.600%	7/1/2049	250	181
	Public Service Co. of New Hampshire	5.150%	1/15/2053	500	456
	Public Service Co. of Oklahoma	5.250%	1/15/2033	500	507
	Public Service Co. of Oklahoma	5.200%	1/15/2035	400	398
	Public Service Co. of Oklahoma	5.450%	1/15/2036	550	554
[5]	Public Service Electric & Gas Co.	3.000%	5/15/2027	250	247
[5]	Public Service Electric & Gas Co.	2.450%	1/15/2030	200	186
[5]	Public Service Electric & Gas Co.	4.200%	1/1/2031	600	593
[5]	Public Service Electric & Gas Co.	3.100%	3/15/2032	500	461
[5]	Public Service Electric & Gas Co.	4.900%	12/15/2032	300	304
[5]	Public Service Electric & Gas Co.	4.650%	3/15/2033	500	495
[5]	Public Service Electric & Gas Co.	5.200%	3/1/2034	500	508
	Public Service Electric & Gas Co.	4.850%	8/1/2034	650	645
[5]	Public Service Electric & Gas Co.	5.050%	3/1/2035	287	289
	Public Service Electric & Gas Co.	4.900%	8/15/2035	652	647
[5]	Public Service Electric & Gas Co.	3.950%	5/1/2042	525	433
[5]	Public Service Electric & Gas Co.	3.800%	3/1/2046	1,000	772
[5]	Public Service Electric & Gas Co.	3.600%	12/1/2047	275	203
[5]	Public Service Electric & Gas Co.	3.850%	5/1/2049	350	265
[5]	Public Service Electric & Gas Co.	3.150%	1/1/2050	750	499
[5]	Public Service Electric & Gas Co.	2.700%	5/1/2050	850	524
[5]	Public Service Electric & Gas Co.	2.050%	8/1/2050	500	265
[5]	Public Service Electric & Gas Co.	3.000%	3/1/2051	500	321
[5]	Public Service Electric & Gas Co.	5.125%	3/15/2053	250	228
[5]	Public Service Electric & Gas Co.	5.450%	3/1/2054	700	671
	Public Service Electric & Gas Co.	5.300%	8/1/2054	1,300	1,214
[5]	Public Service Electric & Gas Co.	5.500%	3/1/2055	258	249
[5]	Public Service Electric & Gas Co.	5.625%	1/1/2056	664	654
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	300	307
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	500	516
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	3,000	3,058
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	750	660
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	250	254
	Puget Energy Inc.	2.379%	6/15/2028	85	81
	Puget Energy Inc.	4.100%	6/15/2030	400	388
	Puget Energy Inc.	4.224%	3/15/2032	400	382
	Puget Energy Inc.	5.725%	3/15/2035	547	551
	Puget Sound Energy Inc.	5.330%	6/15/2034	300	305
	Puget Sound Energy Inc.	6.274%	3/15/2037	450	483
	Puget Sound Energy Inc.	5.757%	10/1/2039	495	502
	Puget Sound Energy Inc.	4.300%	5/20/2045	1,050	845
	Puget Sound Energy Inc.	4.223%	6/15/2048	500	400
	Puget Sound Energy Inc.	5.685%	6/15/2054	300	294
	Puget Sound Energy Inc.	5.598%	9/15/2055	286	277
	San Diego Gas & Electric Co.	4.950%	8/15/2028	500	508
[5]	San Diego Gas & Electric Co.	1.700%	10/1/2030	500	443
[5]	San Diego Gas & Electric Co.	3.000%	3/15/2032	500	455
	San Diego Gas & Electric Co.	5.400%	4/15/2035	293	298
[5]	San Diego Gas & Electric Co.	5.200%	3/15/2036	400	399
	San Diego Gas & Electric Co.	6.000%	6/1/2039	250	260
	San Diego Gas & Electric Co.	4.500%	8/15/2040	505	454
[5]	San Diego Gas & Electric Co.	3.750%	6/1/2047	325	241
	San Diego Gas & Electric Co.	4.150%	5/15/2048	325	254
[5]	San Diego Gas & Electric Co.	3.320%	4/15/2050	800	536
	San Diego Gas & Electric Co.	3.700%	3/15/2052	500	356
	San Diego Gas & Electric Co.	5.350%	4/1/2053	250	231
	San Diego Gas & Electric Co.	5.550%	4/15/2054	1,000	951
[5]	San Diego Gas & Electric Co.	5.950%	3/15/2056	400	401
[5]	SCE Recovery Funding LLC	4.697%	6/15/2040	286	278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	SCE Recovery Funding LLC	2.943%	11/15/2042	225	184
	SCE Recovery Funding LLC	5.341%	3/15/2045	1,760	1,748
[5]	SCE Recovery Funding LLC	3.240%	11/15/2046	150	109
[5]	SCE Recovery Funding LLC	5.112%	12/15/2047	275	257
	Sempra	3.250%	6/15/2027	1,575	1,553
	Sempra	3.400%	2/1/2028	1,650	1,619
	Sempra	3.700%	4/1/2029	500	489
	Sempra	5.250%	3/15/2036	500	493
	Sempra	3.800%	2/1/2038	900	760
	Sempra	6.000%	10/15/2039	639	651
	Sempra	4.000%	2/1/2048	400	297
	Sempra	4.125%	4/1/2052	950	923
	Sempra	6.400%	10/1/2054	575	572
	Sempra	6.875%	10/1/2054	1,000	1,009
	Sempra	6.550%	4/1/2055	375	372
	Sempra	6.375%	4/1/2056	274	275
	Sierra Pacific Power Co.	5.900%	3/15/2054	500	494
	Sierra Pacific Power Co.	6.200%	12/15/2055	365	355
	Sierra Pacific Power Co.	6.375%	9/15/2056	650	642
	Southern California Edison Co.	5.850%	11/1/2027	500	509
[5]	Southern California Edison Co.	3.650%	3/1/2028	1,407	1,383
	Southern California Edison Co.	5.300%	3/1/2028	525	532
	Southern California Edison Co.	5.650%	10/1/2028	500	512
[5]	Southern California Edison Co.	4.200%	3/1/2029	200	198
	Southern California Edison Co.	6.650%	4/1/2029	850	887
	Southern California Edison Co.	5.150%	6/1/2029	1,325	1,343
	Southern California Edison Co.	2.850%	8/1/2029	825	778
	Southern California Edison Co.	2.250%	6/1/2030	300	272
[5]	Southern California Edison Co.	2.500%	6/1/2031	500	446
	Southern California Edison Co.	2.750%	2/1/2032	330	294
	Southern California Edison Co.	5.950%	11/1/2032	600	629
	Southern California Edison Co.	4.800%	3/15/2033	500	491
	Southern California Edison Co.	5.200%	6/1/2034	800	795
	Southern California Edison Co.	5.450%	3/1/2035	500	503
[5]	Southern California Edison Co.	5.750%	4/1/2035	1,008	1,026
[5]	Southern California Edison Co.	5.350%	7/15/2035	1,135	1,121
	Southern California Edison Co.	5.625%	2/1/2036	500	500
[5]	Southern California Edison Co.	5.550%	1/15/2037	200	199
[5]	Southern California Edison Co.	5.950%	2/1/2038	200	203
	Southern California Edison Co.	5.500%	3/15/2040	400	385
	Southern California Edison Co.	4.500%	9/1/2040	505	433
	Southern California Edison Co.	4.050%	3/15/2042	1,945	1,524
[5]	Southern California Edison Co.	3.600%	2/1/2045	150	106
	Southern California Edison Co.	4.000%	4/1/2047	1,420	1,056
[5]	Southern California Edison Co.	4.125%	3/1/2048	470	354
[5]	Southern California Edison Co.	4.875%	3/1/2049	400	333
[5]	Southern California Edison Co.	2.950%	2/1/2051	500	301
[5]	Southern California Edison Co.	3.650%	6/1/2051	500	342
	Southern California Edison Co.	3.450%	2/1/2052	500	328
[5]	Southern California Edison Co.	5.450%	6/1/2052	500	441
	Southern California Edison Co.	5.700%	3/1/2053	1,000	922
	Southern California Edison Co.	5.875%	12/1/2053	850	806
	Southern California Edison Co.	5.750%	4/15/2054	450	418
	Southern California Gas Co.	2.950%	4/15/2027	600	592
[5]	Southern California Gas Co.	2.550%	2/1/2030	450	421
	Southern California Gas Co.	5.050%	9/1/2034	400	402
	Southern California Gas Co.	5.450%	6/15/2035	200	205
	Southern California Gas Co.	3.750%	9/15/2042	330	257
[5]	Southern California Gas Co.	4.125%	6/1/2048	325	251
[5]	Southern California Gas Co.	4.300%	1/15/2049	200	158
[5]	Southern California Gas Co.	3.950%	2/15/2050	250	186
	Southern California Gas Co.	6.350%	11/15/2052	1,550	1,636
	Southern California Gas Co.	5.750%	6/1/2053	700	682
	Southern California Gas Co.	5.600%	4/1/2054	250	238
	Southern California Gas Co.	6.000%	6/15/2055	325	326
	Southern Co.	5.113%	8/1/2027	650	656
	Southern Co.	4.850%	6/15/2028	1,500	1,514
	Southern Co.	5.500%	3/15/2029	1,550	1,598
	Southern Co.	5.700%	10/15/2032	500	523
	Southern Co.	5.200%	6/15/2033	1,200	1,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co.	4.850%	3/15/2035	1,500	1,460
	Southern Co.	4.250%	7/1/2036	575	529
	Southern Co.	4.400%	7/1/2046	885	730
[5]	Southern Co.	6.375%	3/15/2055	1,519	1,559
	Southern Co.	6.000%	4/1/2058	350	352
[5]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	119	118
[5]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	1,000	878
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	531	539
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	750	780
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	300	296
[5]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	214	211
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	125	127
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	525	441
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	225	171
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	500	409
[5]	Southern Power Co.	4.250%	10/1/2030	167	165
[5]	Southern Power Co.	4.900%	10/1/2035	196	190
	Southern Power Co.	5.150%	9/15/2041	391	368
	Southern Power Co.	5.250%	7/15/2043	500	467
[5]	Southern Power Co.	4.950%	12/15/2046	300	262
	Southwest Gas Corp.	5.800%	12/1/2027	500	511
	Southwest Gas Corp.	3.700%	4/1/2028	450	444
	Southwest Gas Corp.	2.200%	6/15/2030	625	569
	Southwest Gas Corp.	4.050%	3/15/2032	450	430
	Southwest Gas Corp.	3.800%	9/29/2046	250	187
	Southwest Gas Corp.	4.150%	6/1/2049	200	154
[5]	Southwestern Electric Power Co.	4.100%	9/15/2028	550	547
	Southwestern Electric Power Co.	5.300%	4/1/2033	1,000	1,015
	Southwestern Electric Power Co.	5.200%	4/1/2036	625	615
	Southwestern Electric Power Co.	6.200%	3/15/2040	300	312
[5]	Southwestern Electric Power Co.	3.900%	4/1/2045	1,000	751
[5]	Southwestern Electric Power Co.	3.850%	2/1/2048	375	273
	Southwestern Electric Power Co.	3.250%	11/1/2051	500	321
	Southwestern Electric Power Co.	5.900%	4/1/2056	400	389
	Southwestern Public Service Co.	5.300%	5/15/2035	675	678
	Southwestern Public Service Co.	4.500%	8/15/2041	345	300
	Southwestern Public Service Co.	3.400%	8/15/2046	450	316
[5]	Southwestern Public Service Co.	4.400%	11/15/2048	500	404
	Southwestern Public Service Co.	3.750%	6/15/2049	259	187
[5]	Southwestern Public Service Co.	3.150%	5/1/2050	550	355
	Southwestern Public Service Co.	6.000%	6/1/2054	600	604
	Spire Inc.	4.600%	9/1/2031	400	395
	Spire Inc.	6.250%	6/1/2056	388	383
	Spire Inc.	6.450%	6/1/2056	250	249
	Spire Missouri Inc.	4.800%	2/15/2033	500	499
[5]	Spire Missouri Inc.	5.150%	8/15/2034	200	202
	System Energy Resources Inc.	5.300%	12/15/2034	350	349
	Tampa Electric Co.	4.900%	3/1/2029	500	507
	Tampa Electric Co.	2.400%	3/15/2031	500	452
	Tampa Electric Co.	5.150%	3/1/2035	248	249
	Tampa Electric Co.	4.350%	5/15/2044	150	125
	Tampa Electric Co.	4.300%	6/15/2048	300	243
	Tampa Electric Co.	3.625%	6/15/2050	250	179
	Tampa Electric Co.	5.000%	7/15/2052	500	445
	Toledo Edison Co.	6.150%	5/15/2037	250	269
	Tucson Electric Power Co.	3.250%	5/15/2032	300	275
	Tucson Electric Power Co.	5.200%	9/15/2034	250	252
	Tucson Electric Power Co.	4.850%	12/1/2048	490	424
	Tucson Electric Power Co.	4.000%	6/15/2050	350	264
	Tucson Electric Power Co.	5.500%	4/15/2053	500	469
	Tucson Electric Power Co.	5.900%	4/15/2055	519	516
	Union Electric Co.	2.950%	6/15/2027	300	296
	Union Electric Co.	3.500%	3/15/2029	350	342
	Union Electric Co.	2.950%	3/15/2030	800	758
	Union Electric Co.	2.150%	3/15/2032	500	436
	Union Electric Co.	5.200%	4/1/2034	900	915
	Union Electric Co.	5.250%	4/15/2035	715	724
	Union Electric Co.	4.800%	3/15/2036	305	298
	Union Electric Co.	3.650%	4/15/2045	575	436
	Union Electric Co.	4.000%	4/1/2048	75	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	3.250%	10/1/2049	100	67
	Union Electric Co.	2.625%	3/15/2051	800	471
	Union Electric Co.	3.900%	4/1/2052	500	374
	Union Electric Co.	5.450%	3/15/2053	500	473
	Union Electric Co.	5.250%	1/15/2054	250	230
	Union Electric Co.	5.125%	3/15/2055	450	408
	Union Electric Co.	5.550%	3/15/2056	446	430
[5]	Virginia Electric & Power Co.	3.800%	4/1/2028	525	520
	Virginia Electric & Power Co.	2.300%	11/15/2031	500	443
	Virginia Electric & Power Co.	2.400%	3/30/2032	550	485
	Virginia Electric & Power Co.	5.000%	4/1/2033	275	277
	Virginia Electric & Power Co.	5.300%	8/15/2033	500	511
	Virginia Electric & Power Co.	5.000%	1/15/2034	250	250
	Virginia Electric & Power Co.	5.050%	8/15/2034	100	100
	Virginia Electric & Power Co.	5.150%	3/15/2035	1,075	1,073
[5]	Virginia Electric & Power Co.	4.900%	9/15/2035	1,029	1,007
[5]	Virginia Electric & Power Co.	6.000%	1/15/2036	375	395
	Virginia Electric & Power Co.	4.950%	3/15/2036	750	731
[5]	Virginia Electric & Power Co.	6.000%	5/15/2037	500	526
	Virginia Electric & Power Co.	6.350%	11/30/2037	575	619
[5]	Virginia Electric & Power Co.	4.650%	8/15/2043	500	434
	Virginia Electric & Power Co.	4.450%	2/15/2044	511	429
[5]	Virginia Electric & Power Co.	4.200%	5/15/2045	652	524
[5]	Virginia Electric & Power Co.	4.000%	11/15/2046	500	383
[5]	Virginia Electric & Power Co.	3.800%	9/15/2047	425	317
	Virginia Electric & Power Co.	4.600%	12/1/2048	550	457
	Virginia Electric & Power Co.	3.300%	12/1/2049	400	267
	Virginia Electric & Power Co.	2.450%	12/15/2050	2,000	1,117
	Virginia Electric & Power Co.	2.950%	11/15/2051	1,000	615
[5]	Virginia Electric & Power Co.	4.625%	5/15/2052	500	411
	Virginia Electric & Power Co.	5.450%	4/1/2053	525	492
	Virginia Electric & Power Co.	5.700%	8/15/2053	500	484
	Virginia Electric & Power Co.	5.550%	8/15/2054	350	331
	Virginia Electric & Power Co.	5.650%	3/15/2055	875	841
[5]	Virginia Electric & Power Co.	5.600%	9/15/2055	691	658
	Virginia Electric & Power Co.	5.700%	3/15/2056	750	724
[5]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2027	72	72
[5]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2031	650	657
[5]	Washington Gas Light Co.	3.796%	9/15/2046	350	267
[5]	Washington Gas Light Co.	3.650%	9/15/2049	500	356
	WEC Energy Group Inc.	5.150%	10/1/2027	500	506
	WEC Energy Group Inc.	1.375%	10/15/2027	500	478
	WEC Energy Group Inc.	4.750%	1/15/2028	900	907
	WEC Energy Group Inc.	5.625%	5/15/2056	225	221
	Wisconsin Electric Power Co.	3.950%	3/1/2029	225	223
	Wisconsin Electric Power Co.	5.000%	5/15/2029	500	509
	Wisconsin Electric Power Co.	4.150%	10/15/2030	335	331
	Wisconsin Electric Power Co.	4.750%	9/30/2032	431	434
	Wisconsin Electric Power Co.	4.600%	10/1/2034	250	246
	Wisconsin Electric Power Co.	4.300%	10/15/2048	250	204
	Wisconsin Electric Power Co.	5.050%	10/1/2054	500	449
	Wisconsin Electric Power Co.	5.650%	3/15/2056	175	172
	Wisconsin Power & Light Co.	4.950%	4/1/2033	500	501
	Wisconsin Power & Light Co.	5.375%	3/30/2034	300	305
	Wisconsin Power & Light Co.	6.375%	8/15/2037	300	325
	Wisconsin Power & Light Co.	3.650%	4/1/2050	250	177
	Wisconsin Power & Light Co.	5.700%	12/15/2055	140	136
	Wisconsin Public Service Corp.	4.550%	12/1/2029	500	502
	Wisconsin Public Service Corp.	4.250%	1/15/2031	170	168
	Wisconsin Public Service Corp.	2.850%	12/1/2051	500	306
	Xcel Energy Inc.	4.750%	3/21/2028	300	302
	Xcel Energy Inc.	4.000%	6/15/2028	1,000	993
	Xcel Energy Inc.	2.600%	12/1/2029	240	224
	Xcel Energy Inc.	3.400%	6/1/2030	450	430
	Xcel Energy Inc.	2.350%	11/15/2031	500	440
	Xcel Energy Inc.	5.500%	3/15/2034	675	686
	Xcel Energy Inc.	5.600%	4/15/2035	455	462
	Xcel Energy Inc.	6.500%	7/1/2036	610	657
	Xcel Energy Inc.	3.500%	12/1/2049	400	280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	5.750%	12/3/2056	433	422
					601,492
Total Corporate Bonds (Cost $6,306,122)					5,896,249
Sovereign Bonds (1.4%)
[5]	African Development Bank	4.375%	11/3/2027	250	252
	African Development Bank	4.375%	3/14/2028	4,500	4,544
	African Development Bank	3.875%	6/12/2028	1,449	1,450
	African Development Bank	3.500%	9/18/2029	1,750	1,727
	African Development Bank	4.000%	3/18/2030	2,050	2,055
	African Development Bank	3.625%	3/3/2031	560	551
	African Development Bank	4.500%	6/12/2035	379	383
	African Development Bank	4.125%	1/22/2036	336	329
[5]	African Development Bank	5.750%	Perpetual	300	292
[5]	Asian Development Bank	2.500%	11/2/2027	2,985	2,925
[5]	Asian Development Bank	4.375%	1/14/2028	2,005	2,024
[5]	Asian Development Bank	2.750%	1/19/2028	1,000	982
[5]	Asian Development Bank	3.750%	4/25/2028	2,425	2,422
[5]	Asian Development Bank	1.250%	6/9/2028	500	473
[5]	Asian Development Bank	4.500%	8/25/2028	2,900	2,945
[5]	Asian Development Bank	3.125%	9/26/2028	1,600	1,573
[5]	Asian Development Bank	4.375%	3/6/2029	2,350	2,384
[5]	Asian Development Bank	3.625%	8/28/2029	2,655	2,634
[5]	Asian Development Bank	1.750%	9/19/2029	200	186
[5]	Asian Development Bank	1.875%	1/24/2030	1,000	929
[5]	Asian Development Bank	4.125%	5/30/2030	3,319	3,346
[5]	Asian Development Bank	3.750%	8/28/2030	3,215	3,191
[5]	Asian Development Bank	0.750%	10/8/2030	1,500	1,303
[5]	Asian Development Bank	1.500%	3/4/2031	3,000	2,671
	Asian Development Bank	3.125%	4/27/2032	2,500	2,371
[5]	Asian Development Bank	3.875%	9/28/2032	900	887
[5]	Asian Development Bank	4.000%	1/12/2033	1,880	1,863
[5]	Asian Development Bank	3.875%	6/14/2033	1,675	1,643
[5]	Asian Development Bank	4.125%	1/12/2034	2,000	1,986
	Asian Development Bank	4.375%	3/22/2035	4,535	4,563
[5]	Asian Development Bank	4.250%	1/14/2036	3,445	3,422
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	2,125	2,131
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	3,482	3,466
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	1,500	1,511
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	1,457	1,487
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	625	625
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	624	633
	Asian Infrastructure Investment Bank	4.125%	1/14/2036	665	654
	Canadian Government Bond	3.750%	4/26/2028	2,500	2,497
	Canadian Government Bond	4.625%	4/30/2029	1,705	1,743
	Canadian Government Bond	4.000%	3/18/2030	2,375	2,385
	Corp. Andina de Fomento	6.000%	4/26/2027	900	918
	Corp. Andina de Fomento	4.125%	1/7/2028	450	451
	Corp. Andina de Fomento	4.125%	6/30/2028	546	546
	Corp. Andina de Fomento	5.000%	1/24/2029	500	512
	Corp. Andina de Fomento	5.000%	1/22/2030	1,429	1,467
	Corp. Andina de Fomento	4.625%	1/15/2036	3,542	3,502
	Council of Europe Development Bank	4.625%	6/11/2027	529	534
	Council of Europe Development Bank	3.625%	1/26/2028	1,320	1,315
[5]	Council of Europe Development Bank	3.625%	5/8/2028	435	433
	Council of Europe Development Bank	4.125%	1/24/2029	400	403
	Council of Europe Development Bank	4.500%	1/15/2030	1,700	1,733
	Council of Europe Development Bank	3.750%	1/14/2031	853	845
	Equinor ASA	3.000%	4/6/2027	941	931
	Equinor ASA	4.250%	6/2/2028	487	488
	Equinor ASA	3.625%	9/10/2028	1,200	1,189
	Equinor ASA	3.125%	4/6/2030	500	478
	Equinor ASA	2.375%	5/22/2030	1,500	1,389
	Equinor ASA	4.500%	9/3/2030	365	367
	Equinor ASA	4.750%	11/14/2035	871	858
	Equinor ASA	5.100%	8/17/2040	2,100	2,051
	Equinor ASA	4.250%	11/23/2041	325	282
	Equinor ASA	3.950%	5/15/2043	175	143
	Equinor ASA	4.800%	11/8/2043	1,015	930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	3.250%	11/18/2049	750	516
	Equinor ASA	3.700%	4/6/2050	2,360	1,763
[5]	European Bank for Reconstruction & Development	4.375%	3/9/2028	3,650	3,686
	European Bank for Reconstruction & Development	4.125%	1/25/2029	200	201
[5]	European Bank for Reconstruction & Development	4.250%	3/13/2034	850	849
	European Investment Bank	2.375%	5/24/2027	5,166	5,081
	European Investment Bank	0.625%	10/21/2027	500	476
	European Investment Bank	3.250%	11/15/2027	2,500	2,478
	European Investment Bank	3.875%	3/15/2028	4,300	4,305
	European Investment Bank	3.875%	6/15/2028	3,550	3,554
	European Investment Bank	4.500%	10/16/2028	2,775	2,820
	European Investment Bank	4.000%	2/15/2029	2,300	2,310
	European Investment Bank	4.750%	6/15/2029	5,000	5,134
	European Investment Bank	1.625%	10/9/2029	350	324
	European Investment Bank	3.750%	11/15/2029	4,200	4,182
	European Investment Bank	4.500%	3/14/2030	5,618	5,742
	European Investment Bank	0.875%	5/17/2030	400	354
	European Investment Bank	3.625%	7/15/2030	3,775	3,731
	European Investment Bank	0.750%	9/23/2030	1,200	1,045
	European Investment Bank	3.875%	10/15/2030	2,485	2,478
	European Investment Bank	1.250%	2/14/2031	3,000	2,643
	European Investment Bank	3.750%	3/13/2031	5,471	5,419
	European Investment Bank	4.250%	8/16/2032	8,470	8,536
	European Investment Bank	3.750%	2/14/2033	2,100	2,050
	European Investment Bank	4.125%	2/13/2034	3,600	3,577
	European Investment Bank	4.625%	2/12/2035	4,385	4,494
	European Investment Bank	4.250%	2/8/2036	3,502	3,477
	European Investment Bank	4.875%	2/15/2036	1,300	1,354
[11]	Export Development Canada	3.000%	5/25/2027	1,700	1,683
[11]	Export Development Canada	3.750%	9/7/2027	2,095	2,092
[11]	Export Development Canada	3.875%	2/14/2028	1,900	1,900
[11]	Export Development Canada	4.125%	2/13/2029	2,750	2,770
[11]	Export Development Canada	4.000%	6/20/2030	1,500	1,503
[11]	Export Development Canada	4.750%	6/5/2034	740	764
	Export-Import Bank of Korea	2.375%	4/21/2027	1,020	1,002
	Export-Import Bank of Korea	4.000%	9/11/2027	450	450
	Export-Import Bank of Korea	4.250%	9/15/2027	650	652
	Export-Import Bank of Korea	4.125%	10/17/2027	500	501
	Export-Import Bank of Korea	5.000%	1/11/2028	500	508
	Export-Import Bank of Korea	4.625%	1/14/2028	750	757
	Export-Import Bank of Korea	4.500%	1/11/2029	200	202
	Export-Import Bank of Korea	3.750%	1/13/2029	333	331
	Export-Import Bank of Korea	4.000%	9/11/2029	600	599
	Export-Import Bank of Korea	4.875%	1/14/2030	1,000	1,025
	Export-Import Bank of Korea	1.250%	9/21/2030	1,600	1,411
	Export-Import Bank of Korea	3.750%	9/22/2030	840	826
	Export-Import Bank of Korea	3.875%	1/13/2031	420	415
	Export-Import Bank of Korea	1.375%	2/9/2031	500	438
	Export-Import Bank of Korea	2.125%	1/18/2032	650	578
	Export-Import Bank of Korea	4.500%	9/15/2032	500	505
	Export-Import Bank of Korea	5.125%	1/11/2033	730	758
	Export-Import Bank of Korea	5.125%	9/18/2033	600	624
	Export-Import Bank of Korea	5.250%	1/14/2035	1,000	1,047
	Export-Import Bank of Korea	4.375%	1/13/2036	450	439
	Export-Import Bank of Korea	2.500%	6/29/2041	875	642
[5]	Hong Kong Government International Bond	1.750%	11/24/2031	625	555
	Inter-American Development Bank	2.375%	7/7/2027	800	786
	Inter-American Development Bank	0.625%	9/16/2027	3,700	3,532
	Inter-American Development Bank	4.000%	1/12/2028	4,550	4,563
	Inter-American Development Bank	1.125%	7/20/2028	2,000	1,882
	Inter-American Development Bank	3.125%	9/18/2028	2,200	2,164
	Inter-American Development Bank	4.125%	2/15/2029	2,100	2,115
	Inter-American Development Bank	2.250%	6/18/2029	1,000	951
	Inter-American Development Bank	4.500%	2/15/2030	3,284	3,354
	Inter-American Development Bank	3.750%	6/14/2030	3,373	3,351
[5]	Inter-American Development Bank	1.125%	1/13/2031	3,500	3,070
[5]	Inter-American Development Bank	3.625%	9/17/2031	2,625	2,573
[5]	Inter-American Development Bank	3.500%	4/12/2033	1,925	1,846
[5]	Inter-American Development Bank	4.500%	9/13/2033	2,300	2,343
	Inter-American Development Bank	4.375%	7/17/2034	1,722	1,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Inter-American Development Bank	4.375%	7/16/2035	2,643	2,652
	Inter-American Development Bank	4.125%	1/23/2036	3,407	3,341
	Inter-American Development Bank	3.200%	8/7/2042	550	444
	Inter-American Development Bank	4.375%	1/24/2044	450	418
	Inter-American Investment Corp.	4.125%	2/15/2028	1,050	1,054
	Inter-American Investment Corp.	4.750%	9/19/2028	475	484
	Inter-American Investment Corp.	3.625%	11/20/2028	728	723
	Inter-American Investment Corp.	4.250%	2/14/2029	775	782
	Inter-American Investment Corp.	4.250%	4/1/2030	1,363	1,374
	International Bank for Reconstruction & Development	3.125%	6/15/2027	6,250	6,196
	International Bank for Reconstruction & Development	0.750%	11/24/2027	2,500	2,378
	International Bank for Reconstruction & Development	3.625%	5/5/2028	3,752	3,737
	International Bank for Reconstruction & Development	3.500%	7/12/2028	4,250	4,219
	International Bank for Reconstruction & Development	4.625%	8/1/2028	3,525	3,587
	International Bank for Reconstruction & Development	1.125%	9/13/2028	4,625	4,335
	International Bank for Reconstruction & Development	3.625%	9/21/2029	500	496
	International Bank for Reconstruction & Development	3.875%	10/16/2029	2,295	2,295
[5]	International Bank for Reconstruction & Development	1.750%	10/23/2029	1,500	1,394
	International Bank for Reconstruction & Development	3.875%	2/14/2030	5,475	5,471
	International Bank for Reconstruction & Development	4.125%	3/20/2030	7,325	7,383
	International Bank for Reconstruction & Development	0.875%	5/14/2030	1,000	885
	International Bank for Reconstruction & Development	4.000%	7/25/2030	2,925	2,932
	International Bank for Reconstruction & Development	0.750%	8/26/2030	4,250	3,706
	International Bank for Reconstruction & Development	3.500%	10/28/2030	6,641	6,518
	International Bank for Reconstruction & Development	4.000%	1/10/2031	2,000	2,004
	International Bank for Reconstruction & Development	1.250%	2/10/2031	6,000	5,287
	International Bank for Reconstruction & Development	1.625%	11/3/2031	8,500	7,483
[5]	International Bank for Reconstruction & Development	4.625%	1/15/2032	4,600	4,736
	International Bank for Reconstruction & Development	2.500%	3/29/2032	3,000	2,752
	International Bank for Reconstruction & Development	4.000%	5/6/2032	4,602	4,585
	International Bank for Reconstruction & Development	4.750%	11/14/2033	1,500	1,552
	International Bank for Reconstruction & Development	3.875%	8/28/2034	2,500	2,432
[5]	International Bank for Reconstruction & Development	4.750%	2/15/2035	450	464
	International Bank for Reconstruction & Development	4.375%	8/27/2035	6,165	6,189
[5]	International Finance Corp.	4.500%	1/21/2028	989	1,000
[5]	International Finance Corp.	4.500%	7/13/2028	850	862
[5]	International Finance Corp.	3.500%	1/22/2029	1,432	1,419
[5]	International Finance Corp.	4.250%	7/2/2029	3,000	3,034
[5]	International Finance Corp.	3.875%	7/2/2030	2,090	2,085
	International Finance Corp.	0.750%	8/27/2030	800	697
[12]	Japan Bank for International Cooperation	2.875%	6/1/2027	1,500	1,480
[12]	Japan Bank for International Cooperation	2.875%	7/21/2027	500	493
[12]	Japan Bank for International Cooperation	4.625%	7/22/2027	1,276	1,285
[12]	Japan Bank for International Cooperation	2.750%	11/16/2027	2,200	2,157
[12]	Japan Bank for International Cooperation	3.875%	7/3/2028	2,040	2,034
[12]	Japan Bank for International Cooperation	4.625%	7/19/2028	575	583
[12]	Japan Bank for International Cooperation	3.250%	7/20/2028	1,300	1,279
[12]	Japan Bank for International Cooperation	4.875%	10/18/2028	200	204
[12]	Japan Bank for International Cooperation	3.500%	10/31/2028	1,500	1,481
[12]	Japan Bank for International Cooperation	2.125%	2/16/2029	1,930	1,831
[12]	Japan Bank for International Cooperation	2.000%	10/17/2029	300	279
[12]	Japan Bank for International Cooperation	1.250%	1/21/2031	1,000	875
[12]	Japan Bank for International Cooperation	3.875%	1/23/2031	200	198
[12]	Japan Bank for International Cooperation	4.375%	1/24/2031	300	303
[12]	Japan Bank for International Cooperation	1.875%	4/15/2031	500	448
[12]	Japan Bank for International Cooperation	4.625%	4/17/2034	1,000	1,009
[5,12]	Japan Bank for International Cooperation	4.375%	1/23/2036	1,316	1,292
[12]	Japan International Cooperation Agency	2.750%	4/27/2027	700	690
[12]	Japan International Cooperation Agency	3.250%	5/25/2027	3,000	2,972
[12]	Japan International Cooperation Agency	4.000%	5/23/2028	600	599
[12]	Japan International Cooperation Agency	3.375%	6/12/2028	550	542
[12]	Japan International Cooperation Agency	4.750%	5/21/2029	406	414
[12]	Japan International Cooperation Agency	1.000%	7/22/2030	200	175
[12]	Japan International Cooperation Agency	1.750%	4/28/2031	500	443
[13]	KFW	3.000%	5/20/2027	585	580
[13]	KFW	4.000%	6/28/2027	5,630	5,641
[13]	KFW	3.500%	8/27/2027	1,000	995
[13]	KFW	3.750%	2/15/2028	3,825	3,820
[13]	KFW	2.875%	4/3/2028	2,300	2,259
[13]	KFW	3.875%	6/15/2028	3,525	3,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	KFW	3.500%	8/9/2028	2,913	2,892
[13]	KFW	4.000%	3/15/2029	6,200	6,228
[13]	KFW	3.500%	5/15/2029	6,038	5,979
[13]	KFW	1.750%	9/14/2029	900	839
[13]	KFW	4.625%	3/18/2030	390	400
[13]	KFW	3.750%	7/15/2030	2,295	2,279
[13]	KFW	0.750%	9/30/2030	2,000	1,740
[13]	KFW	4.750%	10/29/2030	1,275	1,318
[13]	KFW	3.750%	3/14/2031	6,931	6,867
[13]	KFW	4.125%	7/15/2033	3,200	3,189
[13]	KFW	4.375%	2/28/2034	1,275	1,287
[13]	KFW	0.000%	4/18/2036	600	388
[13]	KFW	0.000%	6/29/2037	1,700	1,034
	Korea Development Bank	1.375%	4/25/2027	500	486
	Korea Development Bank	4.125%	10/16/2027	450	450
	Korea Development Bank	4.625%	2/3/2028	800	808
	Korea Development Bank	4.375%	2/15/2028	2,150	2,162
	Korea Development Bank	5.375%	10/23/2028	500	516
	Korea Development Bank	4.500%	2/15/2029	1,000	1,013
	Korea Development Bank	4.875%	2/3/2030	800	820
	Korea Development Bank	3.750%	9/16/2030	370	364
	Korea Development Bank	1.625%	1/19/2031	1,000	890
	Korea Development Bank	2.000%	10/25/2031	500	446
	Korea Development Bank	4.375%	2/15/2033	1,600	1,591
	Korea Development Bank	5.625%	10/23/2033	500	536
[5,13]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	1,595	1,561
[5,13]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	1,250	1,251
[13]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	1,090	1,113
[13]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	654	659
[13]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	1,000	876
[13]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	1,932	1,905
[5,13]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	800	839
	Nordic Investment Bank	4.375%	3/14/2028	2,900	2,928
	Nordic Investment Bank	3.750%	8/28/2028	540	539
	Nordic Investment Bank	4.250%	2/28/2029	1,075	1,086
	Nordic Investment Bank	3.750%	5/9/2030	624	619
	Nordic Investment Bank	3.750%	1/23/2031	1,155	1,144
[14]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	1,568	1,583
[14]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	2,000	1,992
[14]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	1,800	1,812
[14]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	288	289
[5,14]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	600	604
[14]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	850	845
[14]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	1,133	1,154
[14]	Oesterreichische Kontrollbank AG	3.750%	1/15/2031	1,135	1,124
[5]	Oriental Republic of Uruguay	4.375%	10/27/2027	650	652
[5]	Oriental Republic of Uruguay	4.375%	1/23/2031	2,302	2,297
[5]	Oriental Republic of Uruguay	5.750%	10/28/2034	1,855	1,937
[5]	Oriental Republic of Uruguay	7.625%	3/21/2036	885	1,040
[5]	Oriental Republic of Uruguay	5.442%	2/14/2037	1,401	1,430
[5]	Oriental Republic of Uruguay	4.125%	11/20/2045	1,029	874
[5]	Oriental Republic of Uruguay	5.100%	6/18/2050	2,735	2,505
[5]	Oriental Republic of Uruguay	4.975%	4/20/2055	2,140	1,891
[5]	Oriental Republic of Uruguay	5.250%	9/10/2060	1,303	1,180
	Province of Alberta	3.300%	3/15/2028	1,100	1,087
	Province of Alberta	4.500%	6/26/2029	1,000	1,016
	Province of Alberta	1.300%	7/22/2030	2,566	2,289
	Province of Alberta	4.500%	1/24/2034	1,000	1,004
	Province of Alberta	4.300%	11/2/2035	467	457
	Province of British Columbia	4.700%	1/24/2028	2,003	2,030
	Province of British Columbia	4.800%	11/15/2028	1,100	1,123
	Province of British Columbia	4.900%	4/24/2029	2,100	2,156
	Province of British Columbia	3.900%	8/27/2030	2,260	2,245
	Province of British Columbia	1.300%	1/29/2031	500	439
	Province of British Columbia	4.200%	7/6/2033	1,100	1,085
	Province of British Columbia	4.750%	6/12/2034	2,688	2,732
	Province of British Columbia	4.800%	6/11/2035	2,372	2,411
	Province of Manitoba	4.300%	7/27/2033	950	940
	Province of Manitoba	4.900%	5/31/2034	665	681
	Province of New Brunswick	3.625%	2/24/2028	500	497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Ontario	3.100%	5/19/2027	4,025	3,989
	Province of Ontario	4.200%	1/18/2029	1,600	1,611
	Province of Ontario	3.800%	1/29/2029	3,256	3,244
	Province of Ontario	3.700%	9/17/2029	2,325	2,304
	Province of Ontario	2.000%	10/2/2029	1,700	1,590
	Province of Ontario	4.700%	1/15/2030	2,047	2,097
	Province of Ontario	3.900%	9/4/2030	1,065	1,059
	Province of Ontario	1.125%	10/7/2030	2,800	2,463
	Province of Ontario	1.600%	2/25/2031	5,000	4,449
	Province of Ontario	1.800%	10/14/2031	500	442
	Province of Ontario	5.050%	4/24/2034	1,457	1,514
	Province of Ontario	4.450%	11/20/2035	511	506
	Province of Quebec	2.750%	4/12/2027	3,250	3,211
	Province of Quebec	3.625%	4/13/2028	1,150	1,143
	Province of Quebec	4.500%	4/3/2029	2,525	2,563
[5]	Province of Quebec	7.500%	9/15/2029	1,075	1,194
	Province of Quebec	1.350%	5/28/2030	1,200	1,078
[5]	Province of Quebec	3.875%	1/14/2031	2,800	2,772
	Province of Quebec	1.900%	4/21/2031	800	719
	Province of Quebec	4.500%	9/8/2033	1,225	1,230
	Province of Quebec	4.250%	9/5/2034	1,250	1,227
	Province of Quebec	4.625%	8/28/2035	2,823	2,830
	Province of Saskatchewan	3.250%	6/8/2027	700	694
	Province of Saskatchewan	4.650%	1/28/2030	712	725
[5]	Republic of Chile	3.240%	2/6/2028	1,810	1,774
[5]	Republic of Chile	4.850%	1/22/2029	400	405
[5]	Republic of Chile	2.450%	1/31/2031	921	841
[5]	Republic of Chile	4.350%	4/13/2031	420	412
[5]	Republic of Chile	2.550%	1/27/2032	879	778
[5]	Republic of Chile	2.550%	7/27/2033	1,859	1,585
[5]	Republic of Chile	3.500%	1/31/2034	1,259	1,136
[5]	Republic of Chile	4.950%	1/5/2036	1,601	1,582
[5]	Republic of Chile	5.650%	1/13/2037	1,300	1,349
[5]	Republic of Chile	3.100%	5/7/2041	2,440	1,844
[5]	Republic of Chile	4.340%	3/7/2042	1,236	1,084
	Republic of Chile	3.625%	10/30/2042	500	399
	Republic of Chile	3.860%	6/21/2047	1,100	858
[5]	Republic of Chile	3.500%	1/25/2050	1,915	1,371
[5]	Republic of Chile	4.000%	1/31/2052	1,110	860
[5]	Republic of Chile	5.330%	1/5/2054	900	848
[5]	Republic of Chile	3.100%	1/22/2061	1,475	911
[5]	Republic of Chile	3.250%	9/21/2071	848	523
[5]	Republic of Hungary	7.625%	3/29/2041	1,350	1,527
[5]	Republic of Indonesia	4.150%	9/20/2027	650	647
	Republic of Indonesia	3.500%	1/11/2028	1,300	1,279
[5]	Republic of Indonesia	4.550%	1/11/2028	850	851
	Republic of Indonesia	4.100%	4/24/2028	1,000	992
	Republic of Indonesia	4.750%	2/11/2029	1,350	1,355
	Republic of Indonesia	3.400%	9/18/2029	1,100	1,056
[5]	Republic of Indonesia	5.250%	1/15/2030	750	759
	Republic of Indonesia	2.850%	2/14/2030	350	325
	Republic of Indonesia	3.850%	10/15/2030	2,100	2,011
[5]	Republic of Indonesia	4.350%	2/21/2031	660	644
	Republic of Indonesia	1.850%	3/12/2031	600	520
[5]	Republic of Indonesia	4.300%	4/16/2031	800	779
[5]	Republic of Indonesia	2.150%	7/28/2031	1,100	957
[5]	Republic of Indonesia	3.550%	3/31/2032	1,250	1,155
[5]	Republic of Indonesia	4.650%	9/20/2032	1,138	1,113
[5]	Republic of Indonesia	4.700%	2/10/2034	775	748
[5]	Republic of Indonesia	4.750%	9/10/2034	600	577
[5]	Republic of Indonesia	5.600%	1/15/2035	925	939
[5]	Republic of Indonesia	4.950%	2/21/2036	940	905
[5]	Republic of Indonesia	4.900%	4/16/2036	1,100	1,049
	Republic of Indonesia	4.350%	1/11/2048	2,075	1,676
	Republic of Indonesia	5.350%	2/11/2049	750	708
	Republic of Indonesia	3.700%	10/30/2049	825	590
	Republic of Indonesia	4.200%	10/15/2050	2,005	1,551
	Republic of Indonesia	3.050%	3/12/2051	850	532
[5]	Republic of Indonesia	4.300%	3/31/2052	700	548
[5]	Republic of Indonesia	5.450%	9/20/2052	200	187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Republic of Indonesia	5.650%	1/11/2053	700	673
[5]	Republic of Indonesia	5.100%	2/10/2054	675	612
[5]	Republic of Indonesia	5.150%	9/10/2054	835	753
[5]	Republic of Indonesia	5.475%	2/21/2056	690	642
[5]	Republic of Indonesia	3.200%	9/23/2061	800	479
	Republic of Indonesia	4.450%	4/15/2070	750	573
	Republic of Indonesia	3.350%	3/12/2071	500	300
[5]	Republic of Italy	2.875%	10/17/2029	2,000	1,912
[5]	Republic of Italy	5.375%	6/15/2033	1,925	2,014
[5]	Republic of Italy	4.000%	10/17/2049	1,900	1,450
[5]	Republic of Italy	3.875%	5/6/2051	2,500	1,830
	Republic of Korea	2.500%	6/19/2029	900	858
	Republic of Korea	4.500%	7/3/2029	500	507
	Republic of Korea	1.000%	9/16/2030	1,000	877
	Republic of Korea	3.625%	10/29/2030	470	462
	Republic of Korea	1.750%	10/15/2031	550	487
	Republic of Korea	4.125%	6/10/2044	655	590
	Republic of Korea	3.875%	9/20/2048	390	328
	Republic of Panama	8.875%	9/30/2027	368	390
[5]	Republic of Panama	3.875%	3/17/2028	1,980	1,947
[5]	Republic of Panama	3.160%	1/23/2030	400	374
[5]	Republic of Panama	2.252%	9/29/2032	1,945	1,598
[5]	Republic of Panama	3.298%	1/19/2033	835	726
[5]	Republic of Panama	5.227%	2/23/2034	824	798
[5]	Republic of Panama	6.400%	2/14/2035	1,900	1,976
[5]	Republic of Panama	6.700%	1/26/2036	1,444	1,522
[5]	Republic of Panama	6.875%	1/31/2036	867	921
[5]	Republic of Panama	5.662%	2/23/2038	596	572
[5]	Republic of Panama	8.000%	3/1/2038	1,080	1,237
[5]	Republic of Panama	4.500%	5/15/2047	600	472
[5]	Republic of Panama	4.500%	4/16/2050	2,310	1,756
[5]	Republic of Panama	4.300%	4/29/2053	1,250	909
[5]	Republic of Panama	6.853%	3/28/2054	1,160	1,195
[5]	Republic of Panama	4.500%	4/1/2056	2,215	1,634
[5]	Republic of Panama	7.875%	3/1/2057	200	232
[5]	Republic of Panama	3.870%	7/23/2060	2,600	1,690
[5]	Republic of Panama	4.500%	1/19/2063	1,400	1,022
[5]	Republic of Peru	2.783%	1/23/2031	3,187	2,908
[5]	Republic of Peru	1.862%	12/1/2032	1,100	905
	Republic of Peru	8.750%	11/21/2033	2,135	2,581
[5]	Republic of Peru	3.000%	1/15/2034	1,800	1,537
[5]	Republic of Peru	5.375%	2/8/2035	770	768
[5]	Republic of Peru	5.500%	3/30/2036	1,677	1,673
[5]	Republic of Peru	6.550%	3/14/2037	600	648
[5]	Republic of Peru	3.300%	3/11/2041	1,000	754
	Republic of Peru	5.625%	11/18/2050	2,150	2,046
[5]	Republic of Peru	3.550%	3/10/2051	400	271
[5]	Republic of Peru	5.875%	8/8/2054	1,600	1,539
[5]	Republic of Peru	6.200%	6/30/2055	1,118	1,123
[5]	Republic of Peru	2.780%	12/1/2060	1,700	897
[5]	Republic of Peru	3.600%	1/15/2072	850	522
[5]	Republic of Peru	3.230%	7/28/2121	1,000	534
[5]	Republic of Poland	5.500%	11/16/2027	1,300	1,324
[5]	Republic of Poland	4.625%	3/18/2029	1,300	1,315
[5]	Republic of Poland	4.875%	2/12/2030	1,500	1,530
[5]	Republic of Poland	5.750%	11/16/2032	775	814
[5]	Republic of Poland	4.875%	10/4/2033	2,125	2,121
[5]	Republic of Poland	5.125%	9/18/2034	2,746	2,758
[5]	Republic of Poland	5.375%	2/12/2035	2,325	2,362
[5]	Republic of Poland	5.500%	4/4/2053	2,105	1,935
[5]	Republic of Poland	5.500%	3/18/2054	2,600	2,396
	Republic of the Philippines	3.000%	2/1/2028	1,725	1,680
	Republic of the Philippines	3.750%	1/14/2029	2,000	1,961
	Republic of the Philippines	9.500%	2/2/2030	1,525	1,788
	Republic of the Philippines	4.375%	3/5/2030	500	497
	Republic of the Philippines	2.457%	5/5/2030	2,000	1,836
	Republic of the Philippines	7.750%	1/14/2031	775	870
	Republic of the Philippines	1.648%	6/10/2031	1,423	1,218
	Republic of the Philippines	4.250%	7/27/2031	750	732
	Republic of the Philippines	1.950%	1/6/2032	675	576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines	6.375%	1/15/2032	600	644
	Republic of the Philippines	3.556%	9/29/2032	800	738
	Republic of the Philippines	5.609%	4/13/2033	400	412
	Republic of the Philippines	5.000%	7/17/2033	1,050	1,043
	Republic of the Philippines	5.250%	5/14/2034	800	800
	Republic of the Philippines	6.375%	10/23/2034	1,825	1,963
	Republic of the Philippines	5.500%	2/4/2035	1,050	1,063
	Republic of the Philippines	4.750%	3/5/2035	700	673
	Republic of the Philippines	5.000%	1/27/2036	900	874
	Republic of the Philippines	5.000%	1/13/2037	841	812
	Republic of the Philippines	3.950%	1/20/2040	1,500	1,260
	Republic of the Philippines	3.700%	3/1/2041	1,534	1,230
	Republic of the Philippines	3.700%	2/2/2042	1,885	1,501
	Republic of the Philippines	2.950%	5/5/2045	1,075	719
	Republic of the Philippines	2.650%	12/10/2045	1,400	879
	Republic of the Philippines	3.200%	7/6/2046	1,875	1,284
	Republic of the Philippines	4.200%	3/29/2047	925	738
	Republic of the Philippines	5.950%	10/13/2047	600	606
	Republic of the Philippines	5.500%	1/17/2048	700	672
	Republic of the Philippines	5.600%	5/14/2049	800	772
	Republic of the Philippines	5.175%	9/5/2049	725	661
	Republic of the Philippines	5.900%	2/4/2050	850	852
	Republic of the Philippines	5.750%	1/27/2051	290	286
[5]	State of Israel	3.250%	1/17/2028	790	769
[5]	State of Israel	5.375%	3/12/2029	1,700	1,722
[5]	State of Israel	5.375%	2/19/2030	2,300	2,333
[5]	State of Israel	2.750%	7/3/2030	1,550	1,419
[5]	State of Israel	4.500%	1/13/2031	1,280	1,254
[5]	State of Israel	4.500%	1/17/2033	1,650	1,584
[5]	State of Israel	5.500%	3/12/2034	2,700	2,732
[5]	State of Israel	5.625%	2/19/2035	2,625	2,666
[5]	State of Israel	5.000%	1/13/2036	2,000	1,927
[5]	State of Israel	4.500%	1/30/2043	1,225	1,034
[5]	State of Israel	4.125%	1/17/2048	800	602
[5]	State of Israel	3.375%	1/15/2050	1,585	1,020
[5]	State of Israel	3.875%	7/3/2050	1,650	1,157
[5]	State of Israel	5.750%	3/12/2054	2,500	2,323
[5]	State of Israel	5.875%	1/13/2056	1,210	1,140
[5]	State of Israel	4.500%	4/3/2120	700	497
[5]	Svensk Exportkredit AB	3.875%	8/4/2027	2,622	2,620
[5]	Svensk Exportkredit AB	3.750%	9/13/2027	1,275	1,272
	Svensk Exportkredit AB	3.750%	5/8/2028	840	837
	Svensk Exportkredit AB	4.125%	6/14/2028	1,000	1,004
[5]	Svensk Exportkredit AB	4.250%	2/1/2029	300	303
	Svensk Exportkredit AB	3.625%	3/12/2029	200	198
	Svensk Exportkredit AB	3.750%	7/29/2030	493	488
[5]	Svensk Exportkredit AB	4.875%	10/4/2030	920	951
	United Mexican States	3.750%	1/11/2028	1,175	1,159
[5]	United Mexican States	5.400%	2/9/2028	800	810
	United Mexican States	4.500%	4/22/2029	2,000	1,987
[5]	United Mexican States	5.000%	5/7/2029	963	969
[5]	United Mexican States	3.250%	4/16/2030	1,700	1,589
[5]	United Mexican States	6.000%	5/13/2030	1,400	1,444
[5]	United Mexican States	4.750%	3/22/2031	1,625	1,585
[5]	United Mexican States	2.659%	5/24/2031	2,700	2,383
[5]	United Mexican States	8.300%	8/15/2031	1,000	1,160
[5]	United Mexican States	4.750%	4/27/2032	2,200	2,114
[5]	United Mexican States	5.850%	7/2/2032	3,202	3,236
[5]	United Mexican States	5.375%	3/22/2033	3,320	3,239
[5]	United Mexican States	7.500%	4/8/2033	800	903
[5]	United Mexican States	4.875%	5/19/2033	1,725	1,633
[5]	United Mexican States	5.625%	2/9/2034	2,451	2,401
[5]	United Mexican States	3.500%	2/12/2034	2,200	1,866
[5]	United Mexican States	6.750%	9/27/2034	1,450	1,539
[5]	United Mexican States	6.350%	2/9/2035	2,225	2,274
[5]	United Mexican States	5.625%	9/22/2035	1,430	1,382
[5]	United Mexican States	6.000%	5/7/2036	3,218	3,196
[5]	United Mexican States	6.875%	5/13/2037	3,134	3,277
[5]	United Mexican States	6.625%	1/29/2038	2,776	2,828
[5]	United Mexican States	6.125%	2/9/2038	3,191	3,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	6.050%	1/11/2040	2,321	2,254
[5]	United Mexican States	4.280%	8/14/2041	2,091	1,635
[5]	United Mexican States	4.750%	3/8/2044	3,022	2,420
	United Mexican States	5.550%	1/21/2045	2,224	1,994
	United Mexican States	4.600%	1/23/2046	1,930	1,477
	United Mexican States	4.350%	1/15/2047	1,160	847
	United Mexican States	4.600%	2/10/2048	2,070	1,551
[5]	United Mexican States	4.500%	1/31/2050	1,200	881
[5]	United Mexican States	5.000%	4/27/2051	1,852	1,443
[5]	United Mexican States	4.400%	2/12/2052	2,025	1,430
[5]	United Mexican States	6.338%	5/4/2053	2,385	2,217
[5]	United Mexican States	6.400%	5/7/2054	1,908	1,780
[5]	United Mexican States	7.375%	5/13/2055	2,118	2,225
[5]	United Mexican States	6.750%	2/9/2056	1,623	1,571
[5]	United Mexican States	3.771%	5/24/2061	2,375	1,413
[5]	United Mexican States	5.750%	10/12/2110	2,114	1,716
Total Sovereign Bonds (Cost $828,376)					793,950
Taxable Municipal Bonds (0.2%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	100	81
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	100	112
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/2044	225	236
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	100	121
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/2043	50	51
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	375	468
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	985	1,028
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	94	105
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	400	449
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	700	464
	California Earthquake Authority Revenue	5.603%	7/1/2027	185	187
	California GO	1.700%	2/1/2028	350	337
	California GO	3.500%	4/1/2028	400	397
	California GO	5.125%	9/1/2029	375	389
	California GO	2.500%	10/1/2029	590	562
	California GO	1.750%	11/1/2030	260	235
	California GO	5.750%	10/1/2031	100	107
	California GO	4.350%	11/1/2032	200	199
	California GO	4.500%	4/1/2033	650	643
	California GO	7.500%	4/1/2034	1,770	2,033
	California GO	5.150%	9/1/2034	250	256
	California GO	7.550%	4/1/2039	2,815	3,342
	California GO	7.300%	10/1/2039	1,000	1,149
	California GO	7.350%	11/1/2039	725	836
	California GO	7.625%	3/1/2040	1,150	1,369
	California GO	7.600%	11/1/2040	2,000	2,399
	California State University Systemwide Revenue	3.899%	11/1/2047	250	202
	California State University Systemwide Revenue	2.897%	11/1/2051	500	344
	California State University Systemwide Revenue	2.975%	11/1/2051	465	304
	California State University Systemwide Revenue	2.719%	11/1/2052	500	324
	California State University Systemwide Revenue	2.939%	11/1/2052	500	338
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	100	102
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	500	337
	Chicago IL GO	5.879%	1/1/2031	137	138
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	500	515
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	405	444
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	200	174
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/2054	220	191
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	1,357	1,515
	Clark County NV Airport System Revenue	6.820%	7/1/2045	325	360
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	500	460
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/2038	275	257
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	400	344
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/2029	350	347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.850%	3/15/2032	610	650
	Cook County IL GO	6.229%	11/15/2034	400	425
	Dallas County TX Hospital District GO	5.621%	8/15/2044	100	98
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	300	310
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	75	69
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	280	311
[15]	Dallas TX Independent School District GO	6.450%	2/15/2035	150	153
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	875	752
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	325	245
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	450	322
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	800	681
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	275	230
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/2040	315	330
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	850	827
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	1,000	920
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	850	891
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	510	414
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	565	606
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	1,300	1,403
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	138	153
	Georgia Water & Wastewater Revenue	2.257%	11/1/2035	250	211
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	280	248
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	400	343
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	135	112
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	400	317
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	500	389
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	310	283
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/2050	290	265
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	625	473
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	315	318
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	1,490	1,036
	Houston TX GO	6.290%	3/1/2032	480	510
	Houston TX GO	3.961%	3/1/2047	355	300
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	300	209
	Illinois GO	5.100%	6/1/2033	6,431	6,550
	Illinois GO	6.630%	2/1/2035	90	94
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	350	372
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	375	272
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	180	180
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/2035	325	324
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	5	4
	JobsOhio Beverage System Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	320	270
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	200	193
[16]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	600	417
	Los Angeles CA Community College District GO	6.750%	8/1/2049	325	362
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	410	434
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	500	539
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	50	59
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/2029	156	156
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	235	238
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	700	697
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/2034	300	307
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/2036	200	196
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	700	675
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	700	712
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	350	351
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	342	332
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	500	391
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	500	340
	Massachusetts GO	5.456%	12/1/2039	845	855
	Massachusetts GO	2.900%	9/1/2049	575	391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	500	516
	Massachusetts SO Revenue	4.110%	7/15/2031	134	134
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	50	52
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	100	107
	Metropolitan Transportation Authority NY Revenue	6.814%	11/15/2040	145	158
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	35	33
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	575	676
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	575	524
	Miami-Dade County FL Transit System Sales Surtax Revenue	2.600%	7/1/2042	415	322
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	250	226
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	375	313
	Michigan State University Revenue	4.496%	8/15/2048	200	182
	Michigan State University Revenue	4.165%	8/15/2122	465	331
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	275	209
	Mississippi GO	5.245%	11/1/2034	250	256
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	405	283
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	350	251
[17]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	1,063	1,115
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	450	498
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	575	680
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	1,830	2,111
	New York City NY GO	4.610%	9/1/2037	500	487
	New York City NY GO	5.517%	10/1/2037	475	480
	New York City NY GO	6.271%	12/1/2037	325	344
	New York City NY GO	5.264%	10/1/2044	500	479
	New York City NY GO	5.559%	10/1/2045	529	519
	New York City NY GO	5.094%	10/1/2049	500	467
	New York City NY GO	5.263%	10/1/2052	200	188
	New York City NY GO	5.828%	10/1/2053	200	203
	New York City NY GO	5.114%	10/1/2054	500	457
	New York City NY GO	5.392%	10/1/2055	400	385
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/2041	100	100
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	300	300
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	100	102
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	75	77
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	325	313
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	1,200	1,207
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	500	534
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	455	527
	New York State Dormitory Authority Revenue	5.832%	7/1/2055	655	681
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	85	87
	New York State Urban Development Corp. Revenue	3.900%	3/15/2033	240	234
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/2029	60	60
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	295	302
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	700	764
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	415	340
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	300	220
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/2037	367	361
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	425	402
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	350	320
	Oregon GO	5.892%	6/1/2027	207	209
[18]	Oregon School Boards Association GO	5.528%	6/30/2028	65	66
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	600	604
	Pennsylvania State University Revenue	2.790%	9/1/2043	425	325
	Pennsylvania State University Revenue	2.840%	9/1/2050	300	201
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	375	371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/2029	125	134
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	200	209
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	800	836
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	1,415	1,326
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	375	369
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	175	143
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	200	145
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	135	126
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	250	161
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	1,705	1,429
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	550	493
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	400	254
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/2040	300	229
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	150	150
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/2038	75	71
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	325	332
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	100	81
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	375	247
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	350	286
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	350	298
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	250	200
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/2048	230	210
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	370	356
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	490	501
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	450	435
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	265	266
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	320	319
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	995	1,011
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	450	455
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	275	303
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	375	351
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	475	505
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	266	269
	Texas GO	5.517%	4/1/2039	965	989
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	1,277	1,308
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	1,350	1,367
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	775	618
	Texas Transportation Commission GO	4.681%	4/1/2040	100	98
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	1,275	1,297
[18]	Tucson City AZ COP	2.856%	7/1/2047	300	219
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	400	422
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	250	246
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	2,250	2,387
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	125	133
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	500	328
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	600	511
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	1,105	701
	University of California Revenue	1.316%	5/15/2027	925	899
	University of California Revenue	1.614%	5/15/2030	525	476
	University of California Revenue	3.071%	5/15/2051	500	334
	University of California Revenue	4.858%	5/15/2112	705	575
	University of California Revenue	4.767%	5/15/2115	150	120
	University of Michigan Revenue	2.437%	4/1/2040	275	207
	University of Michigan Revenue	2.562%	4/1/2050	200	123
	University of Michigan Revenue	3.504%	4/1/2052	475	344
	University of Michigan Revenue	4.454%	4/1/2122	1,100	853
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	235	171
[16]	University of Oregon Revenue	3.424%	3/1/2060	750	523
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	350	216
	University of Texas Financing System Revenue	4.794%	8/15/2046	300	283
	University of Texas Financing System Revenue	3.354%	8/15/2047	200	148
	University of Texas Financing System Revenue	2.439%	8/15/2049	225	137
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	900	678
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	275	203
	University of Virginia Revenue	2.256%	9/1/2050	1,075	614
	University of Virginia Revenue	4.179%	9/1/2117	250	182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	160	161
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	1,000	945
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/2027	300	298
Total Taxable Municipal Bonds (Cost $123,509)					108,073
				Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[19,20]	Vanguard Market Liquidity Fund (Cost $515,656)	3.687%		5,157,540	515,703
Total Investments (100.4%) (Cost $31,373,728)					59,053,942
Other Assets and Liabilities—Net (-0.4%)					(206,682)
Net Assets (100%)					58,847,260
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,253.
2	Security value determined using significant unobservable inputs.
3	Securities with a value of $2,164 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Securities with a value of $3,195 have been segregated as collateral for open over-the-counter swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	U.S. government-guaranteed.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $47,093, representing 0.1% of net assets.
11	Guaranteed by the Government of Canada.
12	Guaranteed by the Government of Japan.
13	Guaranteed by the Federal Republic of Germany.
14	Guaranteed by the Republic of Austria.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
20	Collateral of $31,423 was received for securities on loan.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	2	222	(4)
E-mini Russell 2000 Index	June 2026	36	4,522	95
E-mini S&P 500 Index	June 2026	45	14,784	(199)
E-mini S&P Mid-Cap 400 Index	June 2026	2	680	6
				(102)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	6,322	(4.490)	204	—
Citigroup Inc.	8/31/2027	BANA	3,920	(4.380)	—	(39)
Global Payments Inc.	8/31/2026	BANA	412	(4.368)	—	(20)
Goldman Sachs Group Inc.	8/31/2027	BANA	7,289	(4.461)	31	—
JPMorgan Chase & Co.	8/31/2027	BANA	25,590	(4.436)	—	(125)
NetApp Inc.	8/31/2026	BANA	329	(4.314)	—	(10)
PayPal Holdings Inc.	8/31/2026	BANA	1,499	(4.467)	12	—
Raymond James Financial Inc.	2/1/2027	CITNA	141	(4.140)	1	—
VICI Properties Inc. Class A	8/31/2026	BANA	1,299	(4.337)	33	—
					281	(194)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	35,189,213	—	3	35,189,216
Rights	3	—	90	93
U.S. Government and Agency Obligations	—	16,070,003	—	16,070,003
Asset-Backed/Commercial Mortgage-Backed Securities	—	480,655	—	480,655
Corporate Bonds	—	5,896,249	—	5,896,249
Sovereign Bonds	—	793,950	—	793,950
Taxable Municipal Bonds	—	108,073	—	108,073
Temporary Cash Investments	515,703	—	—	515,703
Total	35,704,919	23,348,930	93	59,053,942

Derivative Financial Instruments
Assets
Futures Contracts[1]	101	—	—	101
Swap Contracts	—	281	—	281
Total	101	281	—	382
Liabilities
Futures Contracts[1]	(203)	—	—	(203)
Swap Contracts	—	(194)	—	(194)
Total	(203)	(194)	—	(397)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.